                                                                               .
                                                                               .
                                                                               .

THE HARTFORD MUTUAL FUNDS

                       CLASS A, CLASS B AND CLASS C SHARES

                                              PROSPECTUS
                                              MARCH 1, 2008


AS WITH ALL MUTUAL       THE HARTFORD DOMESTIC EQUITY GROWTH FUNDS
FUNDS, THE
SECURITIES AND
EXCHANGE COMMISSION     THE HARTFORD FUNDAMENTAL GROWTH FUND
HAS NOT APPROVED OR     (FORMERLY THE HARTFORD FOCUS FUND)
DISAPPROVED THESE       THE HARTFORD GROWTH FUND
SECURITIES OR PASSED    THE HARTFORD GROWTH OPPORTUNITIES FUND
UPON THE ADEQUACY OF    THE HARTFORD LARGECAP GROWTH FUND
THIS PROSPECTUS. ANY    THE HARTFORD MIDCAP GROWTH FUND
REPRESENTATION TO       (FORMERLY THE HARTFORD SELECT MIDCAP GROWTH FUND)
THE CONTRARY IS A       THE HARTFORD SMALL COMPANY FUND
CRIMINAL OFFENSE.       THE HARTFORD SMALLCAP GROWTH FUND



                       THE HARTFORD MUTUAL FUNDS
                       P.O. BOX 64387
                       ST. PAUL, MN 55164-0387

                     [This page is intentionally left blank]

CONTENTS
--------------------------------------------------------------------------------


Introduction                Introduction                                         2
A summary of each           The Hartford Fundamental Growth Fund
fund's
goals, principal            (formerly The Hartford Focus Fund)
strategies,                                                                      3
main risks,                 The Hartford Growth Fund
performance and                                                                  8
expenses                    The Hartford Growth Opportunities Fund              13
                            The Hartford LargeCap Growth Fund                   18
                            The Hartford MidCap Growth Fund (formerly The
                            Hartford Select MidCap Growth Fund)                 23
                            The Hartford Small Company Fund                     28
                            The Hartford SmallCap Growth Fund                   34
Description of other        Investment strategies and investment matters        40
investment                  Terms used in this Prospectus
strategies and                                                                  43
investment risks
Investment manager          Management of the funds
and                                                                             45
management fee
information
Information on your         About your account
account                                                                         49
                            Choosing a share class                              49
                            How sales charges are calculated                    51
                            Sales charge reductions and waivers                 52
                            Opening an account                                  57
                            Buying shares                                       59
                            Selling shares                                      61
                            Transaction policies                                65
                            Dividends and account policies                      69
                            Additional investor services                        70
Further information         Financial highlights
on the                                                                          73
funds
                            Fund code, CUSIP number and symbol                  82
                            For more information                                83




THE HARTFORD MUTUAL FUNDS                                                      1

INTRODUCTION
--------------------------------------------------------------------------------

Each fund described in this prospectus has its own investment strategy and risk/reward profile. This prospectus relates to the Class A, Class B and Class C shares of the funds. Each of the funds, also offers Class Y shares to certain qualified investors pursuant to a separate prospectus describing that class.

Each of the funds, except for the Fundamental Growth Fund, LargeCap Growth Fund and MidCap Growth Fund, also offers Class R3, Class R4, Class R5 and Class Y shares to employer-sponsored retirement plans pursuant to a separate prospectus describing these classes.

The Growth Fund, Growth Opportunities Fund, Small Company Fund and SmallCap Growth Fund also offer Class I shares only through advisory fee-based wrap programs sponsored by financial intermediaries having a selling, administration or any similar agreement with the Funds, pursuant to a separate prospectus describing that class.

In addition, the Growth Fund, Growth Opportunities Fund and SmallCap Growth Fund also offer Class L shares to certain qualified investors pursuant to a separate prospectus describing that class.

Each fund is a diversified fund.

Growth Fund, Growth Opportunities Fund and SmallCap Growth Fund are series of The Hartford Mutual Funds II, Inc. All other funds are series of The Hartford Mutual Funds, Inc.

Information on each fund, including risk factors, can be found on the pages following this introduction.

The investment manager to each fund is Hartford Investment Financial Services, LLC ("HIFSCO"). The day-to-day portfolio management of the funds is provided by one or more investment sub-advisers. Information regarding HIFSCO and the sub-advisers is included under the section entitled "Management of the Funds" in this prospectus.

THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC. HAVE EACH RECEIVED AN ORDER FROM THE SECURITIES AND EXCHANGE COMMISSION THAT PERMITS ITS INVESTMENT MANAGER, SUBJECT TO APPROVAL BY ITS BOARD OF DIRECTORS, TO CHANGE SUB-ADVISERS ENGAGED BY THE INVESTMENT MANAGER TO CONDUCT THE INVESTMENT PROGRAMS OF THE FUNDS WITHOUT SHAREHOLDER APPROVAL. FOR MORE INFORMATION, PLEASE SEE THIS PROSPECTUS UNDER "THE INVESTMENT MANAGER."

MUTUAL FUNDS ARE NOT BANK DEPOSITS AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. BECAUSE YOU COULD LOSE MONEY BY INVESTING IN THESE FUNDS, BE SURE TO READ ALL RISK DISCLOSURES CAREFULLY BEFORE INVESTING.



2                                                      THE HARTFORD MUTUAL FUNDS

THE HARTFORD FUNDAMENTAL GROWTH FUND
(FORMERLY THE HARTFORD FOCUS FUND)

--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Fundamental Growth Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund invests primarily in equity securities of large capitalization growth companies which include companies with market capitalizations similar to companies in the Russell 1000 Growth Index. As of December 31, 2007, the market capitalization of companies included in this index ranged from approximately $538 million to $512 billion. Individual holdings are typically no larger than 5% of the fund's total assets. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

The fund's portfolio of equity securities is evaluated using what is sometimes referred to as a "bottom-up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, growth prospects, relative valuation, balance sheet, income statement, and anticipated earnings and revenues.

In general, the fund seeks to invest in market-leading companies in industry niches that offer high secular growth prospects and attractive market dynamics. The approach utilizes proprietary fundamental research to identify high-quality, proven companies with price-earnings valuations comparable to the company's long-term, sustainable growth rate. The fund may trade securities actively.


--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

The fund's focus on large capitalization companies significantly influences its performance. Large capitalization stocks as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on medium or small capitalization stocks.

Wellington Management's strategy of bottom-up stock selection also has a significant impact on the fund's performance. If the strategy does not produce the desired results, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful reliance on the fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails substantial financial risk related to such companies.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.




THE HARTFORD MUTUAL FUNDS                                                      3

                                            THE HARTFORD FUNDAMENTAL GROWTH FUND
                                              (FORMERLY THE HARTFORD FOCUS FUND)


--------------------------------------------------------------------------------


PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual return shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)

                                   (BAR CHART)



       -25.40%   27.13%     2.35%     9.46%     9.21%    15.08%


        2002      2003      2004      2005      2006      2007




 During the periods shown in the bar chart, the highest quarterly return was 14.59% (2nd quarter, 2003) and the lowest quarterly return was -19.21% (2nd quarter, 2002).



4                                                      THE HARTFORD MUTUAL FUNDS

                                            THE HARTFORD FUNDAMENTAL GROWTH FUND
                                              (FORMERLY THE HARTFORD FOCUS FUND)


--------------------------------------------------------------------------------


 AVERAGE ANNUAL TOTAL RETURNS
 FOR PERIODS ENDING 12/31/2007
 (INCLUDES SALES CHARGES)


                                                                              LIFE OF FUND
                                                       1 YEAR    5 YEARS    (SINCE 05/24/01)
  Class A Return Before Taxes                           8.75%     11.08%          3.71%
  Class A Return After Taxes on Distributions           4.74%     10.20%          3.09%
  Class A Return After Taxes on Distributions and
  Sale of Fund Shares                                   6.03%      9.18%          2.85%
  Class B Return Before Taxes                           9.15%     11.26%          3.83%
  Class C Return Before Taxes                          13.24%     11.54%          3.84%
  Russell 1000 Growth Index (reflects no deduction
  for fees, expenses or taxes)                         11.81%     12.11%          2.25%(1)
  S&P 500 Index (reflects no deduction for fees,
  expenses or taxes)                                    5.49%     12.82%          4.21%(1)


INDICES: The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

(1) Return is from 5/31/2001 - 12/31/2007.


THE HARTFORD MUTUAL FUNDS                                                      5

                                            THE HARTFORD FUNDAMENTAL GROWTH FUND
                                              (FORMERLY THE HARTFORD FOCUS FUND)


--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                          CLASS A       CLASS B      CLASS C
SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum sales charge (load) imposed on purchases as a
  percentage of offering price                             5.50%          None         None
  Maximum deferred sales charge (load) (as a percentage
  of purchase price or redemption proceeds, whichever
  is less)                                                  None(1)      5.00%        1.00%
  Exchange fees                                             None          None         None
ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)
  Management fees(2)                                       0.85%         0.85%        0.85%
  Distribution and service (12b-1) fees                    0.25%(3)      1.00%        1.00%
  Other expenses(4)                                        0.37%         0.44%        0.35%
  Total annual operating expenses                          1.47%         2.29%        2.20%
  Less: Contractual expense reimbursement(5)               0.02%         0.09%         None
  Net annual operating expenses(5)                         1.45%         2.20%        2.20%



(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."
(2) Effective March 30, 2007, HIFSCO has permanently reduced its management fee at each breakpoint for this fund.
(3) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.
(4) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses, restated to reflect current fees.
(5) HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.45%, 2.20% and 2.20%, respectively. In addition, HASCO, the fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2009, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.


6                                                      THE HARTFORD MUTUAL FUNDS

                                            THE HARTFORD FUNDAMENTAL GROWTH FUND
                                              (FORMERLY THE HARTFORD FOCUS FUND)


--------------------------------------------------------------------------------

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                                    CLASS A    CLASS B    CLASS C
  Year 1                                                       $  689     $  723     $  323
  Year 3                                                       $  983     $  988     $  688
  Year 5                                                       $1,299     $1,380     $1,180
  Year 10                                                      $2,190     $2,344     $2,534


You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                                 CLASS A    CLASS B    CLASS C
  Year 1                                                       $  689     $  223     $  223
  Year 3                                                       $  983     $  688     $  688
  Year 5                                                       $1,299     $1,180     $1,180
  Year 10                                                      $2,190     $2,344     $2,534





THE HARTFORD MUTUAL FUNDS                                                      7

THE HARTFORD GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL.  The Hartford Growth Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 65% of its total assets in equity securities of growth companies. The key characteristics of growth companies favored by the fund include sustainable growth, superior business models, strong cash flow generation, high margins, high return on capital, a strong balance sheet and a leadership position within the industry. The fund may invest in companies with a broad range of market capitalizations, but tends to focus on large capitalization companies with market capitalizations similar to those of companies in the Russell 1000 Growth Index. As of December 31, 2007, the market capitalization of companies included in this index ranged from approximately $538 million to $512 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Wellington Management utilizes what is sometimes referred to as a "bottom-up" approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, cash flow and revenues.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. Large capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small or medium capitalization stocks. Similarly, if Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.



8                                                      THE HARTFORD MUTUAL FUNDS

                                                        THE HARTFORD GROWTH FUND
--------------------------------------------------------------------------------


PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures in the table do. If sales charges were reflected in the bar chart, returns would have been lower. Because Class A, B and C shares were not offered prior to February 19, 2002, performance history prior to that date is based upon that of the fund's Class L, M and N shares (Class L is not offered in this prospectus. Class M and N are no longer offered.), respectively. Returns in the table have been adjusted to reflect the sales charge structure of the Class A, B and C shares. Returns for the fund's Class A, B and C shares would have been substantially similar to those of the fund's Class L, M and N shares because all of the fund's shares are invested in the same portfolio of securities, and would have differed only to the extent that the classes do not have the same expenses. Because expenses for the Class A, B and C shares are higher than for the Class L, M and N shares, respectively, Class A, B and C share returns would have been lower for the periods presented in the bar chart and table.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser. Returns in the bar chart and table after February 19, 2002 would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR(1)
(EXCLUDES SALES CHARGES)

                                   (BAR CHART)



       29.63%    34.67%    -4.95%    -14.60%   -24.78%   32.60%    11.75%     4.12%     4.23%    16.54%


        1998      1999      2000      2001      2002      2003      2004      2005      2006      2007




 During the periods shown in the bar chart, the highest quarterly return was 29.80% (4th quarter, 1999) and the lowest quarterly return was -19.01% (3rd quarter, 2001).


 (1) Class A shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund's Class L shares, which have different operating expenses.




THE HARTFORD MUTUAL FUNDS                                                      9

                                                        THE HARTFORD GROWTH FUND
--------------------------------------------------------------------------------


 AVERAGE ANNUAL TOTAL RETURNS
 FOR PERIODS ENDING 12/31/2007
 (INCLUDES SALES CHARGES)


                                                           1 YEAR     5 YEARS     10 YEARS
  Class A Return Before Taxes(1)                           10.13%      12.10%       6.56%
  Class A Return After Taxes on Distributions(1)            8.64%      11.57%       4.72%
  Class A Return After Taxes on Distributions and Sale
  of Fund Shares(1)                                         8.07%      10.51%       4.90%
  Class B Return Before Taxes(1)                           10.60%      12.27%       6.37%
  Class C Return Before Taxes(1)                           14.68%      12.59%       6.40%
  Russell 1000 Growth Index (reflects no deduction for
  fees, expenses or taxes)                                 11.81%      12.11%       3.83%


INDEX: The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

(1) Class A, B and C shares commenced operations on February 19, 2002. Class A, B and C share performance prior to February 19, 2002 reflects Class L, M and N share performance and operating expenses less Class A, B or C share sales charges, respectively.


10                                                     THE HARTFORD MUTUAL FUNDS

                                                        THE HARTFORD GROWTH FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                            CLASS A     CLASS B     CLASS C
SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum sales charge (load) imposed on purchases as a
  percentage of offering price                               5.50%        None        None
  Maximum deferred sales charge (load) (as a percentage
  of purchase price or redemption proceeds, whichever is
  less)                                                       None(1)    5.00%       1.00%
  Exchange fees                                               None        None        None
ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)
  Management fees(2)                                         0.73%       0.73%       0.73%
  Distribution and service (12b-1) fees                      0.25%(3)    1.00%       1.00%
  Other expenses(4)                                          0.27%       0.47%       0.23%
  Total annual operating expenses                            1.25%       2.20%       1.96%
  Less: Contractual expense reimbursement(5)                  None       0.25%        None
  Net annual operating expenses(5)                           1.25%       1.95%       1.96%



(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."
(2) Effective November 1, 2007, HIFSCO has permanently reduced its management fee at the first breakpoint for this fund.
(3) Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.
(4) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses, restated to reflect current fees.
(5) HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.30%, 2.05% and 2.05%, respectively. In addition, HASCO, the fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2009, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.


THE HARTFORD MUTUAL FUNDS                                                     11

                                                        THE HARTFORD GROWTH FUND
--------------------------------------------------------------------------------

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                                  CLASS A     CLASS B     CLASS C
  Year 1                                                     $  670      $  698      $  299
  Year 3                                                     $  925      $  912      $  615
  Year 5                                                     $1,199      $1,252      $1,057
  Year 10                                                    $1,978      $2,094      $2,285


You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                               CLASS A     CLASS B     CLASS C
  Year 1                                                     $  670      $  198      $  199
  Year 3                                                     $  925      $  612      $  615
  Year 5                                                     $1,199      $1,052      $1,057
  Year 10                                                    $1,978      $2,094      $2,285





12                                                     THE HARTFORD MUTUAL FUNDS

THE HARTFORD GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Growth Opportunities Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests primarily in a diversified portfolio of common stocks covering a broad range of industries, companies and market capitalizations that Wellington Management believes have superior growth potential. The fund may invest up to 20% of its total assets in foreign issuers and non-dollar securities.

Wellington Management uses fundamental analysis to identify companies with accelerating operating momentum for purchase. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. The fund may trade securities actively.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small- or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

If Wellington Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that Wellington Management had anticipated.


Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.



THE HARTFORD MUTUAL FUNDS                                                     13

                                          THE HARTFORD GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------



PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures in the table do. If sales charges were reflected in the bar chart, returns would have been lower. Because Class A, B and C shares were not offered prior to February 19, 2002, performance history prior to that date is based upon that of the fund's Class L, M and N shares (Class L is are not offered in this prospectus. Class M and N are no longer offered.), respectively. Returns in the table have been adjusted to reflect the sales charge structure of the Class A, B and C shares. Returns for the fund's Class A, B and C shares would have been substantially similar to those of the fund's Class L, M and N shares because all of the fund's shares are invested in the same portfolio of securities, and would have differed only to the extent that the classes do not have the same expenses. Because expenses for the Class A, B and C shares are higher than for the Class L, M and N shares, respectively, Class A, B and C share returns would have been lower for the periods presented in the bar chart and table.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser. Returns in the bar chart and table after February 19, 2002 would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR(1)
(EXCLUDES SALES CHARGES)

                                   (BAR CHART)



       18.97%    53.67%     3.47%    -24.11%   -28.44%   43.61%    16.13%    15.63%    11.44%    28.03%


        1998      1999      2000      2001      2002      2003      2004      2005      2006      2007



 During the periods shown in the bar chart, the highest quarterly return was 43.93% (4th quarter, 1999) and the lowest quarterly return was -23.93% (1st quarter, 2001).


 (1) Class A shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund's Class L shares, which have different operating expenses.




14                                                     THE HARTFORD MUTUAL FUNDS

                                          THE HARTFORD GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------



 AVERAGE ANNUAL TOTAL RETURNS
 FOR PERIODS ENDING 12/31/2007
 (INCLUDES SALES CHARGES)


                                                             1 YEAR   5 YEARS   10 YEARS
  Class A Return Before Taxes(1)                             20.99%    21.04%    10.32%
  Class A Return After Taxes on Distributions(1)             16.98%    19.63%     7.80%
  Class A Return After Taxes on Distributions and Sale of
  Fund Shares(1)                                             14.70%    18.09%     7.75%
  Class B Return Before Taxes(1)                             22.08%    21.32%    10.13%
  Class C Return Before Taxes(1)                             26.23%    21.56%    10.15%
  Russell 1000 Growth Index (reflects no deduction for
  fees, expenses or taxes)                                   11.81%    12.11%     3.83%
  Russell 3000 Growth Index (reflects no deduction for
  fees, expenses or taxes)                                   11.40%    12.42%     3.83%


INDICES: The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

The Russell 3000 Growth Index is an unmanaged index that measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

(1) Class A, B and C shares commenced operations on February 19, 2002. Class A, B and C share performance prior to February 19, 2002 reflects Class L, M and N share performance and operating expenses less Class A, B or C share sales charges, respectively.


THE HARTFORD MUTUAL FUNDS                                                     15

                                          THE HARTFORD GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                            CLASS A     CLASS B     CLASS C
SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum sales charge (load) imposed on purchases as a
  percentage of offering Price                               5.50%        None        None
  Maximum deferred sales charge (load) (as a percentage
  of purchase price or redemption proceeds, whichever is
  less)                                                       None(1)    5.00%       1.00%
  Exchange fees                                               None        None        None
ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)
  Management fees(2)                                         0.72%       0.72%       0.72%
  Distribution and service (12b-1) fees                      0.25%(3)    1.00%       1.00%
  Other expenses(4)                                          0.30%       0.38%       0.20%
  Total annual operating expenses                            1.27%       2.10%       1.92%
  Less: Contractual expense reimbursement(5)                  None       0.01%        None
  Net annual operating expenses(5)                           1.27%       2.09%       1.92%



(1) A contingent deferred sales charge of 1.00% may apply only on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."
(2) Effective November 1, 2007, HIFSCO has permanently reduced its management fee at the first breakpoint for this fund.
(3) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.
(4) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses restated to reflect current fees.
(5) HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.36%, 2.11% and 2.11%, respectively. In addition, HASCO, the fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2009, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.


16                                                     THE HARTFORD MUTUAL FUNDS

                                          THE HARTFORD GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------


EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                                  CLASS A     CLASS B     CLASS C
  Year 1                                                     $  672      $  712      $  295
  Year 3                                                     $  931      $  955      $  603
  Year 5                                                     $1,209      $1,324      $1,037
  Year 10                                                    $2,000      $2,211      $2,243


You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                               CLASS A     CLASS B     CLASS C
  Year 1                                                     $  672      $  212      $  195
  Year 3                                                     $  931      $  655      $  603
  Year 5                                                     $1,209      $1,124      $1,037
  Year 10                                                    $2,000      $2,211      $2,243





THE HARTFORD MUTUAL FUNDS                                                     17

THE HARTFORD LARGECAP GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford LargeCap Growth Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing primarily in stocks that the fund's sub-adviser believes have superior return potential. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of large capitalization companies. The fund defines large capitalization companies as companies with market capitalizations within the collective range of the Russell 1000 and S&P 500 Indices. As of December 31, 2007, the market capitalization of companies included in these indices ranged from approximately $458 million to $512 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

Hartford Investment Management uses a quantitative multifactor approach to bottom-up stock selection, utilizing a broad set of individual fundamental stock characteristics to model each stock's relative attractiveness, with a focus on those factors that have been demonstrated historically to drive market returns. These characteristics include factors designed to describe a company's business, its valuation, investors' response to the company and the company's management behavior and earnings quality. The fundamentals used may vary by industry sector. Hartford Investment Management frequently and consistently measures the characteristics of every stock in the eligible universe and incorporates these measurements in a rigorous, repeatable process that considers both volatility and correlations. The fund may trade securities actively.

--------------------------------------------------------------------------------

MAIN RISKS. As with all stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The sub-adviser's investment strategy will influence performance significantly. If the sub-adviser's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money. In addition, if the sub-adviser incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that the sub-adviser had anticipated.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.



18                                                     THE HARTFORD MUTUAL FUNDS

                                               THE HARTFORD LARGECAP GROWTH FUND

--------------------------------------------------------------------------------


PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total return for the first full calendar year of the fund's operation, while the table shows how the fund's performance for the same time period and since inception compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURN
FOR CALENDAR YEAR 2007
(EXCLUDES SALES CHARGES)

                                   (BAR CHART)



        4.99%


        2007




 During the period shown in the bar chart, the highest quarterly return was 4.54% (2nd quarter, 2007) and the lowest quarterly return was -2.94% (4th quarter, 2007).



THE HARTFORD MUTUAL FUNDS                                                     19

                                               THE HARTFORD LARGECAP GROWTH FUND

--------------------------------------------------------------------------------

 AVERAGE ANNUAL TOTAL RETURNS
 FOR PERIODS ENDING 12/31/2007
 (INCLUDES SALES CHARGES)


                                                                          LIFE OF FUND
                                                               1 YEAR   (SINCE 11/30/06)
  Class A Return Before Taxes                                  -0.78%        -0.24%
  Class A Return After Taxes on Distributions                  -1.41%        -0.86%
  Class A Return After Taxes on Distributions and Sale of
  Fund Shares                                                  -0.51%        -0.56%
  Class B Return Before Taxes                                  -0.81%         0.62%
  Class C Return Before Taxes                                   3.19%         4.30%
  Russell 1000 Growth Index                                    11.81%        11.20%


INDEX: The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.


20                                                     THE HARTFORD MUTUAL FUNDS

                                               THE HARTFORD LARGECAP GROWTH FUND

--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                           CLASS A      CLASS B      CLASS C
SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum sales charge (load) imposed on purchases as a
  percentage of offering price                              5.50%         None         None
  Maximum deferred sales charge (load) (as a percentage
  of purchase price or redemption proceeds, whichever is
  less)                                                      None(1)     5.00%        1.00%
  Exchange fees                                              None         None         None
ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)
  Management fees                                           0.65%        0.65%        0.65%
  Distribution and service (12b-1) fees                     0.25%(2)     1.00%        1.00%
  Other expenses(3)                                         0.66%        0.84%        0.79%
  Total annual operating expenses                           1.56%        2.49%        2.44%
  Less: Contractual expense reimbursement(4)                0.31%        0.49%        0.44%
  Net annual operating expenses(4)                          1.25%        2.00%        2.00%



(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."
(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.
(3) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses restated to reflect current fees.
(4) HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.25%, 2.00% and 2.00%, respectively. In addition, HASCO, the fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2009, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.


THE HARTFORD MUTUAL FUNDS                                                     21

                                               THE HARTFORD LARGECAP GROWTH FUND

--------------------------------------------------------------------------------

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                                    CLASS A    CLASS B    CLASS C
  Year 1                                                       $  670     $  703     $  303
  Year 3                                                       $  925     $  927     $  627
  Year 5                                                       $1,199     $1,278     $1,078
  Year 10                                                      $1,978     $2,134     $2,327


You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                                 CLASS A    CLASS B    CLASS C
  Year 1                                                       $  670     $  203     $  203
  Year 3                                                       $  925     $  627     $  627
  Year 5                                                       $1,199     $1,078     $1,078
  Year 10                                                      $1,978     $2,134     $2,327




22                                                     THE HARTFORD MUTUAL FUNDS

THE HARTFORD MIDCAP GROWTH FUND
(FORMERLY THE HARTFORD SELECT MIDCAP GROWTH FUND)

--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford MidCap Growth Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing primarily in growth style stocks. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of mid-capitalization companies. The fund defines mid-capitalization companies as companies with market capitalizations within the range of companies in the Russell Midcap Growth Index. As of December 31, 2007, the market capitalization of companies included in this index ranged from approximately $538 million to $42 billion. The fund may invest up to 20% of its assets in securities of foreign issuers and non-dollar securities.

Hartford Investment Management uses a quantitative multifactor approach to bottom-up stock selection, utilizing a broad set of individual fundamental stock characteristics to model each stock's relative attractiveness, with a focus on those factors that have been demonstrated historically to drive market returns. These characteristics include factors designed to describe a company's business, its valuation, investors' response to the company and the company's management behavior and earnings quality. The fundamentals used may vary by industry sector. Hartford Investment Management frequently and consistently measures the characteristics of every stock in the eligible universe and incorporates these measurements in a rigorous, repeatable process that considers both volatility and correlations.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. Mid-sized company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Hartford Investment Management's investment strategy will influence performance significantly. If Hartford Investment Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money. In addition, if Hartford Investment Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that the sub-adviser had anticipated.




THE HARTFORD MUTUAL FUNDS                                                     23

                                                 THE HARTFORD MIDCAP GROWTH FUND
                               (FORMERLY THE HARTFORD SELECT MIDCAP GROWTH FUND)
--------------------------------------------------------------------------------


PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual return shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO. Hartford Investment Management became a sub-adviser effective December 2006. Performance information represents performance of previous sub-advisers.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)

                                   (BAR CHART)



        6.98%    10.22%     7.46%


        2005      2006      2007




 During the periods shown in the bar chart, the highest quarterly return was 8.82% (1st quarter, 2006) and the lowest quarterly return was -6.12% (2nd quarter, 2006).



24                                                     THE HARTFORD MUTUAL FUNDS

                                                 THE HARTFORD MIDCAP GROWTH FUND
                               (FORMERLY THE HARTFORD SELECT MIDCAP GROWTH FUND)
--------------------------------------------------------------------------------


 AVERAGE ANNUAL TOTAL RETURNS
 FOR PERIODS ENDING 12/31/2007
 (INCLUDES SALES CHARGES)


                                                                          LIFE OF FUND
                                                              1 YEAR   (SINCE 01/01/2005)
  Class A Return Before Taxes                                  1.55%          6.20%
  Class A Return After Taxes on Distributions                 -2.80%          4.13%
  Class A Return After Taxes on Distributions and Sale of
  Fund Shares                                                  1.31%          4.20%
  Class B Return Before Taxes                                  2.22%          6.68%
  Class C Return Before Taxes                                  5.75%          7.43%
  Russell MidCap Growth Index (reflects no deduction for
  fees, expenses or taxes)                                    11.43%         11.39%


INDEX: The Russell MidCap Growth Index is an unmanaged index measuring the performance of the mid-cap growth segment of the U.S. equity universe. You cannot invest directly in an index.


THE HARTFORD MUTUAL FUNDS                                                     25

                                                 THE HARTFORD MIDCAP GROWTH FUND
                               (FORMERLY THE HARTFORD SELECT MIDCAP GROWTH FUND)
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                           CLASS A      CLASS B      CLASS C
SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum sales charge (load) imposed on purchases as a
  percentage of offering price                              5.50%         None         None
  Maximum deferred sales charge (load) (as a percentage
  of purchase price or redemption proceeds, whichever is
  less)                                                      None(1)     5.00%        1.00%
  Exchange fees                                              None         None         None
ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)
  Management fees(2)                                        0.75%        0.75%        0.75%
  Distribution and service (12b-1) fees                     0.25%(3)     1.00%        1.00%
  Other expenses(4)                                         0.60%        0.79%        0.64%
  Total annual operating expenses                           1.60%        2.54%        2.39%
  Less: Contractual expense reimbursement(5)                0.28%        0.65%        0.35%
  Net annual operating expenses(5)                          1.32%        1.89%        2.04%



(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."
(2) Effective December 4, 2006, HIFSCO has permanently reduced its management fee at each breakpoint for this fund.
(3) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.
(4) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses restated to reflect current fees.
(5) HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.35%, 2.10% and 2.10%, respectively. In addition, HASCO, the fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2009, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.


26                                                     THE HARTFORD MUTUAL FUNDS

                                                 THE HARTFORD MIDCAP GROWTH FUND
                               (FORMERLY THE HARTFORD SELECT MIDCAP GROWTH FUND)
--------------------------------------------------------------------------------

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                                    CLASS A    CLASS B    CLASS C
  Year 1                                                       $  677     $  692     $  307
  Year 3                                                       $  945     $  894     $  640
  Year 5                                                       $1,234     $1,221     $1,098
  Year 10                                                      $2,053     $2,063     $2,369


You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                                 CLASS A    CLASS B    CLASS C
  Year 1                                                       $  677     $  192     $  207
  Year 3                                                       $  945     $  594     $  640
  Year 5                                                       $1,234     $1,021     $1,098
  Year 10                                                      $2,053     $2,063     $2,369





THE HARTFORD MUTUAL FUNDS                                                     27

THE HARTFORD SMALL COMPANY FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL.  The Hartford Small Company Fund seeks growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small capitalization companies. The fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap 600 Indices. As of December 31, 2007, this range was between approximately $27 million and $6 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund employs a "multi-manager" approach whereby portions of the fund's cash flows are allocated among different money managers who employ distinct investment styles intended to complement one another. The investment manager to the fund is HIFSCO. As the investment manager, HIFSCO is responsible for the management of the fund and supervision of the fund's investment sub-advisers. HIFSCO has selected two different asset managers for the day-to-day portfolio management of the fund: Wellington Management and Hartford Investment Management. Each sub-adviser acts independently of the other and uses its own methodology for selecting investments.

Hartford Investment Management uses a quantitative multifactor approach to bottom-up stock selection, utilizing a broad set of individual fundamental stock characteristics to model each stock's relative attractiveness, with a focus on those factors that have been demonstrated historically to drive market returns. These characteristics include factors designed to describe a company's business, its valuation, investors' response to the company and the company's management behavior and earnings quality. The fundamentals used may vary by industry sector. Hartford Investment Management frequently and consistently measures the characteristics of every stock in the eligible universe and incorporates these measurements in a rigorous, repeatable process that considers both volatility and correlations.

Through fundamental analysis Wellington Management identifies companies that it believes have substantial potential for capital appreciation. Wellington Management selects securities of companies that, in its opinion:

  -  have potential for above-average earnings growth,

  -  are undervalued in relation to their investment potential,

  - have positive business and/or fundamental financial characteristics that are overlooked or misunderstood by investors, or

  - are relatively obscure and undiscovered by the overall investment community.

Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. The fund may trade securities actively.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.


28                                                     THE HARTFORD MUTUAL FUNDS

                                                 THE HARTFORD SMALL COMPANY FUND
--------------------------------------------------------------------------------

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The sub-advisers' investment strategies will influence performance significantly. If a sub-adviser's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money. In addition, if a sub-adviser incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that the sub-adviser had anticipated.

The interplay of the various strategies employed by the fund's multiple sub-advisers may result in the fund focusing on certain types of securities. This focus may be beneficial or detrimental to the fund's performance depending upon the performance of those securities and the overall economic environment. The multiple sub-adviser approach could result in a high level of portfolio turnover, resulting in higher fund brokerage expenses and increased tax liability from the fund's realization of capital gains.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.




THE HARTFORD MUTUAL FUNDS                                                     29

                                                 THE HARTFORD SMALL COMPANY FUND
--------------------------------------------------------------------------------


PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

Part of the performance of the fund is due to purchases of securities sold in Initial Public Offerings ("IPOs") that materially affected the performance of the fund. The effect of IPOs on the fund's performance depends on a variety of factors including the number of IPOs that the fund invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the fund. Although the fund may purchase IPOs, not all such purchases may materially affect performance. There is no guarantee that the fund's investments in IPOs, if any, will continue to have a similar impact on the fund's performance.

Hartford Investment Management became an additional sub-adviser effective June 2006.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)

                                   (BAR CHART)



       10.46%    65.66%    -13.12%   -15.84%   -30.54%   55.40%    11.37%    20.54%    13.71%    11.25%


        1998      1999      2000      2001      2002      2003      2004      2005      2006      2007




 During the periods shown in the bar chart, the highest quarterly return was 35.86% (4th quarter, 1999) and the lowest quarterly return was -23.71% (3rd quarter, 2001).




30                                                     THE HARTFORD MUTUAL FUNDS

                                                 THE HARTFORD SMALL COMPANY FUND
--------------------------------------------------------------------------------


 AVERAGE ANNUAL TOTAL RETURNS
 FOR PERIODS ENDING 12/31/2007
 (INCLUDES SALES CHARGES)


                                                             1 YEAR   5 YEARS   10 YEARS
  Class A Return Before Taxes                                 5.13%    20.04%     8.77%
  Class A Return After Taxes on Distributions                 1.77%    18.97%     7.68%
  Class A Return After Taxes on Distributions and Sale of
  Fund Shares                                                 4.15%    17.39%     7.18%
  Class B Return Before Taxes                                 5.70%    20.35%     8.60%
  Class C Return Before Taxes(1)                              9.45%    20.52%     8.61%
  Russell 2000 Growth Index (reflects no deduction for
  fees, expenses or taxes)                                    7.05%    16.50%     4.32%


INDEX: The Russell 2000 Growth Index is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000 Index is a broad based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq.) You cannot invest directly in an index.

(1) Class C shares commenced operations on July 31, 1998. Class C share performance prior to July 31, 1998 reflects Class B share performance and operating expenses less Class C share sales charges.



THE HARTFORD MUTUAL FUNDS                                                     31

                                                 THE HARTFORD SMALL COMPANY FUND
--------------------------------------------------------------------------------


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                          CLASS A       CLASS B      CLASS C
SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum sales charge (load) imposed on purchases as a
  percentage of offering price                             5.50%          None         None
  Maximum deferred sales charge (load) (as a percentage
  of purchase price or redemption proceeds, whichever
  is less)                                                  None(1)      5.00%        1.00%
  Exchange fees                                             None          None         None
ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)
  Management fees                                          0.82%         0.82%        0.82%
  Distribution and service (12b-1) fees                    0.25%(2)      1.00%        1.00%
  Other expenses(3)                                        0.32%         0.48%        0.32%
  Total annual operating expenses                          1.39%         2.30%        2.14%
  Less: Contractual expense reimbursement(4)                None         0.25%         None
  Net annual operating expenses(4)                         1.39%         2.05%        2.14%



(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."
(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.
(3) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses restated to reflect current fees.
(4) HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A share, Class B shares and Class C shares at 1.40%, 2.15% and 2.15%, respectively. In addition, HASCO, the fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2009, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.


32                                                     THE HARTFORD MUTUAL FUNDS

                                                 THE HARTFORD SMALL COMPANY FUND
--------------------------------------------------------------------------------

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                                    CLASS A    CLASS B    CLASS C
  Year 1                                                       $  684     $  708     $  317
  Year 3                                                       $  966     $  943     $  670
  Year 5                                                       $1,269     $1,303     $1,149
  Year 10                                                      $2,127     $2,210     $2,472


You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                                 CLASS A    CLASS B    CLASS C
  Year 1                                                       $  684     $  208     $  217
  Year 3                                                       $  966     $  643     $  670
  Year 5                                                       $1,269     $1,103     $1,149
  Year 10                                                      $2,127     $2,210     $2,472




THE HARTFORD MUTUAL FUNDS                                                     33

THE HARTFORD SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford SmallCap Growth Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of small capitalization companies that the fund's sub-advisers believe have superior growth potential. The fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap 600 Indices. As of December 31, 2007, this range was between approximately $27 million and $6 billion. The fund's portfolio is diversified by industry and company. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund employs a "multi-manager" approach whereby portions of the fund's cash flows are allocated among different money managers who employ distinct investment styles intended to complement one another. The investment manager to the fund is HIFSCO. As the investment manager, HIFSCO is responsible for the management of the fund and supervision of the fund's investment sub-advisers. HIFSCO has selected two different asset managers for the day-to-day portfolio management of the fund: Wellington Management and Hartford Investment Management. Each sub-adviser acts independently of the other and uses its own methodology for selecting investments.

In managing its portion of the fund, Wellington Management employs what is often called a "bottom-up" approach to select specific securities from a variety of industries. However, in constructing the portfolio, Wellington Management analyzes and monitors different sources of active risk including stock-specific risk, industry risk and style risk. The goal of this analysis is to ensure that the portfolio remains well-diversified, and does not take large industry and style bets relative to the fund's market benchmark as an unintended consequence of bottom-up stock picking. The portion of the fund managed by Wellington Management invests primarily in a diversified portfolio of common stocks based on the combined ratings of Wellington Management's Global Industry Analysts and proprietary quantitative stock selection models. Global Industry Analyst ratings are based upon fundamental analysis. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. Wellington Management combines its fundamental research with an internally-developed quantitative analytical approach. This quantitative approach evaluates each security favoring those with attractive value and momentum measures. Value factors compare securities within sectors based on measures such as valuations, earnings quality and balance sheet strength. Momentum focuses on stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase.

Hartford Investment Management seeks to achieve the fund's goal of maximizing short- and long-term capital appreciation through investing primarily in small capitalization companies and using a bottom-up approach. Hartford Investment Management uses a quantitative multifactor approach to bottom-up stock selection, utilizing a broad set of individual fundamental stock characteristics to model each stock's relative attractiveness, with a focus on those factors that have been demonstrated historically to drive market returns. These characteristics include factors designed to describe a company's business, its valuation, investors' response to the company and the company's management behavior and earnings quality. The fundamentals used may vary by industry sector. Hartford Investment Management frequently and consistently measures the characteristics of every stock in the eligible universe and incorporates these measurements in a rigorous, repeatable process that considers both volatility and correlations. The fund may trade securities actively.




34                                                     THE HARTFORD MUTUAL FUNDS

                                               THE HARTFORD SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------


MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund may invest a significant portion of its assets in small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment. If a sub-adviser incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that the sub-adviser had anticipated.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The sub-advisers' investment strategies will influence performance significantly. If a sub-adviser's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

The investment styles employed by the fund's sub-advisers may not be complementary. The interplay of the various strategies employed by the fund's multiple sub-advisers may result in the fund focusing on certain types of securities. This focus may be beneficial or detrimental to the fund's performance depending upon the performance of those securities and the overall economic environment. The multiple sub-adviser approach could result in a high level of portfolio turnover, resulting in higher fund brokerage expenses and increased tax liability from the fund's realization of capital gains.



THE HARTFORD MUTUAL FUNDS                                                     35

                                               THE HARTFORD SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures in the table do. If sales charges were reflected in the bar chart, returns would have been lower. Because Class A, B and C shares were not offered prior to February 19, 2002, performance history prior to that time is based upon that of the fund's Class L, M and N shares (Class L is not offered in this prospectus. Class M and N are no longer offered.), respectively. Returns in the table have been adjusted to reflect the sales charge structure of the Class A, B and C shares. Returns for the fund's Class A, B and C shares would have been substantially similar to those of the fund's Class L, M and N shares because all of the fund's shares are invested in the same portfolio of securities, and would have differed only to the extent that the classes do not have the same expenses. Because expenses for the Class A, B and C shares are higher than for the Class L, M and N shares, respectively, Class A, B and C share returns would have been lower for the periods presented in the bar chart and table.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results.

Hartford Investment Management became an additional sub-adviser effective November 2006. The following information includes the fund's performance when it was managed by a previous investment adviser. Returns in the bar chart and table after February 19, 2002 would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR(1)
(EXCLUDES SALES CHARGES)

                                   (BAR CHART)



       19.85%    111.43%   -13.95%   -21.97%   -29.08%   49.28%    15.12%     9.74%     5.45%    -2.35%


        1998      1999      2000      2001      2002      2003      2004      2005      2006      2007




 During the periods shown in the bar chart, the highest quarterly return was 63.29% (4th quarter, 1999) and the lowest quarterly return was -29.49% (3rd quarter, 2001).


(1) Class A shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund's Class L shares, which have different operating expenses.




36                                                     THE HARTFORD MUTUAL FUNDS

                                               THE HARTFORD SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------


 AVERAGE ANNUAL TOTAL RETURNS
 FOR PERIODS ENDING 12/31/2007
 (INCLUDES SALES CHARGES)


                                                            1 YEAR   5 YEARS   10 YEARS
  Class A Return Before Taxes(1)                            -7.72%    12.90%     8.27%
  Class A Return After Taxes on Distributions(1)            -9.48%    12.48%     5.47%
  Class A Return After Taxes on Distributions and Sale of
  Fund Shares(1)                                            -3.28%    11.26%     5.73%
  Class B Return Before Taxes(1)                            -7.29%    13.18%     8.21%
  Class C Return Before Taxes(1)                            -4.06%    13.36%     8.16%
  Russell 2000 Growth Index (reflects no deduction for
  fees, expenses or taxes)                                   7.05%    16.50%     4.32%


INDEX: The Russell 2000 Growth Index is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000 Index is a broad based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq.) You cannot invest directly in an index.

(1) Class A, B and C shares commenced operations on February 19, 2002. Class A, B and C share performance prior to February 19, 2002 reflects Class L, M and N share performance and operating expenses less Class A, B or C share sales charges, respectively.


THE HARTFORD MUTUAL FUNDS                                                     37

                                               THE HARTFORD SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                          CLASS A       CLASS B      CLASS C
SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum sales charge (load) imposed on purchases as a
  percentage of offering price                             5.50%          None         None
  Maximum deferred sales charge (load) (as a percentage
  of purchase price or redemption proceeds, whichever
  is less)                                                  None(1)      5.00%        1.00%
  Exchange fees                                             None          None         None
ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)
  Management fees(2)                                       0.77%         0.77%        0.77%
  Distribution and service (12b-1) fees                    0.25%(3)      1.00%        1.00%
  Other expenses(4)                                        0.89%         0.70%        0.45%
  Total annual operating expenses                          1.91%         2.47%        2.22%
  Less: Contractual expense reimbursement(5)               0.99%         0.60%        0.10%
  Net annual operating expenses(5)                         0.92%         1.87%        2.12%



(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."
(2) Effective November 1, 2007, HIFSCO has permanently reduced its management fee at the first breakpoint for this fund.
(3) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.
(4) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses restated to reflect current fees.
(5) HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.40%, 2.15% and 2.15%, respectively. In addition, HASCO, the fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2009, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.


38                                                     THE HARTFORD MUTUAL FUNDS

                                               THE HARTFORD SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                                    CLASS A    CLASS B    CLASS C
  Year 1                                                       $  639     $  690     $  315
  Year 3                                                       $  827     $  888     $  664
  Year 5                                                       $1,031     $1,211     $1,139
  Year 10                                                      $1,619     $1,942     $2,452


You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                                 CLASS A    CLASS B    CLASS C
  Year 1                                                       $  639     $  190     $  215
  Year 3                                                       $  827     $  588     $  664
  Year 5                                                       $1,031     $1,011     $1,139
  Year 10                                                      $1,619     $1,942     $2,452





THE HARTFORD MUTUAL FUNDS                                                     39

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

 INVESTMENT RISKS GENERALLY

Many factors affect each fund's performance. There is no assurance that a fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a fund.

The different types of securities, investments, and investment techniques used by each fund all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation, and an investment in any stock is subject to, among other risks, the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). All funds may invest in equity securities as part of their principal investment strategy. With respect to debt securities, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. As described below, an investment in certain of the funds entails special additional risks.

 USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES

From time to time, as part of its principal investment strategy, each fund may invest some or all of its assets in cash or high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, the fund may lose the benefit of market upswings and limit its ability to meet its investment objective.

 USE OF OPTIONS, FUTURES AND
 OTHER DERIVATIVES

Each fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. These techniques permit a fund to gain exposure to a particular security, group of securities, interest rate, foreign currency or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.

These techniques are also used to seek to manage risk by hedging a fund's portfolio investments. Hedging techniques may not always be available to the funds, and it may not always be feasible for a fund to use hedging techniques even when they are available. Also, even if used, hedging techniques may not be successful.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, a fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way a fund's manager expected. As a result, the use of these techniques may result in losses to a fund or increase volatility in a fund's performance. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed (i.e., they result in leverage). Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect.

 FOREIGN INVESTMENTS

The funds may invest in securities and loans of foreign issuers and borrowers and non-dollar securities and loans as part of their principal investment strategy.


40                                                     THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

Investments in the securities of foreign issuers, loans of foreign borrowers and non-dollar securities and loans involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or loans or securities or loans of domestic issuers or borrowers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities or loan markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets), and securities of some foreign issuers and loans of foreign borrowers may be less liquid than securities or loans of comparable domestic issuers or borrowers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities or loan transactions, thus making it difficult to execute such transactions. The inability of a fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio loans or securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers and borrowers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer or foreign borrower than about a domestic one. In addition, there may be less government regulation of stock exchanges, brokers, and listed and unlisted issuers and borrowers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of a fund, or political or social instability or diplomatic developments that could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

 INVESTMENTS IN EMERGING MARKETS

The funds may invest in emerging markets, but not as a part of their principal investment strategy.

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are generally less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. The funds may also utilize derivative instruments, such as equity linked securities, to gain exposure to certain emerging markets, but not as a principal investment strategy. These risks are not normally associated with investments in more developed countries.

 SMALL CAPITALIZATION COMPANIES

Growth Opportunities Fund, Small Company Fund and SmallCap Growth Fund may invest in securities of small capitalization companies as part of their principal investment strategy. Fundamental Growth Fund and Growth Fund may invest in securities of such companies, but not as a principal investment strategy.


THE HARTFORD MUTUAL FUNDS                                                     41

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

 OTHER INVESTMENT COMPANIES

Each fund may invest in securities of other investment companies, including exchange traded funds (ETFs), subject to statutory limitations prescribed by the Investment Company Act of 1940, as amended. These limitations include in certain circumstances a prohibition on the fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a fund's total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs' shares beyond these statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the ETFs and the investing funds. A fund may rely on these exemptive orders to invest in unaffiliated ETFs.

Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and a fund could lose money investing in an ETF. In addition, as with traditional mutual funds, ETFs charge asset-based fees. The funds will indirectly pay a proportional share of the asset-based fees of the ETFs in which the funds invest. Moreover, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of the ETF's shares may trade at a premium or a discount to their NAV; (ii) an active trading market for an ETF's shares may not develop or be maintained; and (iii) there is no assurance that the requirements of the exchange necessary to maintain the listing of an ETF will continue to be met or remain unchanged.

 RISKS OF ILLIQUID SECURITIES

Each fund may invest up to 15% of its net assets in illiquid securities which cannot be disposed of in seven days in the ordinary course of business at fair value.

Securities purchased by a fund, particularly debt securities and over-the-counter traded securities, that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy, or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to over-the-counter traded securities, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase the securities.


42                                                     THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

If one or more instruments in a fund's portfolio become illiquid, the fund may exceed its 15 percent limitation in illiquid instruments. In the event that changes in the portfolio or other external events cause the investments in illiquid instruments to exceed 15 percent of a fund's net assets the fund must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable. This requirement would not force a fund to liquidate any portfolio instrument where the fund would suffer a loss on the sale of that instrument. In cases where no clear indication of the value of a fund's portfolio instruments is available, the portfolio instruments will be valued at their fair value according to the valuation procedures approved by the Boards of Directors. These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity. The value of illiquid securities may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists, and thus negatively affect a fund's NAV. For more information on fair valuation, please see "Transaction Policies -- Valuation of Shares"

 ABOUT EACH FUND'S INVESTMENT GOAL

Each fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. A fund may not be able to achieve its goal. The funds' prospectus will be updated prior to any change in a fund's investment goal (or objective).

 CONSEQUENCES OF PORTFOLIO TRADING PRACTICES

The following funds may have a relatively high portfolio turnover:

- Fundamental Growth Fund

- Growth Opportunities Fund

- LargeCap Growth Fund

- Small Company Fund

- SmallCap Growth Fund

Growth Fund may also, at times, engage in short-term trading. Short-term trading could produce higher brokerage expenses for a fund and higher taxable distributions to the fund's shareholders and therefore could adversely affect the fund's performance. The funds are not managed to achieve a particular tax result for shareholders. Shareholders should consult their own tax adviser for individual tax advice.

 TERMS USED IN THIS PROSPECTUS

Equity securities: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

Foreign issuers and foreign borrowers: Foreign issuers and foreign borrowers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers or borrowers if the issuer's or borrower's economic fortunes and risks are primarily linked with U.S. markets.

Non-dollar securities and loans: Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

 INVESTMENT POLICIES

LargeCap Growth Fund, MidCap Growth Fund, Small Company Fund and SmallCap Growth Fund have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, each of these funds has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets in investments of the type suggested by its name, as set forth in the fund's Principal

THE HARTFORD MUTUAL FUNDS                                                     43

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------


Investment Strategy section. This requirement is applied at the time a fund invests its assets. If, subsequent to an investment by a fund, this requirement is no longer met, due to changes in the value or capitalization of portfolio assets, or otherwise, the fund's future investments will be made in a manner that will bring the fund into compliance with this requirement. For purposes of this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. A fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" one, which means that it may be changed without the vote of a majority of the fund's outstanding shares as defined in the 1940 Act. The name of each of these funds may be changed at any time by a vote of the fund's Board of Directors. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by a fund of its 80% investment policy covered by Rule 35d-1.


 ADDITIONAL INVESTMENT STRATEGIES AND RISKS

Each fund may invest in various securities and engage in various investment techniques that are not the principal focus of the fund and, therefore, are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the funds' Combined Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the funds (see back cover for address, phone number and website address).

 DISCLOSURE OF PORTFOLIO HOLDINGS

The funds will disclose their complete calendar month-end portfolio holdings on the funds' website at www.hartfordinvestor.com no earlier than 30 calendar days after the end of each month. The funds also will disclose on the funds' website no earlier than 15 days after the end of each month (i) the ten issuers that together constitute the largest portion of each fund's assets (in the case of funds that invest only in fixed income instruments); or (ii) each fund's largest ten holdings (in the case of other funds). A description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is available in the funds' SAI.




44                                                     THE HARTFORD MUTUAL FUNDS

                                                         MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

 THE INVESTMENT MANAGER

HIFSCO is the investment manager to each fund. HIFSCO is a wholly-owned, indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $426.7 billion in assets as of December 31, 2007. At the same time, HIFSCO had over $53.3 billion in assets under management. HIFSCO is responsible for the management of each fund and supervises the activities of the investment sub-advisers described below. HIFSCO is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

The funds rely on an exemptive order from the Securities and Exchange Commission under which they use a "Manager of Managers" structure. HIFSCO has responsibility, subject to oversight by the Board of Directors, to oversee the sub-advisers and recommend their hiring, termination and replacement. The exemptive order permits HIFSCO to appoint a new sub-adviser not affiliated with HIFSCO, with the approval of the Board of Directors and without obtaining approval from those shareholders that participate in the applicable fund. Within 90 days after hiring any new sub-adviser, affected shareholders will receive information about the new sub-advisory relationship.

 THE INVESTMENT SUB-ADVISERS

Wellington Management Company, LLP ("Wellington Management") is the investment sub-adviser to the Fundamental Growth Fund, Growth Fund, Growth Opportunities Fund, Small Company Fund and SmallCap Growth Fund. Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2007, Wellington Management had investment management authority with respect to approximately $588 billion in assets.

Hartford Investment Management Company ("Hartford Investment Management") is the investment sub-adviser to the LargeCap Growth Fund, MidCap Growth Fund, Small Company Fund and SmallCap Growth Fund. Hartford Investment Management is a professional money management firm that provides services to investment companies, employee benefit plans, its affiliated insurance companies and other institutional accounts. Hartford Investment Management is a wholly-owned subsidiary of The Hartford. As of December 31, 2007, Hartford Investment Management had investment management authority over approximately $148.7 billion in assets. Hartford Investment Management is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.

 SOFT DOLLAR PRACTICES

The sub-advisers are responsible for the day-to-day portfolio management activities of the funds they sub-advise, including effecting securities transactions. To the extent consistent with Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), the sub-advisers, including Hartford Investment Management, may obtain "soft dollar" benefits in connection with the execution of transactions for the funds. Each sub-adviser may cause a fund to pay a broker-dealer an amount in excess of the amount that another broker-dealer would have charged for the same transaction, in exchange for "brokerage and research services" (as defined in the 1934 Act). Neither the management fees nor the sub-advisory fees are reduced because the sub-advisers receive these products and services. These products and services may be of value to the sub-advisers in advising their clients (including the funds), although not all of these products and services are necessarily useful and of value in managing the funds. These products and services may include research reports, access to management personnel, financial newsletters and trade journals, seminar and conference fees, quantitative analytical software, data services, communication services

THE HARTFORD MUTUAL FUNDS                                                     45

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

relating to (or incidental to) the execution, clearing and settlement of securities transactions, post-trade services relating to functions incidental to trade execution, and other products and services that are permitted under
Section 28(e), as interpreted by the SEC from time to time. In certain instances, these products and services may have additional uses that are not related to brokerage or research. For such "mixed use" items, in accordance with SEC guidance, the sub-adviser will make a reasonable allocation of the cost of the item according to its expected use, and will pay for that portion of the item that does not have a brokerage or research-related component out of its own pocket.

 MANAGEMENT FEES

Each fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund's average daily net asset value as follows:

SMALLCAP GROWTH FUND

AVERAGE DAILY NET ASSETS             ANNUAL RATE
------------------------             -----------
First $100 million                      0.90%
Next $150 million                       0.80%
Next $250 million                       0.70%
Amount Over $500 million                0.65%


GROWTH FUND AND GROWTH OPPORTUNITIES FUND

AVERAGE DAILY NET ASSETS             ANNUAL RATE
------------------------             -----------
First $100 million                      0.90%
Next $150 million                       0.80%
Amount Over $250 million                0.70%


FUNDAMENTAL GROWTH FUND

AVERAGE DAILY NET ASSETS             ANNUAL RATE
------------------------             -----------
First $500 million                      0.85%
Next $500 million                       0.80%
Amount Over $1 billion                  0.75%


SMALL COMPANY FUND

AVERAGE DAILY NET ASSETS             ANNUAL RATE
------------------------             -----------
First $250 million                      0.85%
Next $250 million                       0.80%
Next $500 million                       0.75%
Next $500 million                       0.70%
Amount Over $1.5 billion                0.65%


MIDCAP GROWTH FUND

AVERAGE DAILY NET ASSETS             ANNUAL RATE
------------------------             -----------
First $500 million                      0.75%
Next $500 million                       0.70%
Amount Over $1 billion                  0.65%


LARGECAP GROWTH FUND

AVERAGE DAILY NET ASSETS             ANNUAL RATE
------------------------             -----------
First $500 million                      0.65%
Next $500 million                       0.60%
Amount Over $1 billion                  0.55%


For each fund's fiscal year ended October 31, 2007, the investment management fees paid to HIFSCO, expressed as a percentage of average net assets, were as follows:

                                    MANAGEMENT
FUND                                   FEES
----                                ----------
The Hartford Fundamental Growth
  Fund                                 0.87%
The Hartford Growth Fund               0.74%
The Hartford Growth Opportunities
  Fund                                 0.73%
The Hartford LargeCap Growth Fund      0.65%
The Hartford MidCap Growth Fund        0.77%
The Hartford Small Company Fund        0.82%
The Hartford SmallCap Growth Fund      0.80%


A discussion regarding the basis for the Boards of Directors' approval of the investment management and investment sub-advisory agreements of the funds is available in the funds' annual report to shareholders covering the fiscal year ended October 31, 2007.


46                                                     THE HARTFORD MUTUAL FUNDS

                                                         MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

 PORTFOLIO MANAGERS OF THE FUNDS


The following persons or teams have had primary responsibility for the day-to-day management of each indicated fund's portfolio since the date stated below. The funds' SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the funds.

FUNDAMENTAL GROWTH FUND Francis J. Boggan, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the fund since March 2007 and for clients of the firm for at least the past five years. Mr. Boggan joined Wellington Management as an investment professional in 2001.

GROWTH FUND Andrew J. Shilling, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the fund since 2001. Mr. Shilling joined Wellington Management as an investment professional in 1994.

John A. Boselli, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2002. Mr. Boselli joined Wellington Management as an investment professional in 2002.

GROWTH OPPORTUNITIES FUND Michael T. Carmen, CFA, CPA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the fund since 2001. Mr. Carmen joined Wellington Management as an investment professional in 1999.

Mario E. Abularach, CFA, CMT, Vice President and Equity Research Analyst of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2006 and for clients of the firm for at least the past five years. Mr. Abularach joined Wellington Management as an investment professional in 2001.

LARGECAP GROWTH FUND Hugh Whelan, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since November 2006. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.

MIDCAP GROWTH FUND Hugh Whelan, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since December 2006. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.

SMALL COMPANY FUND The fund employs a "multi-manager" approach whereby portions of the fund's cash flows are allocated among different money managers.

HARTFORD INVESTMENT MANAGEMENT: Hugh Whelan, Managing Director of Hartford Investment Management, has served as portfolio manager of the Fund since April 2007. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.

WELLINGTON MANAGEMENT COMPANY, LLP: Steven C. Angeli, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the fund since 2000. Mr. Angeli joined Wellington Management as an investment professional in 1994.

Stephen Mortimer, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2006 and for clients of the firm for at least the past five years. Mr. Mortimer joined Wellington Management as an investment professional in 2001.


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Mario E. Abularach, CFA, CMT, Vice President and Equity Research Analyst of
Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2006 and for clients of the firm for at least the past five years. Mr. Abularach joined Wellington Management as an investment professional in 2001.

SMALLCAP GROWTH FUND The fund employs a "multi-manager" approach whereby portions of the fund's cash flows are allocated among different money managers.

HARTFORD INVESTMENT MANAGEMENT COMPANY: Hugh Whelan, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since November 2006. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.

WELLINGTON MANAGEMENT COMPANY, LLP: David J. Elliott, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the fund since 2001. Mr. Elliott joined Wellington Management in 1995 and has been an investment professional since 1999.

Doris T. Dwyer, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2001. Ms. Dwyer joined Wellington Management as an investment professional in 1998.


48                                                     THE HARTFORD MUTUAL FUNDS

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                                                              ABOUT YOUR ACCOUNT
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 CHOOSING A SHARE CLASS

Each share class has its own cost structure, allowing you to choose the one that best meets your needs. Certain funds also offer Class I, Class L, Class R3, Class R4, Class R5 and Class Y shares to certain qualified investors pursuant to separate prospectuses describing those classes. Effective July 1, 2007, Class A shares and Class B shares will no longer be available to employer-sponsored retirement plans unless those plans had included (or were offered) those funds on or before June 30, 2007. This does not apply to individual retirement accounts (SAR-SEP, ROTH, SEP, SIMPLE, Traditional). Your financial representative can help you decide. For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Each class has adopted a Rule 12b-1 plan which allows the class to pay distribution fees for the sale and distribution of its shares and for providing services to shareholders. Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Purchases of Class B shares are subject to a total account value limitation at the time of purchase of $99,999, and purchases of Class C shares are subject to a total account value limitation at the time of purchase of $999,999. If your existing accounts for all share classes held with the Distributor (except Class R3, R4 and R5) have a total value equal to $99,999 for Class B share purchases or $999,999 for Class C share purchases, you will not be able to purchase Class B or Class C shares, as applicable. For the purpose of determining your total account value, existing accounts for all share classes held with the Distributor (except Class R3, R4 and R5) that are linked under a LOI or ROA will be included. Dealers and other financial intermediaries purchasing shares for their customers in omnibus accounts are responsible for compliance with these limits.

 CLASS A

- Front-end sales charges, as described under the subheading "How Sales Charges are Calculated".

- Distribution and service (12b-1) fees of 0.25%.(1)

(1) The Rule 12b-1 plan applicable to Class A shares of each fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors of the funds has currently authorized Rule 12b-1 payments of only up to 0.25%.

 CLASS B

- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1.00%.

- A deferred sales charge, as described on the following page.

- Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

 CLASS C

- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1.00%.

- A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

- No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

 DISTRIBUTION ARRANGEMENTS

HIFSCO serves as the principal underwriter for each fund pursuant to Underwriting Agreements initially approved by the Board of Directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (each a "Company"). HIFSCO is a registered broker-dealer and member of the Financial Industry Regulatory Authority

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("FINRA"). Shares of each fund are continuously offered and sold by selected broker-dealers who have selling agreements with HIFSCO. Such selected broker-dealers may designate and authorize other financial intermediaries to offer and sell shares of each fund. Except as discussed below, HIFSCO bears all the expenses of providing services pursuant to the Underwriting Agreements including the payment of the expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature. HIFSCO is not obligated to sell any specific amount of shares of any fund.

 DISTRIBUTION PLANS

Each Company, on behalf of its respective funds, has adopted a separate distribution plan (the "Plan") for each of the Class A, Class B and Class C shares of each fund pursuant to appropriate resolutions of each Company's Board of Directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable FINRA market conduct rules concerning asset-based sales charges.

CLASS A PLAN Pursuant to the Class A Plan, a fund may compensate HIFSCO for its expenditures in financing any activity primarily intended to result in the sale of fund shares and for maintenance and personal service provided to existing Class A shareholders. The expenses of a fund pursuant to the Class A Plan are accrued on a fiscal year basis and may not exceed, with respect to the Class A shares of each fund, the annual rate of 0.35% of the fund's average daily net assets attributable to Class A shares. However, the Companies' Boards of Directors have currently authorized Rule 12b-1 payments of only up to 0.25% of each fund's average daily net assets attributable to Class A shares. The entire amount of the fee may be used for shareholder servicing expenses with the remainder, if any, used for distribution expenses. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class A Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts.

CLASS B PLAN Pursuant to the Class B Plan, a fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class B shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by a fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class B Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class B Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class B shares.

CLASS C PLAN Pursuant to the Class C Plan, a fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class C shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by a fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class C Plan for which there is no dealer of record or for which qualification standards have not been

50                                                     THE HARTFORD MUTUAL FUNDS

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                                                              ABOUT YOUR ACCOUNT
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met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class C Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class C shares.

GENERAL Distribution fees paid to HIFSCO may be spent on any activities or expenses primarily intended to result in the sale of the applicable Company's shares including: (a) payment of initial and ongoing commissions and other compensation payments to brokers, dealers, financial institutions or others who sell each fund's shares, (b) compensation to employees of HIFSCO, (c) compensation to and expenses, including overhead such as communications and telephone, training, supplies, photocopying and similar types of expenses, of HIFSCO incurred in the printing and mailing or other dissemination of all prospectuses and statements of additional information, (d) the costs of preparation, printing and mailing of reports used for sales literature and related expenses, i.e., advertisements and sales literature, and (e) other distribution-related expenses and for the provision of personal service and/or the maintenance of shareholder accounts. These Plans are considered compensation type plans which means that the funds pay HIFSCO the entire fee regardless of HIFSCO's expenditures. Even if HIFSCO's actual expenditures exceed the fee payable to HIFSCO at any given time, the funds will not be obligated to pay more than that fee.

The Plans were adopted by a majority vote of the Board of Directors of the applicable Company, including at least a majority of directors who are not interested persons of the applicable funds as defined in the 1940 Act. A Plan may be terminated at any time by vote of the majority of the directors of the applicable board who are not interested persons of the funds. A Plan will automatically terminate in the event of its assignment.
 HOW SALES CHARGES ARE CALCULATED

CLASS A sales charges and commissions paid to dealers for the funds are listed below. The offering price includes the front-end sales load.

                                                  DEALER
                       AS A % OF    AS A %     COMMISSION AS
                        OFFERING    OF NET     PERCENTAGE OF
 YOUR INVESTMENT         PRICE    INVESTMENT  OFFERING PRICE
Less than $50,000         5.50%      5.82%         4.75%
$ 50,000 -- $ 99,999      4.50%      4.71%         4.00%
$100,000 -- $249,999      3.50%      3.63%         3.00%
$250,000 -- $499,999      2.50%      2.56%         2.00%
$500,000 -- $999,999      2.00%      2.04%         1.75%
$1 million or more(1)        0%         0%            0%


(1) Investments of $1 million or more in Class A shares may be made with no front-end sales charge. However, there is a contingent deferred sales charge
    (CDSC) of 1% on any shares sold within 18 months of purchase. For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold and is not charged on shares you acquired by reinvesting your dividends and capital gains distributions. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

A front-end sales charge is not assessed on Class A shares of the Money Market Fund.

The distributor may pay up to the entire amount of the sales commission to particular broker-dealers. The distributor may pay dealers of record commissions on purchases over $1 million an amount of up to 1.00% of the first $4 million, plus 0.50% of the next $6 million, plus 0.25% of share purchases over $10 million or of purchases in any amount by adviser-sold donor-advised funds. This commission schedule may also apply to certain sales of Class A shares made to investors which

THE HARTFORD MUTUAL FUNDS                                                     51

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ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------


qualify under any of the last four categories listed under "Waivers for Certain Investors".

For purchases made on or before April 30, 2007, the 1% CDSCs indicated above also may be waived where the distributor does not compensate the broker for the sale.

For retirement plans established on or after March 1, 2007, the commission schedule and 1% CDSC will not apply.

CLASS B shares are offered at their net asset value per share, without a front-end sales charge. However, you may be charged a contingent deferred sales charge
(CDSC) on shares you sell within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends and capital gains distributions. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

 YEARS AFTER
 PURCHASE                                CDSC
1st year                                5.00%
2nd year                                4.00%
3rd year                                3.00%
4th year                                3.00%
5th year                                2.00%
6th year                                1.00%
After 6 years                            None


CLASS C sales charges are listed below. There is no CDSC on shares acquired through reinvestment of dividends and capital gains distributions. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. A front-end sales charge is not assessed on Class C shares:

 YEARS AFTER
 PURCHASE                                CDSC
1st year                                1.00%
After 1 year                             None


For purposes of Class B and Class C CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month. To determine whether a CDSC applies, a fund redeems shares in the following order:
(1) shares representing an increase over the original purchase cost, (2) shares acquired through reinvestment of dividends and capital gains distributions, (3) Class B shares held for over 6 years or Class C shares held over 1 year, and (4) Class B shares held the longest during the six-year period.

When requesting a redemption the specified dollar amount will be redeemed from your account plus any applicable CDSC. If you do not want any additional amount withdrawn from your account please indicate that the applicable CDSC should be withdrawn from the total distribution amount requested.

Proceeds from the CDSC are paid to the distributor and are used in whole or in part by the distributor to defray its expenses related to providing distribution-related services to the funds in connection with the sale of the Class A, Class B and Class C shares, such as the payment of compensation to select selling brokers for selling these classes of shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the funds to sell the Class B and Class C shares without a front-end sales charge being deducted, and to sell Class A shares with a 3.00%, 4.50% or 5.50% maximum sales charge, as applicable, at the time of the purchase.

Although the funds do not charge a transaction fee, you may be charged a fee by brokers or financial intermediaries for the purchase or sale of the funds' shares through that broker or financial intermediary. This transaction fee is separate from any sales charge that the fund may apply.

 SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGES There are several ways you can combine multiple purchases of Class A shares of the funds to take advantage of the breakpoints in the sales charge schedule. Please note that you or your broker must notify Hartford Administrative Services Company ("HASCO"), the funds' transfer agent, that you are

52                                                     THE HARTFORD MUTUAL FUNDS

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                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

eligible for these breakpoints every time you have a qualifying transaction.

- ACCUMULATION PRIVILEGE -- lets you add the value of any shares of the funds (excluding Class R3, R4 and R5 shares) you or members of your family already own to the amount of your next Class A and Class L investment for purposes of calculating the sales charge. Each fund offers to all qualifying investors rights of accumulation under which investors are permitted to purchase Class A and Class L shares of any fund of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and SMART529 Accounts at the price applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the then-current net asset value of the purchaser's holdings of all shares of any funds of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and SMART529 Accounts. For purposes of the rights of accumulation program, the purchaser may include all shares owned by family members. For Class A shares, the definition of family member varies depending upon when the purchaser opened the account. For accounts opened on or after August 16, 2004, a family member is the owner's spouse (or legal equivalent recognized under state law) and any children under 21. For accounts opened before August 16, 2004 for Class A shares and for all Class L shares, a family member is an owner's spouse (or legal equivalent recognized under state law), parent, grandparent, child, grandchild, brother, sister, step-family members and in-laws. As of August 16, 2004, account values invested in fixed annuity, variable annuity and variable life insurance products will no longer be considered towards the accumulation privilege for Class A, and Class L shares. Participants in retirement plans receive breakpoints at the plan level. Acceptance of the purchase order is subject to confirmation of qualification. The rights of accumulation may be amended or terminated at any time as to subsequent purchases.

- LETTER OF INTENT -- lets you purchase Class A and Class L shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. Any person may qualify for a reduced sales charge on purchases of Class A and Class L shares made within a thirteen-month period pursuant to a Letter of Intent ("LOI"). Class A and Class L shares acquired through the reinvestment of distributions do not constitute purchases for purposes of the LOI. A Class A or Class L shareholder may include, as an accumulation credit towards the completion of such LOI, the value of all shares of all funds of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and SMART529 Accounts owned by the shareholder as described above under "Accumulation Privilege." Such value is determined based on the public offering price on the date of the LOI. During the term of a LOI, HASCO will hold shares in escrow to secure payment of the higher sales charge applicable for shares actually purchased if the indicated amount on the LOI is not purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated on the LOI has been purchased. A LOI does not obligate the investor to buy or the fund to sell the indicated amount of the LOI. If a Class A or Class L shareholder exceeds the specified amount of the LOI and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of the expiration of the LOI. The resulting difference in offering price will purchase additional Class A or Class L shares for the shareholder's account at the applicable offering price. If the specified amount of the LOI is not purchased, the shareholder shall remit to HASCO an amount equal to the difference between the sales charge paid and the sales charge that would have been paid had the aggregate purchases been made at a single time. If the Class A or Class L shareholder does not within twenty days after a written request by HASCO pay such difference in sales charge,

THE HARTFORD MUTUAL FUNDS                                                     53

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   HASCO will redeem an appropriate number of escrowed shares in order to realize such difference. Purchases based on a LOI may include holdings as described above under "Accumulation Privilege." Additional information about the terms of the LOI is available from your registered representative or from HASCO at 1-888-843-7824.

CDSC WAIVERS As long as the transfer agent is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

- to make Systematic Withdrawal Plan payments that are limited annually to no more than 12% of the value of the account at the time the plan is initiated,

- because of shareholder death or disability,

- under reorganization, liquidation, merger or acquisition transactions involving other investment companies,

- for retirement plans under the following circumstances:

     (1) to return excess contributions,

     (2) hardship withdrawals as defined in the plans,

     (3) under a Qualified Domestic Relations Order as defined in the Internal Revenue Code,

     (4) to meet minimum distribution requirements under the Internal Revenue Code,

     (5) to make "substantially equal payments" as described in Section 72(t) of the Internal Revenue Code,

     (6) after separation from service for employer sponsored retirement plans, and

     (7) For Class C shares, the CDSC may be waived for withdrawals made pursuant to loans, as defined by the plan's administrator at the time of withdrawal, taken from qualified retirement plans, such as 401 (k) plans, profit-sharing and money purchase pension plans and defined benefit plans (excluding individual retirement accounts, such as Traditional, Roth, SEP or SIMPLE).

REINSTATEMENT PRIVILEGE If you sell shares of a fund, you may reinvest some or all of the proceeds in the same share class of any fund within 180 days without a sales charge, as long as the transfer agent is notified before you invest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

WAIVERS FOR CERTAIN INVESTORS Class A shares may be offered without front-end sales charges to the following individuals and institutions:

- selling broker dealers and their employees and sales representatives (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section),

- financial representatives utilizing fund shares in fee-based investment products under a signed agreement with the funds,

- present or former officers, directors and employees (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section) of the funds, The Hartford, the sub-advisers, the transfer agent, and their affiliates,

- welfare benefit plans investing in fund shares through group variable funding agreements issued by Hartford Life Insurance Company,

- participants in certain employer-sponsored retirement plans with at least 100 participants or $500,000 in plan assets, participants in retirement plans investing in fund shares through group variable funding agreements issued by Hartford Life Insurance Company and participants in retirement plans where Hartford Life Insurance Company or an affiliate is the plan administrator, may invest in Class A shares without any sales charge, provided they included (or were offered) the fund as an investment option on or before June 30, 2007. Such plans

54                                                     THE HARTFORD MUTUAL FUNDS

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                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------


  may continue to purchase Class A shares without any sales charge after July 1, 2007. Effective July 1, 2007, only Classes R3, R4, R5 and Y will be offered to employer-sponsored retirement plans that do not already own (or were offered) Class A shares,

- one or more members of a group (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section) of at least 100 persons engaged, or previously engaged in a common business, profession, civic or charitable endeavor or other activity (1% CDSC applies if redeemed within 18 months),

- college savings program that is a qualified state tuition program under section 529 of the Internal Revenue Code ("529 Plan"), and

- adviser-sold donor advised funds (a 1.00% CDSC applies if redeemed within eighteen months).

In order to receive the sales charge reductions or waivers, you must notify the transfer agent of the reduction or waiver request when you place your purchase order. The transfer agent may require evidence of your qualification for such reductions or waivers. Additional information about the sales charge reductions or waiver can be obtained from the transfer agent.

The funds make available free of charge, on the funds' website at www.hartfordinvestor.com, information about sales charges and sales charge waivers. The funds' website includes links that facilitate access to this information.

 PAYMENTS TO FINANCIAL INTERMEDIARIES AND OTHER ENTITIES

This section includes additional information about commissions and other payments made by HIFSCO and its affiliates to other entities.

COMMISSIONS AND RULE 12B-1 PAYMENTS HIFSCO and its affiliates make a variety of payments to broker-dealers and financial institutions ("Financial
Intermediaries") that sell shares of the funds. HIFSCO pays commissions and Rule 12b-1 payments to Financial Intermediaries. The SAI includes information regarding commission payments and Rule 12b-1 payments by share class.

As explained in more detail below, HIFSCO and its affiliates make additional payments to Financial Intermediaries and intermediaries that provide subaccounting, administrative and/or shareholder processing services ("Servicing Intermediaries").

Commissions and other payments received by Financial Intermediaries and their affiliates can vary from one investment product to another, and therefore your Financial Intermediary may have a greater incentive to sell certain products, such as funds, rather than other products.

ADDITIONAL COMPENSATION PAYMENTS TO FINANCIAL INTERMEDIARIES HIFSCO and its affiliates make additional compensation payments out of their own assets to Financial Intermediaries to encourage the sale of the funds' shares ("Additional Payments"). These payments, which are in addition to commissions and Rule 12b-1 fees, may create an incentive for your Financial Intermediary to sell and recommend certain investment products, including the funds, over other products for which it may receive less compensation. You may contact your Financial Intermediary if you want information regarding the payments it receives.

Additional Payments to a Financial Intermediary are generally based on the average net assets of the funds attributable to that Financial Intermediary, assets held over one year by customers of that Financial Intermediary, or sales of the fund shares through that Financial Intermediary. Additional Payments may, but are normally not expected to, exceed 0.46% of the average net assets of the funds attributable to a particular Financial Intermediary. For the calendar year ended December 31, 2007, HIFSCO and its affiliates incurred approximately $43.4 million in total Additional Payments to Financial Intermediaries.

Additional Payments may be used for various purposes and take various forms, such as:

- Payments for placement of funds on a Financial Intermediary's list of mutual funds available for

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  purchase by its customers or for including funds within a group that receives special marketing focus or are placed on a "preferred list";

- "Due diligence" payments for a Financial Intermediary's examination of the funds and payments for providing extra employee training and information relating to the funds;

- "Marketing support fees" for providing assistance in promoting the sale of fund shares;

- Sponsorships of sales contests and promotions where participants receive prizes such as travel awards, merchandise, cash or recognition;

- Provision of educational programs, including information and related support materials;

- Hardware and software; and

- Occasional meals and entertainment, tickets to sporting events, nominal gifts and travel and lodging (subject to applicable rules and regulations).

As of January 1, 2008, HIFSCO has entered into ongoing contractual arrangements to make Additional Payments to the Financial Intermediaries listed below. HIFSCO may enter into ongoing contractual arrangement with other Financial Intermediaries. Financial Intermediaries that received Additional Payments in 2007 for items such as sponsorship of meetings, education seminars and travel and entertainment, but do not have an ongoing contractual relationship, are listed in the SAI. A.G. Edwards & Sons, Inc., AIG Advisors Group, Inc., (Advantage Capital Corp., AIG Financial Advisors, American General, FSC Securities Corp., Royal Alliance Associates, Inc.), Banc West Investment Services, Cadaret Grant & Co., Inc., CCO Investment Services Corp., Charles Schwab & Co., Inc., Citigroup Global Markets, Inc., Comerica Securities, Commonwealth Financial Network, Compass Brokerage Inc., Crown Capital Securities, LP, Cuna Brokerage Services, CUSO Financial Services, L.P., Edward
D. Jones & Co., FFP Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, Inc., Frost Brokerage Services, Inc., H. Beck, Inc., Hilliard Lyons, Huntington Investment Co., IFMG Securities, Inc., ING Advisor Network (Financial Network Investment Corporation, Inc., ING Financial Partners, Inc., Multi-Financial Securities Corporation, Inc., PrimeVest Financial Services, Inc.), Investment Professionals, Inc., Janney Montgomery Scott, Jefferson Pilot Securities Corp, LaSalle Financial Services, Lincoln Financial Advisors Group, LPL Financial Corp., M&T Securities Inc., Merrill Lynch Pierce Fenner & Smith, Morgan Keegan & Company, Inc., Morgan Stanley DW Inc., NatCity Investments Inc., National Planning Holdings, Inc. (Invest Financial Corporation, Investment Centers of America, National Planning Corporation, SII Investments Inc.), Newbridge Securities, NEXT Financial Group, Inc., Oppenheimer & Co, Inc., Prime Capital Services, Inc., Raymond James & Associates Inc., Raymond James Financial Services (IM&R), RBC Dain Rauscher, RDM Investment Services, Robert W. Baird, Securities America, Inc., Sorrento Pacific Financial, Stifel, Nicolaus & Company, Inc., Summit Brokerage Services, Suntrust Investment Services, Triad Advisors, Inc., UBS Financial Services Inc., U.S. Bancorp Investments Inc., Uvest Financial Services Group, Inc., Wachovia Securities, LLC, Wells Fargo Investments, WM Financial Services, Inc., and Woodbury Financial Services, Inc. (an indirect wholly-owned subsidiary of The Hartford).

SERVICING COMPENSATION TO SERVICING INTERMEDIARIES HIFSCO or its affiliates pay Servicing Intermediaries compensation for subaccounting, administrative and/or shareholder processing services ("Servicing Payments"). Servicing Payments may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one investment product, such as the funds, over other products for which it may receive a lower payment. You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

Servicing Payments are generally based on average net assets of the funds attributable to the Servicing Intermediary. With certain limited exceptions, Servicing Payments are not expected to exceed 0.20% of the average net assets of the funds attributable to a particular Servicing Intermediary.

56                                                     THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------


For the year ended December 31, 2007, HIFSCO incurred approximately $440,000 in total Servicing Payments to Servicing Intermediaries and incurred Servicing Payments did not exceed $410,000 for any Servicing Intermediary.

Servicing Payments are also paid to certain Servicing Intermediaries by HASCO out of the transfer agency fees it receives from the Funds. Although some arrangements are based on average net assets attributable to the Servicing Intermediary, Servicing Intermediaries are generally paid a per account fee ranging to no more than $16 per account.

As of January 1, 2008, HIFSCO has entered into arrangements to pay Servicing Compensation to: The 401(k) Company; ACS HR Solutions, LLC; ADP Broker Dealer, Inc., American Century Investment Management, Inc.; AmeriMutual Funds Distributor, Inc.; Ameriprise Financial Services, Inc.; Benefit Plans Administrative Services, LLC; BenefitStreet, Inc.; Charles Schwab and Co., Inc.; CitiStreet, LLC; CPI Qualified Plan Consultants, Inc.; Diversified Investment Advisors, Inc.; Expert Plan, Inc.; Fidelity Investments Institutional Operations Company, Inc. & Fidelity Investments Institutional Services Company, Inc. ("Fidelity"); Fiserv Trust Company; Gold Trust Company; GWFS Equities, Inc.; Invesmart, Inc. & Invesmart Securities, LLC; International Clearing Trust Company; J.P. Morgan Retirement Plan Services, LLC; Lincoln Retirement Services Company, LLC & AMG Service Corp; Merrill Lynch Pierce Fenner & Smith Incorporated; Mercer HR Services, LLC; Mid Atlantic Capital Corporation; MSCS Financial Services, LLC; Nationwide Financial Services, Inc.; Newport Retirement Services, Inc.; Reliance Trust Company; Standard Retirement Services, Inc.; StanCorp Equities, Inc.; T. Rowe Price Retirement Plan Services, Inc. & T. Rowe Price Investment Services, Inc.; The Retirement Plan Company, LLC; The Vanguard Group; Upromise Investments, Inc; Wells Fargo Bank, N.A.; and Wilmington Trust Company. HIFSCO may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

As of January 1, 2008, Servicing Intermediaries paid by HASCO are: ADP Broker-Dealer, Inc.; A.G. Edwards; Alerus Financial; American Stock Transfer and Trust Company; CPI Qualified Plan Consultants, Inc; Expert Plan, Inc.; Gem Group L.P.; Hand Benefits & Trust, Inc.; Hewitt Associates LLC; Legette Actuaries, Inc.; Mid Atlantic Capital Corporation; MSCS Financial Services, LLC; The Newport Group.; Prudential Investment Management Services LLC & Prudential Investments LLC; QBC, Inc.; Reliance Trust company and SunGard Institutional Brokerage Inc. Other Servicing Intermediaries may be paid by HASCO in the future.

 OPENING AN ACCOUNT

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens a new account. What this means for you: When you open a new account, you will be asked to provide your name, residential address, date of birth, social security number and other information that identifies you. You may also be asked to show your driver's license or other identifying documents.

For non-persons wishing to open an account or establish a relationship, Federal law requires us to obtain, verify and record information that identifies each business or entity. What this means for you: when you open an account or establish a relationship, we will ask for your business name, a street address and a tax identification number, that Federal law requires us to obtain. We appreciate your cooperation.

If a fund is not able to adequately identify you within the time frames set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this

THE HARTFORD MUTUAL FUNDS                                                     57

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------


redemption. You may also incur any applicable sales charge.

NOTE FOR RETIREMENT PLAN PARTICIPANTS AND INVESTORS WHOSE SHARES ARE HELD BY FINANCIAL REPRESENTATIVES: If you hold your shares through a retirement plan or if your shares are held with a financial representative you will need to make transactions through the retirement plan administrator or your financial representative. Some of the services and programs described in this prospectus may not be available or may differ in such circumstances. In addition, some of the funds offered in this prospectus may not be available in your retirement plan. You should check with your retirement plan administrator or financial representative for further details.

1. Read this prospectus carefully.

2. Determine how much you want to invest. The minimum initial investment for each fund is as follows:

  -  non-retirement accounts: $1,000 per fund.

  -  retirement accounts: $1,000 per fund.

  - Automatic Investment Plans: $50 to open; you must invest at least $50 per month in each fund.

  -  subsequent investments: $50 per fund.

  -  529 Plans: Not subject to minimums.

Minimum investment amounts may be waived for certain retirement accounts and present or former officers, directors and employees and their families of The Hartford, Wellington Management and their affiliates, as well as for certain broker sponsored wrap-fee programs or at the transfer agents discretion.

3. Complete the appropriate parts of the account application including any privileges desired. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later. If you have questions and you hold the shares through a financial representative or retirement plan, please contact your financial representative or plan administrator. If you hold the shares directly with the fund, please call the transfer agent at the number shown below.

4. Make your initial investment selection. You or your financial representative can initiate any purchase, exchange or sale of shares.



                  ADDRESS:                                  PHONE NUMBER:
         THE HARTFORD MUTUAL FUNDS                    1-888-THE-STAG (843-7824)
               P.O. BOX 9140                 OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
         MINNEAPOLIS, MN 55480-9140                              PLAN
                                                  ADMINISTRATOR FOR INSTRUCTIONS AND
                                                             ASSISTANCE.




58                                                     THE HARTFORD MUTUAL FUNDS

 BUYING SHARES


ON THE WEB

  (WIRE        TO ACCESS YOUR ACCOUNT(S)
  GRAPHIC)
               - Visit www.hartfordinvestor.com

               - Log in by selecting Hartford Mutual Funds from the login section, enter your User Name and password, and select Login. First time users will need to create a user name and password by selecting the "Create User Name" link.

               TO PURCHASE MUTUAL FUND SHARES DIRECTLY FROM YOUR BANK ACCOUNT

               - To purchase shares directly from your bank account, you must first add your banking information online, by selecting the Add Bank
                 Instructions function.
               - Once bank instructions have been established, click on "View
                 Account Detail" for the appropriate account. Select "Purchase
                 Shares" from the "Select Action" menu, next to the fund you want to purchase into.
               - Follow the instructions on the Purchase Shares Request pages to complete and submit the request.

               TO PURCHASE SHARES VIA AN EXCHANGE FROM AN EXISTING HARTFORD MUTUAL
               FUND

               - Click on "View Account Detail" for the appropriate account. Select
                 "Exchange Shares" from the "Select Action" menu, next to the fund you want to exchange from.
               - Follow the instructions on the Exchange Shares Request pages to complete and submit the request.
               Note: The minimum amount when exchanging into a new fund is $1,000 per fund.

ON THE PHONE

  (PHONE       TO PURCHASE MUTUAL FUND SHARES DIRECTLY FROM YOUR BANK ACCOUNT
  GRAPHIC)
               - Verify that your bank/credit union is a member of the Automated
                 Clearing House (ACH) system.
               - To place your order with a representative, call the transfer agent at the number below between 8 A.M. and 7 P.M. Eastern Time
                 (between 7 A.M. and 6 P.M. Central Time) Monday through Thursday and between 9:15 A.M. and 6 P.M. Eastern Time (between 8:15 A.M.
                 and 5 P.M. Central Time) on Friday.
               - Complete transaction instructions on a specific account must be received in good order and confirmed by The Hartford Mutual Funds prior to 4 P.M. Eastern Time (3 P.M. Central Time) or the close of the NYSE, whichever comes first. Any transaction on an account received after the close of the NYSE will receive the next business day's offering price.
               - Tell The Hartford the fund name, your share class, account and the name(s) in which the account is registered and the amount of your investment.

               TO PURCHASE MUTUAL FUND SHARES VIA AN EXCHANGE FROM AN EXISTING
               HARTFORD MUTUAL FUND

               - Call your financial representative, plan administrator, or the transfer agent, at the number below to request an exchange.
               Note: The minimum amount when exchanging into a new fund is $1,000 per fund.







                  ADDRESS:                                  PHONE NUMBER:
         THE HARTFORD MUTUAL FUNDS                    1-888-THE-STAG (843-7824)
               P.O. BOX 64387                OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
          ST. PAUL, MN 55164-0387                                PLAN
                                                  ADMINISTRATOR FOR INSTRUCTIONS AND
                                                             ASSISTANCE.




THE HARTFORD MUTUAL FUNDS                                                     59

 BUYING SHARES



IN WRITING:
  WITH CHECK

  (CHECK       - Make out a check for the investment amount, payable to "The
  GRAPHIC)       Hartford Mutual Funds."
               - Complete the detachable investment slip from an account statement, or write a note specifying the fund name and share class, account number and the name(s) in which the account is registered.
               - Deliver the check and your investment slip, or note, to the address listed below.

                    The Hartford Mutual Funds
                    P.O. Box 9140
                    Minneapolis, MN 55480-9140

BY EXCHANGE


  (ARROW       - Write a letter of instruction indicating the fund names, share
  GRAPHIC)       class, account number, the name(s) in which the accounts are registered, and your signature.
               - Deliver these instructions to your financial representative or plan administrator, or mail to the address listed below.
                    The Hartford Mutual Funds
                    P.O. Box 64387
                    St. Paul, MN 55164-0387
               Note: The minimum amount when exchanging into a new fund is $1,000 per fund.

BY WIRE


  (WIRE        - Instruct your bank to wire the amount of your investment to:
  GRAPHIC)          US Bank National Association
                    9633 Lyndale Ave S
                    Bloomington, MN 55420-4270
                    ABA #091000022,
                    credit account no: 1-702-2514-1341
                    The Hartford Mutual Funds Purchase Account
                    For further credit to: (Your name)
                    Hartford Mutual Funds Account Number:
                    (Your account number)
               Specify the fund name, share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.







                  ADDRESS:                                  PHONE NUMBER:
         THE HARTFORD MUTUAL FUNDS                    1-888-THE-STAG (843-7824)
               P.O. BOX 64387                OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
          ST. PAUL, MN 55164-0387                                PLAN
                                                  ADMINISTRATOR FOR INSTRUCTIONS AND
                                                             ASSISTANCE.




60                                                     THE HARTFORD MUTUAL FUNDS

 SELLING SHARES ON THE WEB


TO ACCESS YOUR ACCOUNTS
               - Visit www.hartfordinvestor.com
  (CHECK       - Select Mutual Funds on the menu bar
  GRAPHIC)     - Log in by selecting Hartford Mutual Funds from the login section, enter your User Name and password, and select Login. First time users will need to create a user name and password by selecting the "Create User Name" link.
               Note: Because of legal and tax restrictions on withdrawals from retirement accounts, you will not be allowed to enter a
                     redemption request for these types of accounts online.

                 TO REDEEM SHARES DIRECTLY TO YOUR BANK ACCOUNT OR AS A CHECK
                 MAILED TO YOUR ADDRESS OF RECORD

               - Click on "View Account Detail" for the appropriate account. Select
                 "Redeem Shares" from the "Select Action" menu, next to the fund you want to redeem from.
               - To redeem to your bank account, bank instructions must be submitted to the transfer agent in writing. Bank instructions added online are only available for purchases.
               - Follow the instructions on the Redeem Shares Request pages to complete and submit the request.

                 TO REDEEM SHARES AS AN EXCHANGE FROM AN EXISTING HARTFORD MUTUAL
               FUND

               - Click on "View Account Detail" for the appropriate account. Select
                 "Exchange Shares" from the "Select Action" menu, next to the fund you want to exchange from.
               - Follow the instructions on the Exchange Shares Request pages to complete and submit the request.
               Note: The minimum amount when exchanging into a new fund is $1,000 per fund.




                 ADDRESS:                                  PHONE NUMBER:
          THE HARTFORD MUTUAL FUNDS                  1-888-THE-STAG (843-7824)
               P.O. BOX 64387                OR CONTACT YOUR FINANCIAL REPRESENTATIVE
           ST. PAUL, MN 55164-0387                            OR PLAN
                                                ADMINISTRATOR FOR INSTRUCTIONS AND
                                                            ASSISTANCE.




THE HARTFORD MUTUAL FUNDS                                                     61

BY LETTER
           In certain circumstances, you will need to make your request to sell
  [LET-    shares in writing. Requirements for the written requests are shown
  TER      below. A check will be mailed to the name(s) and address in which
  GRAPH-   the account is registered or otherwise according to your letter of
  IC]      instruction. Overnight delivery may be requested for a nominal fee.
           - Write a letter of instruction or complete a power of attorney indicating:
             - Fund name
             - Account number
             - Share class
             - The name(s) in which the account is registered
             - Date of birth
             - Residential address
             - Social Security number
             - Dollar value or the number of shares you wish to sell
           - Include all authorized signatures and any additional documents that may be required (see below).
           - Obtain a Medallion signature guarantee if*:
             - You are requesting payment by check of more than $1,000, to an address of record has changed within the past 30 days
             - You are selling more than $50,000 worth of shares
             - You are requesting payment other than by check mailed to the address of record and payable to the registered owner(s)
           - Mail the materials to the address below or to your plan
             administrator
           * Please note that a notary public CANNOT provide a Medallion signature guarantee. Please check with a representative of your bank or other financial institution about obtaining a Medallion signature guarantee.




                 ADDRESS:                                  PHONE NUMBER:
          THE HARTFORD MUTUAL FUNDS                  1-888-THE-STAG (843-7824)
               P.O. BOX 64387                OR CONTACT YOUR FINANCIAL REPRESENTATIVE
           ST. PAUL, MN 55164-0387                            OR PLAN
                                                ADMINISTRATOR FOR INSTRUCTIONS AND
                                                            ASSISTANCE.




62                                                     THE HARTFORD MUTUAL FUNDS

ADDITIONAL DOCUMENT REQUIREMENTS FOR WRITTEN REQUESTS:

     IRAS (SAR-SEP, ROTH, SEP, SIMPLE, TRADITIONAL)
               - Signatures and titles of all persons authorized to sign for the account, exactly as the account is registered
               - Indicate the amount of income tax withholding to be applied to your distribution.
     OWNERS OF CORPORATE OR ASSOCIATION ACCOUNTS:
               - Corporate resolution, certified within the past twelve months, including signature of authorized signer(s) for the account
     OWNERS OR TRUSTEES OF TRUST ACCOUNTS:
               - Signatures of the trustee(s)
               - Copies of the trust document pages, certified within the past twelve  months, which display the name and date of trust, along with the signature page.
     ADMINISTRATORS, CONSERVATORS, GUARDIANS, AND OTHER SELLERS OR IN SITUATIONS OF
     DIVORCE OR DEATH
               - Call 1-888-843-7824 for instructions
BY PHONE

               - Certain types of accounts may be redeemed by telephone. This is
  (PHONE         limited to non-retirement accounts or IRA plans where the
  GRAPHIC)       shareowner is age 59 1/2 or older. For circumstances in which you need to request to sell shares in writing, see "Selling Shares by
                 Letter."
               - Restricted to sales of up to $50,000 per shareowner any 7-day period.
               - Call the transfer agent to verify that the telephone redemption privilege is in place on an account, or to request the forms to add it to an existing account.
               - To place your order with a representative, call the transfer agent at the number below between 8 A.M. and 7 P.M. Eastern Time
                 (between 7 A.M. and 6 P.M. Central Time) Monday through Thursday and between  9:15 A.M. and 6 P.M. Eastern Time (between 8:15 A.M.
                 and 5 P.M. Central Time) on  Friday.
               - Complete transaction instructions on a specific account must be received in good order and confirmed by The Hartford Mutual Funds prior to 4 P.M. Eastern Time (3 P.M. Central Time) or the close of the NYSE, whichever comes first. Any transaction on an account received after the close of the NYSE will receive the next business day's offering price.
               - For automated service 24 hours a day using your touch-tone phone, call the number below.




                 ADDRESS:                                  PHONE NUMBER:
          THE HARTFORD MUTUAL FUNDS                  1-888-THE-STAG (843-7824)
               P.O. BOX 64387                OR CONTACT YOUR FINANCIAL REPRESENTATIVE
           ST. PAUL, MN 55164-0387                            OR PLAN
                                                ADMINISTRATOR FOR INSTRUCTIONS AND
                                                            ASSISTANCE.






THE HARTFORD MUTUAL FUNDS                                                     63

BY ELECTRONIC FUNDS TRANSFER (EFT) OR WIRE

               - Fill out the "Bank Account or Credit Union Information" section of
  (WIRE          your new account application or the "Bank or Credit Union
  GRAPHIC)       Information Form" to add bank instructions to your account.
               - EFT transactions may be sent for amounts of $50-$50,000. Funds from EFT transactions are generally available by the third to fifth business day. Your bank may charge a fee for this service.
               - Wire transfers of amounts of $500 or more are available upon request. Generally, the wire will be sent on the next business day. Your bank may charge a fee for this service.

BY EXCHANGE

               - Obtain a current prospectus for the fund into which you are
  (ARROW         exchanging by calling your financial representative or the
  GRAPHIC)       transfer agent at the number below.
               - Call your financial representative or the transfer agent to request an exchange.
               Note: The minimum amount when exchanging into a new fund is $1,000 per fund.

To sell shares through a systematic withdrawal plan, see "Additional Investor
Services" under Transaction Policies.





                 ADDRESS:                                  PHONE NUMBER:
          THE HARTFORD MUTUAL FUNDS                  1-888-THE-STAG (843-7824)
               P.O. BOX 64387                OR CONTACT YOUR FINANCIAL REPRESENTATIVE
           ST. PAUL, MN 55164-0387                            OR PLAN
                                                ADMINISTRATOR FOR INSTRUCTIONS AND
                                                            ASSISTANCE.






64                                                     THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------


 VALUATION OF SHARES

The net asset value per share (NAV) is determined for each fund and each class as of the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value for each fund is determined by dividing the value of that fund's net assets attributable to a class of shares by the number of shares outstanding for that class.

The funds generally use market prices in valuing portfolio securities. If market quotations are not readily available or are deemed unreliable, a fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of that fund's Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the exchange on which a portfolio security is principally traded but before the close of the NYSE that is expected to affect the value of the portfolio security. The circumstances in which a fund may use fair value pricing include, among others:
(i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) for thinly traded securities and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of securities principally traded on foreign markets, each fund uses a fair value pricing service approved by that fund's Board, which employs quantitative models to adjust for "stale" prices caused by the movement of other markets and other factors occurring after the close of the foreign exchanges but before the close of the NYSE. Securities that are principally traded on foreign markets may trade on days that are not business days of the funds. Because the NAV of each fund's shares is determined only on business days of the funds, the value of the portfolio securities of a fund that invests in foreign securities may change on days when a shareholder will not be able to purchase or redeem shares of the fund. Fair value pricing is subjective in nature and the use of fair value pricing by the funds may cause the net asset value of their respective shares to differ significantly from the net asset value that would be calculated using prevailing market values. There can be no assurance that any fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which that fund determines its NAV per share.

Debt securities (other than short-term obligations and floating rate loans) held by a fund are valued on the basis of valuations furnished by an unaffiliated pricing service, which determines valuations for normal institutional size trading units of debt securities. Floating rate loans generally trade in over-the-counter markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system in accordance with procedures established by that fund's Board of Directors. Generally, each fund may use fair valuation in regards to debt securities when a fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. Investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.

 BUY AND SELL PRICES

When you buy shares, you pay the NAV plus any applicable sales charges. When you sell shares, you receive the NAV less any applicable sales charges.


THE HARTFORD MUTUAL FUNDS                                                     65

TRANSACTION POLICIES
--------------------------------------------------------------------------------

 EXECUTION OF REQUESTS

Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV calculated after your request is received, if your order is in "good order" (has all required information), by the transfer agent, authorized broker-dealers or their authorized designee, or third-party administrators.

At times of peak activity, it may be difficult to place requests by phone. During these times, visit www.hartfordinvestor.com or consider sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of redemption proceeds for up to three business days or longer, as allowed by federal securities laws.

Requests in "Good Order"

All purchase and redemption requests must be received by the funds in "good order". This means that your request must include:

- Name, date of birth, residential address, and social security number.

- The fund name, share class and account number.

- The amount of the transaction (in dollars or shares).

- Signatures of all owners exactly as registered on the account (for mail requests).

- Medallion signature guarantees (if required).

- Any supporting legal documentation that may be required.

 TELEPHONE TRANSACTIONS

For your protection, telephone requests may be recorded in order to verify their accuracy. Proceeds from telephone transactions may be either mailed to the address of record, or sent electronically to a bank account on file. Also, for your protection, telephone redemptions are limited on accounts whose addresses have changed within the past 30 days.

 EXCHANGES

You may exchange shares of one fund for shares of the same class of any other Hartford Mutual Fund. The registration for both accounts involved must be identical. You may be subject to tax liability or sales charges as a result of your exchange. The funds reserve the right to amend or terminate the exchange privilege at any time, for any reason.

If you own Class I, L, R3, R4, R5 or Y shares of certain funds, please refer to the prospectus for these class share offerings for further information on the exchange privileges available to you.

 FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of fund shares by a fund's shareholder can disrupt the management of the fund, negatively affect the fund's performance, and increase expenses for all fund shareholders. In particular, frequent trading (i) can force a fund's portfolio manager to hold larger cash positions than desired instead of fully investing the funds, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund; and (iv) can trigger taxable gains for other shareholders. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage

66                                                     THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

strategies, can dilute a fund's NAV for long-term shareholders.

If you intend to trade frequently or use market timing investment strategies, you should not purchase the funds.

The Boards of Directors of the funds have adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The funds' policy is to discourage investors from trading in a fund's shares in an excessive manner that would be harmful to long-term investors and to make reasonable efforts to detect and deter excessive trading. The funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the revocation of exchange privileges, the funds may consider an investor's trading history in any of the funds, including the person's trading history in any accounts under a person's common ownership or control.

It is the policy of the funds to permit only two "substantive round trips" by an investor within any single fund within a 90-day period.

A substantive round trip is a purchase of or an exchange into the same fund and a redemption of or an exchange out of the same fund in a dollar amount that the fund's transfer agent determines, in the reasonable exercise of its discretion, could adversely affect the management of the fund. When an additional transaction request for the fund is received within the 90-day period, the requested transaction will be rejected and the person requesting such transaction will be deemed an "Excessive Trader." All exchange and purchase privileges of an Excessive Trader shall be suspended within such fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader will be suspended indefinitely. If an Excessive Trader makes exchanges through a registered representative, in appropriate circumstances the funds' transfer agent may terminate the registered representative's exchange and purchase privileges in the funds. Automatic programs offered by the funds such as dollar cost averaging and dividend diversification are exempt from the policy described above.

The funds' policies for deterring frequent purchases and redemptions of fund shares by a fund shareholder are intended to be applied uniformly to all fund shareholders to the extent practicable. Some financial intermediaries, such as broker-dealers, investment advisors, plan administrators, and third-party transfer agents, however, maintain omnibus accounts in which they aggregate orders of multiple investors and forward the aggregated orders to the funds. Because the funds receive these orders on an aggregated basis and because these omnibus accounts may trade with numerous fund families with differing market timing policies, the funds are limited in their ability to identify or deter Excessive Traders or other abusive traders. The funds' procedures with respect to omnibus accounts are as follows: (1) Where HASCO is provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the daily trade activity of individual shareholders and apply the Policy. (2) Where an intermediary will implement the Policy on behalf of HASCO, HASCO shall obtain an appropriate annual certification from such intermediary. (3) Where an intermediary has established reasonable internal controls and procedures (which may be more or less restrictive then those of the funds) for limiting exchange activity in a manner that serves the purposes of the funds' policy as determined by the Frequent Trading Review Committee (comprised of the funds' Chief Compliance Officer, Chief Legal Officer and a senior business leader of The Hartford), HASCO shall permit such intermediary to apply its procedures in lieu of those of the funds and obtain an appropriate annual certification. Finally,
(4) where none of the foregoing occurs, HASCO shall monitor the accounts at an omnibus level and apply detection tools designed to identify suspicious trading patterns that warrant further review. In such cases, HASCO shall request and evaluate individual

THE HARTFORD MUTUAL FUNDS                                                     67

TRANSACTION POLICIES
--------------------------------------------------------------------------------


shareholder level transaction detail and seek to impose restrictions in accordance with the Policy. In October 2007, new SEC rules became effective which require funds and intermediaries to enter into written agreements intended to promote transparency in omnibus accounts. As funds and intermediaries implement the requirements of the new rules, it is expected that the funds' will be able to apply its frequent trading policies to omnibus accounts. Nonetheless, the funds' ability to identify and deter frequent purchases and redemptions of a fund's shares through omnibus accounts is limited, and the funds' success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of fund shares in this context depends significantly upon the cooperation of the financial intermediaries.

The use of fair value pricing can serve both to make the funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the funds' shares is determined each day. Frequent trading in fund shares can dilute the value of long-term shareholders' interests in a fund if the fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The funds' pricing procedures, particularly those procedures governing the determination of the "fair value" of securities for which market prices are not readily available (or are unreliable) for foreign securities may serve as a deterrent against harmful excessive trading in fund shares. For additional information concerning the funds' fair value procedures, please refer to "Valuation of Shares."

 CERTIFICATED SHARES

Shares are electronically recorded and therefore share certificates are not issued.


 ACCOUNT CLOSINGS

There may be instances in which it is appropriate for your shares to be redeemed and your account to be closed. For additional information about when your shares may be redeemed and your account closed, please see the SAI under "Account Closings."

 SALES IN ADVANCE OF PURCHASE PAYMENTS

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to 10 calendar days after the purchase.

 SPECIAL REDEMPTIONS

Although it would not normally do so, each fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities. When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable fund during any 90 day period for any one account.

 PAYMENT REQUIREMENTS

All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks and made payable to The Hartford Mutual Funds. You may not purchase shares with a starter or third party check.

If your check does not clear, your purchase will be canceled and you will be liable for any losses or fees that the funds or HIFSCO has incurred.

Certain broker-dealers and financial institutions may enter confirmed purchase orders with the funds on behalf of customers, by phone or other electronic means, with payment to follow within

68                                                     THE HARTFORD MUTUAL FUNDS

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                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------


the customary settlement period. If payment is not received by that time, the order will be canceled and the broker-dealer or financial institution will be held liable for the resulting fees or losses.

 DIVIDENDS AND ACCOUNT POLICIES

ACCOUNT STATEMENTS  In general, you will receive account statements as follows:

- after every transaction (except certain automatic payment and redemption arrangements and dividend or distribution reinvestment) that affects your account balances

- after any changes of name or address of the registered owner(s)

- in all other circumstances, every quarter during which there is activity in your account, and at least annually

Every year you will also receive the appropriate tax reporting forms for the type of account you choose and the activity in your account.

If, however, you are a participant in an employer-sponsored retirement plan or you hold your shares in the name of your broker, you will receive statements from your plan administrator or broker pursuant to their policies.

DIVIDENDS AND DISTRIBUTIONS Each fund intends to distribute substantially all of its net investment income and capital gains to shareholders at least once a year. Dividends from net investment income and capital gains of the funds are normally declared and paid annually. Unless shareholders specify otherwise, all dividends and distributions received from a fund are automatically reinvested in additional full or fractional shares of that fund.

TAXABILITY OF DIVIDENDS Dividends and distributions you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Distributions from a fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you held your shares. Distributions from short-term capital gains and from ordinary income (other than certain qualified dividend income) are generally taxable as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations. Distributions from certain qualified dividend income generally are taxable to individuals at the same rates that apply to long-term capital gains, if certain holding period and other requirements are met. The lower tax rates on qualified dividend income and long-term capital gains are currently scheduled to expire after 2010.

Some dividends paid in January may be taxable as if they had been paid the previous December.

TAXABILITY OF TRANSACTIONS Unless your shares are held in a qualified retirement account, any time you sell or exchange shares, it is considered a taxable event for you. You may have a capital gain or a loss on the transaction which will be long-term or short-term, depending upon how long you held your shares. You are responsible for any tax liabilities generated by your transactions. See your tax advisor if you sell shares held for less than six months at loss within 60 days of receiving a long-term capital gain distribution from the fund.

A fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability. Non-resident aliens and other foreign shareholders will generally be subject to U.S. tax withholding on distributions paid to a fund.

A fund may be required to withhold U.S. federal income tax at the rate of 30% of all taxable distributions to you if you are a non-resident alien and you are claiming reduced withholding under a tax treaty and there is no applicable tax treaty, if you have not properly completed and signed the appropriate IRS Form W-8, or you do not provide us with your Individual Taxpayer Identification Number (ITIN). If you are a non-resident alien

THE HARTFORD MUTUAL FUNDS                                                     69

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TRANSACTION POLICIES
--------------------------------------------------------------------------------


and you are requesting a reduced tax withholding rate, you must give us your ITIN. You also must complete and send to us the appropriate IRS Form W-8 to certify your foreign status.

INFLATION-PROTECTED DEBT SECURITIES Periodic adjustments for inflation to the principal amount of an inflation-protected debt security may give rise to original issue discount, which will be includable in a fund's gross income. Due to original issue discount, a fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-protected debt security is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as return of capital.

Distributions from a fund may also be subject to state, local and foreign taxes. You should consult your own tax adviser regarding the particular tax consequences of an investment in a fund.

 ADDITIONAL INVESTOR SERVICES

ELECTRONIC TRANSFERS THROUGH AUTOMATED CLEARING HOUSE ("ACH") allow you to initiate a purchase or redemption for as little as $50 per fund or as much as $50,000 per fund between your bank account and fund account using the ACH network. Sales charges and initial purchase minimums apply.

AUTOMATIC INVESTMENT PLAN (AIP) lets you set up regular investments from your bank account to the fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

- Complete the appropriate parts of your account application, or if this is an IRA account, complete the Mutual Funds Automatic Investment form.

- If you are using AIP to open an account, you must invest a minimum of $50 per month into each fund.

SYSTEMATIC WITHDRAWAL PLAN may be used for routine bill payments or periodic withdrawals from your account. To establish:

- Make sure you have at least $5,000 worth of shares in your account and that the amount per transaction is $50 or more per fund.

- Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

- Specify the Payee(s). The payee may be yourself or any other party and there is no limit to the number of payees you may have. A Medallion signature guarantee is required if the payee is someone other than the registered owner.

- Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

- Fill Out the Relevant Part of the Account Application. To add a systematic withdrawal plan to an existing account, contact your financial representative or the transfer agent.

DOLLAR COST AVERAGING PROGRAMS (DCA) let you set up monthly or quarterly exchanges from one fund to the same class of shares of another fund. To establish:

- Complete the appropriate parts of your account application, or if this is an IRA account, complete the Mutual Fund Dollar Cost Averaging form.

- Be sure that the amount is for $50 or more per fund.

- Be sure that the accounts involved have identical registrations.


70                                                     THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

AUTOMATIC DIVIDEND DIVERSIFICATION (ADD) lets you automatically reinvest dividends and capital gains distributions paid by one fund into the same class of another fund. To establish:

- Fill out the relevant portion of the account application.

- Be sure that the accounts involved have identical registrations.

RETIREMENT PLANS The Hartford Mutual Funds offer a range of retirement plans, including traditional and Roth IRAs, SIMPLE plans, SEPs and 401(k) plans. Using these plans, you can invest in any fund offered by The Hartford Mutual Funds. Minimum investment amounts may apply. To find out more, call 1-888-843-7824.

DUPLICATE ACCOUNT STATEMENTS You may request copies of annual account summaries by calling 1-888-843-7824. A $20 fee may be charged for account summaries older than the preceding year.

DUPLICATE COPIES OF MATERIALS TO HOUSEHOLDS. Generally the funds will mail only one copy of each prospectus, annual and semi-annual report to shareholders having the same last name and address on the funds' records. The consolidation of these mailings, called householding, benefits the funds through reduced mailing expenses.

If you want to receive multiple copies of these materials, you may call us at 1-888-843-7824. You may also notify us in writing. Individual copies of prospectuses and reports will be sent to you commencing within 30 days after we receive your request to stop householding.




THE HARTFORD MUTUAL FUNDS                                                     71

                     [This page is intentionally left blank]

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

The financial highlights table for each fund is intended to help you understand the fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table for each fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended October 31, 2007, October 31, 2006, October 31, 2005, October 31, 2004 and October 31, 2003 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund's financial statements and financial highlights, is included in the annual report which is available upon request.


THE HARTFORD MUTUAL FUNDS                                                     73

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                          -- SELECTED PER-SHARE DATA(A) --
                 ------------------------------------------------------------------------------------------------------------------




                                                       NET
                                                     REALIZED
                                                       AND                              DISTRIBUTIONS
                 NET ASSET      NET                 UNREALIZED     TOTAL     DIVIDENDS       FROM
                  VALUE AT  INVESTMENT   PAYMENTS      GAIN        FROM      FROM NET      REALIZED    DISTRIBUTIONS
                 BEGINNING    INCOME    FROM (TO)   (LOSS) ON   INVESTMENT  INVESTMENT     CAPITAL          FROM          TOTAL
                 OF PERIOD    (LOSS)    AFFILIATE  INVESTMENTS  OPERATIONS    INCOME        GAINS         CAPITAL     DISTRIBUTIONS
                 ---------  ----------  ---------  -----------  ----------  ----------  -------------  -------------  -------------
THE HARTFORD FUNDAMENTAL GROWTH FUND (FORMERLY KNOWN AS THE HARTFORD FOCUS FUND)
  For the Year Ended October 31, 2007
  Class A......    $11.02     $(0.04)     $0.04       $2.93        $2.93      $   --        $   --          $--           $   --
  Class B......     10.66      (0.14)      0.04        2.84         2.74          --            --           --               --
  Class C......     10.67      (0.13)      0.04        2.83         2.74          --            --           --               --
  For the Year Ended October 31, 2006
  Class A......     10.26       0.02         --        0.81         0.83       (0.07)           --           --            (0.07)
  Class B......      9.94      (0.06)        --        0.78         0.72          --            --           --               --
  Class C......      9.94      (0.07)        --        0.80         0.73          --            --           --               --
  For the Year Ended October 31, 2005
  Class A......      9.14       0.08         --        1.04         1.12          --            --           --               --
  Class B......      8.92      (0.01)        --        1.03         1.02          --            --           --               --
  Class C......      8.92      (0.01)        --        1.03         1.02          --            --           --               --
  For the Year Ended October 31, 2004
  Class A......      8.94      (0.02)        --        0.22         0.20          --            --           --               --
  Class B......      8.79      (0.10)        --        0.23         0.13          --            --           --               --
  Class C......      8.78      (0.10)      0.01        0.23         0.14          --            --           --               --
  For the Year Ended October 31, 2003
  Class A......      7.32      (0.02)        --        1.64         1.62          --            --           --               --
  Class B......      7.25      (0.08)        --        1.62         1.54          --            --           --               --
  Class C......      7.24      (0.08)        --        1.62         1.54          --            --           --               --
THE HARTFORD GROWTH FUND
  For the Year Ended October 31, 2007
  Class A......     18.45      (0.07)        --        4.17         4.10          --         (1.30)          --            (1.30)
  Class B......     16.25      (0.21)        --        3.65         3.44          --         (1.30)          --            (1.30)
  Class C......     16.29      (0.19)        --        3.65         3.46          --         (1.30)          --            (1.30)
  For the Year Ended October 31, 2006
  Class A......     17.32      (0.07)        --        1.20         1.13          --            --           --               --
  Class B......     15.38      (0.20)        --        1.07         0.87          --            --           --               --
  Class C......     15.40      (0.18)        --        1.07         0.89          --            --           --               --
  For the Year Ended October 31, 2005
  Class A......     16.19      (0.04)        --        1.17         1.13          --            --           --               --
  Class B......     14.49      (0.15)        --        1.04         0.89          --            --           --               --
  Class C......     14.50      (0.13)        --        1.03         0.90          --            --           --               --
  For the Year Ended October 31, 2004
  Class A......     15.19      (0.08)        --        1.08         1.00          --            --           --               --
  Class B......     13.70      (0.15)        --        0.94         0.79          --            --           --               --
  Class C......     13.70      (0.12)        --        0.92         0.80          --            --           --               --
  For the Year Ended October 31, 2003
  Class A......     11.90      (0.03)        --        3.32         3.29          --            --           --               --
  Class B......     10.80      (0.07)        --        2.97         2.90          --            --           --               --
  Class C......     10.80      (0.07)        --        2.97         2.90          --            --           --               --
                 -- SELECTED PER-SHARE
                       DATA(A) --
                 ---------------------
                     NET
                  INCREASE
                 (DECREASE)  NET ASSET
                   IN NET     VALUE AT
                    ASSET      END OF
                    VALUE      PERIOD
                 ----------  ---------
THE HARTFORD FUNDAMENTAL GROWTH FUND
  (FORMERLY KNOWN AS THE HARTFORD
  FOCUS FUND)
  For the Year Ended October 31, 2007
  Class A......     $2.93      $13.95
  Class B......      2.74       13.40
  Class C......      2.74       13.41
  For the Year Ended October 31, 2006
  Class A......      0.76       11.02
  Class B......      0.72       10.66
  Class C......      0.73       10.67
  For the Year Ended October 31, 2005
  Class A......      1.12       10.26
  Class B......      1.02        9.94
  Class C......      1.02        9.94
  For the Year Ended October 31, 2004
  Class A......      0.20        9.14
  Class B......      0.13        8.92
  Class C......      0.14        8.92
  For the Year Ended October 31, 2003
  Class A......      1.62        8.94
  Class B......      1.54        8.79
  Class C......      1.54        8.78
THE HARTFORD GROWTH FUND
  For the Year Ended October 31, 2007
  Class A......      2.80       21.25
  Class B......      2.14       18.39
  Class C......      2.16       18.45
  For the Year Ended October 31, 2006
  Class A......      1.13       18.45
  Class B......      0.87       16.25
  Class C......      0.89       16.29
  For the Year Ended October 31, 2005
  Class A......      1.13       17.32
  Class B......      0.89       15.38
  Class C......      0.90       15.40
  For the Year Ended October 31, 2004
  Class A......      1.00       16.19
  Class B......      0.79       14.49
  Class C......      0.80       14.50
  For the Year Ended October 31, 2003
  Class A......      3.29       15.19
  Class B......      2.90       13.70
  Class C......      2.90       13.70




74                                                     THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                    -- RATIOS AND SUPPLEMENTAL DATA --
      ----------------------------------------------------------------------------------------------

                                  RATIO OF        RATIO OF        RATIO OF
                                  EXPENSES        EXPENSES        EXPENSES
                                 TO AVERAGE      TO AVERAGE      TO AVERAGE
                                 NET ASSETS      NET ASSETS      NET ASSETS
                                   BEFORE           AFTER           AFTER       RATIO OF
                                 WAIVERS AND     WAIVERS AND     WAIVERS AND       NET
                   NET ASSETS  REIMBURSEMENTS  REIMBURSEMENTS  REIMBURSEMENTS  INVESTMENT
                     AT END     AND INCLUDING   AND INCLUDING   AND EXCLUDING   INCOME TO  PORTFOLIO
        TOTAL       OF PERIOD     INTEREST        INTEREST        INTEREST       AVERAGE    TURNOVER
      RETURN(B)      (000'S)     EXPENSE(D)      EXPENSE(D)      EXPENSE(D)    NET ASSETS   RATE(C)
      ---------    ----------  --------------  --------------  --------------  ----------  ---------


        26.59%(g)   $ 39,831        1.50%           1.47%           1.47%         (0.30)%     159%
        25.70(g)      12,307        2.30            2.20            2.20          (1.04)       --
        25.68(g)      13,703        2.22            2.20            2.20          (1.04)       --

         8.07         40,215        1.68            1.50            1.50           0.14       123
         7.24         13,162        2.47            2.25            2.25          (0.61)       --
         7.34         13,065        2.39            2.25            2.25          (0.61)       --

        12.31         50,067        1.65            1.60            1.60           0.68       112
        11.44         15,156        2.45            2.35            2.35          (0.09)       --
        11.44         16,737        2.36            2.35            2.35          (0.05)       --

         2.24(g)      67,212        1.62            1.62            1.62          (0.25)      104
         1.48(g)      18,610        2.36            2.35            2.35          (0.98)       --
         1.59(g)      23,901        2.28            2.28            2.28          (0.91)       --

        22.13         70,002        1.76            1.65            1.65          (0.29)      138
        21.24         21,058        2.49            2.35            2.35          (1.00)       --
        21.27         27,158        2.36            2.35            2.35          (0.99)       --


        23.92(g)     627,677        1.27            1.27            1.27          (0.35)       89%
        23.02(g)      41,359        2.22            2.09            2.09          (1.17)       --
        23.10(g)      85,303        1.98            1.98            1.98          (1.06)       --

         6.52        707,000        1.34            1.33            1.33          (0.38)       92
         5.66         44,064        2.22            2.09            2.09          (1.14)       --
         5.78         85,469        2.02            2.02            2.02          (1.07)       --

         6.98        635,057        1.40            1.33            1.33          (0.30)       77
         6.14         46,251        2.27            2.15            2.15          (1.09)       --
         6.21         82,481        2.05            2.05            2.05          (1.01)       --

         6.58        384,160        1.55            1.45            1.45          (0.84)       66
         5.77         32,440        2.33            2.15            2.15          (1.54)       --
         5.84         47,575        2.07            2.07            2.07          (1.45)       --

        27.65         72,186        1.52            1.45            1.45          (0.65)      129
        26.85         11,552        2.26            2.12            2.12          (1.35)       --
        26.85         11,896        2.15            2.15            2.15          (1.36)       --




THE HARTFORD MUTUAL FUNDS                                                     75

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                    -- SELECTED PER-SHARE DATA(A) --
                 ---------------------------------------------------------------------




                                                       NET
                                                     REALIZED
                                                       AND
                 NET ASSET      NET                 UNREALIZED     TOTAL     DIVIDENDS
                  VALUE AT  INVESTMENT   PAYMENTS      GAIN        FROM      FROM NET
                 BEGINNING    INCOME    FROM (TO)   (LOSS) ON   INVESTMENT  INVESTMENT
                 OF PERIOD    (LOSS)    AFFILIATE  INVESTMENTS  OPERATIONS    INCOME
                 ---------  ----------  ---------  -----------  ----------  ----------
THE HARTFORD GROWTH OPPORTUNITIES FUND
  For the Year Ended October 31, 2007
  Class A......    $29.33     $(0.03)     $0.01       $11.05      $11.03      $   --
  Class B......     25.23      (0.20)      0.01         9.31        9.12          --
  Class C......     25.24      (0.10)        --         9.25        9.15          --
  For the Year Ended October 31, 2006
  Class A......     27.84      (0.07)        --         3.59        3.52          --
  Class B......     24.42      (0.25)        --         3.09        2.84          --
  Class C......     24.42      (0.23)        --         3.08        2.85          --
  For the Year Ended October 31, 2005
  Class A......     23.49      (0.06)        --         4.41        4.35          --
  Class B......     20.77      (0.25)        --         3.90        3.65          --
  Class C......     20.77      (0.25)        --         3.90        3.65          --
  For the Year Ended October 31, 2004
  Class A......     21.25      (0.17)        --         2.41        2.24          --
  Class B......     18.91      (0.26)        --         2.12        1.86          --
  Class C......     18.91      (0.28)        --         2.14        1.86          --
  For the Year Ended October 31, 2003
  Class A......     15.31      (0.07)        --         6.01        5.94          --
  Class B......     13.71      (0.12)        --         5.32        5.20          --
  Class C......     13.70      (0.09)        --         5.30        5.21          --
THE HARTFORD LARGECAP GROWTH FUND
  From (commencement of operations) November 30, 2006, through October 31, 2007
  Class A......     10.00      (0.01)        --         1.09        1.08       (0.01)
  Class B......     10.00      (0.08)        --         1.08        1.00       (0.01)
  Class C......     10.00      (0.07)        --         1.07        1.00       (0.01)
THE HARTFORD MIDCAP GROWTH FUND (FORMERLY THE HARTFORD SELECT MIDCAP GROWTH FUND)
  For the Year Ended October 31, 2007
  Class A......     11.28      (0.05)        --         1.98        1.93          --
  Class B......     11.14      (0.11)        --         1.95        1.84          --
  Class C......     11.13      (0.13)        --         1.94        1.81          --
  For the Year Ended October 31, 2006
  Class A......     10.14      (0.08)        --         1.32        1.24          --
  Class B......     10.08      (0.15)        --         1.31        1.16          --
  Class C......     10.08      (0.15)        --         1.30        1.15          --
  From (commencement of operations) January 1, 2005, through October 31, 2005
  Class A......     10.06      (0.06)        --         0.14        0.08          --
  Class B......     10.06      (0.09)        --         0.11        0.02          --
  Class C......     10.06      (0.09)        --         0.11        0.02          --
                                  -- SELECTED PER-SHARE DATA(A) --
                 ------------------------------------------------------------------
                                                                  NET
                 DISTRIBUTIONS                                 INCREASE
                      FROM                                    (DECREASE)  NET ASSET
                    REALIZED    DISTRIBUTIONS                   IN NET     VALUE AT
                    CAPITAL          FROM          TOTAL         ASSET      END OF
                     GAINS         CAPITAL     DISTRIBUTIONS     VALUE      PERIOD
                 -------------  -------------  -------------  ----------  ---------
THE HARTFORD GROWTH OPPORTUNITIES FUND
  For the Year Ended October 31, 2007
  Class A......      $(2.12)         $--           $(2.12)$      $8.91      $38.24
  Class B......       (2.12)          --            (2.12)        7.00       32.23
  Class C......       (2.12)          --            (2.12)        7.03       32.27
  For the Year Ended October 31, 2006
  Class A......       (2.03)          --            (2.03)        1.49       29.33
  Class B......       (2.03)          --            (2.03)        0.81       25.23
  Class C......       (2.03)          --            (2.03)        0.82       25.24
  For the Year Ended October 31, 2005
  Class A......          --           --               --         4.35       27.84
  Class B......          --           --               --         3.65       24.42
  Class C......          --           --               --         3.65       24.42
  For the Year Ended October 31, 2004
  Class A......          --           --               --         2.24       23.49
  Class B......          --           --               --         1.86       20.77
  Class C......          --           --               --         1.86       20.77
  For the Year Ended October 31, 2003
  Class A......          --           --               --         5.94       21.25
  Class B......          --           --               --         5.20       18.91
  Class C......          --           --               --         5.21       18.91
THE HARTFORD LARGECAP GROWTH FUND
  From (commencement of operations) November 30, 2006, through October 31, 2007
  Class A......          --           --            (0.01)        1.07       11.07
  Class B......          --           --            (0.01)        0.99       10.99
  Class C......          --           --            (0.01)        0.99       10.99
THE HARTFORD MIDCAP GROWTH FUND (FORMERLY THE HARTFORD SELECT MIDCAP GROWTH FUND)
  For the Year Ended October 31, 2007
  Class A......       (0.48)          --            (0.48)        1.45       12.73
  Class B......       (0.48)          --            (0.48)        1.36       12.50
  Class C......       (0.48)          --            (0.48)        1.33       12.46
  For the Year Ended October 31, 2006
  Class A......       (0.10)          --            (0.10)        1.14       11.28
  Class B......       (0.10)          --            (0.10)        1.06       11.14
  Class C......       (0.10)          --            (0.10)        1.05       11.13
  From (commencement of operations) January 1, 2005, through October 31, 2005
  Class A......          --           --               --         0.08       10.14
  Class B......          --           --               --         0.02       10.08
  Class C......          --           --               --         0.02       10.08




76                                                     THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                    -- RATIOS AND SUPPLEMENTAL DATA --
      ----------------------------------------------------------------------------------------------

                                  RATIO OF        RATIO OF        RATIO OF
                                  EXPENSES        EXPENSES        EXPENSES
                                 TO AVERAGE      TO AVERAGE      TO AVERAGE
                                 NET ASSETS      NET ASSETS      NET ASSETS
                                   BEFORE           AFTER           AFTER       RATIO OF
                                 WAIVERS AND     WAIVERS AND     WAIVERS AND       NET
                   NET ASSETS  REIMBURSEMENTS  REIMBURSEMENTS  REIMBURSEMENTS  INVESTMENT
                     AT END     AND INCLUDING   AND INCLUDING   AND EXCLUDING   INCOME TO  PORTFOLIO
        TOTAL       OF PERIOD     INTEREST        INTEREST        INTEREST       AVERAGE    TURNOVER
      RETURN(B)      (000'S)     EXPENSE(D)      EXPENSE(D)      EXPENSE(D)    NET ASSETS   RATE(C)
      ---------    ----------  --------------  --------------  --------------  ----------  ---------


        40.39%(g)    989,969        1.42%           1.31%           1.31%        (0.12)%      120
        39.29(g)      56,396        2.18            2.11            2.11         (0.88)        --
        39.40(g)     201,274        1.98            1.98            1.98         (0.82)        --

        13.35        420,220        1.60            1.20            1.20         (0.31)       131
        12.36         33,670        2.26            2.08            2.08         (1.18)        --
        12.40         47,366        2.09            2.07            2.07         (1.17)        --

        18.52        222,682        1.54            1.36            1.36         (0.45)       156
        17.57         20,002        2.39            2.15            2.15         (1.27)        --
        17.57         18,842        2.13            2.13            2.13         (1.26)        --

        10.54         54,652        1.52            1.45            1.45         (0.94)       130
         9.84         11,518        2.45            2.14            2.14         (1.64)        --
         9.84         11,899        2.11            2.11            2.11         (1.61)        --

        38.80         17,149        1.49            1.45            1.45         (0.88)       158
        37.93          4,470        2.22            2.15            2.15         (1.58)        --
        38.03          5,238        2.10            2.10            2.10         (1.54)        --


        10.84(f)      11,349        1.54(e)         1.11(e)         1.11(e)      (0.08)(e)    129
         9.97(f)         360        2.40(e)         1.96(e)         1.96(e)      (0.93)(e)     --
         9.97(f)         545        2.37(e)         1.93(e)         1.93(e)      (0.94)(e)     --


        17.76         22,074        1.60            1.37            1.37         (0.43)       186
        17.15          4,509        2.55            1.96            1.96         (1.01)        --
        16.89          4,772        2.40            2.12            2.12         (1.17)        --

        12.31         23,542        1.69            1.50            1.50         (0.85)        99
        11.58          3,725        2.67            2.11            2.11         (1.46)        --
        11.48          3,861        2.52            2.26            2.26         (1.60)        --

         0.80(f)      14,995        2.22(e)         1.50(e)         1.50(e)      (0.95)(e)     97
         0.20(f)       2,354        3.35(e)         2.25(e)         2.25(e)      (1.70)(e)     --
         0.20(f)       1,741        3.26(e)         2.25(e)         2.25(e)      (1.70)(e)     --




THE HARTFORD MUTUAL FUNDS                                                     77

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------



                                                         -- SELECTED PER-SHARE DATA (A) --
                -------------------------------------------------------------------------------------------------------------------






                                                  NET REALIZED
                                                       AND                              DISTRIBUTIONS
                NET ASSET      NET                 UNREALIZED      TOTAL     DIVIDENDS       FROM
                 VALUE AT  INVESTMENT   PAYMENTS      GAIN         FROM      FROM NET      REALIZED    DISTRIBUTIONS
                BEGINNING    INCOME    FROM (TO)    (LOSS) ON   INVESTMENT  INVESTMENT     CAPITAL          FROM          TOTAL
                OF PERIOD    (LOSS)    AFFILIATE   INVESTMENTS  OPERATIONS    INCOME        GAINS         CAPITAL     DISTRIBUTIONS
                ---------  ----------  ---------  ------------  ----------  ----------  -------------  -------------  -------------
THE HARTFORD SMALL COMPANY FUND
  For the Year Ended October 31, 2007
  Class A.....    $21.58     $(0.09)     $0.07        $4.77        $4.75        $--         $(1.87)         $--           $(1.87)
  Class B.....     19.97      (0.26)      0.10         4.36         4.20         --          (1.87)          --            (1.87)
  Class C.....     20.00      (0.23)      0.08         4.34         4.19         --          (1.87)          --            (1.87)
  For the Year Ended October 31, 2006
  Class A.....     18.45      (0.18)        --         3.31         3.13         --             --           --               --
  Class B.....     17.20      (0.36)        --         3.13         2.77         --             --           --               --
  Class C.....     17.22      (0.32)        --         3.10         2.78         --             --           --               --
  For the Year Ended October 31, 2005
  Class A.....     15.09      (0.16)        --         3.52         3.36         --             --           --               --
  Class B.....     14.17      (0.29)        --         3.32         3.03         --             --           --               --
  Class C.....     14.19      (0.29)        --         3.32         3.03         --             --           --               --
  For the Year Ended October 31, 2004
  Class A.....     14.28      (0.18)        --         0.99         0.81         --             --           --               --
  Class B.....     13.51      (0.27)        --         0.93         0.66         --             --           --               --
  Class C.....     13.52      (0.28)        --         0.95         0.67         --             --           --               --
  For the Year Ended October 31, 2003
  Class A.....      9.93      (0.13)        --         4.48         4.35         --             --           --               --
  Class B.....      9.46      (0.20)        --         4.25         4.05         --             --           --               --
  Class C.....      9.47      (0.20)        --         4.25         4.05         --             --           --               --
THE HARTFORD SMALLCAP GROWTH FUND
  For the Year Ended October 31, 2007
  Class A.....     31.32      (0.13)        --         2.38         2.25         --             --           --               --
  Class B.....     28.12      (0.31)        --         2.12         1.81         --             --           --               --
  Class C.....     28.07      (0.35)        --         2.13         1.78         --             --           --               --
  For the Year Ended October 31, 2006
  Class A.....     28.30      (0.06)        --         3.08         3.02         --             --           --               --
  Class B.....     25.57      (0.26)        --         2.81         2.55         --             --           --               --
  Class C.....     25.56      (0.27)        --         2.78         2.51         --             --           --               --
  For the Year Ended October 31, 2005
  Class A.....     24.60      (0.15)        --         3.85         3.70         --             --           --               --
  Class B.....     22.39      (0.32)        --         3.50         3.18         --             --           --               --
  Class C.....     22.39      (0.28)        --         3.45         3.17         --             --           --               --
  For the Year Ended October 31, 2004
  Class A.....     22.91      (0.15)        --         1.84         1.69         --             --           --               --
  Class B.....     20.99      (0.28)        --         1.68         1.40         --             --           --               --
  Class C.....     20.99      (0.27)        --         1.67         1.40         --             --           --               --
  For the Year Ended October 31, 2003
  Class A.....     15.57      (0.09)        --         7.43         7.34         --             --           --               --
  Class B.....     14.36      (0.15)        --         6.78         6.63         --             --           --               --
  Class C.....     14.35      (0.16)        --         6.80         6.64         --             --           --               --
                -- SELECTED PER-SHARE
                     DATA (A) --
                ---------------------
                    NET
                 INCREASE
                (DECREASE)  NET ASSET
                  IN NET     VALUE AT
                   ASSET       END
                   VALUE    OF PERIOD
                ----------  ---------
THE HARTFORD SMALL COMPANY FUND
  For the Year Ended October 31, 2007
  Class A.....     $2.88      $24.46
  Class B.....      2.33       22.30
  Class C.....      2.32       22.32
  For the Year Ended October 31, 2006
  Class A.....      3.13       21.58
  Class B.....      2.77       19.97
  Class C.....      2.78       20.00
  For the Year Ended October 31, 2005
  Class A.....      3.36       18.45
  Class B.....      3.03       17.20
  Class C.....      3.03       17.22
  For the Year Ended October 31, 2004
  Class A.....      0.81       15.09
  Class B.....      0.66       14.17
  Class C.....      0.67       14.19
  For the Year Ended October 31, 2003
  Class A.....      4.35       14.28
  Class B.....      4.05       13.51
  Class C.....      4.05       13.52
THE HARTFORD SMALLCAP GROWTH FUND
  For the Year Ended October 31, 2007
  Class A.....      2.25       33.57
  Class B.....      1.81       29.93
  Class C.....      1.78       29.85
  For the Year Ended October 31, 2006
  Class A.....      3.02       31.32
  Class B.....      2.55       28.12
  Class C.....      2.51       28.07
  For the Year Ended October 31, 2005
  Class A.....      3.70       28.30
  Class B.....      3.18       25.57
  Class C.....      3.17       25.56
  For the Year Ended October 31, 2004
  Class A.....      1.69       24.60
  Class B.....      1.40       22.39
  Class C.....      1.40       22.39
  For the Year Ended October 31, 2003
  Class A.....      7.34       22.91
  Class B.....      6.63       20.99
  Class C.....      6.64       20.99



(a) Information presented relates to a share of capital stock outstanding throughout the indicated period.
(b) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(c) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(d) Ratios do not include fees paid indirectly. (See page 80 for impact on ratios)
(e) Annualized.
(f) Not annualized.
(g) Total return without the inclusion of the Payments from (to) Affiliate, as noted on the Statement of Operations, can be found on page 81.


78                                                     THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------



                                         -- RATIOS AND SUPPLEMENTAL DATA --
-------------------------------------------------------------------------------------------------------------------


                                     RATIO OF             RATIO OF             RATIO OF
                                     EXPENSES             EXPENSES             EXPENSES
                                    TO AVERAGE           TO AVERAGE           TO AVERAGE       RATIO OF
                                    NET ASSETS           NET ASSETS           NET ASSETS          NET
                                      BEFORE               AFTER                AFTER         INVESTMENT
                   NET ASSETS      WAIVERS AND          WAIVERS AND          WAIVERS AND        INCOME
                    AT END OF     REIMBURSEMENTS       REIMBURSEMENTS       REIMBURSEMENTS        TO      PORTFOLIO
        TOTAL        PERIOD       AND INCLUDING        AND INCLUDING        AND EXCLUDING       AVERAGE    TURNOVER
      RETURN(B)      (000'S)   INTEREST EXPENSE(D)  INTEREST EXPENSE(D)  INTEREST EXPENSE(D)  NET ASSETS   RATE(C)
      ---------    ----------  -------------------  -------------------  -------------------  ----------  ---------


        23.88%(g)   $299,819           1.41%                1.40%                1.40%          (0.44)%      186%
        22.97(g)      52,549           2.28                 2.12                 2.12           (1.16)        --
        22.88(g)      63,650           2.15                 2.15                 2.15           (1.19)        --

        16.96        194,656           1.48                 1.40                 1.40           (0.87)       170
        16.10         52,036           2.32                 2.15                 2.15           (1.62)        --
        16.14         47,744           2.23                 2.15                 2.15           (1.62)        --

        22.27        159,577           1.57                 1.40                 1.40           (0.88)       104
        21.38         56,664           2.39                 2.15                 2.15           (1.63)        --
        21.35         44,564           2.30                 2.15                 2.15           (1.63)        --

         5.67        156,278           1.62                 1.45                 1.45           (1.15)       142
         4.88         58,438           2.40                 2.15                 2.15           (1.85)        --
         4.96         49,327           2.30                 2.15                 2.15           (1.85)        --

        43.81        141,327           1.63                 1.45                 1.45           (1.19)       179
        42.81         58,286           2.36                 2.15                 2.15           (1.89)        --
        42.77         52,010           2.23                 2.15                 2.15           (1.88)        --


         7.18(g)     162,102           1.62                 1.31                 1.31           (0.26)       105%
         6.44(g)      17,352           2.42                 2.00                 2.00           (0.95)        --
         6.34(g)      23,778           2.21                 2.15                 2.15           (1.10)        --

        10.67        228,776           1.56                 1.36                 1.36           (0.30)        86
         9.97         19,078           2.39                 2.02                 2.02           (0.95)        --
         9.82         24,070           2.25                 2.15                 2.15           (1.08)        --

        15.04         66,403           1.62                 1.40                 1.40           (0.65)        81
        14.20         16,230           2.51                 2.15                 2.15           (1.40)        --
        14.16         15,668           2.33                 2.15                 2.15           (1.40)        --

         7.38         42,962           1.77                 1.45                 1.45           (0.81)       102
         6.67         11,930           2.59                 2.15                 2.15           (1.51)        --
         6.67         10,140           2.38                 2.15                 2.15           (1.51)        --

        47.14         17,544           1.61                 1.45                 1.45           (0.83)       122
        46.17          6,571           2.31                 2.15                 2.15           (1.53)        --
        46.27          5,076           2.22                 2.15                 2.15           (1.53)        --




THE HARTFORD MUTUAL FUNDS                                                     79

                                                            FEES PAID INDIRECTLY
--------------------------------------------------------------------------------

The ratio of expenses to average net assets in the financial highlights excludes fees paid indirectly. Had the fees paid indirectly been included, the annualized expense ratios for the periods listed below would have been as follow:

FUND                                         YEAR ENDED          YEAR ENDED          YEAR ENDED
----                                      OCTOBER 31, 2007    OCTOBER 31, 2006    OCTOBER 31, 2005
                                          --------------------------------------------------------
FUNDAMENTAL GROWTH FUND
Class A Shares                                  1.47%               1.48%               1.57%
Class B Shares                                  2.22%               2.23%               2.32%
Class C Shares                                  2.20%               2.23%               2.32%
GROWTH FUND
Class A Shares                                  1.27%               1.31%               1.31%
Class B Shares                                  2.08%               2.08%               2.13%
Class C Shares                                  1.98%               2.00%               2.03%
GROWTH OPPORTUNITIES FUND
Class A Shares                                  1.31%               1.18%               1.30%
Class B Shares                                  2.10%               2.05%               2.08%
Class C Shares                                  1.97%               2.05%               2.07%
LARGECAP GROWTH FUND
Class A Shares                                  1.11%(B)
Class B Shares                                  1.96%(B)
Class C Shares                                  1.93%(B)
MIDCAP GROWTH FUND
Class A Shares                                  0.95%               1.20%#
Class B Shares                                  1.96%               2.05%#
Class C Shares                                  1.90%               2.07%#
SMALL COMPANY FUND
Class A Shares                                  1.39%               1.37%               1.35%
Class B Shares                                  2.11%               2.12%               2.10%
Class C Shares                                  2.14%               2.11%               2.10%
SMALLCAP GROWTH FUND
Class A Shares                                  1.30%               1.34%               1.38%
Class B Shares                                  2.00%               2.00%               2.13%
Class C Shares                                  2.14%               2.13%               2.13%


--------

(B) From November 30, 2006 (commencement of operations), through October 31,
    2007.

#  From July 31, 2006 (commencement of operations), through October 31, 2006.


80                                                     THE HARTFORD MUTUAL FUNDS

                                                         PAYMENTS FROM AFFILIATE
--------------------------------------------------------------------------------

The total return in the financial highlights includes payment from affiliates. Had the payment from affiliates been excluded, the total return for the periods listed below would have been as follow:

                                                                                        IMPACT FROM
                                                                                       PAYMENT FROM
                                                                                       AFFILIATE FOR
                                                 IMPACT FROM                          TRANSFER AGENT
                             IMPACT FROM        PAYMENT FROM                            ALLOCATION
                             PAYMENT FROM       AFFILIATE FOR       TOTAL RETURN        METHODOLOGY       TOTAL RETURN
                          AFFILIATE FOR SEC        TRADING       EXCLUDING PAYMENTS   REIMBURSEMENTS   EXCLUDING PAYMENTS
                            SETTLEMENT FOR     REIMBURSEMENTS    FROM AFFILIATE FOR       FOR THE      FROM AFFILIATE FOR
FUND                        THE YEAR ENDED   FOR THE YEAR ENDED    THE YEAR ENDED       YEAR ENDED       THE YEAR ENDED
----                       OCTOBER 31, 2007   OCTOBER 31, 2007    OCTOBER 31, 2007   OCTOBER 31, 2004   OCTOBER 31, 2004
                          -----------------------------------------------------------------------------------------------
Fundamental Growth Fund
  Class A                        0.28%                --                26.24%             0.03%              2.21%
Fundamental Growth Fund
  Class B                        0.29%                --                25.34%               --               1.48%
Fundamental Growth Fund
  Class C                        0.29%                --                25.32%             0.06%              1.53%
Growth Fund Class A              0.01%                --                23.90%               --                 --
Growth Fund Class B              0.01%                --                23.00%               --                 --
Growth Fund Class C              0.01%                --                23.08%               --                 --
Growth Opportunities
  Fund Class A                   0.03%                --                40.34%               --                 --
Growth Opportunities
  Fund Class B                   0.04%                --                39.24%               --                 --
Growth Opportunities
  Fund Class C                   0.04%                --                39.35%               --                 --
MidCap Growth Fund Class
  A                                --               0.13%               25.00%               --                 --
MidCap Growth Fund Class
  B                                --               0.13%               23.67%               --                 --
MidCap Growth Fund Class
  C                                --               0.13%               23.77%               --                 --
Small Company Fund Class
  A                              0.16%              0.22%               23.41%               --                 --
Small Company Fund Class
  B                              0.18%              0.24%               22.46%               --                 --
Small Company Fund Class
  C                              0.18%              0.24%               22.37%               --                 --
SmallCap Growth Fund
  Class A                        0.01%                --                 7.17%               --                 --
SmallCap Growth Fund
  Class B                        0.01%                --                 6.43%               --                 --
SmallCap Growth Fund
  Class C                        0.01%                --                 6.33%               --                 --




THE HARTFORD MUTUAL FUNDS                                                     81

                                              FUND CODE, CUSIP NUMBER AND SYMBOL

--------------------------------------------------------------------------------


                                            CLASS    FUND      CUSIP
NAME                                       SHARES    CODE      NUMBER     SYMBOL
----                                       ------    ----    ---------    ------
The Hartford Fundamental Growth Fund       A         1269    416645224    HFFAX
The Hartford Fundamental Growth Fund       B         1270    416645216    HFFBX
The Hartford Fundamental Growth Fund       C         1271    416645190    HFFCX
The Hartford Growth Fund                   A         1228    416529691    HGWAX
The Hartford Growth Fund                   B         1229    416529683    HGWBX
The Hartford Growth Fund                   C         1230    416529675    HGWCX
The Hartford Growth Opportunities Fund     A         1618    416529881    HGOAX
The Hartford Growth Opportunities Fund     B         1619    416529873    HGOBX
The Hartford Growth Opportunities Fund     C         1620    416529865    HGOCX
The Hartford LargeCap Growth Fund          A         1320    416649812    HLPAX
The Hartford LargeCap Growth Fund          B         1321    416649796    HLPBX
The Hartford LargeCap Growth Fund          C         1322    416649788    HLPCX
The Hartford MidCap Growth Fund            A         1201    416648640    HSMAX
The Hartford MidCap Growth Fund            B         1202    416648632    HSMBX
The Hartford MidCap Growth Fund            C         1203    416648624    HTSCX
The Hartford Small Company Fund            A          205    416645109    IHSAX
The Hartford Small Company Fund            B          227    416645208    HSCBX
The Hartford Small Company Fund            C          231    416645646    HSMCX
The Hartford SmallCap Growth Fund          A         1622    416529105    HSLAX
The Hartford SmallCap Growth Fund          B         1623    416529204    HSLBX
The Hartford SmallCap Growth Fund          C         1624    416529303    HSLCX




82                                                     THE HARTFORD MUTUAL FUNDS

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Two documents are available that offer further information on The Hartford Mutual Funds:

 ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional information about each fund is contained in the financial statements and portfolio holdings in the fund's annual and semi-annual reports. In the fund's annual report you will also find a discussion of the market conditions and investment strategies that significantly affected that fund's performance during the last fiscal year, as well as the independent registered public accounting firm's report.

 STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on the funds.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

The funds make available this prospectus, their SAI and annual/semi-annual reports free of charge, on the funds' website at www.hartfordinvestor.com.

To request a free copy of the current annual/semi-annual report for a fund and/or the SAI or for shareholder inquiries or other information about the funds, please contact the funds at:

 BY MAIL:

The Hartford Mutual Funds
P.O. Box 64387
St. Paul, MN 55164-0387

(For overnight mail)
The Hartford Mutual Funds
500 Bielenberg Drive
Woodbury, MN 55125-1400

 BY PHONE:

1-888-843-7824

 ON THE INTERNET:

www.hartfordinvestor.com


Or you may view or obtain these documents from the SEC:

 IN PERSON:

at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

 INVESTING IN MUTUAL FUNDS:

Shareholders can obtain additional information about investing, including information about investing in mutual funds, on the SEC's Investor Education Web Site at http://www.sec.gov/investor.shtml and through the FINRA's Investor Information Web Site at http://www.finra.org/InvestorInformation/index.htm. To obtain additional information about the expenses associated with investing in mutual funds, the SEC provides a Mutual Fund Cost Calculator, available at http://www.sec.gov/investor/tools/mfcc/mfcc-intsec.htm; and FINRA provides a Mutual Funds and ETF Expense Analyzer, available at http://apps.finra.org/investor_Information/ea/1/mfetf.aspx.

 BY MAIL:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

 ON THE INTERNET OR BY E-MAIL:

Internet:  (on the EDGAR Database on the SEC's internet site) www.sec.gov

E-Mail:  publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBERS:
The Hartford Mutual Funds, Inc. 811-07589
The Hartford Mutual Funds II, Inc. 811-00558

THE HARTFORD MUTUAL FUNDS

                       CLASS A, CLASS B AND CLASS C SHARES

                       PROSPECTUS
                       MARCH 1, 2008


AS WITH ALL MUTUAL      THE HARTFORD DOMESTIC EQUITY VALUE FUNDS
FUNDS, THE
SECURITIES AND          THE HARTFORD BALANCED INCOME FUND
EXCHANGE COMMISSION     THE HARTFORD DIVIDEND AND GROWTH FUND
HAS NOT APPROVED OR     THE HARTFORD EQUITY INCOME FUND
DISAPPROVED THESE       THE HARTFORD MIDCAP VALUE FUND
SECURITIES OR PASSED    THE HARTFORD SELECT MIDCAP VALUE FUND
UPON THE ADEQUACY OF    THE HARTFORD SELECT SMALLCAP VALUE FUND
THIS PROSPECTUS. ANY    THE HARTFORD VALUE FUND
REPRESENTATION TO       THE HARTFORD VALUE OPPORTUNITIES FUND
THE CONTRARY IS A
CRIMINAL OFFENSE.



                       THE HARTFORD MUTUAL FUNDS
                       P.O. BOX 64387
                       ST. PAUL, MN 55164-0387

                     [This page is intentionally left blank]

CONTENTS
--------------------------------------------------------------------------------

Introduction                   Introduction                                     2
A summary of each              The Hartford Balanced Income Fund                3
fund's
goals, principal               The Hartford Dividend and Growth Fund            7
strategies,
main risks, performance        The Hartford Equity Income Fund                 11
and
expenses                       The Hartford MidCap Value Fund                  15
                               The Hartford Select MidCap Value Fund           19
                               The Hartford Select SmallCap Value Fund         23
                               The Hartford Value Fund                         28
                               The Hartford Value Opportunities Fund           32
Description of other           Investment strategies and investment matters    36
investment strategies          Terms used in this Prospectus                   39
and
investment risks
Investment manager and         Management of the funds                         41
management fee
information
Information on your            About your account                              47
account
                               Choosing a share class                          47
                               How sales charges are calculated                49
                               Sales charge reductions and waivers             50
                               Opening an account                              55
                               Buying shares                                   57
                               Selling shares                                  59
                               Transaction policies                            62
                               Dividends and account policies                  66
                               Additional investor services                    67
Further information on         Financial highlights                            69
the funds
                               Fund code, CUSIP number and symbol              80
                               For more information                            81




THE HARTFORD MUTUAL FUNDS                                                      1

INTRODUCTION
--------------------------------------------------------------------------------

Each fund described in this prospectus has its own investment strategy and risk/reward profile. This prospectus relates to the Class A, Class B and Class C shares of the funds. Each of the funds also offers Class Y shares to certain qualified investors pursuant to a separate prospectus describing that class.

Each of the funds, except for the Balanced Income Fund, MidCap Value Fund, Select MidCap Value Fund and Select SmallCap Value Fund, also offers Class R3, Class R4, Class R5 and Class Y shares to employer-sponsored retirement plans pursuant to a separate prospectus describing these classes.

The Dividend and Growth Fund, Equity Income Fund, Value Fund and Value Opportunities Fund also offer Class I shares only through advisory fee-based wrap programs sponsored by financial intermediaries having a selling, administration or any similar agreement with the Funds, pursuant to a separate prospectus describing that class.

In addition, the Value Opportunities Fund also offer Class L shares to certain qualified investors pursuant to a separate prospectus describing that class.

Each fund is a diversified fund.

Value Opportunities Fund is a series of The Hartford Mutual Funds II, Inc. All other funds are series of The Hartford Mutual Funds, Inc.

Information on each fund, including risk factors, can be found on the pages following this introduction.

The investment manager to each fund is Hartford Investment Financial Services, LLC ("HIFSCO"). The day-to-day portfolio management of the funds is provided by one or more investment sub-advisers. Information regarding HIFSCO and the sub-advisers is included under the section entitled "Management of the Funds" in this prospectus.

THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC. HAVE EACH RECEIVED AN ORDER FROM THE SECURITIES AND EXCHANGE COMMISSION THAT PERMITS ITS INVESTMENT MANAGER, SUBJECT TO APPROVAL BY ITS BOARD OF DIRECTORS, TO CHANGE SUB-ADVISERS ENGAGED BY THE INVESTMENT MANAGER TO CONDUCT THE INVESTMENT PROGRAMS OF THE FUNDS WITHOUT SHAREHOLDER APPROVAL. FOR MORE INFORMATION, PLEASE SEE THIS PROSPECTUS UNDER "THE INVESTMENT MANAGER."

MUTUAL FUNDS ARE NOT BANK DEPOSITS AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. BECAUSE YOU COULD LOSE MONEY BY INVESTING IN THESE FUNDS, BE SURE TO READ ALL RISK DISCLOSURES CAREFULLY BEFORE INVESTING.



2                                                      THE HARTFORD MUTUAL FUNDS

THE HARTFORD BALANCED INCOME FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Balanced Income Fund seeks to provide current income with growth of capital as a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing in a mix of equity securities and fixed income investments. Under normal circumstances, the fund will target an allocation of approximately 45% equity securities and 55% fixed income investments, with the allocation generally varying by no more than +/-5%. Allocation decisions within these bands are in the discretion of the fund's sub-adviser, Wellington Management, and are based on Wellington Management's judgment of the projected investment environment for financial assets, relative fundamental values, the attractiveness of each asset category, and expected future returns of each asset category. Wellington Management does not attempt to engage in short-term market timing among asset categories. As a result, shifts in asset allocation are expected to be gradual.

The equity portion of the fund will invest primarily in common stocks with a history of above-average dividends or expectations of increasing dividends, which may include a broad range of market capitalizations generally above $2 billion. The fund may invest up to 25% of the equity portion of the portfolio in the securities of foreign issuers and non-dollar securities.

The fixed income portion of the fund will invest primarily in investment grade debt (securities rated at least "BBB" by S&P or "Baa" by Moody's or "BBB" by Fitch, or if unrated, securities deemed by Wellington Management to be of comparable quality). The fixed income portion of the fund will additionally invest in other fixed income sectors including non-investment grade debt (securities rated "Ba" or lower by Moody's, "BB" or lower by S&P or "BB" or lower by Fitch, or if unrated, securities deemed by Wellington Management to be of comparable quality) and emerging market debt. The fund may invest up to 20% of the fixed income portion of the portfolio in domestic non-investment grade debt and up to 20% of the fixed income portion of the portfolio in emerging market debt securities. Debt securities rated below investment grade are commonly referred to as "high yield-high risk securities or "junk bonds.". The fund may invest up to 25% of the fixed income portion of the portfolio in non-US dollar denominated debt.


--------------------------------------------------------------------------------

MAIN RISKS. This fund is subject to, among others, stock market risk, interest rate risk, credit risk, income risk, manager allocation risk and foreign investment risk. You could lose money as a result of your investment.

Stock market risk means that the stocks held by the fund may decline in value due to the activities and financial prospects of individual companies or to general market and economic conditions. Equity securities of mid-sized or small companies may be more risky than equity securities of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. Mid-sized or small company equity securities as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of equity securities. Such equity securities may also pose greater liquidity risks.

Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.

Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due. Credit risk depends largely on the perceived health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield-high risk bond prices can fall on bad news about the economy, an industry or a company.

Income risk is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of

THE HARTFORD MUTUAL FUNDS                                                      3

                                               THE HARTFORD BALANCED INCOME FUND
--------------------------------------------------------------------------------


falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money. Manager allocation risk refers to the possibility that Wellington Management could allocate assets among different asset classes in a manner that results in the fund underperforming its peers.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging market securities.

--------------------------------------------------------------------------------


PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total return for the first full calendar year of the fund's operation, while the table shows how the fund's performance for the same time period and since inception compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURN
FOR CALENDAR YEAR 2007
(EXCLUDES SALES CHARGES)

                                   (BAR CHART)



        4.39%


        2007




 During the period shown in the bar chart, the highest quarterly return was 2.13% (3rd quarter, 2007) and the lowest quarterly return was -1.00% (4th quarter, 2007).


4                                                      THE HARTFORD MUTUAL FUNDS

                                               THE HARTFORD BALANCED INCOME FUND
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

 AVERAGE ANNUAL TOTAL RETURNS
 FOR PERIODS ENDING 12/31/2007
 (INCLUDES SALES CHARGES)


                                                                          LIFE OF FUND
                                                               1 YEAR   (SINCE 07/31/06)
  Class A Return Before Taxes                                  -1.36%         4.09%
  Class A Return After Taxes on Distributions                  -2.56%         2.84%
  Class A Return After Taxes on Distributions and Sale of
  Fund Shares                                                  -0.88%         2.77%
  Class B Return Before Taxes                                  -1.46%         4.76%
  Class C Return Before Taxes                                   2.56%         7.50%
  Russell 1000 Value Index                                     -0.17%         8.19%
  Lehman Brothers Corporate Index                               4.56%         6.40%


INDICES: The Russell 1000 Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

The Lehman Brothers Corporate Index is an unmanaged index and is the Corporate component of the U.S. Credit Index within the Lehman Brothers U.S. Aggregate Bond Index. You cannot invest directly in an index.


THE HARTFORD MUTUAL FUNDS                                                      5

                                               THE HARTFORD BALANCED INCOME FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                           CLASS A      CLASS B      CLASS C
SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum sales charge (load) imposed on purchases as a
  percentage of offering price                              5.50%         None         None
  Maximum deferred sales charge (load) (as a percentage
  of purchase price or redemption proceeds, whichever is
  less)                                                      None(1)     5.00%        1.00%
  Exchange fees                                              None         None         None
ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)
  Management fees                                           0.73%        0.73%        0.73%
  Distribution and service (12b-1) fees                     0.25%(2)     1.00%        1.00%
  Other expenses(3)                                         0.36%        0.45%        0.39%
  Total annual operating expenses                           1.34%        2.18%        2.12%
  Less: Contractual expense reimbursement(4)                0.09%        0.18%        0.12%
  Net annual operating expenses(4)                          1.25%        2.00%        2.00%


(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses, restated to reflect current fees.

(4) HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.25%, 2.00% and 2.00%, respectively. In addition, HASCO, the fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2009, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                                    CLASS A    CLASS B    CLASS C
  Year 1                                                       $  670     $  703     $  303
  Year 3                                                       $  925     $  927     $  627
  Year 5                                                       $1,199     $1,278     $1,078
  Year 10                                                      $1,978     $2,134     $2,327


You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                                 CLASS A    CLASS B    CLASS C
  Year 1                                                       $  670     $  203     $  203
  Year 3                                                       $  925     $  627     $  627
  Year 5                                                       $1,199     $1,078     $1,078
  Year 10                                                      $1,978     $2,134     $2,327




6                                                      THE HARTFORD MUTUAL FUNDS

THE HARTFORD DIVIDEND AND GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Dividend and Growth Fund seeks a high level of current income consistent with growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund invests primarily in a diversified portfolio of common stocks that typically have above average dividend yields and whose prospects for capital appreciation are considered favorable by Wellington Management. Under normal market and economic conditions at least 65% of the fund's total assets are invested in dividend-paying equity securities. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities. The fund tends to focus on securities of larger, well-established companies with market capitalizations similar to those of companies in the S&P 500 Index. As of December 31, 2007, the market capitalization of companies within the index ranged from approximately $708 million to $512 billion. The fund's portfolio is broadly diversified by industry and company.

Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the fund. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. As a key component of its fundamental analysis, Wellington Management evaluates a company's ability to sustain and potentially increase its dividend payments. The fund also favors securities that appear to be undervalued in the marketplace.

--------------------------------------------------------------------------------

MAIN RISKS. As with most stock funds, the value of your investment may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

The fund's focus on large capitalization companies significantly influences its performance. Large capitalization stocks as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on medium or small capitalization stocks. Following a value orientation towards investing entails special risks. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Wellington Management's investment strategy will influence performance significantly. If Wellington Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money.



THE HARTFORD MUTUAL FUNDS                                                      7

                                           THE HARTFORD DIVIDEND AND GROWTH FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)

                                   (BAR CHART)



       14.47%     4.57%    10.04%    -4.57%    -14.19%   25.66%    12.01%     5.42%    19.56%     7.76%


        1998      1999      2000      2001      2002      2003      2004      2005      2006      2007




 During the periods shown in the bar chart, the highest quarterly return was 15.08% (2nd quarter, 2003) and the lowest quarterly return was -18.33% (3rd quarter, 2002).



8                                                      THE HARTFORD MUTUAL FUNDS

                                           THE HARTFORD DIVIDEND AND GROWTH FUND
--------------------------------------------------------------------------------


 AVERAGE ANNUAL TOTAL RETURNS
 FOR PERIODS ENDING 12/31/2007
 (INCLUDES SALES CHARGES)


                                                            1 YEAR   5 YEARS   10 YEARS
  Class A Return Before Taxes                                1.83%    12.55%     6.90%
  Class A Return After Taxes on Distributions                0.41%    11.51%     6.00%
  Class A Return After Taxes on Distributions and Sale of
  Fund Shares                                                2.21%    10.62%     5.64%
  Class B Return Before Taxes                                1.86%    12.63%     6.67%
  Class C Return Before Taxes(1)                             5.97%    13.02%     6.76%
  S&P 500 Index (reflects no deduction for fees, expenses
  or taxes)                                                  5.49%    12.82%     5.91%
  Russell 1000 Value Index (reflects no deduction for
  fees, expenses or taxes)                                  -0.17%    14.63%     7.68%


INDICES: The S&P 500 Index is a market capitalization weighted price index composed of 500 widely held common stocks. You cannot invest directly in an index.

The Russell 1000 Value Index is a market cap weighted measure of the performance of the 1,000 largest value-oriented companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. Value is defined as companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

(1) Class C shares commenced operations on July 31, 1998. Class C share performance prior to July 31, 1998 reflects Class B share performance and operating expenses less Class C share sales charges.


THE HARTFORD MUTUAL FUNDS                                                      9

                                           THE HARTFORD DIVIDEND AND GROWTH FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                          CLASS A       CLASS B      CLASS C
SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum sales charge (load) imposed on purchases as a
  percentage of offering price                             5.50%          None         None
  Maximum deferred sales charge (load) (as a percentage
  of purchase price or redemption proceeds, whichever
  is less)                                                  None(1)      5.00%        1.00%
  Exchange fees                                             None          None         None
ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)
  Management fees                                          0.63%         0.63%        0.63%
  Distribution and service (12b-1) fees                    0.25%(2)      1.00%        1.00%
  Other expenses(3)                                        0.20%         0.32%        0.19%
  Total annual operating expenses(4)                       1.08%         1.95%        1.82%


(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."
(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.
(3) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses, restated to reflect current fees.
(4) HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares at 1.25%. In addition, HASCO, the fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2009, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                                    CLASS A    CLASS B    CLASS C
  Year 1                                                       $  654     $  698     $  285
  Year 3                                                       $  875     $  912     $  573
  Year 5                                                       $1,113     $1,252     $  985
  Year 10                                                      $1,795     $2,049     $2,137


You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                                 CLASS A    CLASS B    CLASS C
  Year 1                                                       $  654     $  198     $  185
  Year 3                                                       $  875     $  612     $  573
  Year 5                                                       $1,113     $1,052     $  985
  Year 10                                                      $1,795     $2,049     $2,137




10                                                     THE HARTFORD MUTUAL FUNDS

THE HARTFORD EQUITY INCOME FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Equity Income Fund seeks a high level of current income consistent with growth of capital.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities. The fund invests primarily in equity securities of companies with market capitalizations above $2 billion. At the time of investment, every equity security in which the fund invests must pay a dividend or be expected to pay a dividend within the next 12 months. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

The fund's investment approach is based on the fundamental analysis of dividend-paying companies with market capitalizations generally above $2 billion that have below average estimated price-to-earnings ratios. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. The fund uses a contrarian approach focused on longer term economic fundamentals and seeks a portfolio of securities that offer above average yields, below average valuations and the potential for dividend increases in the future. The typical purchase candidate may be characterized as an overlooked or misunderstood company with sound fundamentals. Holdings are frequently in viable, growing businesses with solid financial strength in industries that are temporarily out of favor and under-researched by institutions. Portfolio construction is driven primarily by security selection. Limited consideration is given to economic analysis in establishing sector and industry weightings.


--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment. The fund's focus on companies with market capitalizations above $2 billion significantly influences its performance. Stocks of companies with such market capitalizations as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on smaller capitalization stocks.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.



THE HARTFORD MUTUAL FUNDS                                                     11

                                                 THE HARTFORD EQUITY INCOME FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)

                                   (BAR CHART)



        9.52%     4.98%    20.63%     6.71%


        2004      2005      2006      2007




 During the periods shown in the bar chart, the highest quarterly return was 7.98% (4th quarter, 2004) and the lowest quarterly return was -2.47% (4th quarter, 2007).



12                                                     THE HARTFORD MUTUAL FUNDS

                                                 THE HARTFORD EQUITY INCOME FUND
--------------------------------------------------------------------------------

 AVERAGE ANNUAL TOTAL RETURNS
 FOR PERIODS ENDING 12/31/2007
 (INCLUDES SALES CHARGES)


                                                                        LIFE OF FUND
                                                            1 YEAR    (SINCE 08/28/03)
  Class A Return Before Taxes                                0.84%          10.95%
  Class A Return After Taxes on Distributions               -0.33%           9.91%
  Class A Return After Taxes on Distributions and Sale of
  Fund Shares                                                0.99%           9.01%
  Class B Return Before Taxes                                0.82%          11.15%
  Class C Return Before Taxes                                4.95%          11.63%
  Russell 1000 Value Index (reflects no deduction for
  fees, expenses or taxes)                                  -0.17%          13.35%(1)


INDEX: The Russell 1000 Value Index is a market cap weighted measure of the performance of the 1,000 largest value-oriented companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. Value is defined as companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

(1) Return is from 8/31/2003 - 12/31/2007.


THE HARTFORD MUTUAL FUNDS                                                     13

                                                 THE HARTFORD EQUITY INCOME FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                          CLASS A       CLASS B      CLASS C
SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum sales charge (load) imposed on purchases as a
  percentage of offering price                             5.50%          None         None
  Maximum deferred sales charge (load) (as a percentage
  of purchase price or redemption proceeds, whichever
  is less)                                                  None(1)      5.00%        1.00%
  Exchange fees                                             None          None         None
ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)
  Management fees(2)                                       0.73%         0.73%        0.73%
  Distribution and service (12b-1) fees                    0.25%(3)      1.00%        1.00%
  Other expenses(4)                                        0.20%         0.31%        0.18%
  Total annual operating expenses(5)                       1.18%         2.04%        1.91%



(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."
(2) Effective November 1, 2007, HIFSCO has permanently reduced its management fee at the first breakpoint for this fund. In addition, HIFSCO has voluntarily agreed to waive a portion of the management fee until October 31, 2008. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.68% and assuming "Other Expenses" remain as set forth in the table above, the total annual operating expenses you may pay if you buy and hold Class A, Class B or Class C shares of the fund are 1.13%, 1.99% and 1.86%, respectively.
(3) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.
(4) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses, restated to reflect current fees.
(5) HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.25%, 2.00% and 2.00%, respectively. In addition, HASCO, the fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2009, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                                    CLASS A    CLASS B    CLASS C
  Year 1                                                       $  664     $  707     $  294
  Year 3                                                       $  904     $  940     $  600
  Year 5                                                       $1,163     $1,298     $ 1032
  Year 10                                                      $1,903     $2,148     $2,233


You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                                 CLASS A    CLASS B    CLASS C
  Year 1                                                       $  664     $  207     $  194
  Year 3                                                       $  904     $  640     $  600
  Year 5                                                       $1,163     $1,098     $1,032
  Year 10                                                      $1,903     $2,148     $2,233




14                                                     THE HARTFORD MUTUAL FUNDS

THE HARTFORD MIDCAP VALUE FUND
--------------------------------------------------------------------------------

AS OF AUGUST 16, 2004, THE FUND NO LONGER OFFERS CLASS A, B AND C SHARES EXCEPT AS FOLLOWS. THE FUND WILL CONTINUE TO OFFER AND SELL SHARES: (1) THROUGH ACH AND OTHER SIMILAR SYSTEMATIC INVESTMENT FACILITIES TO INVESTORS WHO ESTABLISHED PLANS TO INVEST THROUGH SUCH FACILITIES PRIOR TO AUGUST 16, 2004 AND (2) FOR REINVESTMENT OF CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS.

THE FUND CONTINUES TO PAY 12B-1 FEES. THESE FEES ARE PAID FOR ONGOING SHAREHOLDER SERVICES, TO COMPENSATE BROKERS FOR PAST SALES AND TO REIMBURSE THE FUND'S DISTRIBUTOR FOR COMMISSIONS PAID IN CONNECTION WITH PAST SALES.

INVESTMENT GOAL. The Hartford MidCap Value Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in mid-capitalization companies. The fund defines mid-capitalization companies as companies with market capitalizations within the collective range of the Russell Midcap and S&P MidCap 400 Indices. As of December 31, 2007, this range was between approximately $446 million and $42 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund's investment strategy employs a contrarian approach to stock selection, favoring securities that appear to be undervalued in the marketplace. The approach demands an emphasis on extensive research to identify stocks of companies whose fundamentals are not adequately reflected in the market price of their securities. Valuation techniques are a key component of the fund's investment approach. A stock's value is evaluated on three primary criteria: its issuer's earnings power, growth potential and price-to-earnings ratio. Stocks are selected whose issuers, in Wellington Management's opinion, have the most compelling blend of the following attributes:

  -  attractive valuation,

  -  a strong management team, and

  -  strong industry position.

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund invests in mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Equity securities of mid-sized companies may be more risky than those of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.



THE HARTFORD MUTUAL FUNDS                                                     15

                                                  THE HARTFORD MIDCAP VALUE FUND

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual return shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)

                                   (BAR CHART)



       -13.49%   42.49%    15.54%     9.61%    17.04%     1.79%


        2002      2003      2004      2005      2006      2007




 During the periods shown in the bar chart, the highest quarterly return was 20.83% (2nd quarter, 2003) and the lowest quarterly return was -20.08% (3rd quarter, 2002).



16                                                     THE HARTFORD MUTUAL FUNDS

                                                  THE HARTFORD MIDCAP VALUE FUND

--------------------------------------------------------------------------------

 AVERAGE ANNUAL TOTAL RETURNS
 FOR PERIODS ENDING 12/31/2007
 (INCLUDES SALES CHARGES)


                                                                               LIFE OF FUND
                                                          1 YEAR   5 YEARS   (SINCE 04/30/01)
  Class A Return Before Taxes                             -3.80%    15.22%         8.70%
  Class A Return After Taxes on Distributions             -6.90%    13.05%         7.16%
  Class A Return After Taxes on Distributions and Sale
  of Fund Shares                                           0.61%    12.75%         7.18%
  Class B Return Before Taxes                             -3.10%    15.46%         8.84%
  Class C Return Before Taxes                              0.27%    15.72%         8.86%
  Russell 2500 Value Index (reflects no deduction for
  fees, expenses or taxes)                                -7.27%    16.17%        11.12%


INDEX: The Russell 2500 Value Index is an unmanaged index measuring the performance of those Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 2500 Index is an unmanaged index that measures the performance of the 2,500 smallest U.S. companies based on total market capitalization.) You cannot invest directly in an index.


THE HARTFORD MUTUAL FUNDS                                                     17

                                                  THE HARTFORD MIDCAP VALUE FUND

--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                           CLASS A      CLASS B      CLASS C
SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum sales charge (load) imposed on purchases as a
  percentage of offering price                              5.50%         None         None
  Maximum deferred sales charge (load) (as a percentage
  of purchase price or redemption proceeds, whichever is
  less)                                                      None(1)     5.00%        1.00%
  Exchange fees                                              None         None         None
ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)
  Management fees                                           0.85%        0.85%        0.85%
  Distribution and service (12b-1) fees                     0.25%(2)     1.00%        1.00%
  Other expenses(3)                                         0.30%        0.42%        0.27%
  Total annual operating expenses                           1.40%        2.27%        2.12%
  Less: Contractual expense reimbursement(4)                 None        0.17%         None
  Net annual operating expenses(4)                          1.40%        2.10%        2.12%



(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."
(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.
(3) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses restated to reflect current fees.
(4) HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.40%, 2.15% and 2.15%, respectively. In addition, HASCO, the fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2009, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                                    CLASS A    CLASS B    CLASS C
  Year 1                                                       $  685     $  713     $  315
  Year 3                                                       $  969     $  958     $  664
  Year 5                                                       $1,274     $1,329     $1,139
  Year 10                                                      $2,137     $2,252     $2,452


You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                                 CLASS A    CLASS B    CLASS C
  Year 1                                                       $  685     $  213     $  215
  Year 3                                                       $  969     $  658     $  664
  Year 5                                                       $1,274     $1,129     $1,139
  Year 10                                                      $2,137     $2,252     $2,452




18                                                     THE HARTFORD MUTUAL FUNDS

THE HARTFORD SELECT MIDCAP VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Select MidCap Value Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing primarily in value style stocks. Under normal circumstances, at least 80% of the fund's assets are invested in common stocks of mid-capitalization companies. The fund defines mid-capitalization companies as companies with market capitalizations within the collective range of the Russell Midcap and S&P MidCap 400 Indices. As of December 31, 2007, this range was between $446 million to $42 billion. The fund may invest up to 20% of its assets in securities of foreign issuers and non-dollar securities.

Hartford Investment Management uses a quantitative multifactor approach to bottom-up stock selection, utilizing a broad set of individual fundamental stock characteristics to model each stock's relative attractiveness, with a focus on those factors that have been demonstrated historically to drive market returns. These characteristics include factors designed to describe a company's business, its valuation, investors' response to the company and the company's management behavior and earnings quality. The fundamentals used may vary by industry sector. Hartford Investment Management frequently and consistently measures the characteristics of every stock in the eligible universe and incorporates these measurements in a rigorous, repeatable process that considers both volatility and correlations.


--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund invests in mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Equity securities of mid-sized companies may be more risky than those of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. You could lose money as a result of your investment.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Hartford Investment Management's investment strategy will influence performance significantly. If Hartford Investment Management's stock selection strategy doesn't perform as expected, the fund could underperform its peers or lose money. In addition, if Hartford Investment Management incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that the sub-adviser had anticipated.



THE HARTFORD MUTUAL FUNDS                                                     19

                                           THE HARTFORD SELECT MIDCAP VALUE FUND
--------------------------------------------------------------------------------


PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual return shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

Hartford Investment Management became a sub-adviser effective December 2006. Performance represents performance of previous sub-advisers.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)

                                   (BAR CHART)



       17.58%    -9.96%


        2006      2007




 During the periods shown in the bar chart, the highest quarterly return was 8.80% (4th quarter, 2006) and the lowest quarterly return was -10.32% (4th quarter, 2007).



20                                                     THE HARTFORD MUTUAL FUNDS

                                           THE HARTFORD SELECT MIDCAP VALUE FUND
--------------------------------------------------------------------------------


 AVERAGE ANNUAL TOTAL RETURNS
 FOR PERIODS ENDING 12/31/2007
 (INCLUDES SALES CHARGES)


                                                                       LIFE OF FUND
                                                           1 YEAR   (SINCE 04/29/2005)
  Class A Return Before Taxes                             -14.91%          4.67%
  Class A Return After Taxes on Distributions             -17.38%          2.74%
  Class A Return After Taxes on Distributions and Sale
  of Fund Shares                                           -8.88%          3.10%
  Class B Return Before Taxes                             -14.49%          5.18%
  Class C Return Before Taxes                             -11.37%          6.15%
  Russell MidCap Value Index (reflects no deduction for
  fees, expenses or taxes)                                 -1.42%         12.24%


INDEX: The Russell MidCap Value Index is an unmanaged index measuring the performance of the mid-cap value segment of the U.S. equity universe. You cannot invest directly in an index.


THE HARTFORD MUTUAL FUNDS                                                     21

                                           THE HARTFORD SELECT MIDCAP VALUE FUND
--------------------------------------------------------------------------------


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                          CLASS A       CLASS B      CLASS C
SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum sales charge (load) imposed on purchases as a
  percentage of offering price                             5.50%          None         None
  Maximum deferred sales charge (load) (as a percentage
  of purchase price or redemption proceeds, whichever
  is less)                                                  None(1)      5.00%        1.00%
  Exchange fees                                             None          None         None
ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)
  Management fees(2)                                       0.75%         0.75%        0.75%
  Distribution and service (12b-1) fees                    0.25%(3)      1.00%        1.00%
  Other expenses(4)                                        0.47%         0.69%        0.48%
  Total annual operating expenses                          1.47%         2.44%        2.23%
  Less: Contractual expense reimbursement(5)               0.17%         0.61%        0.19%
  Net annual operating expenses(5)                         1.30%         1.83%        2.04%



(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."
(2) Effective December 4, 2006, HIFSCO has permanently reduced its management fee at each breakpoint for this fund.
(3) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.
(4) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses restated to reflect current fees.
(5) HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.30%, 2.05% and 2.05%, respectively. In addition, HASCO, the fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2009, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                                    CLASS A    CLASS B    CLASS C
  Year 1                                                       $  675     $  686     $  307
  Year 3                                                       $  939     $  876     $  640
  Year 5                                                       $1,224     $1,190     $1,098
  Year 10                                                      $2,032     $2,009     $2,369


You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                                 CLASS A    CLASS B    CLASS C
  Year 1                                                       $  675     $  186     $  207
  Year 3                                                       $  939     $  576     $  640
  Year 5                                                       $1,224     $  990     $1,098
  Year 10                                                      $2,032     $2,009     $2,369





22                                                     THE HARTFORD MUTUAL FUNDS

THE HARTFORD SELECT SMALLCAP VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Select SmallCap Value Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing primarily in value style stocks of small capitalization companies. Under normal circumstances, the fund pursues its objective by investing at least 80% of its assets in common stocks of small companies, focusing on those companies whose stock prices are believed to be undervalued. Small companies are those whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Index ($6 billion as of December 31, 2007). This average is updated monthly. In certain unusual circumstances, the fund may be unable to remain invested at this level in securities of companies with the stated market capitalization. The fund's securities selection focuses on companies that are out of favor with markets or have not yet been discovered by the broader investment community. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund employs a "multi-manager" approach whereby portions of the fund's cash flows are allocated among different money managers who adhere to distinct investment styles intended to complement one another. The investment manager to the fund is HIFSCO. As the investment manager, HIFSCO is responsible for the management of the fund and supervision of the fund's investment sub-advisers. HIFSCO has selected three different asset managers for the day-to-day portfolio management of the fund: Kayne Anderson Rudnick Investment Management, LLC, Metropolitan West Capital Management, LLC and SSgA Funds Management, Inc. Each sub-adviser acts independently of the others and uses its own methodology for selecting investments. The fund may trade securities actively.

Kayne Anderson Rudnick Investment Management, LLC's ("KAR") investment philosophy is that strong risk-adjusted returns can be achieved through investment in high quality companies purchased at reasonable prices. KAR utilizes a disciplined, "bottom-up," fundamental approach to identify companies with rising free cash flow, high reinvestment rate, and strong financial characteristics. The major guideline that drives KAR's portfolio construction process is quality. KAR defines quality as a company that has market dominance with sustainable competitive advantages, a strong management team that has a strategic vision and a strong shareholder orientation, financial strength, and consistent growth.

Metropolitan West Capital Management, LLC ("MetWest Capital") believes a team of highly experienced investors who (1) research high-quality businesses from an objective perspective, (2) invest in small cap companies selling below fair value and (3) identify clear catalysts to help realize full value within a defined time frame will produce superior long-term returns with lower-than-market risk. MetWest Capital's approach is driven by fundamental research and utilizes a long-term focus that takes advantage of opportunities presented by short-term anomalies in high-quality businesses. MetWest Capital concentrates on selecting unique individual investments utilizing a low-risk, value-oriented methodology. MetWest Capital requires the existence of one or more factors, or catalysts, that they consider an impetus for change at the companies in which they invest. In other words, MetWest Capital determines why an undervalued security is accorded a discount by other investors and what will change to eliminate that discount over their investment horizon (typically two to three years).

SSgA Funds Management, Inc.'s ("SSgA FM") enhanced small cap value strategy is designed to draw on elements of passive and active investing to create a portfolio with similar characteristics to the Russell 2000 Value Index, but that also has the potential to provide excess returns. SSgA FM adheres to a quantitatively driven investment process through the usage of a multi factor model that assigns a ranking to each stock based on growth, valuation, and sentiment characteristics. The research process seeks to pinpoint stocks that are undervalued by the market, but possess

THE HARTFORD MUTUAL FUNDS                                                     23

                                         THE HARTFORD SELECT SMALLCAP VALUE FUND
--------------------------------------------------------------------------------


superior earnings growth potential. The sentiment component helps determine whether or not it is a good time to purchase or hold a security based on the conviction of the marketplace. Risk controls seek to ensure that the strategy does not have a style or size bias relative to the Russell 2000 Value Index.

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund invests in small companies, its performance may be more volatile than that of a fund that invests primarily in large companies. Equity securities of small companies may be more risky than equity securities of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks. Small company equity securities as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of equity securities. Such equity securities may also pose greater liquidity risks. Additionally, overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value. You could lose money as a result of your investment.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

The sub-advisers' investment strategies will influence performance significantly. If a sub-adviser's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

The investment styles employed by the fund's sub-advisers may not be complementary. The interplay of the various strategies employed by the fund's multiple sub-advisers may result in the fund focusing on certain types of securities. This focus may be beneficial or detrimental to the fund's performance depending upon the performance of those securities and the overall economic environment. The multiple sub-adviser approach could result in a high level of portfolio turnover, resulting in higher fund brokerage expenses and increased tax liability from the fund's realization of capital gains.

The fund's investments are often focused in a small number of business sectors, which may pose greater liquidity risk and increases the risk of the fund should adverse economic developments occur in one of those sectors. In addition, the fund may invest in certain securities with unique risks, such as special situations. Special situations are companies about to undergo a structural, financial or management change, which may significantly affect the value of their securities.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.



24                                                     THE HARTFORD MUTUAL FUNDS

                                         THE HARTFORD SELECT SMALLCAP VALUE FUND
--------------------------------------------------------------------------------


PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows the fund's total return for the first full calendar year of the fund's operation, while the table shows how the fund's performance for the same time period and since inception compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
FOR CALENDAR YEAR 2007
(EXCLUDES SALES CHARGES)

                                   (BAR CHART)



       -4.72%


        2007




 During the period shown in the bar chart, the highest quarterly return was 3.73% (1st quarter, 2007) and the lowest quarterly return was -7.67% (4th quarter, 2007).



THE HARTFORD MUTUAL FUNDS                                                     25

                                         THE HARTFORD SELECT SMALLCAP VALUE FUND
--------------------------------------------------------------------------------


 AVERAGE ANNUAL TOTAL RETURNS
 FOR PERIODS ENDING 12/31/2007
 (INCLUDES SALES CHARGES)


                                                                        LIFE OF FUND
                                                             1 YEAR   (SINCE 07/31/06)
  Class A Return Before Taxes                                -9.96%         1.17%
  Class A Return After Taxes on Distributions               -12.15%        -0.61%
  Class A Return After Taxes on Distributions and Sale of
  Fund Shares                                                -6.32%         0.06%
  Class B Return Before Taxes                               -10.11%         1.56%
  Class C Return Before Taxes                                -6.50%         4.39%
  Russell 2000 Value Index                                   -9.78%         1.62%


INDEX: The Russell 2000 Value Index is a broad-based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange. American Stock Exchange and Nasdaq. You cannot invest directly in an index.


26                                                     THE HARTFORD MUTUAL FUNDS

                                         THE HARTFORD SELECT SMALLCAP VALUE FUND
--------------------------------------------------------------------------------


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                          CLASS A       CLASS B      CLASS C
SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum sales charge (load) imposed on purchases as a
  percentage of offering price                             5.50%          None         None
  Maximum deferred sales charge (load) (as a percentage
  of purchase price or redemption proceeds, whichever
  is less)                                                  None(1)      5.00%        1.00%
  Exchange fees                                             None          None         None
ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)
  Management fees                                          1.00%         1.00%        1.00%
  Distribution and service (12b-1) fees                    0.25%(2)      1.00%        1.00%
  Other expenses(3)                                        0.17%         0.49%        0.50%
  Total annual operating expenses                          1.42%         2.49%        2.50%
  Less: Contractual expense reimbursement(4)                None         0.19%        0.20%
  Net annual operating expenses(4)                         1.42%         2.30%        2.30%



(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."
(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.
(3) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses restated to reflect current fees.
(4) HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.60%, 2.35% and 2.35%, respectively. In addition, HASCO, the fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2009, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                                    CLASS A    CLASS B    CLASS C
  Year 1                                                       $  687     $  733     $  333
  Year 3                                                       $  975     $1,018     $  718
  Year 5                                                       $1,284     $1,430     $1,230
  Year 10                                                      $2,158     $2,415     $2,636


You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                                 CLASS A    CLASS B    CLASS C
  Year 1                                                       $  687     $  233     $  233
  Year 3                                                       $  975     $  718     $  718
  Year 5                                                       $1,284     $1,230     $1,230
  Year 10                                                      $2,158     $2,415     $2,636




THE HARTFORD MUTUAL FUNDS                                                     27

THE HARTFORD VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL.  The Hartford Value Fund seeks long-term total return.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of companies with market capitalizations above $2 billion. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

The fund employs what is often called a "bottom-up" approach, which is the use of fundamental analysis to select specific securities from a variety of industries. The approach focuses on companies with market capitalizations generally above $2 billion that have below-average estimated price-to-earnings ratios. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. The typical purchase candidate may be characterized as an overlooked or misunderstood company with sound fundamentals. Holdings are frequently in viable, growing businesses with solid financial strength in industries that are temporarily out of favor and under-researched by institutions. Purchase candidates provide the potential for above-average total returns and sell at below-average estimated price-to-earnings multiples. Portfolio construction is driven primarily by security selection. Limited consideration is given to economic analysis in establishing sector and industry weightings.

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment. The fund's focus on companies with market capitalizations above $2 billion significantly influences its performance. Stocks of companies with such market capitalizations as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on smaller capitalization stocks.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.



28                                                     THE HARTFORD MUTUAL FUNDS

                                                         THE HARTFORD VALUE FUND
--------------------------------------------------------------------------------


PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual return shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)

                                   (BAR CHART)



       -23.16%   27.85%     9.86%     7.51%    20.95%     8.14%


        2002      2003      2004      2005      2006      2007




 During the periods shown in the bar chart, the highest quarterly return was 16.34% (2nd quarter, 2003) and the lowest quarterly return was -19.93% (3rd quarter, 2002).



THE HARTFORD MUTUAL FUNDS                                                     29

                                                         THE HARTFORD VALUE FUND
--------------------------------------------------------------------------------


 AVERAGE ANNUAL TOTAL RETURNS
 FOR PERIODS ENDING 12/31/2007
 (INCLUDES SALES CHARGES)


                                                                              LIFE OF FUND
                                                       1 YEAR    5 YEARS    (SINCE 04/30/01)
  Class A Return Before Taxes                           2.19%     13.29%          5.33%
  Class A Return After Taxes on Distributions           0.70%     12.64%          4.80%
  Class A Return After Taxes on Distributions and
  Sale of Fund Shares                                   1.89%     11.42%          4.40%
  Class B Return Before Taxes                           2.20%     13.48%          5.43%
  Class C Return Before Taxes                           6.30%     13.71%          5.44%
  Russell 1000 Value Index (reflects no deduction
  for fees, expenses or taxes)                         -0.17%     14.63%          7.29%



INDEX: The Russell 1000 Value Index is an unmanaged index measuring the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest U.S. companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies, based on total market capitalizations.) You cannot invest directly in an index.


30                                                     THE HARTFORD MUTUAL FUNDS

                                                         THE HARTFORD VALUE FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                            CLASS A     CLASS B     CLASS C
SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum sales charge (load) imposed on purchases as a
  percentage of offering price                               5.50%        None        None
  Maximum deferred sales charge (load) (as a percentage
  of purchase price or redemption proceeds, whichever is
  less)                                                       None(1)    5.00%       1.00%
  Exchange fees                                               None        None        None
ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)
  Management fees                                            0.80%       0.80%       0.80%
  Distribution and service (12b-1) fees                      0.25%(2)    1.00%       1.00%
  Other expenses(3)                                          0.26%       0.43%       0.28%
  Total annual operating expenses                            1.31%       2.23%       2.08%
  Less: Contractual expense reimbursement(4)                  None       0.13%        None
  Net annual operating expenses(4)                           1.31%       2.10%       2.08%



(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."
(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.
(3) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses restated to reflect current fees.
(4) HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.40%, 2.15% and 2.15%, respectively. In addition, HASCO, the fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2009, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                                  CLASS A     CLASS B     CLASS C
  Year 1                                                     $  676      $  713      $  311
  Year 3                                                     $  942      $  958      $  652
  Year 5                                                     $1,229      $1,329      $1,119
  Year 10                                                    $2,042      $2,229      $2,410


You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                               CLASS A     CLASS B     CLASS C
  Year 1                                                     $  676      $  213      $  211
  Year 3                                                     $  942      $  658      $  652
  Year 5                                                     $1,229      $1,129      $1,119
  Year 10                                                    $2,042      $2,229      $2,410




THE HARTFORD MUTUAL FUNDS                                                     31

THE HARTFORD VALUE OPPORTUNITIES FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Value Opportunities Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests primarily in equity securities of companies covering a broad range of industries and market capitalizations, focusing on securities that Wellington Management believes are undervalued and have the potential for appreciation. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund's investment strategy employs a contrarian approach to stock selection, favoring securities that appear to be undervalued in the marketplace. The approach uses extensive research to identify stocks of companies whose fundamentals are not adequately reflected in the market price of their securities. Valuation techniques are a key component of the fund's investment approach. A stock is evaluated on three primary criteria: its price-to-earnings ratio, the issuer's earnings power, and growth potential. Stocks are selected whose issuers, in Wellington Management's opinion, have the most compelling blend of the following attributes:

  -  attractive valuation,

  -  a strong management team, and

  -  strong industry position.

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund invests in small, medium and large companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Stocks of small or mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated setbacks. You could lose money as a result of your investment.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.



32                                                     THE HARTFORD MUTUAL FUNDS

                                           THE HARTFORD VALUE OPPORTUNITIES FUND
--------------------------------------------------------------------------------


PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures in the table do. If sales charges were reflected in the bar chart, returns would have been lower. Because Class A, B and C shares were not offered prior to February 19, 2002, performance history prior to that time is based upon that of the fund's Class L, M and N shares (Class L is not offered in this prospectus. Class M and N are no longer offered.), respectively. Returns in the table have been adjusted to reflect the sales charge structure of the Class A, B and C shares. Returns for the fund's Class A, B and C shares would have been substantially similar to those of the fund's Class L, M and N shares because all of the fund's shares are invested in the same portfolio of securities, and would have differed only to the extent that the classes do not have the same expenses. Because expenses for the Class A, B and C are higher than for the Class L, M and N shares, respectively, Class A, B and C share returns would have been lower for the periods presented in the bar chart and table.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser. Returns in the bar chart and table after February 19, 2002 would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR(1)
(EXCLUDES SALES CHARGES)

                                   (BAR CHART)



        8.38%     8.84%    18.84%    -3.99%    -25.57%   40.85%    17.90%     7.51%    17.75%    -6.85%


        1998      1999      2000      2001      2002      2003      2004      2005      2006      2007




 During the periods shown in the bar chart, the highest quarterly return was 21.74% (2nd quarter, 2003) and the lowest quarterly return was -18.38% (3rd quarter, 2001).


 (1) Class A shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund's Class L shares, which have different operating expenses.



THE HARTFORD MUTUAL FUNDS                                                     33

                                           THE HARTFORD VALUE OPPORTUNITIES FUND
--------------------------------------------------------------------------------


 AVERAGE ANNUAL TOTAL RETURNS
 FOR PERIODS ENDING 12/31/2007
 (INCLUDES SALES CHARGES)


                                                             1 YEAR    5 YEARS    10 YEARS
  Class A Return Before Taxes(1)                            -11.97%     13.09%      6.36%
  Class A Return After Taxes on Distributions(1)            -14.72%     11.80%      4.68%
  Class A Return After Taxes on Distributions and Sale of
  Fund Shares(1)                                             -5.58%     11.15%      4.73%
  Class B Return Before Taxes(1)                            -11.39%     13.32%      6.19%
  Class C Return Before Taxes(1)                             -8.32%     13.54%      6.18%
  Russell 3000 Value Index (reflects no deduction for
  fees, expenses or taxes)                                   -1.01%     14.69%      7.73%
  Russell 1000 Value Index (reflects no deduction for
  fees, expenses or taxes)                                   -0.17%     14.63%      7.68%



INDICES: The Russell 3000 Value Index is an unmanaged index measuring the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) You cannot invest directly in an index.

The Russell 1000 Value Index is a market cap weighted measure of the performance of the 1,000 largest value-oriented companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. Value is defined as companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

(1) Class A, B and C shares commenced operations on February 19, 2002. Class A, B and C share performance prior to February 19, 2002 reflects Class L, M and N share performance and operating expenses less Class A, B or C share sales charges, respectively.


34                                                     THE HARTFORD MUTUAL FUNDS

                                           THE HARTFORD VALUE OPPORTUNITIES FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                            CLASS A     CLASS B     CLASS C
SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum sales charge (load) imposed on purchases as a
  percentage of offering price                               5.50%        None        None
  Maximum deferred sales charge (load) (as a percentage
  of purchase price or redemption proceeds, whichever is
  less)                                                       None(1)    5.00%       1.00%
  Exchange fees                                               None        None        None
ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)
  Management fees(2)                                         0.84%       0.84%       0.84%
  Distribution and service (12b-1) fees                      0.25%(3)    1.00%       1.00%
  Other expenses(4)                                          0.36%       0.56%       0.33%
  Total annual operating expenses                            1.45%       2.40%       2.17%
  Less: Contractual expense reimbursement(5)                 0.05%       0.38%       0.02%
  Net annual operating expenses(5)                           1.40%       2.02%       2.15%



(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."
(2) Effective November 1, 2007, HIFSCO has permanently reduced its management fee at the first breakpoint for this fund.
(3) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.
(4) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses restated to reflect current fees.
(5) HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.40%, 2.15% and 2.15%, respectively. In addition, HASCO, the fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2009, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                                  CLASS A     CLASS B     CLASS C
  Year 1                                                     $  685      $  705      $  318
  Year 3                                                     $  969      $  934      $  673
  Year 5                                                     $1,274      $1,288      $1,154
  Year 10                                                    $2,137      $2,189      $2,483


You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                               CLASS A     CLASS B     CLASS C
  Year 1                                                     $  685      $  205      $  218
  Year 3                                                     $  969      $  634      $  673
  Year 5                                                     $1,274      $1,088      $1,154
  Year 10                                                    $2,137      $2,189      $2,483





THE HARTFORD MUTUAL FUNDS                                                     35

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

 INVESTMENT RISKS GENERALLY

Many factors affect each fund's performance. There is no assurance that a fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a fund.

The different types of securities, investments, and investment techniques used by each fund all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation, and an investment in any stock is subject to, among other risks, the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). All funds may invest in equity securities as part of their principal investment strategy. With respect to debt securities, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. As described below, an investment in certain of the funds entails special additional risks.

 USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES

From time to time, as part of its principal investment strategy, each fund may invest some or all of its assets in cash or high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, the fund may lose the benefit of market upswings and limit its ability to meet its investment objective.

 USE OF OPTIONS, FUTURES AND
 OTHER DERIVATIVES

Each fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. These techniques permit a fund to gain exposure to a particular security, group of securities, interest rate, foreign currency or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.

These techniques are also used to seek to manage risk by hedging a fund's portfolio investments. Hedging techniques may not always be available to the funds and it may not always be feasible for a fund to use hedging techniques even when they are available. Also, even if used, hedging techniques may not be successful.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, a fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way a fund's manager expected. As a result, the use of these techniques may result in losses to a fund or increase volatility in a fund's performance. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed (i.e., they result in leverage). Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect.

 FOREIGN INVESTMENTS

The funds may invest in securities and loans of foreign issuers and borrowers and non-dollar

36                                                     THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------
securities and loans as part of their principal investment strategy.

Investments in the securities of foreign issuers, loans of foreign borrowers and non-dollar securities and loans involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or loans or securities or loans of domestic issuers or borrowers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities or loan markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets), and securities of some foreign issuers and loans of foreign borrowers may be less liquid than securities or loans of comparable domestic issuers or borrowers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities or loan transactions, thus making it difficult to execute such transactions. The inability of a fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio loans or securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers and borrowers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer or foreign borrower than about a domestic one. In addition, there may be less government regulation of stock exchanges, brokers, and listed and unlisted issuers and borrowers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of a fund, or political or social instability or diplomatic developments that could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

 INVESTMENTS IN EMERGING MARKETS

Balanced Income Fund may invest in emerging markets as part of its principal investment strategy. All other funds may invest in emerging markets, but not as a part of their principal investment strategy.

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are generally less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. The funds may also utilize derivative instruments, such as equity linked securities, to gain exposure to certain emerging markets, but not as a principal investment strategy. These risks are not normally associated with investments in more developed countries.


THE HARTFORD MUTUAL FUNDS                                                     37

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------


 SMALL CAPITALIZATION COMPANIES

Select SmallCap Value Fund and Value Opportunities Fund may invest in securities of small capitalization companies as part of their principal investment strategy. Dividend and Growth Fund, Equity Income Fund, MidCap Value Fund and Value Fund may invest in securities of such companies, but not as a principal investment strategy.

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

 OTHER INVESTMENT COMPANIES

Each fund may invest in securities of other investment companies, including exchange traded funds (ETFs), subject to statutory limitations prescribed by the Investment Company Act of 1940, as amended. These limitations include in certain circumstances a prohibition on the fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a fund's total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs' shares beyond these statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the ETFs and the investing funds. A fund may rely on these exemptive orders to invest in unaffiliated ETFs.

Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and a fund could lose money investing in an ETF. In addition, as with traditional mutual funds, ETFs charge asset-based fees. The funds will indirectly pay a proportional share of the asset-based fees of the ETFs in which the funds invest. Moreover, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of the ETF's shares may trade at a premium or a discount to their NAV; (ii) an active trading market for an ETF's shares may not develop or be maintained; and (iii) there is no assurance that the requirements of the exchange necessary to maintain the listing of an ETF will continue to be met or remain unchanged.

 RISKS OF ILLIQUID SECURITIES

Each fund may invest up to 15% of its net assets in illiquid securities which cannot be disposed of in seven days in the ordinary course of business at fair value.

Securities purchased by a fund, particularly debt securities and over-the-counter traded securities, that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events,

38                                                     THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------


economic conditions or investor perceptions. Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy, or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to over-the-counter traded securities, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase the securities.

If one or more instruments in a fund's portfolio become illiquid, the fund may exceed its 15 percent limitation in illiquid instruments. In the event that changes in the portfolio or other external events cause the investments in illiquid instruments to exceed 15 percent of a fund's net assets, the fund must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable. This requirement would not force a fund to liquidate any portfolio instrument where the fund would suffer a loss on the sale of that instrument. In cases where no clear indication of the value of a fund's portfolio instruments is available, the portfolio instruments will be valued at their fair value according to the valuation procedures approved by the Boards of Directors. These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity. The value of illiquid securities may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists, and thus negatively affect a fund's NAV. For more information on fair valuation, please see "Transaction Policies -- Valuation of Shares"

 ABOUT EACH FUND'S INVESTMENT GOAL

Each fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. A fund may not be able to achieve its goal. The funds' prospectus will be updated prior to any change in a fund's investment goal (or objective).

 CONSEQUENCES OF PORTFOLIO TRADING PRACTICES

Select SmallCap Value Fund may have a relatively high portfolio turnover.

The other funds may also, at times, engage in short-term trading. Short-term trading could produce higher brokerage expenses for a fund and higher taxable distributions to the fund's shareholders and therefore could adversely affect the fund's performance. The funds are not managed to achieve a particular tax result for shareholders. Shareholders should consult their own tax adviser for individual tax advice.

 TERMS USED IN THIS PROSPECTUS

Equity securities: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

Foreign issuers and foreign borrowers: Foreign issuers and foreign borrowers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers or borrowers if the issuer's or borrower's economic fortunes and risks are primarily linked with U.S. markets.

Non-dollar securities and loans: Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

 INVESTMENT POLICIES

Equity Income Fund, MidCap Value Fund, Select MidCap Value Fund and Select SmallCap Value

THE HARTFORD MUTUAL FUNDS                                                     39

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------
Fund have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, each of these funds has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets in investments of the type suggested by its name, as set forth in the fund's Principal Investment Strategy section. This requirement is applied at the time a fund invests its assets. If, subsequent to an investment by a fund, this requirement is no longer met, due to changes in the value or capitalization of portfolio assets, or otherwise, the fund's future investments will be made in a manner that will bring the fund into compliance with this requirement. For purposes of this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. A fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" one, which means that it may be changed without the vote of a majority of the fund's outstanding shares as defined in the 1940 Act. The name of each of these funds may be changed at any time by a vote of the fund's Board of Directors. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by a fund of its 80% investment policy covered by Rule 35d-1.

 ADDITIONAL INVESTMENT STRATEGIES AND RISKS

Each fund may invest in various securities and engage in various investment techniques that are not the principal focus of the fund and, therefore, are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the funds' Combined Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the funds (see back cover for address, phone number and website address).

 DISCLOSURE OF PORTFOLIO HOLDINGS

The funds will disclose their complete calendar month-end portfolio holdings on the funds' website at www.hartfordinvestor.com no earlier than 30 calendar days after the end of each month. The funds also will disclose on the funds' website no earlier than 15 days after the end of each month each fund's largest ten holdings. A description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is available in the funds' SAI.



40                                                     THE HARTFORD MUTUAL FUNDS

                                                         MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

 THE INVESTMENT MANAGER
HIFSCO is the investment manager to each fund. HIFSCO is a wholly-owned, indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $426.7 billion in assets as of December 31, 2007. At the same time, HIFSCO had over $53.3 billion in assets under management. HIFSCO is responsible for the management of each fund and supervises the activities of the investment sub-advisers described below. HIFSCO is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

The funds rely on an exemptive order from the Securities and Exchange Commission under which they use a "Manager of Managers" structure. HIFSCO has responsibility, subject to oversight by the Board of Directors, to oversee the sub-advisers and recommend their hiring, termination and replacement. The exemptive order permits HIFSCO to appoint a new sub-adviser not affiliated with HIFSCO, with the approval of the Board of Directors and without obtaining approval from those shareholders that participate in the applicable fund. Within 90 days after hiring any new sub-adviser, affected shareholders will receive information about the new sub-advisory relationship.

 THE INVESTMENT SUB-ADVISERS
Wellington Management Company, LLP ("Wellington Management") is the investment sub-adviser to the Balanced Income Fund, Dividend and Growth Fund, Equity Income Fund, MidCap Value Fund, Value Fund and Value Opportunities Fund. Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2007, Wellington Management had investment management authority with respect to approximately $588 billion in assets.

Hartford Investment Management Company ("Hartford Investment Management") is the investment sub-adviser to the Select MidCap Value Fund. Hartford Investment Management is a professional money management firm that provides services to investment companies, employee benefit plans, its affiliated insurance companies and other institutional accounts. Hartford Investment Management is a wholly-owned subsidiary of The Hartford. As of December 31, 2007, Hartford Investment Management had investment management authority over approximately $148.7 billion in assets. Hartford Investment Management is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.

Kayne Anderson Rudnick Investment Management, LLC ("KAR") is an investment sub-advisor to the Select SmallCap Value Fund. KAR is a registered investment adviser based in Los Angeles, California. The firm manages a range of portfolios for its clients using a common disciplined, high-quality investment philosophy. As of December 31, 2007, KAR had approximately $5.4 billion in assets under management. KAR is principally located at 1800 Avenue of the Stars, Los Angeles, California 90067.

Metropolitan West Capital Management, LLC ("MetWest Capital") is an investment sub-advisor to the Select SmallCap Value Fund. MetWest Capital oversees and manages investment portfolios for institutional and individual clients throughout the United States and abroad. MetWest Capital specializes in large cap and small cap value equity, international core value equity and balanced portfolios. As of December 31, 2007, MetWest Capital had investment management authority over approximately $9.9 billion in assets under management. MetWest Capital is principally located at 610 Newport Center Drive, Suite 1000, Newport Beach, California 92660.


THE HARTFORD MUTUAL FUNDS                                                     41

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

SSgA Funds Management, Inc. ("SSgA FM") is an investment sub-adviser to the Select SmallCap Value Fund. SSgA FM is registered with the Securities and Exchange Commission as an investment advisor under the Investment Advisers Act of 1940 and is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. SSgA FM and other advisory affiliates of State Street make up State Street Global Advisors ("SSgA"), the investment management arm of State Street Corporation. SSgA provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East. As of December 31, 2007, SSgA FM managed approximately $144.1 billion in assets, and State Street Global Advisors managed approximately $1.9 trillion in assets. SSgA FM is principally located at State Street Financial Center, One Lincoln Street, Boston, MA 02111-2900.

 SOFT DOLLAR PRACTICES

The sub-advisers are responsible for the day-to-day portfolio management activities of the funds they sub-advise, including effecting securities transactions. To the extent consistent with Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), the sub-advisers, including Hartford Investment Management, may obtain "soft dollar" benefits in connection with the execution of transactions for the funds. Each sub-adviser may cause a fund to pay a broker-dealer an amount in excess of the amount that another broker-dealer would have charged for the same transaction, in exchange for "brokerage and research services" (as defined in the 1934 Act). Neither the management fees nor the sub-advisory fees are reduced because the sub-advisers receive these products and services. These products and services may be of value to the sub-advisers in advising their clients (including the funds), although not all of these products and services are necessarily useful and of value in managing the funds. These products and services may include research reports, access to management personnel, financial newsletters and trade journals, seminar and conference fees, quantitative analytical software, data services, communication services relating to (or incidental to) the execution, clearing and settlement of securities transactions, post-trade services relating to functions incidental to trade execution, and other products and services that are permitted under
Section 28(e), as interpreted by the SEC from time to time. In certain instances, these products and services may have additional uses that are not related to brokerage or research. For such "mixed use" items, in accordance with SEC guidance, the sub-adviser will make a reasonable allocation of the cost of the item according to its expected use, and will pay for that portion of the item that does not have a brokerage or research-related component out of its own pocket.

 MANAGEMENT FEES

Each fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund's average daily net asset value as follows:

SELECT SMALLCAP VALUE FUND

AVERAGE DAILY NET ASSETS             ANNUAL RATE
------------------------             -----------
First $500 million                      1.00%
Next $500 million                       0.95%
Amount Over $1 billion                  0.90%


VALUE OPPORTUNITIES FUND

AVERAGE DAILY NET ASSETS             ANNUAL RATE
------------------------             -----------
First $100 million                      0.90%
Next $150 million                       0.80%
Amount Over $250 million                0.70%


MIDCAP VALUE FUND

AVERAGE DAILY NET ASSETS             ANNUAL RATE
------------------------             -----------
First $500 million                      0.85%
Next $500 million                       0.75%
Amount Over $1 billion                  0.70%




42                                                     THE HARTFORD MUTUAL FUNDS

                                                         MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

VALUE FUND

AVERAGE DAILY NET ASSETS             ANNUAL RATE
------------------------             -----------
First $500 million                      0.80%
Next $500 million                       0.70%
Amount Over $1 billion                  0.65%


EQUITY INCOME FUND(1) AND SELECT MIDCAP VALUE FUND

AVERAGE DAILY NET ASSETS             ANNUAL RATE
------------------------             -----------
First $500 million                      0.75%
Next $500 million                       0.70%
Amount Over $1 billion                  0.65%



(1) Effective November 1, 2007, HIFSCO has voluntarily agreed to waive 0.05% of the management fees until October 31, 2008.

DIVIDEND AND GROWTH FUND

AVERAGE DAILY NET ASSETS             ANNUAL RATE
------------------------             -----------
First $500 million                      0.75%
Next $500 million                       0.65%
Amount Over $1 billion                  0.60%


BALANCED INCOME FUND

AVERAGE DAILY NET ASSETS             ANNUAL RATE
------------------------             -----------
First $250 million                      0.725%
Next $250 million                       0.700%
Next $500 million                       0.675%
Amount Over $1 billion                  0.650%


For each fund's fiscal year ended October 31, 2007, the investment management fees paid to HIFSCO, expressed as a percentage of average net assets, were as follows:

                                    MANAGEMENT
FUND                                   FEES
----                                ----------

The Hartford Balanced Income Fund      0.73%
The Hartford Dividend and Growth
  Fund                                 0.63%
The Hartford Equity Income Fund        0.76%
The Hartford MidCap Value Fund         0.85%
The Hartford Select MidCap Value
  Fund                                 0.77%
The Hartford Select SmallCap Value
  Fund                                 1.00%
The Hartford Value Fund                0.80%
The Hartford Value Opportunities
  Fund                                 0.88%


A discussion regarding the basis for the Boards of Directors' approval of the investment management and investment sub-advisory agreements of the funds is available in the funds' annual report to shareholders covering the fiscal year ended October 31, 2007.

 PORTFOLIO MANAGERS OF THE FUNDS


The following persons or teams have had primary responsibility for the day-to-day management of each indicated fund's portfolio since the date stated below. The funds' SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the funds.

BALANCED INCOME FUND Lucius T. Hill, III, Senior Vice President and Fixed Income Portfolio Manager of Wellington Management, has served as portfolio manager for the fixed income portion of the fund since its inception in 2006 and for clients of the firm for at least the past five years. Mr. Hill joined Wellington Management as an investment professional in 1993.

Scott I. St. John, CFA, Vice President and Fixed Income Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fixed income portion of the fund since its inception in 2006 and for clients of the firm for the past five years. Mr. St. John joined Wellington Management as an investment professional in 2003.

John R. Ryan, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the equity portion of the fund since its inception in 2006 and for clients of the firm for at least the

THE HARTFORD MUTUAL FUNDS                                                     43

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------


past five years. Mr. Ryan joined Wellington Management as an investment professional in 1981.

W. Michael Reckmeyer, III, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has served as a portfolio manager for the equity portion of the fund since October 2007 and for clients of the firm for at least the past five years. Mr. Reckmeyer joined Wellington Management as an investment professional in 1994.

Karen H. Grimes, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the equity portion of the fund since October 2007 and for clients of the firm for at least the past five years. Ms. Grimes joined Wellington Management as an investment professional in 1995.

Ian R. Link, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the equity portion of the fund since October 2007 and for clients of the firm for the past two years. Mr. Link joined Wellington Management as an investment professional in 2006. Prior to joining Wellington Management, Mr. Link was an investment professional with Deutsche Asset Management from 2004 to 2006. Prior to that, Mr. Link was an investment professional with Franklin Templeton from 1989 to 2003.

It is anticipated that after June 30, 2008, John R. Ryan will no longer manage assets for the fund, It is expected that Mr. Reckmeyer will succeed Mr. Ryan as portfolio manager of the equity portion of the fund.

DIVIDEND AND GROWTH FUND Edward P. Bousa, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, served as co-manager for the fund from July, 2001 through September, 2001 and as portfolio manager for the fund since October, 2001. Mr. Bousa joined Wellington Management as an investment professional in 2000.

EQUITY INCOME FUND John R. Ryan, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as a portfolio manager for the fund since its inception in 2003. Mr. Ryan joined Wellington Management as an investment professional in 1981.

W. Michael Reckmeyer, III, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has served as a portfolio manager for the fund since October 2007 and for clients of the firm for at least the past five years. Mr. Reckmeyer joined Wellington Management as an investment professional in 1994.

Karen H. Grimes, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since October 2007 and for clients of the firm for at least the past five years. Ms. Grimes joined Wellington Management as an investment professional in 1995.

Ian R. Link, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since October 2007 and for clients of the firm for the past two years. Mr. Link joined Wellington Management as an investment professional in 2006. Prior to joining Wellington Management, Mr. Link was an investment professional with Deutsche Asset Management from 2004 to 2006. Prior to that, Mr. Link was an investment professional with Franklin/Templeton from 1989 to 2003.

It is anticipated that after June 30, 2008, John R. Ryan will no longer manage assets for the fund. It is expected that Mr. Reckmeyer will succeed Mr. Ryan as portfolio manager for the fund.

MIDCAP VALUE FUND James N. Mordy, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the fund since its inception in 2001. Mr. Mordy joined Wellington Management as an investment professional in 1985.


44                                                     THE HARTFORD MUTUAL FUNDS

                                                         MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------
SELECT MIDCAP VALUE FUND Hugh Whelan, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since December 2006. Mr. Whelan, an investment professional since 1990, joined Hartford Investment Management in 2005. Mr. Whelan was the head of Quantitative Equities at ING from 2001 until joining Hartford Investment Management.

SELECT SMALLCAP VALUE FUND The fund employs a "multi-manager" approach whereby portions of the fund's cash flows are allocated among different money managers.

Kayne Anderson Rudnick Investment Management, LLC The portion of the fund allocated to KAR is co-managed by Robert A. Schwarzkopf and Sandi L. Gleason.

Robert A. Schwarzkopf, Chief Investment Officer and Portfolio Manager of KAR, has served as a co-portfolio manager of the fund since its inception (2006). Mr. Schwarzkopf joined KAR in 1991 and has been involved in the management of other small- and mid-cap strategies for the firm since that time.

Sandi L. Gleason, Portfolio Manager of KAR, has served as a co-portfolio manager of the fund since its inception (2006). Ms. Gleason joined KAR in 1993 and has been involved in the management of other small- and mid-cap strategies for the firm since 1998.

Metropolitan West Capital Management, LLC The portion of the fund allocated to MetWest Capital is managed by Gary W. Lisenbee and Samir Sikka.

Gary W. Lisenbee, President of MetWest Capital, has served as portfolio manager of the fund since its inception (2006). Mr. Lisenbee co-founded MetWest Capital in 1997 and has served as President of the firm since that time. Mr. Lisenbee has been an investment professional involved in portfolio management and research analysis since 1973.

Samir Sikka has served as lead strategist for the fund since February 2007 and as a research analyst for the fund since July 2006. Mr. Sikka has been an investment professional involved in portfolio management and research analysis since 1997.

SSgA Funds Management, Inc. The portion of the fund allocated to SSgA FM is co-managed by Ric Thomas and Chuck Martin.

Ric Thomas, Principal of SSgA FM and Department Head of the U.S. Enhanced Equity group, has served as a co-portfolio manager of the fund since its inception
(2006). Prior to joining SSgA in 1998, Mr. Thomas was a quantitative analyst on the portfolio construction team at Putnam Investments. Mr. Thomas has been working in the investment management field since 1990.

Chuck Martin, Principal of SSgA FM and a portfolio manager in the Global Enhanced Equity group, has served as a co-portfolio manager of the fund since its inception (2006). Prior to joining SSgA in 2001, Mr. Martin was an Equity Analyst at SunTrust Equitable Securities (1999-2001). Mr. Martin has been working in the investment industry since 1993.

VALUE FUND John R. Ryan, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as a portfolio manager for the fund since its inception in 2001. Mr. Ryan joined Wellington Management as an investment professional in 1981.

Karen H. Grimes, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has served as a portfolio manager for the fund since October 2007 and for clients of the firm for at least the past five years. Ms. Grimes joined Wellington Management as an investment professional in 1995.

W. Michael Reckmeyer, III, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since October 2007 and for clients of the firm for at least the past five years. Mr. Reckmeyer joined Wellington Management as an investment professional in 1994.

Ian R. Link, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has

THE HARTFORD MUTUAL FUNDS                                                     45

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------


been involved in portfolio management and securities analysis for the fund since October 2007 and for clients of the firm for the past two years. Mr. Link joined Wellington Management as an investment professional in 2006. Prior to joining Wellington Management, Mr. Link was an investment professional with Deutsche Asset Management from 2004 to 2006. Prior to that, Mr. Link was an investment professional with Franklin/Templeton from 1989 to 2003.

It is anticipated that after June 30, 2008, John R. Ryan will no longer manage assets for the fund. It is expected that Ms. Grimes will succeed Mr. Ryan as portfolio manager for the fund.

VALUE OPPORTUNITIES FUND This fund has been managed by a team specializing in all-cap value investing since 2001. Effective April 1, 2007, David W. Palmer and David R. Fassnacht manage the fund based upon industry sectors which may vary from time to time. James N. Mordy contributes investment ideas across all sectors. Allocations among various sectors are made collectively by the team.

David R. Fassnacht, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since its inception in 2001. Mr. Fassnacht joined Wellington Management as an investment professional in 1991.

James N. Mordy, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since its inception in 2001. Mr. Mordy joined Wellington Management as an investment professional in 1985.

David W. Palmer, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2003. Mr. Palmer joined Wellington Management as an investment professional in 1998.




46                                                     THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

 CHOOSING A SHARE CLASS

Each share class has its own cost structure, allowing you to choose the one that best meets your needs. Certain funds also offer Class I, Class L, Class R3, Class R4, Class R5 and Class Y shares to certain qualified investors pursuant to separate prospectuses describing those classes. Effective July 1, 2007, Class A shares and Class B shares will no longer be available to employer-sponsored retirement plans unless those plans had included (or were offered) those funds on or before June 30, 2007. This does not apply to individual retirement accounts (SAR-SEP, ROTH, SEP, SIMPLE, Traditional). Your financial representative can help you decide. For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Each class has adopted a Rule 12b-1 plan which allows the class to pay distribution fees for the sale and distribution of its shares and for providing services to shareholders. Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Purchases of Class B shares are subject to a total account value limitation at the time of purchase of $99,999, and purchases of Class C shares are subject to a total account value limitation at the time of purchase of $999,999. If your existing accounts for all share classes held with the Distributor (except Class R3, R4 and R5) have a total value equal to $99,999 for Class B share purchases or $999,999 for Class C share purchases, you will not be able to purchase Class B or Class C shares, as applicable. For the purpose of determining your total account value, existing accounts for all share classes held with the Distributor (except Class R3, R4 and R5) that are linked under a LOI or ROA will be included. Dealers and other financial intermediaries purchasing shares for their customers in omnibus accounts are responsible for compliance with these limits.

 CLASS A

- Front-end sales charges, as described under the subheading "How Sales Charges are Calculated".

- Distribution and service (12b-1) fees of 0.25%.(1)

(1) The Rule 12b-1 plan applicable to Class A shares of each fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors of the funds has currently authorized Rule 12b-1 payments of only up to 0.25%.

 CLASS B

- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1.00%.

- A deferred sales charge, as described on the following page.

- Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

 CLASS C

- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1.00%.

- A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

- No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

 DISTRIBUTION ARRANGEMENTS

HIFSCO serves as the principal underwriter for each fund pursuant to Underwriting Agreements initially approved by the Board of Directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (each a "Company"). HIFSCO is a registered broker-dealer and member of the Financial Industry Regulatory Authority ("FINRA"). Shares of each fund are continuously offered and sold by selected broker-dealers who

THE HARTFORD MUTUAL FUNDS                                                     47

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

have selling agreements with HIFSCO. Such selected broker-dealers may designate and authorize other financial intermediaries to offer and sell shares of each fund. Except as discussed below, HIFSCO bears all the expenses of providing services pursuant to the Underwriting Agreements including the payment of the expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature. HIFSCO is not obligated to sell any specific amount of shares of any fund.

 DISTRIBUTION PLANS

Each Company, on behalf of its respective funds, has adopted a separate distribution plan (the "Plan") for each of the Class A, Class B and Class C shares of each fund pursuant to appropriate resolutions of each Company's Board of Directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable FINRA market conduct rules concerning asset-based sales charges.

CLASS A PLAN Pursuant to the Class A Plan, a fund may compensate HIFSCO for its expenditures in financing any activity primarily intended to result in the sale of fund shares and for maintenance and personal service provided to existing Class A shareholders. The expenses of a fund pursuant to the Class A Plan are accrued on a fiscal year basis and may not exceed, with respect to the Class A shares of each fund, the annual rate of 0.35% of the fund's average daily net assets attributable to Class A shares. However, the Companies' Boards of Directors have currently authorized Rule 12b-1 payments of only up to 0.25% of each fund's average daily net assets attributable to Class A shares. The entire amount of the fee may be used for shareholder servicing expenses with the remainder, if any, used for distribution expenses. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class A Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts.

CLASS B PLAN Pursuant to the Class B Plan, a fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class B shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by a fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class B Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class B Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class B shares.

CLASS C PLAN Pursuant to the Class C Plan, a fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class C shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by a fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class C Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder

48                                                     THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------


accounts. The Class C Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class C shares.

GENERAL Distribution fees paid to HIFSCO may be spent on any activities or expenses primarily intended to result in the sale of the applicable Company's shares including: (a) payment of initial and ongoing commissions and other compensation payments to brokers, dealers, financial institutions or others who sell each fund's shares, (b) compensation to employees of HIFSCO, (c) compensation to and expenses, including overhead such as communications and telephone, training, supplies, photocopying and similar types of expenses, of HIFSCO incurred in the printing and mailing or other dissemination of all prospectuses and statements of additional information, (d) the costs of preparation, printing and mailing of reports used for sales literature and related expenses, i.e., advertisements and sales literature, and (e) other distribution-related expenses and for the provision of personal service and/or the maintenance of shareholder accounts. These Plans are considered compensation type plans which means that the funds pay HIFSCO the entire fee regardless of HIFSCO's expenditures. Even if HIFSCO's actual expenditures exceed the fee payable to HIFSCO at any given time, the funds will not be obligated to pay more than that fee.

The Plans were adopted by a majority vote of the Board of Directors of the applicable Company, including at least a majority of directors who are not interested persons of the applicable funds as defined in the 1940 Act. A Plan may be terminated at any time by vote of the majority of the directors of the applicable board who are not interested persons of the funds. A Plan will automatically terminate in the event of its assignment.

 HOW SALES CHARGES ARE CALCULATED

CLASS A sales charges and commissions paid to dealers for the funds are listed below. The offering price includes the front-end sales load.

                                                  DEALER
                       AS A % OF    AS A %     COMMISSION AS
                        OFFERING    OF NET     PERCENTAGE OF
 YOUR INVESTMENT         PRICE    INVESTMENT  OFFERING PRICE
Less than $50,000         5.50%      5.82%         4.75%
$ 50,000 -- $ 99,999      4.50%      4.71%         4.00%
$100,000 -- $249,999      3.50%      3.63%         3.00%
$250,000 -- $499,999      2.50%      2.56%         2.00%
$500,000 -- $999,999      2.00%      2.04%         1.75%
$1 million or more(1)        0%         0%            0%


(1) Investments of $1 million or more in Class A shares may be made with no front-end sales charge. However, there is a contingent deferred sales charge
    (CDSC) of 1% on any shares sold within 18 months of purchase. For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold and is not charged on shares you acquired by reinvesting your dividends and capital gains distributions. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

The distributor may pay up to the entire amount of the sales commission to particular broker-dealers. The distributor may pay dealers of record commissions on purchases over $1 million an amount of up to 1.00% of the first $4 million, plus 0.50% of the next $6 million, plus 0.25% of share purchases over $10 million or of purchases in any amount by adviser-sold donor-advised funds. This commission schedule may also apply to certain sales of Class A shares made to investors which qualify under any of the last four categories listed under "Waivers for Certain Investors".

For purchases made on or before April 30, 2007, the 1% CDSCs indicated above also may be waived

THE HARTFORD MUTUAL FUNDS                                                     49

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------


where the distributor does not compensate the broker for the sale.

For retirement plans established on or after March 1, 2007, the commission schedule and 1% CDSC will not apply.

CLASS B shares are offered at their net asset value per share, without a front-end sales charge. However, you may be charged a contingent deferred sales charge
(CDSC) on shares you sell within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends and capital gains distributions. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

 YEARS AFTER
 PURCHASE                                CDSC
1st year                                5.00%
2nd year                                4.00%
3rd year                                3.00%
4th year                                3.00%
5th year                                2.00%
6th year                                1.00%
After 6 years                            None


CLASS C sales charges are listed below. There is no CDSC on shares acquired through reinvestment of dividends and capital gains distributions. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. A front-end sales charge is not assessed on Class C shares:

 YEARS AFTER
 PURCHASE                                CDSC
1st year                                1.00%
After 1 year                             None


For purposes of Class B and Class C CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month. To determine whether a CDSC applies, a fund redeems shares in the following order:
(1) shares representing an increase over the original purchase cost, (2) shares acquired through reinvestment of dividends and capital gains distributions, (3) Class B shares held for over 6 years or Class C shares held over 1 year, and (4) Class B shares held the longest during the six-year period.

When requesting a redemption the specified dollar amount will be redeemed from your account plus any applicable CDSC. If you do not want any additional amount withdrawn from your account please indicate that the applicable CDSC should be withdrawn from the total distribution amount requested.

Proceeds from the CDSC are paid to the distributor and are used in whole or in part by the distributor to defray its expenses related to providing distribution-related services to the funds in connection with the sale of the Class A, Class B and Class C shares, such as the payment of compensation to select selling brokers for selling these classes of shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the funds to sell the Class B and Class C shares without a front-end sales charge being deducted, and to sell Class A shares with a 3.00%, 4.50% or 5.50% maximum sales charge, as applicable, at the time of the purchase.

Although the funds do not charge a transaction fee, you may be charged a fee by brokers or financial intermediaries for the purchase or sale of the funds' shares through that broker or financial intermediary. This transaction fee is separate from any sales charge that the fund may apply.

 SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGES There are several ways you can combine multiple purchases of Class A shares of the funds to take advantage of the breakpoints in the sales charge schedule. Please note that you or your broker must notify Hartford Administrative Services Company ("HASCO"), the funds' transfer agent, that you are eligible for these breakpoints every time you have a qualifying transaction.

- ACCUMULATION PRIVILEGE -- lets you add the value of any shares of the funds (excluding Class R3, R4 and R5 shares) you or members of your family already own to the amount of your next

50                                                     THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------


   Class A and Class L investment for purposes of calculating the sales charge. Each fund offers to all qualifying investors rights of accumulation under which investors are permitted to purchase Class A and Class L shares of any fund of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and SMART529 Accounts at the price applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the then-current net asset value of the purchaser's holdings of all shares of any funds of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and SMART529 Accounts. For purposes of the rights of accumulation program, the purchaser may include all shares owned by family members. For Class A shares, the definition of family member varies depending upon when the purchaser opened the account. For accounts opened on or after August 16, 2004, a family member is the owner's spouse (or legal equivalent recognized under state law) and any children under 21. For accounts opened before August 16, 2004 for Class A shares and for all Class L shares, a family member is an owner's spouse (or legal equivalent recognized under state law), parent, grandparent, child, grandchild, brother, sister, step-family members and in-laws. As of August 16, 2004, account values invested in fixed annuity, variable annuity and variable life insurance products will no longer be considered towards the accumulation privilege for Class A, and Class L shares. Participants in retirement plans receive breakpoints at the plan level. Acceptance of the purchase order is subject to confirmation of qualification. The rights of accumulation may be amended or terminated at any time as to subsequent purchases.

- LETTER OF INTENT -- lets you purchase Class A and Class L shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. Any person may qualify for a reduced sales charge on purchases of Class A and Class L shares made within a thirteen-month period pursuant to a Letter of Intent ("LOI"). Class A and Class L shares acquired through the reinvestment of distributions do not constitute purchases for purposes of the LOI. A Class A or Class L shareholder may include, as an accumulation credit towards the completion of such LOI, the value of all shares of all funds of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and SMART529 Accounts owned by the shareholder as described above under "Accumulation Privilege." Such value is determined based on the public offering price on the date of the LOI. During the term of a LOI, HASCO will hold shares in escrow to secure payment of the higher sales charge applicable for shares actually purchased if the indicated amount on the LOI is not purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated on the LOI has been purchased. A LOI does not obligate the investor to buy or the fund to sell the indicated amount of the LOI. If a Class A or Class L shareholder exceeds the specified amount of the LOI and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of the expiration of the LOI. The resulting difference in offering price will purchase additional Class A or Class L shares for the shareholder's account at the applicable offering price. If the specified amount of the LOI is not purchased, the shareholder shall remit to HASCO an amount equal to the difference between the sales charge paid and the sales charge that would have been paid had the aggregate purchases been made at a single time. If the Class A or Class L shareholder does not within twenty days after a written request by HASCO pay such difference in sales charge, HASCO will redeem an appropriate number of escrowed shares in order to realize such difference. Purchases based on a LOI may include holdings as described above under "Accumulation Privilege." Additional information about the terms of the LOI is available from your registered representative or from HASCO at 1-888-843-7824.


THE HARTFORD MUTUAL FUNDS                                                     51

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ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

CDSC WAIVERS As long as the transfer agent is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

- to make Systematic Withdrawal Plan payments that are limited annually to no more than 12% of the value of the account at the time the plan is initiated,

- because of shareholder death or disability,

- under reorganization, liquidation, merger or acquisition transactions involving other investment companies,

- for retirement plans under the following circumstances:

     (1) to return excess contributions,

     (2) hardship withdrawals as defined in the plans,

     (3) under a Qualified Domestic Relations Order as defined in the Internal Revenue Code,

     (4) to meet minimum distribution requirements under the Internal Revenue Code,

     (5) to make "substantially equal payments" as described in Section 72(t) of the Internal Revenue Code,

     (6) after separation from service for employer sponsored retirement plans, and

     (7) For Class C shares, the CDSC may be waived for withdrawals made pursuant to loans, as defined by the plan's administrator at the time of withdrawal, taken from qualified retirement plans, such as 401 (k) plans, profit-sharing and money purchase pension plans and defined benefit plans (excluding individual retirement accounts, such as Traditional, Roth, SEP or SIMPLE).

REINSTATEMENT PRIVILEGE If you sell shares of a fund, you may reinvest some or all of the proceeds in the same share class of any fund within 180 days without a sales charge, as long as the transfer agent is notified before you invest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

WAIVERS FOR CERTAIN INVESTORS Class A shares may be offered without front-end sales charges to the following individuals and institutions:

- selling broker dealers and their employees and sales representatives (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section),

- financial representatives utilizing fund shares in fee-based investment products under a signed agreement with the funds,

- present or former officers, directors and employees (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section) of the funds, The Hartford, the sub-advisers, the transfer agent, and their affiliates,

- welfare benefit plans investing in fund shares through group variable funding agreements issued by Hartford Life Insurance Company,

- participants in certain employer-sponsored retirement plans with at least 100 participants or $500,000 in plan assets, participants in retirement plans investing in fund shares through group variable funding agreements issued by Hartford Life Insurance Company and participants in retirement plans where Hartford Life Insurance Company or an affiliate is the plan administrator, may invest in Class A shares without any sales charge, provided they included (or were offered) the fund as an investment option on or before June 30, 2007. Such plans may continue to purchase Class A shares without any sales charge after July 1, 2007. Effective July 1, 2007, only Classes R3, R4, R5 and Y will be offered to employer-sponsored retirement plans that do not already own (or were offered) Class A shares,

- one or more members of a group (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section) of at least 100 persons engaged, or previously engaged in a common business, profession, civic or

52                                                     THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------


  charitable endeavor or other activity (1% CDSC applies if redeemed within 18 months),

- college savings program that is a qualified state tuition program under section 529 of the Internal Revenue Code ("529 Plan"), and

- adviser-sold donor advised funds (a 1.00% CDSC applies if redeemed within eighteen months).

In order to receive the sales charge reductions or waivers, you must notify the transfer agent of the reduction or waiver request when you place your purchase order. The transfer agent may require evidence of your qualification for such reductions or waivers. Additional information about the sales charge reductions or waiver can be obtained from the transfer agent.

The funds make available free of charge, on the funds' website at www.hartfordinvestor.com, information about sales charges and sales charge waivers. The funds' website includes links that facilitate access to this information.

 PAYMENTS TO FINANCIAL INTERMEDIARIES AND OTHER ENTITIES

This section includes additional information about commissions and other payments made by HIFSCO and its affiliates to other entities.

COMMISSIONS AND RULE 12B-1 PAYMENTS HIFSCO and its affiliates make a variety of payments to broker-dealers and financial institutions ("Financial
Intermediaries") that sell shares of the funds. HIFSCO pays commissions and Rule 12b-1 payments to Financial Intermediaries. The SAI includes information regarding commission payments and Rule 12b-1 payments by share class.

As explained in more detail below, HIFSCO and its affiliates make additional payments to Financial Intermediaries and intermediaries that provide subaccounting, administrative and/or shareholder processing services ("Servicing Intermediaries").

Commissions and other payments received by Financial Intermediaries and their affiliates can vary from one investment product to another, and therefore your Financial Intermediary may have a greater incentive to sell certain products, such as funds, rather than other products.

ADDITIONAL COMPENSATION PAYMENTS TO FINANCIAL INTERMEDIARIES HIFSCO and its affiliates make additional compensation payments out of their own assets to Financial Intermediaries to encourage the sale of the funds' shares ("Additional Payments"). These payments, which are in addition to commissions and Rule 12b-1 fees, may create an incentive for your Financial Intermediary to sell and recommend certain investment products, including the funds, over other products for which it may receive less compensation. You may contact your Financial Intermediary if you want information regarding the payments it receives.

Additional Payments to a Financial Intermediary are generally based on the average net assets of the funds attributable to that Financial Intermediary, assets held over one year by customers of that Financial Intermediary, or sales of the fund shares through that Financial Intermediary. Additional Payments may, but are normally not expected to, exceed 0.46% of the average net assets of the funds attributable to a particular Financial Intermediary. For the calendar year ended December 31, 2007, HIFSCO and its affiliates incurred approximately $43.4 million in total Additional Payments to Financial Intermediaries.

Additional Payments may be used for various purposes and take various forms, such as:

- Payments for placement of funds on a Financial Intermediary's list of mutual funds available for purchase by its customers or for including funds within a group that receives special marketing focus or are placed on a "preferred list";

- "Due diligence" payments for a Financial Intermediary's examination of the funds and payments for providing extra employee training and information relating to the funds;

- "Marketing support fees" for providing assistance in promoting the sale of fund shares;

- Sponsorships of sales contests and promotions where participants receive prizes such as travel awards, merchandise, cash or recognition;


THE HARTFORD MUTUAL FUNDS                                                     53

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

- Provision of educational programs, including information and related support materials;

- Hardware and software; and

- Occasional meals and entertainment, tickets to sporting events, nominal gifts and travel and lodging (subject to applicable rules and regulations).

As of January 1, 2008, HIFSCO has entered into ongoing contractual arrangements to make Additional Payments to the Financial Intermediaries listed below. HIFSCO may enter into ongoing contractual arrangement with other Financial Intermediaries. Financial Intermediaries that received Additional Payments in 2007 for items such as sponsorship of meetings, education seminars and travel and entertainment, but do not have an ongoing contractual relationship, are listed in the SAI. A.G. Edwards & Sons, Inc., AIG Advisors Group, Inc., (Advantage Capital Corp., AIG Financial Advisors, American General, FSC Securities Corp., Royal Alliance Associates, Inc.), Banc West Investment Services, Cadaret Grant & Co., Inc., CCO Investment Services Corp., Charles Schwab & Co., Inc., Citigroup Global Markets, Inc., Comerica Securities, Commonwealth Financial Network, Compass Brokerage Inc., Crown Capital Securities, LP, Cuna Brokerage Services, CUSO Financial Services, L.P., Edward
D. Jones & Co., FFP Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, Inc., Frost Brokerage Services, Inc., H. Beck, Inc., Hilliard Lyons, Huntington Investment Co., IFMG Securities, Inc., ING Advisor Network (Financial Network Investment Corporation, Inc., ING Financial Partners, Inc., Multi-Financial Securities Corporation, Inc., PrimeVest Financial Services, Inc.), Investment Professionals, Inc., Janney Montgomery Scott, Jefferson Pilot Securities Corp, LaSalle Financial Services, Lincoln Financial Advisors Group, LPL Financial Corp., M&T Securities Inc., Merrill Lynch Pierce Fenner & Smith, Morgan Keegan & Company, Inc., Morgan Stanley DW Inc., NatCity Investments Inc., National Planning Holdings, Inc. (Invest Financial Corporation, Investment Centers of America, National Planning Corporation, SII Investments Inc.), Newbridge Securities, NEXT Financial Group, Inc., Oppenheimer & Co, Inc., Prime Capital Services, Inc., Raymond James & Associates Inc., Raymond James Financial Services (IM&R), RBC Dain Rauscher, RDM Investment Services, Robert W. Baird, Securities America, Inc., Sorrento Pacific Financial, Stifel, Nicolaus & Company, Inc., Summit Brokerage Services, Suntrust Investment Services, Triad Advisors, Inc., UBS Financial Services Inc., U.S. Bancorp Investments Inc., Uvest Financial Services Group, Inc., Wachovia Securities, LLC, Wells Fargo Investments, WM Financial Services, Inc., and Woodbury Financial Services, Inc. (an indirect wholly-owned subsidiary of The Hartford).

SERVICING COMPENSATION TO SERVICING INTERMEDIARIES HIFSCO or its affiliates pay Servicing Intermediaries compensation for subaccounting, administrative and/or shareholder processing services ("Servicing Payments"). Servicing Payments may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one investment product, such as the funds, over other products for which it may receive a lower payment. You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

Servicing Payments are generally based on average net assets of the funds attributable to the Servicing Intermediary. With certain limited exceptions, Servicing Payments are not expected to exceed 0.20% of the average net assets of the funds attributable to a particular Servicing Intermediary. For the year ended December 31, 2007, HIFSCO incurred approximately $440,000 in total Servicing Payments to Servicing Intermediaries and incurred Servicing Payments did not exceed $410,000 for any Servicing Intermediary.

Servicing Payments are also paid to certain Servicing Intermediaries by HASCO out of the transfer agency fees it receives from the Funds. Although some arrangements are based on average net assets attributable to the Servicing Intermediary, Servicing Intermediaries are generally paid a per account fee ranging to no more than $16 per account.

As of January 1, 2008, HIFSCO has entered into arrangements to pay Servicing Compensation to: The 401(k) Company; ACS HR Solutions, LLC;

54                                                     THE HARTFORD MUTUAL FUNDS

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                                                              ABOUT YOUR ACCOUNT
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ADP Broker Dealer, Inc., American Century Investment Management, Inc.;
AmeriMutual Funds Distributor, Inc.; Ameriprise Financial Services, Inc.;
Benefit Plans Administrative Services, LLC; BenefitStreet, Inc.; Charles Schwab and Co., Inc.; CitiStreet, LLC; CPI Qualified Plan Consultants, Inc.;
Diversified Investment Advisors, Inc.; Expert Plan, Inc.; Fidelity Investments Institutional Operations Company, Inc. & Fidelity Investments Institutional Services Company, Inc. ("Fidelity"); Fiserv Trust Company; Gold Trust Company; GWFS Equities, Inc.; Invesmart, Inc. & Invesmart Securities, LLC; International Clearing Trust Company; J.P. Morgan Retirement Plan Services, LLC; Lincoln Retirement Services Company, LLC & AMG Service Corp; Merrill Lynch Pierce Fenner & Smith Incorporated; Mercer HR Services, LLC; Mid Atlantic Capital Corporation; MSCS Financial Services, LLC; Nationwide Financial Services, Inc.; Newport Retirement Services, Inc.; Reliance Trust Company; Standard Retirement Services, Inc.; StanCorp Equities, Inc.; T. Rowe Price Retirement Plan Services, Inc. & T. Rowe Price Investment Services, Inc.; The Retirement Plan Company, LLC; The Vanguard Group; Upromise Investments, Inc; Wells Fargo Bank, N.A.; and
Wilmington Trust Company. HIFSCO may enter into arrangements with other
Servicing Intermediaries to pay such Servicing Compensation.

As of January 1, 2008, Servicing Intermediaries paid by HASCO are: ADP Broker-Dealer, Inc.; A.G. Edwards; Alerus Financial; American Stock Transfer and Trust Company; CPI Qualified Plan Consultants, Inc; Expert Plan, Inc.; Gem Group L.P.; Hand Benefits & Trust, Inc.; Hewitt Associates LLC; Legette Actuaries, Inc.; Mid Atlantic Capital Corporation; MSCS Financial Services, LLC; The Newport Group.; Prudential Investment Management Services LLC & Prudential Investments LLC; QBC, Inc.; Reliance Trust company and SunGard Institutional Brokerage Inc. Other Servicing Intermediaries may be paid by HASCO in the future.

 OPENING AN ACCOUNT

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens a new account. What this means for you: When you open a new account, you will be asked to provide your name, residential address, date of birth, social security number and other information that identifies you. You may also be asked to show your driver's license or other identifying documents.

For non-persons wishing to open an account or establish a relationship, Federal law requires us to obtain, verify and record information that identifies each business or entity. What this means for you: when you open an account or establish a relationship, we will ask for your business name, a street address and a tax identification number, that Federal law requires us to obtain. We appreciate your cooperation.

If a fund is not able to adequately identify you within the time frames set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption. You may also incur any applicable sales charge.

NOTE FOR RETIREMENT PLAN PARTICIPANTS AND INVESTORS WHOSE SHARES ARE HELD BY FINANCIAL REPRESENTATIVES: If you hold your shares through a retirement plan or if your shares are held with a financial representative you will need to make transactions through the retirement plan administrator or your financial representative. Some of the services and programs described in this prospectus may not be available or may differ in such circumstances. In addition, some of the funds offered in this prospectus may not be available in your retirement plan. You should check with your retirement plan administrator or financial representative for further details.


THE HARTFORD MUTUAL FUNDS                                                     55

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

1. Read this prospectus carefully.

2. Determine how much you want to invest. The minimum initial investment for each fund is as follows:

  -  non-retirement accounts: $1,000 per fund.

  -  retirement accounts: $1,000 per fund.

  - Automatic Investment Plans: $50 to open; you must invest at least $50 per month in each fund.

  -  subsequent investments: $50 per fund.

  -  529 Plans: Not subject to minimums.

Minimum investment amounts may be waived for certain retirement accounts and present or former officers, directors and employees and their families of The Hartford, Wellington Management and their affiliates, as well as for certain broker sponsored wrap-fee programs or at the transfer agents discretion.

3. Complete the appropriate parts of the account application including any privileges desired. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later. If you have questions and you hold the shares through a financial representative or retirement plan, please contact your financial representative or plan administrator. If you hold the shares directly with the fund, please call the transfer agent at the number shown below.

4. Make your initial investment selection. You or your financial representative can initiate any purchase, exchange or sale of shares.



                  ADDRESS:                                  PHONE NUMBER:
         THE HARTFORD MUTUAL FUNDS                    1-888-THE-STAG (843-7824)
               P.O. BOX 9140                 OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
         MINNEAPOLIS, MN 55480-9140                              PLAN
                                                  ADMINISTRATOR FOR INSTRUCTIONS AND
                                                             ASSISTANCE.






56                                                     THE HARTFORD MUTUAL FUNDS

 BUYING SHARES


ON THE WEB

  (WIRE        TO ACCESS YOUR ACCOUNT(S)
  GRAPHIC)
               - Visit www.hartfordinvestor.com

               - Log in by selecting Hartford Mutual Funds from the login section, enter your User Name and password, and select Login. First time users will need to create a user name and password by selecting the "Create User Name" link.

               TO PURCHASE MUTUAL FUND SHARES DIRECTLY FROM YOUR BANK ACCOUNT

               - To purchase shares directly from your bank account, you must first add your banking information online, by selecting the Add Bank
                 Instructions function.
               - Once bank instructions have been established, click on "View
                 Account Detail" for the appropriate account. Select "Purchase
                 Shares" from the "Select Action" menu, next to the fund you want to purchase into.
               - Follow the instructions on the Purchase Shares Request pages to complete and submit the request.

               TO PURCHASE SHARES VIA AN EXCHANGE FROM AN EXISTING HARTFORD MUTUAL
               FUND

               - Click on "View Account Detail" for the appropriate account. Select
                 "Exchange Shares" from the "Select Action" menu, next to the fund you want to exchange from.
               - Follow the instructions on the Exchange Shares Request pages to complete and submit the request.
               Note: The minimum amount when exchanging into a new fund is $1,000 per fund.

ON THE PHONE

  (PHONE       TO PURCHASE MUTUAL FUND SHARES DIRECTLY FROM YOUR BANK ACCOUNT
  GRAPHIC)
               - Verify that your bank/credit union is a member of the Automated
                 Clearing House (ACH) system.
               - To place your order with a representative, call the transfer agent at the number below between 8 A.M. and 7 P.M. Eastern Time
                 (between 7 A.M. and 6 P.M. Central Time) Monday through Thursday and between 9:15 A.M. and 6 P.M. Eastern Time (between 8:15 A.M.
                 and 5 P.M. Central Time) on Friday.
               - Complete transaction instructions on a specific account must be received in good order and confirmed by The Hartford Mutual Funds prior to 4 P.M. Eastern Time (3 P.M. Central Time) or the close of the NYSE, whichever comes first. Any transaction on an account received after the close of the NYSE will receive the next business day's offering price.
               - Tell The Hartford the fund name, your share class, account and the name(s) in which the account is registered and the amount of your investment.

               TO PURCHASE MUTUAL FUND SHARES VIA AN EXCHANGE FROM AN EXISTING
               HARTFORD MUTUAL FUND

               - Call your financial representative, plan administrator, or the transfer agent, at the number below to request an exchange.
               Note: The minimum amount when exchanging into a new fund is $1,000 per fund.







                  ADDRESS:                                  PHONE NUMBER:
         THE HARTFORD MUTUAL FUNDS                    1-888-THE-STAG (843-7824)
               P.O. BOX 64387                OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
          ST. PAUL, MN 55164-0387                                PLAN
                                                  ADMINISTRATOR FOR INSTRUCTIONS AND
                                                             ASSISTANCE.




THE HARTFORD MUTUAL FUNDS                                                     57

 BUYING SHARES



IN WRITING:
  WITH CHECK

  (CHECK       - Make out a check for the investment amount, payable to "The
  GRAPHIC)       Hartford Mutual Funds."
               - Complete the detachable investment slip from an account statement, or write a note specifying the fund name and share class, account number and the name(s) in which the account is registered.
               - Deliver the check and your investment slip, or note, to the address listed below.

                    The Hartford Mutual Funds
                    P.O. Box 9140
                    Minneapolis, MN 55480-9140

BY EXCHANGE


  (ARROW       - Write a letter of instruction indicating the fund names, share
  GRAPHIC)       class, account number, the name(s) in which the accounts are registered, and your signature.
               - Deliver these instructions to your financial representative or plan administrator, or mail to the address listed below.
                    The Hartford Mutual Funds
                    P.O. Box 64387
                    St. Paul, MN 55164-0387
               Note: The minimum amount when exchanging into a new fund is $1,000 per fund.

BY WIRE


  (WIRE        - Instruct your bank to wire the amount of your investment to:
  GRAPHIC)          US Bank National Association
                    9633 Lyndale Ave S
                    Bloomington, MN 55420-4270
                    ABA #091000022,
                    credit account no: 1-702-2514-1341
                    The Hartford Mutual Funds Purchase Account
                    For further credit to: (Your name)
                    Hartford Mutual Funds Account Number:
                    (Your account number)
               Specify the fund name, share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.







                  ADDRESS:                                  PHONE NUMBER:
         THE HARTFORD MUTUAL FUNDS                    1-888-THE-STAG (843-7824)
               P.O. BOX 64387                OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
          ST. PAUL, MN 55164-0387                                PLAN
                                                  ADMINISTRATOR FOR INSTRUCTIONS AND
                                                             ASSISTANCE.




58                                                     THE HARTFORD MUTUAL FUNDS

 SELLING SHARES ON THE WEB


TO ACCESS YOUR ACCOUNTS
               - Visit www.hartfordinvestor.com
  (CHECK       - Select Mutual Funds on the menu bar
  GRAPHIC)     - Log in by selecting Hartford Mutual Funds from the login section, enter your User Name and password, and select Login. First time users will need to create a user name and password by selecting the "Create User Name" link.
               Note: Because of legal and tax restrictions on withdrawals from retirement accounts, you will not be allowed to enter a
                     redemption request for these types of accounts online.

                 TO REDEEM SHARES DIRECTLY TO YOUR BANK ACCOUNT OR AS A CHECK
                 MAILED TO YOUR ADDRESS OF RECORD

               - Click on "View Account Detail" for the appropriate account. Select
                 "Redeem Shares" from the "Select Action" menu, next to the fund you want to redeem from.
               - To redeem to your bank account, bank instructions must be submitted to the transfer agent in writing. Bank instructions added online are only available for purchases.
               - Follow the instructions on the Redeem Shares Request pages to complete and submit the request.

                 TO REDEEM SHARES AS AN EXCHANGE FROM AN EXISTING HARTFORD MUTUAL
               FUND

               - Click on "View Account Detail" for the appropriate account. Select
                 "Exchange Shares" from the "Select Action" menu, next to the fund you want to exchange from.
               - Follow the instructions on the Exchange Shares Request pages to complete and submit the request.
               Note: The minimum amount when exchanging into a new fund is $1,000 per fund.




                 ADDRESS:                                  PHONE NUMBER:
          THE HARTFORD MUTUAL FUNDS                  1-888-THE-STAG (843-7824)
               P.O. BOX 64387                OR CONTACT YOUR FINANCIAL REPRESENTATIVE
           ST. PAUL, MN 55164-0387                            OR PLAN
                                                ADMINISTRATOR FOR INSTRUCTIONS AND
                                                            ASSISTANCE.




THE HARTFORD MUTUAL FUNDS                                                     59

BY LETTER
           In certain circumstances, you will need to make your request to sell
  [LET-    shares in writing. Requirements for the written requests are shown
  TER      below. A check will be mailed to the name(s) and address in which
  GRAPH-   the account is registered or otherwise according to your letter of
  IC]      instruction. Overnight delivery may be requested for a nominal fee.
           - Write a letter of instruction or complete a power of attorney indicating:
             - Fund name
             - Account number
             - Share class
             - The name(s) in which the account is registered
             - Date of birth
             - Residential address
             - Social Security number
             - Dollar value or the number of shares you wish to sell
           - Include all authorized signatures and any additional documents that may be required (see below).
           - Obtain a Medallion signature guarantee if*:
             - You are requesting payment by check of more than $1,000, to an address of record has changed within the past 30 days
             - You are selling more than $50,000 worth of shares
             - You are requesting payment other than by check mailed to the address of record and payable to the registered owner(s)
           - Mail the materials to the address below or to your plan
             administrator
           * Please note that a notary public CANNOT provide a Medallion signature guarantee. Please check with a representative of your bank or other financial institution about obtaining a Medallion signature guarantee.




ADDITIONAL DOCUMENT REQUIREMENTS FOR WRITTEN REQUESTS:

     IRAS (SAR-SEP, ROTH, SEP, SIMPLE, TRADITIONAL)
               - Signatures and titles of all persons authorized to sign for the account, exactly as the account is registered
               - Indicate the amount of income tax withholding to be applied to your distribution.
     OWNERS OF CORPORATE OR ASSOCIATION ACCOUNTS:
               - Corporate resolution, certified within the past twelve months, including signature of authorized signer(s) for the account
     OWNERS OR TRUSTEES OF TRUST ACCOUNTS:
               - Signatures of the trustee(s)
               - Copies of the trust document pages, certified within the past twelve  months, which display the name and date of trust, along with the signature page.
     ADMINISTRATORS, CONSERVATORS, GUARDIANS, AND OTHER SELLERS OR IN SITUATIONS OF
     DIVORCE OR DEATH
               - Call 1-888-843-7824 for instructions




                 ADDRESS:                                  PHONE NUMBER:
          THE HARTFORD MUTUAL FUNDS                  1-888-THE-STAG (843-7824)
               P.O. BOX 64387                OR CONTACT YOUR FINANCIAL REPRESENTATIVE
           ST. PAUL, MN 55164-0387                            OR PLAN
                                                ADMINISTRATOR FOR INSTRUCTIONS AND
                                                            ASSISTANCE.




60                                                     THE HARTFORD MUTUAL FUNDS

BY PHONE

               - Certain types of accounts may be redeemed by telephone. This is
  (PHONE         limited to non-retirement accounts or IRA plans where the
  GRAPHIC)       shareowner is age 59 1/2 or older. For circumstances in which you need to request to sell shares in writing, see "Selling Shares by
                 Letter."
               - Restricted to sales of up to $50,000 per shareowner any 7-day period.
               - Call the transfer agent to verify that the telephone redemption privilege is in place on an account, or to request the forms to add it to an existing account.
               - To place your order with a representative, call the transfer agent at the number below between 8 A.M. and 7 P.M. Eastern Time
                 (between 7 A.M. and 6 P.M. Central Time) Monday through Thursday and between  9:15 A.M. and 6 P.M. Eastern Time (between 8:15 A.M.
                 and 5 P.M. Central Time) on  Friday.
               - Complete transaction instructions on a specific account must be received in good order and confirmed by The Hartford Mutual Funds prior to 4 P.M. Eastern Time (3 P.M. Central Time) or the close of the NYSE, whichever comes first. Any transaction on an account received after the close of the NYSE will receive the next business day's offering price.
               - For automated service 24 hours a day using your touch-tone phone, call the number below.


BY ELECTRONIC FUNDS TRANSFER (EFT) OR WIRE

               - Fill out the "Bank Account or Credit Union Information" section of
  (WIRE          your new account application or the "Bank or Credit Union
  GRAPHIC)       Information Form" to add bank instructions to your account.
               - EFT transactions may be sent for amounts of $50-$50,000. Funds from EFT transactions are generally available by the third to fifth business day. Your bank may charge a fee for this service.
               - Wire transfers of amounts of $500 or more are available upon request. Generally, the wire will be sent on the next business day. Your bank may charge a fee for this service.

BY EXCHANGE

               - Obtain a current prospectus for the fund into which you are
  (ARROW         exchanging by calling your financial representative or the
  GRAPHIC)       transfer agent at the number below.
               - Call your financial representative or the transfer agent to request an exchange.
               Note: The minimum amount when exchanging into a new fund is $1,000 per fund.

To sell shares through a systematic withdrawal plan, see "Additional Investor
Services" under Transaction Policies.





                 ADDRESS:                                  PHONE NUMBER:
          THE HARTFORD MUTUAL FUNDS                  1-888-THE-STAG (843-7824)
               P.O. BOX 64387                OR CONTACT YOUR FINANCIAL REPRESENTATIVE
           ST. PAUL, MN 55164-0387                            OR PLAN
                                                ADMINISTRATOR FOR INSTRUCTIONS AND
                                                            ASSISTANCE.





THE HARTFORD MUTUAL FUNDS                                                     61

TRANSACTION POLICIES
--------------------------------------------------------------------------------


 VALUATION OF SHARES

The net asset value per share (NAV) is determined for each fund and each class as of the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value for each fund is determined by dividing the value of that fund's net assets attributable to a class of shares by the number of shares outstanding for that class.

The funds generally use market prices in valuing portfolio securities. If market quotations are not readily available or are deemed unreliable, a fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of that fund's Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the exchange on which a portfolio security is principally traded but before the close of the NYSE that is expected to affect the value of the portfolio security. The circumstances in which a fund may use fair value pricing include, among others:
(i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) for thinly traded securities and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of securities principally traded on foreign markets, each fund uses a fair value pricing service approved by that fund's Board, which employs quantitative models to adjust for "stale" prices caused by the movement of other markets and other factors occurring after the close of the foreign exchanges but before the close of the NYSE. Securities that are principally traded on foreign markets may trade on days that are not business days of the funds. Because the NAV of each fund's shares is determined only on business days of the funds, the value of the portfolio securities of a fund that invests in foreign securities may change on days when a shareholder will not be able to purchase or redeem shares of the fund. Fair value pricing is subjective in nature and the use of fair value pricing by the funds may cause the net asset value of their respective shares to differ significantly from the net asset value that would be calculated using prevailing market values. There can be no assurance that any fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which that fund determines its NAV per share.

Debt securities (other than short-term obligations and floating rate loans) held by a fund are valued on the basis of valuations furnished by an unaffiliated pricing service, which determines valuations for normal institutional size trading units of debt securities. Floating rate loans generally trade in over-the-counter markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system in accordance with procedures established by that fund's Board of Directors. Generally, each fund may use fair valuation in regards to debt securities when a fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. Investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.

 BUY AND SELL PRICES

When you buy shares, you pay the NAV plus any applicable sales charges. When you sell shares, you receive the NAV less any applicable sales charges.


62                                                     THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

 EXECUTION OF REQUESTS

Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV calculated after your request is received, if your order is in "good order" (has all required information), by the transfer agent, authorized broker-dealers or their authorized designee, or third-party administrators.

At times of peak activity, it may be difficult to place requests by phone. During these times, visit www.hartfordinvestor.com or consider sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of redemption proceeds for up to three business days or longer, as allowed by federal securities laws.

Requests in "Good Order"

All purchase and redemption requests must be received by the funds in "good order". This means that your request must include:

- Name, date of birth, residential address, and social security number.

- The fund name, share class and account number.

- The amount of the transaction (in dollars or shares).

- Signatures of all owners exactly as registered on the account (for mail requests).

- Medallion signature guarantees (if required).

- Any supporting legal documentation that may be required.

 TELEPHONE TRANSACTIONS

For your protection, telephone requests may be recorded in order to verify their accuracy. Proceeds from telephone transactions may be either mailed to the address of record, or sent electronically to a bank account on file. Also, for your protection, telephone redemptions are limited on accounts whose addresses have changed within the past 30 days.

 EXCHANGES

You may exchange shares of one fund for shares of the same class of any other Hartford Mutual Fund. The registration for both accounts involved must be identical. You may be subject to tax liability or sales charges as a result of your exchange. The funds reserve the right to amend or terminate the exchange privilege at any time, for any reason.

If you own Class I, L, R3, R4, R5 or Y shares of certain funds, please refer to the prospectus for these class share offerings for further information on the exchange privileges available to you.

 FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of fund shares by a fund's shareholder can disrupt the management of the fund, negatively affect the fund's performance, and increase expenses for all fund shareholders. In particular, frequent trading (i) can force a fund's portfolio manager to hold larger cash positions than desired instead of fully investing the funds, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund; and (iv) can trigger taxable gains for other shareholders. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage

THE HARTFORD MUTUAL FUNDS                                                     63

TRANSACTION POLICIES
--------------------------------------------------------------------------------

strategies, can dilute a fund's NAV for long-term shareholders.

If you intend to trade frequently or use market timing investment strategies, you should not purchase the funds.

The Boards of Directors of the funds have adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The funds' policy is to discourage investors from trading in a fund's shares in an excessive manner that would be harmful to long-term investors and to make reasonable efforts to detect and deter excessive trading. The funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the revocation of exchange privileges, the funds may consider an investor's trading history in any of the funds, including the person's trading history in any accounts under a person's common ownership or control.

It is the policy of the funds to permit only two "substantive round trips" by an investor within any single fund within a 90-day period.

A substantive round trip is a purchase of or an exchange into the same fund and a redemption of or an exchange out of the same fund in a dollar amount that the fund's transfer agent determines, in the reasonable exercise of its discretion, could adversely affect the management of the fund. When an additional transaction request for the fund is received within the 90-day period, the requested transaction will be rejected and the person requesting such transaction will be deemed an "Excessive Trader." All exchange and purchase privileges of an Excessive Trader shall be suspended within such fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader will be suspended indefinitely. If an Excessive Trader makes exchanges through a registered representative, in appropriate circumstances the funds' transfer agent may terminate the registered representative's exchange and purchase privileges in the funds. Automatic programs offered by the funds such as dollar cost averaging and dividend diversification are exempt from the policy described above.

The funds' policies for deterring frequent purchases and redemptions of fund shares by a fund shareholder are intended to be applied uniformly to all fund shareholders to the extent practicable. Some financial intermediaries, such as broker-dealers, investment advisors, plan administrators, and third-party transfer agents, however, maintain omnibus accounts in which they aggregate orders of multiple investors and forward the aggregated orders to the funds. Because the funds receive these orders on an aggregated basis and because these omnibus accounts may trade with numerous fund families with differing market timing policies, the funds are limited in their ability to identify or deter Excessive Traders or other abusive traders. The funds' procedures with respect to omnibus accounts are as follows: (1) Where HASCO is provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the daily trade activity of individual shareholders and apply the Policy. (2) Where an intermediary will implement the Policy on behalf of HASCO, HASCO shall obtain an appropriate annual certification from such intermediary. (3) Where an intermediary has established reasonable internal controls and procedures (which may be more or less restrictive then those of the funds) for limiting exchange activity in a manner that serves the purposes of the funds' policy as determined by the Frequent Trading Review Committee (comprised of the funds' Chief Compliance Officer, Chief Legal Officer and a senior business leader of The Hartford), HASCO shall permit such intermediary to apply its procedures in lieu of those of the funds and obtain an appropriate annual certification. Finally,
(4) where none of the foregoing occurs, HASCO shall monitor the accounts at an omnibus level and apply detection tools designed to identify suspicious trading patterns that warrant further review. In such cases, HASCO shall request and evaluate individual

64                                                     THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------


shareholder level transaction detail and seek to impose restrictions in accordance with the Policy. In October 2007, new SEC rules became effective which require funds and intermediaries to enter into written agreements intended to promote transparency in omnibus accounts. As funds and intermediaries implement the requirements of the new rules, it is expected that the funds' will be able to apply its frequent trading policies to omnibus accounts. Nonetheless, the funds' ability to identify and deter frequent purchases and redemptions of a fund's shares through omnibus accounts is limited, and the funds' success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of fund shares in this context depends significantly upon the cooperation of the financial intermediaries.

The use of fair value pricing can serve both to make the funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the funds' shares is determined each day. Frequent trading in fund shares can dilute the value of long-term shareholders' interests in a fund if the fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The funds' pricing procedures, particularly those procedures governing the determination of the "fair value" of securities for which market prices are not readily available (or are unreliable) for foreign securities may serve as a deterrent against harmful excessive trading in fund shares. For additional information concerning the funds' fair value procedures, please refer to "Valuation of Shares."

 CERTIFICATED SHARES

Shares are electronically recorded and therefore share certificates are not issued.

 ACCOUNT CLOSINGS

There may be instances in which it is appropriate for your shares to be redeemed and your account to be closed. For additional information about when your shares may be redeemed and your account closed, please see the SAI under "Account Closings."

 SALES IN ADVANCE OF PURCHASE PAYMENTS

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to 10 calendar days after the purchase.

 SPECIAL REDEMPTIONS

Although it would not normally do so, each fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities. When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable fund during any 90 day period for any one account.

 PAYMENT REQUIREMENTS

All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks and made payable to The Hartford Mutual Funds. You may not purchase shares with a starter or third party check.

If your check does not clear, your purchase will be canceled and you will be liable for any losses or fees that the funds or HIFSCO has incurred.

Certain broker-dealers and financial institutions may enter confirmed purchase orders with the funds on behalf of customers, by phone or other electronic means, with payment to follow within

THE HARTFORD MUTUAL FUNDS                                                     65

TRANSACTION POLICIES
--------------------------------------------------------------------------------


the customary settlement period. If payment is not received by that time, the order will be canceled and the broker-dealer or financial institution will be held liable for the resulting fees or losses.

 DIVIDENDS AND ACCOUNT POLICIES

ACCOUNT STATEMENTS  In general, you will receive account statements as follows:

- after every transaction (except certain automatic payment and redemption arrangements and dividend or distribution reinvestment) that affects your account balances

- after any changes of name or address of the registered owner(s)

- in all other circumstances, every quarter during which there is activity in your account, and at least annually

Every year you will also receive the appropriate tax reporting forms for the type of account you choose and the activity in your account.

If, however, you are a participant in an employer-sponsored retirement plan or you hold your shares in the name of your broker, you will receive statements from your plan administrator or broker pursuant to their policies.

DIVIDENDS AND DISTRIBUTIONS Each fund intends to distribute substantially all of its net investment income and capital gains to shareholders at least once a year. Except as noted below, dividends from net investment income and capital gains of the funds are normally declared and paid annually. Dividends from the net investment income of the Balanced Income Fund, Dividend and Growth Fund and Equity Income Fund are declared and paid quarterly. Unless shareholders specify otherwise, all dividends and distributions received from a fund are automatically reinvested in additional full or fractional shares of that fund.

If you elect to receive quarterly dividends in cash, you will only receive a check if the dividend amount exceeds $10. If the dividend is $10 or less, the amount will automatically be reinvested in the same fund. If you would like to receive cash dividends, regardless of the amount, you can establish an electronic funds transfer to your bank. Please call the fund for assistance in establishing electronic funds transfer transactions at 1-888-843-7824.

TAXABILITY OF DIVIDENDS Dividends and distributions you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Distributions from a fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you held your shares. Distributions from short-term capital gains and from ordinary income (other than certain qualified dividend income) are generally taxable as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations. Distributions from certain qualified dividend income generally are taxable to individuals at the same rates that apply to long-term capital gains, if certain holding period and other requirements are met. The lower tax rates on qualified dividend income and long-term capital gains are currently scheduled to expire after 2010.

Some dividends paid in January may be taxable as if they had been paid the previous December.

TAXABILITY OF TRANSACTIONS Unless your shares are held in a qualified retirement account, any time you sell or exchange shares, it is considered a taxable event for you. You may have a capital gain or a loss on the transaction which will be long-term or short-term, depending upon how long you held your shares. You are responsible for any tax liabilities generated by your transactions. See your tax advisor if you sell shares held for less than six months at loss within 60 days of receiving a long-term capital gain distribution from the fund.

A fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts

66                                                     THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------


withheld may be credited against your U.S. federal income tax liability. Non-resident aliens and other foreign shareholders will generally be subject to U.S. tax withholding on distributions paid to a fund.

A fund may be required to withhold U.S. federal income tax at the rate of 30% of all taxable distributions to you if you are a non-resident alien and you are claiming reduced withholding under a tax treaty and there is no applicable tax treaty, if you have not properly completed and signed the appropriate IRS Form W-8, or you do not provide us with your Individual Taxpayer Identification Number (ITIN). If you are a non-resident alien and you are requesting a reduced tax withholding rate, you must give us your ITIN. You also must complete and send to us the appropriate IRS Form W-8 to certify your foreign status.

INFLATION-PROTECTED DEBT SECURITIES Periodic adjustments for inflation to the principal amount of an inflation-protected debt security may give rise to original issue discount, which will be includable in a fund's gross income. Due to original issue discount, a fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-protected debt security is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as return of capital.

Distributions from a fund may also be subject to state, local and foreign taxes. You should consult your own tax adviser regarding the particular tax consequences of an investment in a fund.

 ADDITIONAL INVESTOR SERVICES

ELECTRONIC TRANSFERS THROUGH AUTOMATED CLEARING HOUSE ("ACH") allow you to initiate a purchase or redemption for as little as $50 per fund or as much as $50,000 per fund between your bank account and fund account using the ACH network. Sales charges and initial purchase minimums apply.

AUTOMATIC INVESTMENT PLAN (AIP) lets you set up regular investments from your bank account to the fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

- Complete the appropriate parts of your account application, or if this is an IRA account, complete the Mutual Funds Automatic Investment form.

- If you are using AIP to open an account, you must invest a minimum of $50 per month into each fund.

SYSTEMATIC WITHDRAWAL PLAN may be used for routine bill payments or periodic withdrawals from your account. To establish:

- Make sure you have at least $5,000 worth of shares in your account and that the amount per transaction is $50 or more per fund.

- Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

- Specify the Payee(s). The payee may be yourself or any other party and there is no limit to the number of payees you may have. A Medallion signature guarantee is required if the payee is someone other than the registered owner.

- Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

- Fill Out the Relevant Part of the Account Application. To add a systematic withdrawal plan

THE HARTFORD MUTUAL FUNDS                                                     67

TRANSACTION POLICIES
--------------------------------------------------------------------------------


  to an existing account, contact your financial representative or the transfer agent.

DOLLAR COST AVERAGING PROGRAMS (DCA) let you set up monthly or quarterly exchanges from one fund to the same class of shares of another fund. To establish:

- Complete the appropriate parts of your account application, or if this is an IRA account, complete the Mutual Fund Dollar Cost Averaging form.

- Be sure that the amount is for $50 or more per fund.

- Be sure that the accounts involved have identical registrations.

AUTOMATIC DIVIDEND DIVERSIFICATION (ADD) lets you automatically reinvest dividends and capital gains distributions paid by one fund into the same class of another fund. To establish:

- Fill out the relevant portion of the account application.

- Be sure that the accounts involved have identical registrations.

RETIREMENT PLANS The Hartford Mutual Funds offer a range of retirement plans, including traditional and Roth IRAs, SIMPLE plans, SEPs and 401(k) plans. Using these plans, you can invest in any fund offered by The Hartford Mutual Funds. Minimum investment amounts may apply. To find out more, call 1-888-843-7824.

DUPLICATE ACCOUNT STATEMENTS You may request copies of annual account summaries by calling 1-888-843-7824. A $20 fee may be charged for account summaries older than the preceding year.

DUPLICATE COPIES OF MATERIALS TO HOUSEHOLDS. Generally the funds will mail only one copy of each prospectus, annual and semi-annual report to shareholders having the same last name and address on the funds' records. The consolidation of these mailings, called householding, benefits the funds through reduced mailing expenses.

If you want to receive multiple copies of these materials, you may call us at 1-888-843-7824. You may also notify us in writing. Individual copies of prospectuses and reports will be sent to you commencing within 30 days after we receive your request to stop householding.




68                                                     THE HARTFORD MUTUAL FUNDS

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

The financial highlights table for each fund is intended to help you understand the fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table for each fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended October 31, 2007, October 31, 2006, October 31, 2005, October 31, 2004 and October 31, 2003 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund's financial statements and financial highlights, is included in the annual report which is available upon request.


THE HARTFORD MUTUAL FUNDS                                                     69

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                     -- SELECTED PER-SHARE DATA (A) --
                    ---------------------------------------------------------------------------------------------------




                                                          NET
                                                        REALIZED
                                                          AND                              DISTRIBUTIONS
                    NET ASSET      NET                 UNREALIZED     TOTAL     DIVIDENDS       FROM
                     VALUE AT  INVESTMENT   PAYMENTS      GAIN        FROM      FROM NET      REALIZED    DISTRIBUTIONS
                    BEGINNING    INCOME    FROM (TO)   (LOSS) ON   INVESTMENT  INVESTMENT     CAPITAL          FROM
                    OF PERIOD    (LOSS)    AFFILIATE  INVESTMENTS  OPERATIONS    INCOME        GAINS         CAPITAL
                    ---------  ----------  ---------  -----------  ----------  ----------  -------------  -------------
THE HARTFORD BALANCED INCOME FUND
  For the Year Ended October 31, 2007
  Class A.........    $10.42      $0.34      $  --       $0.59        $0.93      $(0.33)       $   --          $--
  Class B.........     10.41       0.26         --        0.59         0.85       (0.28)           --           --
  Class C.........     10.41       0.26         --        0.58         0.84       (0.28)           --           --
  From (commencement of operations) July 31, 2006, through October 31, 2006
  Class A.........     10.00       0.09         --        0.39         0.48       (0.06)           --           --
  Class B.........     10.00       0.07         --        0.38         0.45       (0.04)           --           --
  Class C.........     10.00       0.06         --        0.40         0.46       (0.05)           --           --
THE HARTFORD DIVIDEND AND GROWTH FUND
  For the Year Ended October 31, 2007
  Class A.........     21.48       0.29       0.01        2.95         3.25       (0.27)        (1.34)          --
  Class B.........     21.17       0.11       0.01        2.90         3.02       (0.09)        (1.34)          --
  Class C.........     21.13       0.13       0.01        2.91         3.05       (0.12)        (1.34)          --
  For the Year Ended October 31, 2006(g)
  Class A.........     19.10       0.26         --        3.14         3.40       (0.26)        (0.76)          --
  Class B.........     18.84       0.09         --        3.10         3.19       (0.10)        (0.76)          --
  Class C.........     18.81       0.12         --        3.08         3.20       (0.12)        (0.76)          --
  For the Year Ended October 31, 2005
  Class A.........     17.79       0.23         --        1.51         1.74       (0.24)        (0.19)          --
  Class B.........     17.56       0.08         --        1.48         1.56       (0.09)        (0.19)          --
  Class C.........     17.53       0.10         --        1.48         1.58       (0.11)        (0.19)          --
  For the Year Ended October 31, 2004
  Class A.........     15.94       0.16       0.01        1.82         1.99       (0.14)           --           --
  Class B.........     15.75       0.03         --        1.80         1.83       (0.02)           --           --
  Class C.........     15.72       0.05       0.01        1.79         1.85       (0.04)           --           --
  For the Year Ended October 31, 2003
  Class A.........     13.58       0.12         --        2.37         2.49       (0.13)(i)        --           --
  Class B.........     13.43       0.03         --        2.32         2.35       (0.03)(i)        --           --
  Class C.........     13.40       0.04         --        2.32         2.36       (0.04)(i)        --           --
                      -- SELECTED PER-SHARE DATA (A) --
                    ------------------------------------
                                       NET
                                    INCREASE
                                   (DECREASE)  NET ASSET
                                     IN NET     VALUE AT
                        TOTAL         ASSET      END OF
                    DISTRIBUTIONS     VALUE      PERIOD
                    -------------  ----------  ---------

THE HARTFORD BALANCED INCOME FUND
  For the Year Ended October 31, 2007
  Class A.........      $(0.33)       $0.60      $11.02
  Class B.........       (0.28)        0.57       10.98
  Class C.........       (0.28)        0.56       10.97
  From (commencement of operations) July 31, 2006,
     through October 31, 2006
  Class A.........       (0.06)        0.42       10.42
  Class B.........       (0.04)        0.41       10.41
  Class C.........       (0.05)        0.41       10.41
THE HARTFORD DIVIDEND AND GROWTH FUND
  For the Year Ended October 31, 2007
  Class A.........       (1.61)        1.64       23.12
  Class B.........       (1.43)        1.59       22.76
  Class C.........       (1.46)        1.59       22.72
  For the Year Ended October 31, 2006(g)
  Class A.........       (1.02)        2.38       21.48
  Class B.........       (0.86)        2.33       21.17
  Class C.........       (0.88)        2.32       21.13
  For the Year Ended October 31, 2005
  Class A.........       (0.43)        1.31       19.10
  Class B.........       (0.28)        1.28       18.84
  Class C.........       (0.30)        1.28       18.81
  For the Year Ended October 31, 2004
  Class A.........       (0.14)        1.85       17.79
  Class B.........       (0.02)        1.81       17.56
  Class C.........       (0.04)        1.81       17.53
  For the Year Ended October 31, 2003
  Class A.........       (0.13)        2.36       15.94
  Class B.........       (0.03)        2.32       15.75
  Class C.........       (0.04)        2.32       15.72




70                                                     THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                     -- RATIOS AND SUPPLEMENTAL DATA --
      ------------------------------------------------------------------------------------------------

                                    RATIO OF        RATIO OF        RATIO OF
                                    EXPENSES        EXPENSES        EXPENSES
                                   TO AVERAGE      TO AVERAGE      TO AVERAGE
                                   NET ASSETS      NET ASSETS      NET ASSETS
                                     BEFORE           AFTER           AFTER       RATIO OF
                                   WAIVERS AND     WAIVERS AND     WAIVERS AND       NET
                     NET ASSETS  REIMBURSEMENTS  REIMBURSEMENTS  REIMBURSEMENTS  INVESTMENT
                       AT END     AND INCLUDING   AND INCLUDING   AND EXCLUDING   INCOME TO  PORTFOLIO
         TOTAL        OF PERIOD     INTEREST        INTEREST        INTEREST       AVERAGE    TURNOVER
      RETURN (B)       (000'S)     EXPENSE (D)     EXPENSE (D)     EXPENSE (D)   NET ASSETS   RATE (C)
      ----------     ----------  --------------  --------------  --------------  ----------  ---------



          9.07%      $   40,501       1.33%           1.19%           1.19%         3.57%        27
          8.22            2,280       2.21            2.00            2.00          2.76         --
          8.17            4,256       2.14            2.00            2.00          2.76         --

          4.78(f)        11,513       1.58(e)         1.26(e)         1.26(e)       3.48(e)       8
          4.54(f)           304       2.34(e)         2.00(e)         2.00(e)       2.73(e)      --
          4.56(f)           400       2.39(e)         2.00(e)         2.00(e)       2.67(e)      --


         16.20(i)     3,236,757       1.09            1.09            1.09          1.35         24
         15.22(i)       395,552       1.95            1.95            1.95          0.50         --
         15.42(i)       365,443       1.82            1.82            1.82          0.62         --

         18.63        2,626,634       1.14            1.14            1.14          1.32         29
         17.63          365,678       1.99            1.99            1.99          0.48         --
         17.75          317,139       1.87            1.87            1.87          0.60         --

          9.87        2,109,617       1.17            1.17            1.17          1.25         26
          8.92          343,650       2.01            2.01            2.01          0.41         --
          9.08          280,967       1.89            1.89            1.89          0.54         --

         12.53(h)     1,838,567       1.23            1.23            1.23          0.96         25
         11.62          319,512       2.04            2.04            2.04          0.16         --
         11.76(h)       277,706       1.90            1.90            1.90          0.29         --

         18.42        1,296,982       1.41            1.40            1.40          0.88         31
         17.52          257,856       2.14            2.13            2.13          0.16         --
         17.67          230,348       2.02            2.02            2.02          0.27         --




THE HARTFORD MUTUAL FUNDS                                                     71

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                     -- SELECTED PER-SHARE DATA (A) --
                    ---------------------------------------------------------------------------------------------------




                                                          NET
                                                        REALIZED
                                                          AND                              DISTRIBUTIONS
                    NET ASSET      NET                 UNREALIZED     TOTAL     DIVIDENDS       FROM
                     VALUE AT  INVESTMENT   PAYMENTS      GAIN        FROM      FROM NET      REALIZED    DISTRIBUTIONS
                    BEGINNING    INCOME    FROM (TO)   (LOSS) ON   INVESTMENT  INVESTMENT     CAPITAL          FROM
                    OF PERIOD    (LOSS)    AFFILIATE  INVESTMENTS  OPERATIONS    INCOME        GAINS         CAPITAL
                    ---------  ----------  ---------  -----------  ----------  ----------  -------------  -------------
THE HARTFORD EQUITY INCOME FUND
  For the Year Ended October 31, 2007
  Class A.........    $14.00     $ 0.27       $--        $1.69        $1.96      $(0.26)       $(0.54)         $--
  Class B.........     13.97       0.16        --         1.67         1.83       (0.14)        (0.54)          --
  Class C.........     13.99       0.18        --         1.67         1.85       (0.16)        (0.54)          --
  For the Year Ended October 31, 2006
  Class A.........     12.09       0.26        --         1.96         2.22       (0.28)        (0.03)          --
  Class B.........     12.07       0.16        --         1.94         2.10       (0.17)        (0.03)          --
  Class C.........     12.08       0.17        --         1.96         2.13       (0.19)        (0.03)          --
  For the Year Ended October 31, 2005
  Class A.........     11.28       0.27        --         0.82         1.09       (0.26)        (0.02)          --
  Class B.........     11.26       0.17        --         0.82         0.99       (0.16)        (0.02)          --
  Class C.........     11.27       0.20        --         0.81         1.01       (0.18)        (0.02)          --
  For the Year Ended October 31, 2004
  Class A.........     10.37       0.21        --         0.90         1.11       (0.20)           --           --
  Class B.........     10.36       0.13        --         0.89         1.02       (0.12)           --           --
  Class C.........     10.36       0.15        --         0.89         1.04       (0.13)           --           --
  From inception August 28, 2003, through October 31, 2003
  Class A.........     10.00       0.02        --         0.35         0.37          --            --           --
  Class B.........     10.00       0.01        --         0.35         0.36          --            --           --
  Class C.........     10.00       0.01        --         0.35         0.36          --            --           --
THE HARTFORD MIDCAP VALUE FUND
  For the Year Ended October 31, 2007
  Class A.........     14.57         --        --         2.14         2.14          --         (1.91)          --
  Class B.........     13.93      (0.11)       --         2.04         1.93          --         (1.91)          --
  Class C.........     13.93      (0.10)       --         2.04         1.94          --         (1.91)          --
  For the Year Ended October 31, 2006
  Class A.........     13.29       0.01        --         2.59         2.60          --         (1.32)          --
  Class B.........     12.85      (0.10)       --         2.50         2.40          --         (1.32)          --
  Class C.........     12.85      (0.10)       --         2.50         2.40          --         (1.32)          --
  For the Year Ended October 31, 2005
  Class A.........     12.89      (0.04)       --         1.41         1.37          --         (0.97)          --
  Class B.........     12.59      (0.14)       --         1.37         1.23          --         (0.97)          --
  Class C.........     12.59      (0.15)       --         1.38         1.23          --         (0.97)          --
  For the Year Ended October 31, 2004
  Class A.........     11.32      (0.04)       --         1.61         1.57          --            --           --
  Class B.........     11.12      (0.13)       --         1.60         1.47          --            --           --
  Class C.........     11.13      (0.13)       --         1.59         1.46          --            --           --
  For the Year Ended October 31, 2003 (g)
  Class A.........      8.34      (0.03)       --         3.01         2.98          --            --           --
  Class B.........      8.25      (0.09)       --         2.96         2.87          --            --           --
  Class C.........      8.25      (0.09)       --         2.97         2.88          --            --           --
                      -- SELECTED PER-SHARE DATA (A) --
                    ------------------------------------
                                       NET
                                    INCREASE
                                   (DECREASE)  NET ASSET
                                     IN NET     VALUE AT
                        TOTAL         ASSET      END OF
                    DISTRIBUTIONS     VALUE      PERIOD
                    -------------  ----------  ---------

THE HARTFORD EQUITY INCOME FUND
  For the Year Ended October 31, 2007
  Class A.........      $(0.80)       $1.16      $15.16
  Class B.........       (0.68)        1.15       15.12
  Class C.........       (0.70)        1.15       15.14
  For the Year Ended October 31, 2006
  Class A.........       (0.31)        1.91       14.00
  Class B.........       (0.20)        1.90       13.97
  Class C.........       (0.22)        1.91       13.99
  For the Year Ended October 31, 2005
  Class A.........       (0.28)        0.81       12.09
  Class B.........       (0.18)        0.81       12.07
  Class C.........       (0.20)        0.81       12.08
  For the Year Ended October 31, 2004
  Class A.........       (0.20)        0.91       11.28
  Class B.........       (0.12)        0.90       11.26
  Class C.........       (0.13)        0.91       11.27
  From inception August 28, 2003, through October 31,
     2003
  Class A.........          --         0.37       10.37
  Class B.........          --         0.36       10.36
  Class C.........          --         0.36       10.36
THE HARTFORD MIDCAP VALUE FUND
  For the Year Ended October 31, 2007
  Class A.........       (1.91)        0.23       14.80
  Class B.........       (1.91)        0.02       13.95
  Class C.........       (1.91)        0.03       13.96
  For the Year Ended October 31, 2006
  Class A.........       (1.32)        1.28       14.57
  Class B.........       (1.32)        1.08       13.93
  Class C.........       (1.32)        1.08       13.93
  For the Year Ended October 31, 2005
  Class A.........       (0.97)        0.40       13.29
  Class B.........       (0.97)        0.26       12.85
  Class C.........       (0.97)        0.26       12.85
  For the Year Ended October 31, 2004
  Class A.........          --         1.57       12.89
  Class B.........          --         1.47       12.59
  Class C.........          --         1.46       12.59
  For the Year Ended October 31, 2003 (g)
  Class A.........          --         2.98       11.32
  Class B.........          --         2.87       11.12
  Class C.........          --         2.88       11.13




72                                                     THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                     -- RATIOS AND SUPPLEMENTAL DATA --
      ------------------------------------------------------------------------------------------------

                                    RATIO OF        RATIO OF        RATIO OF
                                    EXPENSES        EXPENSES        EXPENSES
                                   TO AVERAGE      TO AVERAGE      TO AVERAGE
                                   NET ASSETS      NET ASSETS      NET ASSETS
                                     BEFORE           AFTER           AFTER       RATIO OF
                                   WAIVERS AND     WAIVERS AND     WAIVERS AND       NET
                     NET ASSETS  REIMBURSEMENTS  REIMBURSEMENTS  REIMBURSEMENTS  INVESTMENT
                       AT END     AND INCLUDING   AND INCLUDING   AND EXCLUDING   INCOME TO  PORTFOLIO
         TOTAL        OF PERIOD     INTEREST        INTEREST        INTEREST       AVERAGE    TURNOVER
      RETURN (B)       (000'S)     EXPENSE (D)     EXPENSE (D)     EXPENSE (D)   NET ASSETS   RATE (C)
      ----------     ----------  --------------  --------------  --------------  ----------  ---------



         14.68%       $758,905        1.22%           1.12%           1.12%          1.93%       20%
         13.69          52,424        2.07            1.97            1.97           1.09        --
         13.80          72,690        1.94            1.84            1.84           1.23        --

         18.70         529,664        1.30            1.00            1.00           2.02        24
         17.67          43,198        2.14            1.84            1.84           1.19        --
         17.88          61,572        2.01            1.71            1.71           1.33        --

          9.74         379,604        1.34            0.51            0.51           2.41        23
          8.84          33,989        2.18            1.38            1.38           1.53        --
          9.00          53,435        2.03            1.23            1.23           1.70        --

         10.82         211,826        1.40            0.56            0.56           2.26        22
          9.93          18,438        2.20            1.37            1.37           1.46        --
         10.12          44,043        2.02            1.19            1.19           1.64        --

          3.70(f)       26,649        1.53(e)         0.73(e)         0.73(e)        1.81(e)      1
          3.60(f)        2,421        2.27(e)         1.47(e)         1.47(e)        1.10(e)     --
          3.60(f)        7,639        2.15(e)         1.35(e)         1.35(e)        1.23(e)     --


         16.72(h)      311,227        1.39            1.39            1.39             --        46
         15.86(h)       60,957        2.23            2.15            2.15          (0.75)       --
         15.94(h)       63,292        2.10            2.10            2.10          (0.70)       --

         21.37         305,002        1.45            1.40            1.40           0.06        40
         20.46          62,580        2.28            2.15            2.15          (0.69)       --
         20.45          63,302        2.16            2.15            2.15          (0.69)       --

         11.31         280,662        1.49            1.40            1.40          (0.31)       49
         10.40          59,350        2.33            2.15            2.15          (1.06)       --
         10.40          61,194        2.19            2.15            2.15          (1.06)       --

         13.87         280,173        1.56            1.45            1.45          (0.03)       46
         13.22          60,558        2.36            2.15            2.15          (1.04)       --
         13.12          67,132        2.20            2.15            2.15          (1.04)       --

         35.73         155,614        1.60            1.45            1.45          (0.35)       56
         34.79          42,407        2.33            2.15            2.15          (1.05)       --
         34.91          49,566        2.20            2.15            2.15          (1.05)       --




THE HARTFORD MUTUAL FUNDS                                                     73

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                     -- SELECTED PER-SHARE DATA (A) --
                    ---------------------------------------------------------------------------------------------------




                                                          NET
                                                        REALIZED
                                                          AND                              DISTRIBUTIONS
                    NET ASSET      NET                 UNREALIZED     TOTAL     DIVIDENDS       FROM
                     VALUE AT  INVESTMENT   PAYMENTS      GAIN        FROM      FROM NET      REALIZED    DISTRIBUTIONS
                    BEGINNING    INCOME    FROM (TO)   (LOSS) ON   INVESTMENT  INVESTMENT     CAPITAL          FROM
                    OF PERIOD    (LOSS)    AFFILIATE  INVESTMENTS  OPERATIONS    INCOME        GAINS         CAPITAL
                    ---------  ----------  ---------  -----------  ----------  ----------  -------------  -------------
THE HARTFORD SELECT MIDCAP VALUE FUND
  For the Year Ended October 31, 2007
  Class A.........    $12.41     $ 0.05       $--        $0.21        $0.26      $   --        $(0.50)         $--
  Class B.........     12.28      (0.04)       --         0.22         0.18          --         (0.50)          --
  Class C.........     12.28      (0.04)       --         0.21         0.17          --         (0.50)          --
  For the Year Ended October 31, 2006
  Class A.........     10.79         --        --         1.87         1.87       (0.01)        (0.24)          --
  Class B.........     10.75      (0.10)       --         1.87         1.77          --         (0.24)          --
  Class C.........     10.75      (0.09)       --         1.86         1.77          --         (0.24)          --
  From (commencement of operations) April 29, 2005, through October 31, 2005
  Class A.........     10.00         --        --         0.79         0.79          --            --           --
  Class B.........     10.00      (0.03)       --         0.78         0.75          --            --           --
  Class C.........     10.00      (0.03)       --         0.78         0.75          --            --           --
THE HARTFORD SELECT SMALLCAP VALUE FUND
  For the Year Ended October 31, 2007
  Class A.........     10.96       0.07        --         0.78         0.85          --         (0.02)          --
  Class B.........     10.93      (0.02)       --         0.76         0.74          --         (0.02)          --
  Class C.........     10.93      (0.02)       --         0.77         0.75          --         (0.02)          --
  From (commencement of operations) July 31, 2006, through October 31, 2006(g)
  Class A.........     10.00       0.02        --         0.94         0.96          --            --           --
  Class B.........     10.00         --        --         0.93         0.93          --            --           --
  Class C.........     10.00         --        --         0.93         0.93          --            --           --
THE HARTFORD VALUE FUND
  For the Year Ended October 31, 2007
  Class A.........     12.91       0.12        --         1.89         2.01          --         (0.79)          --
  Class B.........     12.71       0.01        --         1.85         1.86          --         (0.79)          --
  Class C.........     12.71       0.02        --         1.84         1.86          --         (0.79)          --
  For the Year Ended October 31, 2006
  Class A.........     10.79       0.09        --         2.11         2.20       (0.08)           --           --
  Class B.........     10.62       0.01        --         2.08         2.09          --            --           --
  Class C.........     10.62       0.01        --         2.08         2.09          --            --           --
  For the Year Ended October 31, 2005
  Class A.........      9.71       0.08        --         1.04         1.12       (0.04)           --           --
  Class B.........      9.60         --        --         1.02         1.02          --            --           --
  Class C.........      9.60         --        --         1.02         1.02          --            --           --
  For the Year Ended October 31, 2004(g)
  Class A.........      8.92       0.07        --         0.79         0.86       (0.07)           --           --
  Class B.........      8.83       0.01        --         0.78         0.79       (0.02)           --           --
  Class C.........      8.83       0.01        --         0.78         0.79       (0.02)           --           --
  For the Year Ended October 31, 2003(g)
  Class A.........      7.59       0.08        --         1.31         1.39       (0.06)           --           --
  Class B.........      7.51       0.03        --         1.29         1.32          --            --           --
  Class C.........      7.51       0.03        --         1.29         1.32          --            --           --
                      -- SELECTED PER-SHARE DATA (A) --
                    ------------------------------------
                                       NET
                                    INCREASE
                                   (DECREASE)  NET ASSET
                                     IN NET     VALUE AT
                        TOTAL         ASSET      END OF
                    DISTRIBUTIONS     VALUE      PERIOD
                    -------------  ----------  ---------

THE HARTFORD SELECT MIDCAP VALUE FUND
  For the Year Ended October 31, 2007
  Class A.........      $(0.50)      $(0.24)     $12.17
  Class B.........       (0.50)       (0.32)      11.96
  Class C.........       (0.50)       (0.33)      11.95
  For the Year Ended October 31, 2006
  Class A.........       (0.25)        1.62       12.41
  Class B.........       (0.24)        1.53       12.28
  Class C.........       (0.24)        1.53       12.28
  From (commencement of operations) April 29, 2005,
     through October 31, 2005
  Class A.........          --         0.79       10.79
  Class B.........          --         0.75       10.75
  Class C.........          --         0.75       10.75
THE HARTFORD SELECT SMALLCAP VALUE FUND
  For the Year Ended October 31, 2007
  Class A.........       (0.02)        0.83       11.79
  Class B.........       (0.02)        0.72       11.65
  Class C.........       (0.02)        0.73       11.66
  From (commencement of operations) July 31, 2006,
     through October 31, 2006(g)
  Class A.........          --         0.96       10.96
  Class B.........          --         0.93       10.93
  Class C.........          --         0.93       10.93
THE HARTFORD VALUE FUND
  For the Year Ended October 31, 2007
  Class A.........       (0.79)        1.22       14.13
  Class B.........       (0.79)        1.07       13.78
  Class C.........       (0.79)        1.07       13.78
  For the Year Ended October 31, 2006
  Class A.........       (0.08)        2.12       12.91
  Class B.........          --         2.09       12.71
  Class C.........          --         2.09       12.71
  For the Year Ended October 31, 2005
  Class A.........       (0.04)        1.08       10.79
  Class B.........          --         1.02       10.62
  Class C.........          --         1.02       10.62
  For the Year Ended October 31, 2004(g)
  Class A.........       (0.07)        0.79        9.71
  Class B.........       (0.02)        0.77        9.60
  Class C.........       (0.02)        0.77        9.60
  For the Year Ended October 31, 2003(g)
  Class A.........       (0.06)        1.33        8.92
  Class B.........          --         1.32        8.83
  Class C.........          --         1.32        8.83




74                                                     THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                     -- RATIOS AND SUPPLEMENTAL DATA --
      ------------------------------------------------------------------------------------------------

                                    RATIO OF        RATIO OF        RATIO OF
                                    EXPENSES        EXPENSES        EXPENSES
                                   TO AVERAGE      TO AVERAGE      TO AVERAGE
                                   NET ASSETS      NET ASSETS      NET ASSETS
                                     BEFORE           AFTER           AFTER       RATIO OF
                                   WAIVERS AND     WAIVERS AND     WAIVERS AND       NET
                     NET ASSETS  REIMBURSEMENTS  REIMBURSEMENTS  REIMBURSEMENTS  INVESTMENT
                       AT END     AND INCLUDING   AND INCLUDING   AND EXCLUDING   INCOME TO  PORTFOLIO
         TOTAL        OF PERIOD     INTEREST        INTEREST        INTEREST       AVERAGE    TURNOVER
      RETURN (B)       (000'S)     EXPENSE (D)     EXPENSE (D)     EXPENSE (D)   NET ASSETS   RATE (C)
      ----------     ----------  --------------  --------------  --------------  ----------  ---------



          2.16%        $39,238        1.42%           1.33%           1.33%          0.38%      209
          1.51           4,322        2.35            2.01            2.01          (0.29)       --
          1.42           8,300        2.17            2.07            2.07          (0.36)       --

         17.66          47,937        1.69            1.55            1.55          (0.10)       63
         16.79           4,137        2.67            2.30            2.30          (0.84)       --
         16.79           7,417        2.53            2.30            2.30          (0.84)       --

          7.90(f)       22,423        1.67(e)         1.55(e)         1.55(e)       (0.08)(e)    30
          7.50(f)        1,714        2.64(e)         2.30(e)         2.30(e)       (0.92)(e)    --
          7.50(f)        2,885        2.53(e)         2.30(e)         2.30(e)       (0.96)(e)    --


          7.78          19,106        1.40            1.40            1.40           0.67        58
          6.79             587        2.38            2.35            2.35          (0.25)       --
          6.88             749        2.33            2.33            2.33          (0.27)       --

          9.60(f)       15,872        1.73(e)         1.60(e)         1.60(e)        0.78(e)     10
          9.30(f)          308        2.53(e)         2.35(e)         2.35(e)        0.03(e)     --
          9.30(f)          280        2.51(e)         2.35(e)         2.35(e)        0.03(e)     --


         16.61(h)       89,023        1.32            1.32            1.32           0.89        32
         15.63(h)       12,976        2.23            2.15            2.15           0.07        --
         15.63(h)       13,710        2.09            2.09            2.09           0.13        --

         20.52          79,476        1.38            1.38            1.38           0.89        50
         19.68          11,957        2.29            2.13            2.13           0.15        --
         19.68          12,943        2.15            2.15            2.15           0.12        --

         11.50          63,417        1.41            1.40            1.40           0.76        29
         10.62          10,091        2.34            2.15            2.15           0.01        --
         10.62          10,238        2.19            2.15            2.15           0.02        --

          9.70          56,845        1.46            1.45            1.45           0.76        34
          8.91           8,948        2.36            2.15            2.15           0.06        --
          8.91          10,838        2.17            2.15            2.15           0.06        --

         18.43          42,101        1.57            1.45            1.45           1.02        35
         17.58           7,305        2.30            2.15            2.15           0.32        --
         17.58          10,231        2.18            2.15            2.15           0.32        --




THE HARTFORD MUTUAL FUNDS                                                     75

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                     -- SELECTED PER-SHARE DATA (A) --
                    ---------------------------------------------------------------------------------------------------




                                                          NET
                                                        REALIZED
                                                          AND                              DISTRIBUTIONS
                    NET ASSET      NET                 UNREALIZED     TOTAL     DIVIDENDS       FROM
                     VALUE AT  INVESTMENT   PAYMENTS      GAIN        FROM      FROM NET      REALIZED    DISTRIBUTIONS
                    BEGINNING    INCOME    FROM (TO)   (LOSS) ON   INVESTMENT  INVESTMENT     CAPITAL          FROM
                    OF PERIOD    (LOSS)    AFFILIATE  INVESTMENTS  OPERATIONS    INCOME        GAINS         CAPITAL
                    ---------  ----------  ---------  -----------  ----------  ----------  -------------  -------------
THE HARTFORD VALUE OPPORTUNITIES FUND
  For the Year Ended October 31, 2007
  Class A.........    $18.26     $ 0.08       $--        $1.56        $1.64      $(0.14)       $(1.52)         $--
  Class B.........     16.92      (0.04)       --         1.43         1.39       (0.04)        (1.52)          --
  Class C.........     16.92      (0.01)       --         1.40         1.39       (0.08)        (1.52)          --
  For the Year Ended October 31, 2006(g)
  Class A.........     15.56       0.09        --         3.11         3.20          --         (0.50)          --
  Class B.........     14.56      (0.03)       --         2.89         2.86          --         (0.50)          --
  Class C.........     14.56      (0.04)       --         2.90         2.86          --         (0.50)          --
  For the Year Ended October 31, 2005
  Class A.........     14.06       0.03        --         1.47         1.50          --            --           --
  Class B.........     13.24      (0.05)       --         1.37         1.32          --            --           --
  Class C.........     13.25      (0.05)       --         1.36         1.31          --            --           --
  For the Year Ended October 31, 2004
  Class A.........     12.15       0.01        --         1.90         1.91          --            --           --
  Class B.........     11.53      (0.06)       --         1.77         1.71          --            --           --
  Class C.........     11.53      (0.06)       --         1.78         1.72          --            --           --
  For the Year Ended October 31, 2003
  Class A.........      9.26      (0.01)       --         2.90         2.89          --            --           --
  Class B.........      8.84      (0.04)       --         2.73         2.69          --            --           --
  Class C.........      8.85      (0.04)       --         2.72         2.68          --            --           --
                      -- SELECTED PER-SHARE DATA (A) --
                    ------------------------------------
                                       NET
                                    INCREASE
                                   (DECREASE)  NET ASSET
                                     IN NET     VALUE AT
                        TOTAL         ASSET      END OF
                    DISTRIBUTIONS     VALUE      PERIOD
                    -------------  ----------  ---------
THE HARTFORD VALUE OPPORTUNITIES FUND
  For the Year Ended October 31, 2007
  Class A.........      $(1.66)      $(0.02)     $18.24
  Class B.........       (1.56)       (0.17)      16.75
  Class C.........       (1.60)       (0.21)      16.71
  For the Year Ended October 31, 2006(g)
  Class A.........       (0.50)        2.70       18.26
  Class B.........       (0.50)        2.36       16.92
  Class C.........       (0.50)        2.36       16.92
  For the Year Ended October 31, 2005
  Class A.........          --         1.50       15.56
  Class B.........          --         1.32       14.56
  Class C.........          --         1.31       14.56
  For the Year Ended October 31, 2004
  Class A.........          --         1.91       14.06
  Class B.........          --         1.71       13.24
  Class C.........          --         1.72       13.25
  For the Year Ended October 31, 2003
  Class A.........          --         2.89       12.15
  Class B.........          --         2.69       11.53
  Class C.........          --         2.68       11.53



--------
(a) Information presented relates to a share of capital stock outstanding throughout the indicated period.
(b) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(c) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(d) Ratios do not include fees paid indirectly. (See page 78 for impact on ratios)
(e) Annualized.
(f) Not annualized.
(g) Per share amounts have been calculated using average shares outstanding method.
(h) Total return without the inclusion of the Payments from (to) Affiliate, as noted on the Statement of Operations, can be found on page 79.
(i) This includes a tax return of capital of less than $0.01.






76                                                     THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                     -- RATIOS AND SUPPLEMENTAL DATA --
      ------------------------------------------------------------------------------------------------

                                    RATIO OF        RATIO OF        RATIO OF
                                    EXPENSES        EXPENSES        EXPENSES
                                   TO AVERAGE      TO AVERAGE      TO AVERAGE
                                   NET ASSETS      NET ASSETS      NET ASSETS
                                     BEFORE           AFTER           AFTER       RATIO OF
                                   WAIVERS AND     WAIVERS AND     WAIVERS AND       NET
                     NET ASSETS  REIMBURSEMENTS  REIMBURSEMENTS  REIMBURSEMENTS  INVESTMENT
                       AT END     AND INCLUDING   AND INCLUDING   AND EXCLUDING   INCOME TO  PORTFOLIO
         TOTAL        OF PERIOD     INTEREST        INTEREST        INTEREST       AVERAGE    TURNOVER
      RETURN (B)       (000'S)     EXPENSE (D)     EXPENSE (D)     EXPENSE (D)   NET ASSETS   RATE (C)
      ----------     ----------  --------------  --------------  --------------  ----------  ---------



          9.73%(h)    $157,671        1.48%           1.40%           1.40%          0.48%       77
          8.90(h)       20,792        2.38            2.13            2.13          (0.25)       --
          8.91(h)       32,738        2.19            2.15            2.15          (0.28)       --

         21.12         111,324        1.52            1.40            1.40           0.51        57
         20.21          18,271        2.38            2.12            2.12          (0.20)       --
         20.20          22,466        2.22            2.15            2.15          (0.24)       --

         10.67          66,368        1.62            1.40            1.40           0.27        38
          9.97          13,560        2.51            2.15            2.15          (0.47)       --
          9.89          13,258        2.33            2.15            2.15          (0.47)       --

         15.72          24,601        1.82            1.45            1.45           0.08        52
         14.83           5,709        2.70            2.15            2.15          (0.64)       --
         14.92           5,627        2.47            2.15            2.15          (0.64)       --

         31.21           5,917        1.92            1.45            1.45          (0.10)       57
         30.43           1,932        2.63            2.15            2.15          (0.80)       --
         30.28           1,613        2.51            2.15            2.15          (0.81)       --




THE HARTFORD MUTUAL FUNDS                                                     77

                                                            FEES PAID INDIRECTLY
--------------------------------------------------------------------------------

The ratio of expenses to average net assets in the financial highlights excludes fees paid indirectly. Had the fees paid indirectly been included, the annualized expense ratios for the periods listed below would have been as follow:

FUND                                         YEAR ENDED          YEAR ENDED          YEAR ENDED
----                                      OCTOBER 31, 2007    OCTOBER 31, 2006    OCTOBER 31, 2005
                                          --------------------------------------------------------
BALANCED INCOME FUND
Class A Shares                                  1.19%               1.25%#
Class B Shares                                  2.00%               2.00%#
Class C Shares                                  2.00%               2.00%#
DIVIDEND AND GROWTH FUND
Class A Shares                                  1.09%               1.13%               1.16%
Class B Shares                                  1.95%               1.98%               2.01%
Class C Shares                                  1.82%               1.86%               1.88%
EQUITY INCOME FUND
Class A Shares                                  1.12%               1.00%               0.50%
Class B Shares                                  1.96%               1.84%               1.38%
Class C Shares                                  1.83%               1.70%               1.22%
MIDCAP VALUE FUND
Class A Shares                                  1.39%               1.39%               1.38%
Class B Shares                                  2.15%               2.14%               2.13%
Class C Shares                                  2.09%               2.14%               2.13%
SELECT MIDCAP VALUE FUND
Class A Shares                                  1.32%               1.50%              1.54%@
Class B Shares                                  2.00%               2.25%              2.29%@
Class C Shares                                  2.07%               2.25%              2.29%@
SELECT SMALLCAP VALUE FUND
Class A Shares                                  1.40%               1.60%#
Class B Shares                                  2.35%               2.35%#
Class C Shares                                  2.32%               2.35%#
VALUE FUND
Class A Shares                                  1.32%               1.37%               1.39%
Class B Shares                                  2.15%               2.12%               2.14%
Class C Shares                                  2.09%               2.14%               2.14%
VALUE OPPORTUNITIES FUND
Class A Shares                                  1.40%               1.39%               1.39%
Class B Shares                                  2.13%               2.11%               2.14%
Class C Shares                                  2.15%               2.14%               2.14%


--------
@ From April 29, 2005 (commencement of operations), through October 31, 2005.

# From July 31, 2006 (commencement of operations), through October 31, 2006.


78                                                     THE HARTFORD MUTUAL FUNDS

                                                         PAYMENTS FROM AFFILIATE
--------------------------------------------------------------------------------

The total return in the financial highlights includes payment from affiliates. Had the payment from affiliates been excluded, the total return for the periods listed below would have been as follow:

                                                                                        IMPACT FROM
                                                                                       PAYMENT FROM
                                                                                       AFFILIATE FOR
                                                 IMPACT FROM                          TRANSFER AGENT
                             IMPACT FROM        PAYMENT FROM                            ALLOCATION
                             PAYMENT FROM       AFFILIATE FOR       TOTAL RETURN        METHODOLOGY       TOTAL RETURN
                          AFFILIATE FOR SEC        TRADING       EXCLUDING PAYMENTS   REIMBURSEMENTS   EXCLUDING PAYMENTS
                            SETTLEMENT FOR     REIMBURSEMENTS    FROM AFFILIATE FOR       FOR THE      FROM AFFILIATE FOR
FUND                        THE YEAR ENDED   FOR THE YEAR ENDED    THE YEAR ENDED       YEAR ENDED       THE YEAR ENDED
----                       OCTOBER 31, 2007   OCTOBER 31, 2007    OCTOBER 31, 2007   OCTOBER 31, 2004   OCTOBER 31, 2004
                          -----------------------------------------------------------------------------------------------
Dividend and Growth Fund
  Class A                        0.03%               --                 16.17%             0.06%              12.47%
Dividend and Growth Fund
  Class B                        0.03%               --                 15.19%               --                  --
Dividend and Growth Fund
  Class C                        0.03%               --                 15.39%             0.04%              11.72%
MidCap Value Fund Class
  A                              0.01%               --                 16.71%
MidCap Value Fund Class
  B                              0.01%               --                 15.85%
MidCap Value Fund Class
  C                              0.01%               --                 15.93%
Value Fund Class A                 --                --                 16.60%               --                  --
Value Fund Class B                 --                --                 15.62%               --                  --
Value Fund Class C                 --                --                 15.62%               --                  --
Value Opportunities Fund
  Class A                        0.01%               --                  9.72%               --                  --
Value Opportunities Fund
  Class B                        0.01%               --                  8.89%               --                  --
Value Opportunities Fund
  Class C                        0.01%               --                  8.90%               --                  --




THE HARTFORD MUTUAL FUNDS                                                     79

                                              FUND CODE, CUSIP NUMBER AND SYMBOL

--------------------------------------------------------------------------------

                                            CLASS    FUND      CUSIP
NAME                                       SHARES    CODE      NUMBER     SYMBOL
----                                       ------    ----    ---------    ------
The Hartford Balanced Income Fund          A         1289    416648244    HBLAX
The Hartford Balanced Income Fund          B         1290    416648236    HBLBX
The Hartford Balanced Income Fund          C         1291    416648228    HBLCX
The Hartford Dividend and Growth Fund      A          223    416645844    IHGIX
The Hartford Dividend and Growth Fund      B          224    416645836    ITDGX
The Hartford Dividend and Growth Fund      C          248    416645596    HDGCX
The Hartford Equity Income Fund            A         1658    416648889    HQIAX
The Hartford Equity Income Fund            B         1659    416648871    HQIBX
The Hartford Equity Income Fund            C         1660    416648863    HQICX
The Hartford MidCap Value Fund             A         1281    416646107    HMVAX
The Hartford MidCap Value Fund             B         1282    416646206    HMVBX
The Hartford MidCap Value Fund             C         1283    416646305    HMVCX
The Hartford Select MidCap Value Fund      A         1213    416648517    HFVAX
The Hartford Select MidCap Value Fund      B         1214    416648491    HSVBX
The Hartford Select MidCap Value Fund      C         1215    416648483    HFVCX
The Hartford Select SmallCap Value Fund    A         1297    416648194    HTVAX
The Hartford Select SmallCap Value Fund    B         1298    416648186    HTVBX
The Hartford Select SmallCap Value Fund    C         1299    416648178    HTVCX
The Hartford Value Fund                    A         1285    416646404    HVFAX
The Hartford Value Fund                    B         1286    416646503    HVFBX
The Hartford Value Fund                    C         1287    416646602    HVFCX
The Hartford Value Opportunities Fund      A         1614    416529782    HVOAX
The Hartford Value Opportunities Fund      B         1615    416529774    HVOBX
The Hartford Value Opportunities Fund      C         1616    416529766    HVOCX




80                                                     THE HARTFORD MUTUAL FUNDS

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Two documents are available that offer further information on The Hartford Mutual Funds:

 ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional information about each fund is contained in the financial statements and portfolio holdings in the fund's annual and semi-annual reports. In the fund's annual report you will also find a discussion of the market conditions and investment strategies that significantly affected that fund's performance during the last fiscal year, as well as the independent registered public accounting firm's report.

 STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on the funds.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

The funds make available this prospectus, their SAI and annual/semi-annual reports free of charge, on the funds' website at www.hartfordinvestor.com.

To request a free copy of the current annual/semi-annual report for a fund and/or the SAI or for shareholder inquiries or other information about the funds, please contact the funds at:

 BY MAIL:

The Hartford Mutual Funds
P.O. Box 64387
St. Paul, MN 55164-0387

(For overnight mail)
The Hartford Mutual Funds
500 Bielenberg Drive
Woodbury, MN 55125-1400

 BY PHONE:

1-888-843-7824

 ON THE INTERNET:

www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

 IN PERSON:

at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

 INVESTING IN MUTUAL FUNDS:

Shareholders can obtain additional information about investing, including information about investing in mutual funds, on the SEC's Investor Education Web Site at http://www.sec.gov/investor.shtml and through the FINRA's Investor Information Web Site at http://www.finra.org/InvestorInformation/index.htm. To obtain additional information about the expenses associated with investing in mutual funds, the SEC provides a Mutual Fund Cost Calculator, available at http://www.sec.gov/investor/tools/mfcc/mfcc-intsec.htm; and FINRA provides a Mutual Funds and ETF Expense Analyzer, available at http://apps.finra.org/investor_Information/ea/1/mfetf.aspx.

 BY MAIL:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

 ON THE INTERNET OR BY E-MAIL:

Internet:  (on the EDGAR Database on the SEC's internet site) www.sec.gov

E-Mail:  publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBERS:
The Hartford Mutual Funds, Inc. 811-07589
The Hartford Mutual Funds II, Inc. 811-00558

THE HARTFORD MUTUAL FUNDS

                       CLASS A, CLASS B AND CLASS C SHARES

                       PROSPECTUS
                       MARCH 1, 2008


AS WITH ALL MUTUAL      THE HARTFORD TAXABLE FIXED INCOME FUNDS
FUNDS, THE
SECURITIES AND          THE HARTFORD HIGH YIELD FUND
EXCHANGE COMMISSION     THE HARTFORD INCOME FUND
HAS NOT APPROVED OR     THE HARTFORD INFLATION PLUS FUND
DISAPPROVED THESE       THE HARTFORD STRATEGIC INCOME FUND
SECURITIES OR PASSED    THE HARTFORD TOTAL RETURN BOND FUND
UPON THE ADEQUACY OF    THE HARTFORD U.S. GOVERNMENT SECURITIES FUND
THIS PROSPECTUS. ANY
REPRESENTATION TO
THE CONTRARY IS A
CRIMINAL OFFENSE.



                       THE HARTFORD MUTUAL FUNDS
                       P.O. BOX 64387
                       ST. PAUL, MN 55164-0387

                     [This page is intentionally left blank]

CONTENTS
--------------------------------------------------------------------------------


Introduction                   Introduction                                     2
A summary of each              The Hartford High Yield Fund
fund's                                                                          3
goals, principal               The Hartford Income Fund
strategies,                                                                     7
main risks, performance        The Hartford Inflation Plus Fund
and                                                                            12
expenses                       The Hartford Strategic Income Fund              18
                               The Hartford Total Return Bond Fund             21
                               The Hartford U.S. Government Securities Fund    26
Description of other           Investment strategies and investment matters    30
investment strategies          Terms used in this Prospectus
and                                                                            33
investment risks
Investment manager and         Management of the funds                         35
management fee
information
Information on your            About your account
account                                                                        39
                               Choosing a share class                          39
                               How sales charges are calculated                41
                               Sales charge reductions and waivers             42
                               Opening an account                              47
                               Buying shares                                   49
                               Selling shares                                  51
                               Transaction policies                            55
                               Dividends and account policies                  59
                               Additional investor services                    60
Further information on         Financial highlights
the funds                                                                      63
                               Fund code, CUSIP number and symbol              72
                               For more information                            73




THE HARTFORD MUTUAL FUNDS                                                      1

INTRODUCTION
--------------------------------------------------------------------------------

Each fund described in this prospectus has its own investment strategy and risk/reward profile. This prospectus relates to the Class A, Class B and Class C shares of the funds. Each of the funds also offers Class Y shares to certain qualified investors pursuant to a separate prospectus describing that class.

Each of the funds, except for the Income Fund, Strategic Income Fund and U.S. Government Securities Fund, also offers Class R3, Class R4, Class R5 and Class Y shares to employer-sponsored retirement plans pursuant to a separate prospectus describing these classes.

The High Yield Fund, Inflation Plus Fund, Strategic Income Fund and Total Return Bond Fund also offer Class I shares only through advisory fee-based wrap programs sponsored by financial intermediaries having a selling, administration or any similar agreement with the Funds, pursuant to a separate prospectus describing that class.

In addition, the U.S. Government Securities Fund also offers Class L shares to certain qualified investors pursuant to a separate prospectus describing that class.

Each fund is a diversified fund except for Inflation Plus Fund. Inflation Plus Fund is a non-diversified fund.

The funds are referred to as the Hartford Fixed Income Funds.

U.S. Government Securities Fund is a series of The Hartford Mutual Funds II, Inc. All other funds are series of The Hartford Mutual Funds, Inc.

Information on each fund, including risk factors for investing in diversified versus non-diversified funds, can be found on the pages following this introduction.

The investment manager to each fund is Hartford Investment Financial Services, LLC ("HIFSCO"). The day-to-day portfolio management of the funds is provided by an investment sub-adviser, Hartford Investment Management Company ("Hartford Investment Management"). Information regarding HIFSCO and Hartford Investment Management is included under the section entitled "Management of the Funds" in this prospectus.

THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC. HAVE EACH RECEIVED AN ORDER FROM THE SECURITIES AND EXCHANGE COMMISSION THAT PERMITS ITS INVESTMENT MANAGER, SUBJECT TO APPROVAL BY ITS BOARD OF DIRECTORS, TO CHANGE SUB-ADVISERS ENGAGED BY THE INVESTMENT MANAGER TO CONDUCT THE INVESTMENT PROGRAMS OF THE FUNDS WITHOUT SHAREHOLDER APPROVAL. FOR MORE INFORMATION, PLEASE SEE THIS PROSPECTUS UNDER "THE INVESTMENT MANAGER."

MUTUAL FUNDS ARE NOT BANK DEPOSITS AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. BECAUSE YOU COULD LOSE MONEY BY INVESTING IN THESE FUNDS, BE SURE TO READ ALL RISK DISCLOSURES CAREFULLY BEFORE INVESTING.



2                                                      THE HARTFORD MUTUAL FUNDS

THE HARTFORD HIGH YIELD FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford High Yield Fund seeks high current income. Growth of capital is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. The fund normally invests at least 80%, and may invest up to 100%, of its assets in non-investment grade debt securities (securities rated "Ba" or lower by Moody's, "BB" or lower by S&P or "BB" or lower by Fitch, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality). Debt securities rated below investment grade are commonly referred to as "high yield -- high risk securities" or "junk bonds". The fund will invest no more than 25% of its total assets in securities rated below "B3" by Moody's or "B-" by S&P or "B-" by Fitch, or, if unrated, determined to be of comparable quality by Hartford Investment Management. The fund may invest in bonds of any maturity although the fund tends to have an average maturity within the intermediate-term range, which is typically defined as between approximately 5 to 10 years. The fund may also invest up to 15% of its total assets in bank loans or loan participation interests in secured (including second lien loans -- secured loans with a claim on collateral subordinate to a senior lender's claim on such collateral) or unsecured variable, fixed or floating rate loans to corporations, partnerships and other entities (including loans of foreign borrowers and loans denominated in foreign currency).

The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities carrying warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in securities of foreign issuers and up to 10% of its total assets in non-dollar securities.

To achieve its goal of high current income, Hartford Investment Management's High Yield Team uses what is sometimes referred to as a "bottom-up" analysis in its credit underwriting and securities valuation discipline in order to determine which specific issuers and securities have the ability to support a high level of sustainable yield on debt securities. In this process, Hartford Investment Management assesses such factors as an issuer's business environment, as well as its financial statements, earnings/cash flow, the quality of its management team and its capital structure. Hartford Investment Management's economic outlook is also an important input in overlaying a "top-down" view of the economy in the construction of fund's interest rate and credit risk exposure.

The fund seeks its secondary goal of capital growth, when consistent with its primary objective of high current income, by investing in securities that Hartford Investment Management expects to appreciate in value as a result of declines in long-term interest rates or favorable developments affecting the business or prospects of the issuer which may improve the issuer's financial condition and credit rating. The fund may trade securities actively.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting the fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive bond funds.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain industries or investments don't perform as Hartford Investment Management expects, the fund could underperform its peers or lose money.



THE HARTFORD MUTUAL FUNDS                                                      3

                                                    THE HARTFORD HIGH YIELD FUND
--------------------------------------------------------------------------------

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

In some circumstances the fund's investments could become harder to value. Although bank loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. In certain cases, the market for bank loans and loan participations is not highly liquid, and the lack of a highly liquid secondary market may have an adverse impact on the value of such investments and the fund's ability to dispose of particular bank loans or loan participations when necessary to meet redemption of fund shares, to meet the fund's liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a highly liquid secondary market for certain bank loans and loan participations also may make it more difficult for the fund to value these investments for purposes of calculating its net asset value.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.


--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



4                                                      THE HARTFORD MUTUAL FUNDS

                                                    THE HARTFORD HIGH YIELD FUND
--------------------------------------------------------------------------------

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)

                                   (BAR CHART)



        3.47%     0.62%     2.89%    -7.67%    24.30%     6.98%     1.02%    10.82%     2.63%


        1999      2000      2001      2002      2003      2004      2005      2006      2007




 During the periods shown in the bar chart, the highest quarterly return was 9.20% (2nd quarter, 2003) and the lowest quarterly return was -5.86% (3rd quarter, 2002).

 AVERAGE ANNUAL TOTAL RETURNS
 FOR PERIODS ENDING 12/31/2007
 (INCLUDES SALES CHARGES)


                                                                               LIFE OF FUND
                                                      1 YEAR     5 YEARS     (SINCE 09/30/98)
  Class A Return Before Taxes                         -1.99%       7.84%           4.41%
  Class A Return After Taxes on Distributions         -4.47%       5.28%           1.48%
  Class A Return After Taxes on Distributions and
  Sale of Fund Shares                                 -1.30%       5.22%           1.91%
  Class B Return Before Taxes                         -3.03%       7.72%           4.16%
  Class C Return Before Taxes                          0.96%       8.14%           4.23%
  Lehman Brothers High Yield Corporate Index
  (reflects no deduction for fees, expenses or
  taxes)                                               1.87%      10.90%           6.00%


INDEX: The Lehman Brothers High Yield Corporate Index is an unmanaged broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the Securities and Exchange Commission. You cannot invest directly in an index.


THE HARTFORD MUTUAL FUNDS                                                      5

                                                    THE HARTFORD HIGH YIELD FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                                           CLASS A     CLASS B     CLASS C
SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum sales charge (load) imposed on purchases as a
  percentage of offering Price                              4.50%        None        None
  Maximum deferred sales charge (load) (as a percentage
  of purchase price or redemption proceeds, whichever is
  less)                                                      None(1)    5.00%       1.00%
  Exchange fees                                              None        None        None
ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)
  Management fees(2)                                        0.70%       0.70%       0.70%
  Distribution and service (12b-1) fees                     0.25%(3)    1.00%       1.00%
  Other expenses(4)                                         0.37%       0.44%       0.29%
  Total annual operating expenses                           1.32%       2.14%       1.99%
  Less: Contractual expense reimbursement(5)                0.17%       0.25%       0.09%
  Net annual operating expenses(5)                          1.15%       1.89%       1.90%



(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) Effective November 1, 2007, HIFSCO has permanently reduced its management fee at the first breakpoint for this fund.

(3) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(4) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses, restated to reflect current fees.

(5) HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.15%, 1.90% and 1.90%, respectively. In addition, HASCO, the fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2009, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                                  CLASS A     CLASS B     CLASS C
  Year 1                                                     $  562      $  692      $  293
  Year 3                                                     $  799      $  894      $  597
  Year 5                                                     $1,054      $1,221      $1,026
  Year 10                                                    $1,785      $2,019      $2,222


You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                               CLASS A     CLASS B     CLASS C
  Year 1                                                     $  562      $  192      $  193
  Year 3                                                     $  799      $  594      $  597
  Year 5                                                     $1,054      $1,021      $1,026
  Year 10                                                    $1,785      $2,019      $2,222




6                                                      THE HARTFORD MUTUAL FUNDS

THE HARTFORD INCOME FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Income Fund seeks to provide a high level of current income. Capital appreciation is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal through investment in a diversified portfolio consisting predominantly of marketable debt securities. The fund invests, under normal circumstances, at least 65% of its total assets in securities rated "A" quality or better. This means securities that are rated at the time of purchase within the three highest categories assigned by Moody's ("Aaa", "Aa" or "A") or S&P ("AAA", "AA" or "A") or Fitch ("AAA", "AA" or "A") or are unrated securities that are judged by Hartford Investment Management to be of comparable quality to securities rated within these three highest categories. The fund may invest up to 35% of its total assets in non-investment grade debt securities (securities rated "Ba" or lower by Moody's, "BB" or lower by S&P or "BB" or lower by Fitch, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality). Debt securities rated below investment grade are commonly referred to as "high yield
- high risk securities" or "junk bonds". The fund may also invest up to 15% of its total assets in bank loans or loan participation interests in secured (including second lien loans -- secured loans with a claim on collateral subordinate to a senior lender's claim on such collateral) or unsecured variable, fixed or floating rate loans to corporations, partnerships and other entities (including loans of foreign borrowers and loans denominated in foreign currency).

The fund may invest up to 30% of its total assets in securities of foreign issuers and non-dollar securities and 10% of its total assets in issues purchased as defaulted securities. The fund may utilize derivatives to manage portfolio risk or for other investment purposes. The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and warrants (including securities carrying warrants) to purchase equity securities or debt securities or loans.

Bonds in which the fund invests include, but are not limited to, (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible and convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign issuers); (3) asset-backed and mortgage-related securities, including collateralized mortgage obligations; (4) securities and loans issued or guaranteed as to principal or interest by a foreign issuer, including supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers; and (5) commercial mortgage-backed securities.

The fund invests at least 65% of its total assets in debt securities with a maturity of at least one year. Although the fund does not have a maximum maturity term restriction, the fund tends to have a dollar-weighted average maturity between approximately 3 to 30 years.

Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors or industries may benefit or be harmed from current and future changes in the economy. Hartford Investment Management then selects individual securities to buy or sell from selected sectors and industries that, from a yield perspective, appear either attractive or unattractive. For individual securities, Hartford Investment Management assesses such factors as a company's business environment, balance sheet, income statement, anticipated earnings and management team, and security structure.

The fund may provide capital appreciation if one or more of its holdings increases in market value due to events such as fundamental improvement in business, increased demand for the security or as a benefit due to falling interest rates. The fund may trade securities actively.



THE HARTFORD MUTUAL FUNDS                                                      7

                                                        THE HARTFORD INCOME FUND

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rate risk and credit risk. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield -- high risk bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive bond funds.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad. Because the fund may invest in mortgage-related and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage-related and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage-related and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage-related and asset-backed securities. If the fund purchases mortgage-backed or asset-backed securities that are "subordinated" to other interests in the same mortgage pool, the fund as a holder of those securities may only receive payments after the pool's obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool's ability to make payments of principal or interest to the fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless; the risk of such defaults is generally higher in the case of mortgage pools that include so-called "subprime" mortgages.

Successful use of derivative instruments by the fund, whether for managing portfolio risk or for other investment purposes, depends on the sub-adviser's ability to forecast correctly the direction of market movements. The fund's performance could be worse than if it had not used these instruments if the sub-adviser's judgment proves incorrect. In addition, in the case of utilizing derivatives to manage portfolio risk, even if the sub-adviser's judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and the financial instrument(s) or asset(s) being hedged.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Although bank loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. In certain cases, the market for bank loans and loan participations is not highly liquid, and the lack of a highly liquid secondary market may have an adverse impact on the value of such investments and the fund's ability to dispose of particular bank loans or loan participations when necessary to meet redemption of fund shares, to meet the fund's liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

8                                                      THE HARTFORD MUTUAL FUNDS

                                                        THE HARTFORD INCOME FUND

--------------------------------------------------------------------------------


The lack of a highly liquid secondary market for certain bank loans and loan participations also may make it more difficult for the fund to value these investments for purposes of calculating its net asset value.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the period presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the period presented in the bar chart would have been lower than the annual return shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)

                                   (BAR CHART)



       10.02%     5.10%     1.72%     5.94%     2.53%


        2003      2004      2005      2006      2007




 During the periods shown in the bar chart, the highest quarterly return was 4.37% (2nd quarter, 2003) and the lowest quarterly return was -2.81% (2nd quarter, 2004).



THE HARTFORD MUTUAL FUNDS                                                      9

                                                        THE HARTFORD INCOME FUND

--------------------------------------------------------------------------------


 AVERAGE ANNUAL TOTAL RETURNS
 FOR PERIODS ENDING 12/31/2007
 (INCLUDES SALES CHARGES)


                                                                               LIFE OF FUND
                                                          1 YEAR   5 YEARS   (SINCE 10/31/02)
  Class A Return Before Taxes                             -2.08%    4.06%          4.49%
  Class A Return After Taxes on Distributions             -4.00%    2.19%          2.61%
  Class A Return After Taxes on Distributions and Sale
  of Fund Shares                                          -1.38%    2.38%          2.74%
  Class B Return Before Taxes                             -3.08%    3.92%          4.49%
  Class C Return Before Taxes                              0.80%    4.30%          4.69%
  Lehman Brothers U.S. Aggregate Bond Index (reflects no
  deduction for fees, expenses or taxes)                   6.97%    4.42%          4.69%


INDEX: The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index and is composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.


10                                                     THE HARTFORD MUTUAL FUNDS

                                                        THE HARTFORD INCOME FUND

--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                           CLASS A      CLASS B      CLASS C
SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum sales charge (load) imposed on purchases as a
  percentage of offering price                              4.50%         None         None
  Maximum deferred sales charge (load) (as a percentage
  of purchase price or redemption proceeds, whichever is
  less)                                                      None(1)     5.00%        1.00%
  Exchange fees                                              None         None         None
ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)
  Management fees(2)                                        0.55%        0.55%        0.55%
  Distribution and service (12b-1) fees                     0.25%(3)     1.00%        1.00%
  Other expenses(4)                                         0.20%        0.34%        0.20%
  Total annual operating expenses                           1.00%        1.89%        1.75%
  Less: Contractual expense reimbursement(5)                0.05%        0.19%        0.05%
  Net annual operating expenses(5)                          0.95%        1.70%        1.70%



(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."
(2) Effective November 1, 2007, HIFSCO has permanently reduced its management fee at each breakpoint for this fund.
(3) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.
(4) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses, restated to reflect current fees.
(5) HIFSCO has permanently agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.00%, 1.75% and 1.75%, respectively. In addition, HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 0.95%, 1.70% and 1.70%, respectively. In addition, HASCO, the fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2009, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                                    CLASS A    CLASS B    CLASS C
  Year 1                                                       $  543     $  673     $  273
  Year 3                                                       $  739     $  836     $  536
  Year 5                                                       $  952     $1,123     $  923
  Year 10                                                      $1,564     $1,810     $2,009


You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                                 CLASS A    CLASS B    CLASS C
  Year 1                                                       $  543     $  173     $  173
  Year 3                                                       $  739     $  536     $  536
  Year 5                                                       $  952     $  923     $  923
  Year 10                                                      $1,564     $1,810     $2,009




THE HARTFORD MUTUAL FUNDS                                                     11

THE HARTFORD INFLATION PLUS FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Inflation Plus Fund seeks a total return that exceeds the rate of inflation over an economic cycle.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objective by investing, under normal circumstances, at least 65% of its net assets in U.S. dollar-denominated inflation-protected debt securities issued by the U.S. Treasury. The fund may also invest in inflation-protected debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as corporations and foreign governments. Inflation-protected debt securities are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-protected debt securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to the smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-protected debt securities. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The fund invests, under normal circumstances, at least 80% of its net assets in securities of "investment grade" quality. This means securities that are rated at the time of purchase within the four highest categories assigned by Moody's ("Aaa", "Aa", "A" or "Baa") or S&P ("AAA", "AA", "A" or "BBB") or Fitch ("AAA", "AA", "A" or "BBB") or are unrated securities that are judged by Hartford Investment Management to be of comparable quality to securities rated within these four highest categories. The fund may invest up to 20% of its net assets in non-investment grade debt securities (securities rated "Ba" or lower by Moody's, "BB" or lower by S&P or "BB" or lower by Fitch, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality). Debt securities rated below investment grade are commonly referred to as "high yield -- high risk securities" or "junk bonds". The fund, under normal circumstances, will maintain an average credit quality that is equivalent to at least "Aa3" by Moody's. The fund may also invest up to 15% of its total assets in bank loans or loan participation interests in secured (including second lien loans -- secured loans with a claim on collateral subordinate to a senior lender's claim on such collateral) or unsecured variable, fixed or floating rate loans to corporations, partnerships and other entities (including loans of foreign borrowers and loans denominated in foreign currency).

In addition to its investments in U.S. dollar-denominated inflation-protected debt securities issued by the U.S. Treasury, the fund will opportunistically invest up to 35% of its net assets in other sectors, including, but not limited to, nominal treasury securities, corporate bonds, asset-backed securities, mortgage-related securities and commercial mortgage-backed securities. The fund may invest up to 35% of its net assets in securities of foreign issuers and non-dollar securities, including inflation-protected securities of foreign issuers. Such inflation-protected securities of foreign issuers are generally indexed to the inflation rates in their respective economies. The fund may also utilize securities lending arrangements and reverse repurchase transactions. The fund may utilize derivatives to manage portfolio risk or for other investment purposes.

There is no limit on the maturity of debt securities held by the fund or the average maturity of the fund's portfolio.

Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors may benefit or be harmed from current and future changes in the economy and inflation. Hartford Investment Management then selects individual securities to buy or sell from selected issuers that, from a real yield perspective, appear either attractive or unattractive. Hartford Investment Management will select securities by assessing such factors as security structure, break even inflation rates, an issuer's business environment, balance sheet, income statement, anticipated earnings and management team. The fund may trade securities actively.


12                                                     THE HARTFORD MUTUAL FUNDS

                                                THE HARTFORD INFLATION PLUS FUND

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rate risk and credit risk. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income. Inflation-protected debt securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-protected debt security can decrease when real interest rates increase, and can increase when real interest rates decrease. Interest payments on inflation-protected debt securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable. Any increase in the principal amount of an inflation-protected debt security will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Because the fund may invest in mortgage-related and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage-related and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage-related and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage-related and asset-backed securities. If the fund purchases mortgage-backed or asset-backed securities that are "subordinated" to other interests in the same mortgage pool, the fund as a holder of those securities may only receive payments after the pool's obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool's ability to make payments of principal or interest to the fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless; the risk of such defaults is generally higher in the case of mortgage pools that include so-called "subprime" mortgages.

Because the fund may engage in securities lending arrangements, the fund is subject to the risk that delays or losses could result if a borrower of portfolio securities becomes bankrupt or defaults on its obligation to return the loaned securities.

Reverse repurchase agreements carry the risk that the market value of the securities which the fund is obligated to repurchase may decline below the repurchase price. A reverse repurchase agreement is viewed as collateralized borrowing by the fund. Borrowing magnifies the potential for gain or loss on the portfolio securities of the fund and, therefore, increases the possibility of fluctuation in the fund's net asset value.

Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

Successful use of derivative instruments by the fund, whether for managing portfolio risk or for other investment purposes, depends on the sub-adviser's ability to forecast correctly the direction of market movements. The fund's performance could be worse than if it had not used these instruments if the sub-adviser's judgment proves

THE HARTFORD MUTUAL FUNDS                                                     13

                                                THE HARTFORD INFLATION PLUS FUND

--------------------------------------------------------------------------------


incorrect. In addition, in the case of utilizing derivatives to manage portfolio risk, even if the sub-adviser's judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and the financial instrument(s) or asset(s) being hedged.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Although bank loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. In certain cases, the market for bank loans and loan participations is not highly liquid, and the lack of a highly liquid secondary market may have an adverse impact on the value of such investments and the fund's ability to dispose of particular bank loans or loan participations when necessary to meet redemption of fund shares, to meet the fund's liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a highly liquid secondary market for certain bank loans and loan participations also may make it more difficult for the fund to value these investments for purposes of calculating its net asset value.

Because the fund is considered non-diversified and may take larger positions in individual issuers than other mutual funds, the fund may have greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio. An investment in the fund therefore entails substantial market risk.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual return shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



14                                                     THE HARTFORD MUTUAL FUNDS

                                                THE HARTFORD INFLATION PLUS FUND

--------------------------------------------------------------------------------

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)

                                   (BAR CHART)



        6.68%     6.94%     1.91%    -0.25%    11.42%


        2003      2004      2005      2006      2007




 During the periods shown in the bar chart, the highest quarterly return was 5.10% (4th quarter, 2007) and the lowest quarterly return was -3.47% (2nd quarter, 2004).

 AVERAGE ANNUAL TOTAL RETURNS
 FOR PERIODS ENDING 12/31/2007
 (INCLUDES SALES CHARGES)


                                                                               LIFE OF FUND
                                                          1 YEAR   5 YEARS   (SINCE 10/31/02)
  Class A Return Before Taxes                              6.41%    4.29%          4.76%
  Class A Return After Taxes on Distributions              4.73%    2.95%          3.43%
  Class A Return After Taxes on Distributions and Sale
  of Fund shares                                           4.09%    2.88%          3.29%
  Class B Return Before Taxes                              5.65%    4.19%          4.79%
  Class C Return Before Taxes                              9.65%    4.52%          4.95%
  Lehman Brothers U.S. TIPS Index (reflects no deduction
  for fees, expenses or taxes)                            11.64%    6.27%          6.73%


INDEX: The Lehman Brothers U.S. TIPS Index represents securities that protect against adverse inflation and provide a minimum level of real return. To be included in this index, bonds must have cash flows linked to an inflation index, be sovereign issues denominated in U.S. currency, and have more than one year to maturity. You cannot invest directly in an index.


THE HARTFORD MUTUAL FUNDS                                                     15

                                                THE HARTFORD INFLATION PLUS FUND

--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                                           CLASS A      CLASS B      CLASS C
SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum sales charge (load) imposed on purchases as a
  percentage of offering price                              4.50%         None         None
  Maximum deferred sales charge (load) (as a percentage
  of purchase price or redemption proceeds, whichever is
  less)                                                      None(1)     5.00%        1.00%
  Exchange fees                                              None         None         None
ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)
  Management fees(2)                                        0.55%        0.55%        0.55%
  Distribution and service (12b-1) fees                     0.25%(3)     1.00%        1.00%
  Other expenses
    Interest expense                                        0.18%        0.18%        0.18%
    All other expenses(4)                                   0.38%        0.41%        0.37%
    Total other expenses                                    0.56%        0.59%        0.55%
  Total annual operating expenses                           1.36%        2.14%        2.10%
  Less: Contractual expense reimbursement(5)                0.33%        0.36%        0.32%
  Net annual operating expenses(5)                          1.03%        1.78%        1.78%



(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."
(2) Effective November 1, 2007, HIFSCO has permanently reduced its management fee at each breakpoint for this fund.
(3) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.
(4) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses, restated to reflect current fees.
(5) HIFSCO has permanently agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.00%, 1.75% and 1.75%, respectively. In addition, HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 0.85%, 1.60% and 1.60%, respectively. The difference between the "Net Annual Operating Expenses" and HIFSCO's undertaking, described above, is due to interest expense on reverse repurchase agreements. In addition, HASCO, the fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2009, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                                    CLASS A    CLASS B    CLASS C
  Year 1                                                       $  550     $  681     $  281
  Year 3                                                       $  763     $  860     $  560
  Year 5                                                       $  993     $1,164     $  964
  Year 10                                                      $1,653     $1,897     $2,095


You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                                 CLASS A    CLASS B    CLASS C
  Year 1                                                       $  550     $  181     $  181
  Year 3                                                       $  763     $  560     $  560
  Year 5                                                       $  993     $  964     $  964
  Year 10                                                      $1,653     $1,897     $2,095




16                                                     THE HARTFORD MUTUAL FUNDS

THE HARTFORD STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Strategic Income Fund seeks a high level of current income. Capital appreciation is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing primarily in domestic and foreign debt securities. The fund focuses its investments, under normal circumstances, in non-investment grade debt securities, foreign securities, and highly rated securities. Non-investment grade debt securities are securities rated "Ba" or lower by Moody's, "BB" or lower by S&P or "BB" or lower by Fitch, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality. Non-investment grade debt securities are commonly referred to as "high yield - high risk" or "junk bonds". Foreign securities are securities issued by foreign corporations or governments, including issuers located in emerging markets. Highly rated securities include, but are not limited to, U.S. government securities, mortgages, asset-backed securities and commercial mortgage backed securities.

The fund may also invest in other asset classes of U.S. or foreign issuers, including, but not limited to, bank loans or loan participation interests in secured, second lien or unsecured variable, fixed or floating rate loans, convertible securities, preferred stock, and common stock. The fund may also utilize derivatives to manage portfolio risk, to replicate securities the fund could buy that are not currently available in the market or for other investment purposes. The fund may invest in debt securities of any maturity.

The fund will generally hold a diversified portfolio of investments in various sectors, although the fund is not required to invest in all sectors at all times and may invest 100% of its assets in one sector if conditions warrant.

The overall investment approach of Hartford Investment Management's team emphasizes security selection and maturity management. The investment team uses what is sometimes referred to as top-down analysis to determine which securities may benefit or be harmed from current and future changes in the economy. The investment team then selects individual securities to buy or sell which, from a yield perspective, appear either attractive or unattractive.

The fund seeks its secondary goal of capital appreciation, when consistent with its primary goal of high current income, by investing in securities that Hartford Investment Management expects to add relative value to the fund. The fund may trade securities actively.


--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rate risk, credit risk, income risk and foreign investment risk.

When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive loan and bond funds. The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain industries or investments do not perform as Hartford Investment Management expects, the fund could underperform its peers or lose money.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.


THE HARTFORD MUTUAL FUNDS                                                     17

                                              THE HARTFORD STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging securities markets.

In some circumstances the fund's investments could become harder to value.

Bank loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Moreover, the fund may also invest in second lien loans (secured loans with a claim on collateral subordinate to a senior lender's claim on such collateral) and unsecured loans. Holders' claims under unsecured loans are subordinated to claims of creditors holding secured indebtedness and possibly other classes of creditors holding unsecured debt. Unsecured loans have a greater risk of default than secured loans, particularly during periods of deteriorating economic conditions. And, since they do not afford the lender recourse to collateral, unsecured loans are subject to greater risk of nonpayment in the event of default than secured loans. Many loans are relatively illiquid and may be difficult to value. In connection with purchasing loan participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the fund may not benefit directly from any collateral supporting the loan in which they have purchased the participation. As a result, the fund may be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. In certain cases, the market for bank loans and loan participations is not highly liquid, and therefore the fund anticipates that in such cases, the lack of a highly liquid secondary market may have an adverse impact on the value of such securities. This will also have an adverse impact on the fund's ability to dispose of particular bank loans or loan participations when necessary to meet redemption of fund shares, to meet the fund's liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a highly liquid secondary market for bank loans and loan participations also may make it more difficult for the fund to value these securities for purposes of calculating its net asset value.

Because the fund may invest in mortgage-related and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage-related and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage-related and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage-related and asset-backed securities. If the fund purchases mortgage-backed or asset-backed securities that are "subordinated" to other interests in the same mortgage pool, the fund as a holder of those securities may only receive payments after the pool's obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool's ability to

18                                                     THE HARTFORD MUTUAL FUNDS

                                              THE HARTFORD STRATEGIC INCOME FUND
--------------------------------------------------------------------------------


make payments of principal or interest to the fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless; the risk of such defaults is generally higher in the case of mortgage pools that include so-called "subprime" mortgages.

Successful use of derivative instruments by the fund, whether for managing portfolio risk or for other investment purposes, depends on the sub-adviser's judgment with respect to a number of factors. The fund's performance could be worse than if it had not used these instruments if the sub-adviser's judgment proves incorrect. In addition, in the case of utilizing derivatives to manage portfolio risk, even if the sub-adviser's judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and the financial instrument(s) or asset(s) being hedged.

The fund may trade securities actively, which increases its transaction costs (thus affecting performance) and may increase your taxable distributions.



THE HARTFORD MUTUAL FUNDS                                                     19

                                              THE HARTFORD STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                          CLASS A       CLASS B      CLASS C
SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum sales charge (load) imposed on purchases as a
  percentage of offering price                             4.50%          None         None
  Maximum deferred sales charge (load) (as a percentage
  of purchase price or redemption proceeds, whichever
  is less)                                                  None(1)      5.00%        1.00%
  Exchange fees                                             None          None         None
ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)
  Management fees(2)                                       0.55%         0.55%        0.55%
  Distribution and service (12b-1) fees                    0.25%(3)      1.00%        1.00%
  Other expenses(4)                                        0.22%         0.27%        0.25%
  Total annual operating expenses(5)                       1.02%         1.82%        1.80%



(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) HIFSCO has agreed to waive 100% of the management fee through May 31, 2008.

(3) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(4) "Other Expenses" are estimated for the current fiscal year and include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays.

(5) HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.15%, 1.90% and 1.90%, respectively. In addition, HASCO, the fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2009, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES (WITH REDEMPTION)                                    CLASS A    CLASS B    CLASS C
  Year 1                                                        $549       $685       $283
  Year 3                                                        $760       $873       $566


You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                                 CLASS A    CLASS B    CLASS C
  Year 1                                                        $549       $185       $183
  Year 3                                                        $760       $573       $566




20                                                     THE HARTFORD MUTUAL FUNDS

THE HARTFORD TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Total Return Bond Fund seeks a competitive total return, with income as a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in bonds. Bonds in which the fund invests include (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); (3) asset-backed and mortgage-related securities; and (4) securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers. The fund normally invests at least 70% of its portfolio in investment grade debt securities. The fund may invest up to 20% of its total assets in securities rated below investment grade. Any security rated "Ba" or lower by Moody's, "BB" or lower by S&P or "BB" or lower by Fitch, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality, are below investment grade. Securities rated below investment grade are commonly referred to as "high yield -- high risk" or "junk bonds". The fund may also invest up to 15% of its total assets in bank loans or loan participation interests in secured (including second lien loans -- secured loans with a claim on collateral subordinate to a senior lender's claim on such collateral) or unsecured variable, fixed or floating rate loans to corporations, partnerships and other entities (including loans of foreign borrowers and loans denominated in foreign currency).

The fund invests at least 65% of its total assets in debt securities with a maturity of at least one year. There is no other limit on the maturity of bonds held by the fund or the average maturity of the fund's portfolio. The fund may utilize derivatives to manage portfolio risk or for other investment purposes. The fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities accompanied by warrants to purchase equity securities. The fund will not invest in common stocks directly, but may retain, for reasonable periods of time (i.e., up to one year), common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. The fund may invest up to 30% of its total assets in debt securities of foreign issuers and up to 10% of its total assets in non-dollar securities.

Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which industries may benefit from current and future changes in the economy. Hartford Investment Management then selects individual securities from selected industries that, from a total return perspective, appear to be attractive. Hartford Investment Management assesses such factors as a company's business environment, balance sheet, income statement, anticipated earnings and management team. The fund may trade securities actively.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting the fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. High yield -- high risk bond prices can fall on bad news about the economy, an industry or a company.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.


THE HARTFORD MUTUAL FUNDS                                                     21

                                             THE HARTFORD TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

High yield bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

Because the fund may invest significantly in mortgage- and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities. If the fund purchases mortgage-backed or asset-backed securities that are "subordinated" to other interests in the same mortgage pool, the fund as a holder of those securities may only receive payments after the pool's obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool's ability to make payments of principal or interest to the fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless; the risk of such defaults is generally higher in the case of mortgage pools that include so-called "subprime" mortgages.

Successful use of derivative instruments by the fund, whether for managing portfolio risk or for other investment purposes, depends on the sub-adviser's ability to forecast correctly the direction of market movements. The fund's performance could be worse than if it had not used these instruments if the sub-adviser's judgment proves incorrect. In addition, in the case of utilizing derivatives to manage portfolio risk, even if the sub-adviser's judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and the financial instrument(s) or asset(s) being hedged.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

Although bank loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. In certain cases, the market for bank loans and loan participations is not highly liquid, and the lack of a highly liquid secondary market may have an adverse impact on the value of such investments and the fund's ability to dispose of particular bank loans or loan participations when necessary to meet redemption of fund shares, to meet the fund's liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a highly liquid secondary market for certain bank loans and loan participations also may make it more difficult for the fund to value these investments for purposes of calculating its net asset value.

The fund may trade securities actively, which increases its transaction costs (thus affecting performance) and may increase your taxable distributions.



22                                                     THE HARTFORD MUTUAL FUNDS

                                             THE HARTFORD TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)

                                   (BAR CHART)



        7.48%    -2.71%    11.26%     7.73%     9.28%     7.14%     3.93%     1.72%     3.88%     4.34%


        1998      1999      2000      2001      2002      2003      2004      2005      2006      2007




 During the periods shown in the bar chart, the highest quarterly return was 4.10% (4th quarter, 2000) and the lowest quarterly return was -2.39% (2nd quarter, 2004).



THE HARTFORD MUTUAL FUNDS                                                     23

                                             THE HARTFORD TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------


 AVERAGE ANNUAL TOTAL RETURNS
 FOR PERIODS ENDING 12/31/2007
 (INCLUDES SALES CHARGES)


                                                             1 YEAR    5 YEARS    10 YEARS
  Class A Return Before Taxes                                -0.35%     3.23%       4.85%
  Class A Return After Taxes on Distributions                -2.10%     1.49%       2.83%
  Class A Return After Taxes on Distributions and Sale of
  Fund Shares                                                -0.27%     1.73%       2.90%
  Class B Return Before Taxes                                -1.46%     3.06%       4.57%
  Class C Return Before Taxes(1)                              2.57%     3.52%       4.63%
  Lehman Brothers U.S. Aggregate Bond Index (reflects no
  deduction for fees, expenses or taxes)                      6.97%     4.42%       5.97%



INDEX: The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index and is composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index. You cannot invest directly in an index.

(1) Class C shares commenced operations on July 31, 1998. Class C share performance prior to July 31, 1998 reflects Class B share performance and operating expenses less Class C share sales charges.


24                                                     THE HARTFORD MUTUAL FUNDS

                                             THE HARTFORD TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                            CLASS A     CLASS B     CLASS C
SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum sales charge (load) imposed on purchases as a
  percentage of offering price                               4.50%        None        None
  Maximum deferred sales charge (load) (as a percentage
  of purchase price or redemption proceeds, whichever is
  less)                                                       None(1)    5.00%       1.00%
  Exchange fees                                               None        None        None
ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)
  Management fees                                            0.54%       0.54%       0.54%
  Distribution and service (12b-1) fees                      0.25%(2)    1.00%       1.00%
  Other expenses(3)                                          0.25%       0.41%       0.23%
  Total annual operating expenses                            1.04%       1.95%       1.77%
  Less: Contractual expense reimbursement(4)                 0.04%       0.24%       0.02%
  Net annual operating expenses(4)                           1.00%       1.71%       1.75%



(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses restated to reflect current fees.

(4) HIFSCO has permanently agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.00%, 1.75% and 1.75%, respectively. In addition, HASCO, the fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. HASCO's contractual arrangement will remain in effect until February 28, 2009, and shall renew automatically for one-year terms unless HASCO provides written notice of termination of the expense reimbursement agreement to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                                  CLASS A     CLASS B     CLASS C
  Year 1                                                     $  547      $  674      $  278
  Year 3                                                     $  754      $  839      $  551
  Year 5                                                     $  978      $1,128      $  949
  Year 10                                                    $1,620      $1,831      $2,062


You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                               CLASS A     CLASS B     CLASS C
  Year 1                                                     $  547      $  174      $  178
  Year 3                                                     $  754      $  539      $  551
  Year 5                                                     $  978      $  928      $  949
  Year 10                                                    $1,620      $1,831      $2,062




THE HARTFORD MUTUAL FUNDS                                                     25

THE HARTFORD U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford U.S. Government Securities Fund seeks to provide current income while maintaining preservation of capital consistent with prudent investment risk.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objective by investing, under normal circumstances, at least 80% of its assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The fund invests both in U.S. Treasury obligations and in obligations of U.S. Government agencies and instrumentalities. The fund may invest a significant portion of its assets in mortgage-backed securities issued by U.S. Government agencies. The fund may also invest in asset-backed and commercial mortgage-backed securities issued by private entities.

To achieve its goal of current income consistent with prudent investment risk, the fund selects securities that appear from a yield perspective to be attractive. The fund tends to focus on maintaining a bond portfolio with a weighted average life of between five and fifteen years. The weighted average life of a security denotes the weighted average time to receipt of principal. The fund may trade securities actively.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund may invest significantly in mortgage-and asset-backed securities, it is subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund's mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund's income. Extension risk is the risk that rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund's mortgage- and asset-backed securities. If the fund purchases mortgage-backed or asset-backed securities that are "subordinated" to other interests in the same mortgage pool, the fund as a holder of those securities may only receive payments after the pool's obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool's ability to make payments of principal or interest to the fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless; the risk of such defaults is generally higher in the case of mortgage pools that include so-called "subprime" mortgages.

Entities such as Freddie Mac, Fannie Mae and the Federal Home Loan Banks, although chartered or sponsored by Congress, are not funded by Congressional appropriations and the debt and the mortgage-backed securities issued by them are neither guaranteed nor insured by the United States Government. Government National Mortgage Association ("GNMA"), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing

26                                                     THE HARTFORD MUTUAL FUNDS

                                    THE HARTFORD U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------


Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include Fannie Mae and Freddie Mac. Pass-through securities issued by Fannie Mae and most of those issued by Freddie Mac are guaranteed as to timely payment of principal and interest by Fannie Mae or Freddie Mac, respectively, but are not backed by the full faith and credit of the U.S. Government. Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio's securities or to the value of the fund's shares.

The fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and may increase your taxable distributions.

--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures in the table do. If sales charges were reflected in the bar chart, returns would have been lower. Because Class A, B and C shares were not offered prior to February 19, 2002, performance history prior to that time is based upon that of the fund's Class E, M and N shares (Class E, M and N are no longer offered.), respectively. Returns in the table have been adjusted to reflect the sales charge structure of the Class A, B and C shares. Returns for the fund's Class A, B and C shares would have been substantially similar to those of the fund's Class E, M and N shares because all of the fund's shares are invested in the same portfolio of securities, and would have differed only to the extent that the classes do not have the same expenses. Because expenses for the Class A, B and C shares are higher than for the Class E, M and N shares, respectively, Class A, B and C share returns would have been lower for the periods presented in the bar chart and table.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and would vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.




THE HARTFORD MUTUAL FUNDS                                                     27

                                    THE HARTFORD U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser. Returns in the bar chart and table after February 19, 2002 would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR(1)
(EXCLUDES SALES CHARGES)

                                   (BAR CHART)



        8.52%    -1.99%    11.50%     7.49%    10.82%     0.89%     3.22%     1.78%     3.03%     4.63%


        1998      1999      2000      2001      2002      2003      2004      2005      2006      2007




 During the periods shown in the bar chart, the highest quarterly return was 5.15% (3rd quarter, 2001) and the lowest quarterly return was -2.51% (2nd quarter, 2004).


 (1) Class A shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund's Class E shares, which have different operating expenses.

 AVERAGE ANNUAL TOTAL RETURNS
 FOR PERIODS ENDING 12/31/2007
 (INCLUDES SALES CHARGES)


                                                             1 YEAR    5 YEARS    10 YEARS
  Class A Return Before Taxes(1)                             -0.08%     1.76%       4.42%
  Class A Return After Taxes on Distributions(1)             -1.77%     0.18%       2.44%
  Class A Return After Taxes on Distributions and Sale of
  Fund Shares(1)                                             -0.09%     0.57%       2.51%
  Class B Return Before Taxes(1)                             -1.06%     1.61%       4.01%
  Class C Return Before Taxes(1)                              2.76%     1.93%       4.02%
  Lehman Brothers U.S. Government Index (reflects no
  deduction for fees, expenses or taxes)                      8.47%     3.69%       5.55%



INDEX: The Lehman Brothers U.S. Government Index is an unmanaged index of government bonds with maturities of one year or more. You cannot invest directly in an index.

(1) Class A, B and C shares commenced operations on February 19, 2002. Class A, B and C share performance prior to February 19, 2002 reflects Class E, M and N share performance and operating expenses less Class A, B or C share sales charges, respectively.


28                                                     THE HARTFORD MUTUAL FUNDS

                                    THE HARTFORD U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                            CLASS A     CLASS B     CLASS C
SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum sales charge (load) imposed on purchases as a
  percentage of offering price                               4.50%        None        None
  Maximum deferred sales charge (load) (as a percentage
  of purchase price or redemption proceeds, whichever is
  less)                                                       None(1)    5.00%       1.00%
  Exchange fees                                               None        None        None
ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)
  Management fees(2)                                         0.55%       0.55%       0.55%
  Distribution and service (12b-1) fees                      0.25%(3)    1.00%       1.00%
  Other expenses(4)                                          0.34%       0.52%       0.25%
  Total annual operating expenses                            1.14%       2.07%       1.80%
  Less: Contractual expense reimbursement(5)                 0.14%       0.42%       0.05%
  Net annual operating expenses(5)                           1.00%       1.65%       1.75%



(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) Effective November 1, 2007, HIFSCO has permanently reduced its management fee at the first breakpoint for this fund.

(3) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(4) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses restated to reflect current fees.

(5) HIFSCO has permanently agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.00%, 1.75% and 1.75%, respectively. In addition, HASCO, the fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. HASCO's contractual arrangement will remain in effect until February 28, 2009, and shall renew automatically for one-year terms unless HASCO provides written notice of termination of the expense reimbursement agreement to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                                  CLASS A     CLASS B     CLASS C
  Year 1                                                     $  547      $  668      $  278
  Year 3                                                     $  754      $  820      $  551
  Year 5                                                     $  978      $1,097      $  949
  Year 10                                                    $1,620      $1,781      $2,062


You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                               CLASS A     CLASS B     CLASS C
  Year 1                                                     $  547      $  168      $  178
  Year 3                                                     $  754      $  520      $  551
  Year 5                                                     $  978      $  897      $  949
  Year 10                                                    $1,620      $1,781      $2,062





THE HARTFORD MUTUAL FUNDS                                                     29

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

 INVESTMENT RISKS GENERALLY

Many factors affect each fund's performance. There is no assurance that a fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a fund.

The different types of securities, investments, and investment techniques used by each fund all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation, and an investment in any stock is subject to, among other risks, the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). All funds, except for Income Fund, Inflation Plus Fund and U.S. Government Securities Fund, may invest in equity securities as part of their principal investment strategy. With respect to debt securities, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The funds may invest in debt securities as part of their principal investment strategy. As described below, an investment in certain of the funds entails special additional risks.

 USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES

From time to time, as part of its principal investment strategy, each fund may invest some or all of its assets in cash or high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, the fund may lose the benefit of market upswings and limit its ability to meet its investment objective.

 USE OF OPTIONS, FUTURES AND
 OTHER DERIVATIVES

Each fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. These techniques permit a fund to gain exposure to a particular security, group of securities, interest rate, foreign currency or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.

These techniques are also used to seek to manage risk by hedging a fund's portfolio investments. Hedging techniques may not always be available to the funds, and it may not always be feasible for a fund to use hedging techniques even when they are available. Also, even if used, hedging techniques may not be successful.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, a fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way a fund's manager expected. As a result, the use of these techniques may result in losses to a fund or increase volatility in a fund's performance. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed (i.e., they result in leverage). Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect.

The use of derivatives is a principal investment strategy for the Income Fund, Inflation Plus Fund,

30                                                     THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------


Strategic Income Fund and Total Return Bond Fund.

 FOREIGN INVESTMENTS

Except as noted below, the funds may invest in securities and loans of foreign issuers and borrowers and non-dollar securities and loans as part of their principal investment strategy. The U.S. Government Securities Fund may invest in bonds issued or guaranteed by the Canadian government or its agencies, but not as part of its principal investment strategy.

Investments in the securities of foreign issuers, loans of foreign borrowers and non-dollar securities and loans involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or loans or securities or loans of domestic issuers or borrowers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities or loan markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets), and securities of some foreign issuers and loans of foreign borrowers may be less liquid than securities or loans of comparable domestic issuers or borrowers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities or loan transactions, thus making it difficult to execute such transactions. The inability of a fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio loans or securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers and borrowers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer or foreign borrower than about a domestic one. In addition, there may be less government regulation of stock exchanges, brokers, and listed and unlisted issuers and borrowers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of a fund, or political or social instability or diplomatic developments that could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

 INVESTMENTS IN EMERGING MARKETS

Strategic Income Fund may invest in emerging markets as part of its principal investment strategy. All other funds, except Inflation Plus Fund and U.S. Government Securities Fund, may invest in emerging markets, but not as a part of their principal investment strategy.

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are generally less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and

THE HARTFORD MUTUAL FUNDS                                                     31

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------


custody and substantial economic and political disruptions. The funds may also utilize derivative instruments, such as equity linked securities, to gain exposure to certain emerging markets, but not as a principal investment strategy. These risks are not normally associated with investments in more developed countries.

 SMALL CAPITALIZATION COMPANIES

High Yield Fund, Strategic Income Fund and Total Return Bond Fund may invest in securities of small capitalization companies, but not as a principal investment strategy.

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

 OTHER INVESTMENT COMPANIES

Each fund may invest in securities of other investment companies, including exchange traded funds (ETFs), subject to statutory limitations prescribed by the Investment Company Act of 1940, as amended. These limitations include in certain circumstances a prohibition on the fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a fund's total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs' shares beyond these statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the ETFs and the investing funds. A fund may rely on these exemptive orders to invest in unaffiliated ETFs.

Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and a fund could lose money investing in an ETF. In addition, as with traditional mutual funds, ETFs charge asset-based fees. The funds will indirectly pay a proportional share of the asset-based fees of the ETFs in which the funds invest. Moreover, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of the ETF's shares may trade at a premium or a discount to their NAV; (ii) an active trading market for an ETF's shares may not develop or be maintained; and (iii) there is no assurance that the requirements of the exchange necessary to maintain the listing of an ETF will continue to be met or remain unchanged.

 RISKS OF ILLIQUID SECURITIES

Except for the Inflation Plus Fund, each fund may invest up to 15% of its net assets in illiquid securities which cannot be disposed of in seven days in the ordinary course of business at fair value (10% for the Inflation Plus Fund).


32                                                     THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

Securities purchased by a fund, particularly debt securities and over-the-counter traded securities, that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy, or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to over-the-counter traded securities, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase the securities.

If one or more instruments in a fund's portfolio become illiquid, the fund may exceed its 15 percent limitation in illiquid instruments (10% in the case of the Inflation Plus Fund). In the event that changes in the portfolio or other external events cause the investments in illiquid instruments to exceed 15 percent of a fund's net assets (10% in the case of the Inflation Plus Fund), the fund must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable. This requirement would not force a fund to liquidate any portfolio instrument where the fund would suffer a loss on the sale of that instrument. In cases where no clear indication of the value of a fund's portfolio instruments is available, the portfolio instruments will be valued at their fair value according to the valuation procedures approved by the Boards of Directors. These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity. The value of illiquid securities may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists, and thus negatively affect a fund's NAV. For more information on fair valuation, please see "Transaction Policies -- Valuation of Shares"

 ABOUT EACH FUND'S INVESTMENT GOAL

Each fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. A fund may not be able to achieve its goal. The funds' prospectus will be updated prior to any change in a fund's investment goal (or objective).

 CONSEQUENCES OF PORTFOLIO TRADING PRACTICES

Each fund may have a relatively high portfolio turnover.

Short-term trading could produce higher brokerage expenses for a fund and higher taxable distributions to the fund's shareholders and therefore could adversely affect the fund's performance. The funds are not managed to achieve a particular tax result for shareholders. Shareholders should consult their own tax adviser for individual tax advice.

 TERMS USED IN THIS PROSPECTUS

Equity securities: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

Foreign issuers and foreign borrowers: Foreign issuers and foreign borrowers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers or borrowers if the issuer's or borrower's economic fortunes and risks are primarily linked with U.S. markets.

Non-dollar securities and loans: Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.


THE HARTFORD MUTUAL FUNDS                                                     33

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------


 INVESTMENT POLICIES

High Yield Fund, Total Return Bond Fund and U.S. Government Securities Fund have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, each of these funds has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets in investments of the type suggested by its name, as set forth in the fund's Principal Investment Strategy section. This requirement is applied at the time a fund invests its assets. If, subsequent to an investment by a fund, this requirement is no longer met, due to changes in the value or capitalization of portfolio assets, or otherwise, the fund's future investments will be made in a manner that will bring the fund into compliance with this requirement. For purposes of this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. A fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" one, which means that it may be changed without the vote of a majority of the fund's outstanding shares as defined in the 1940 Act. The name of each of these funds may be changed at any time by a vote of the fund's Board of Directors. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by a fund of its 80% investment policy covered by Rule 35d-1.

 ADDITIONAL INVESTMENT STRATEGIES AND RISKS

Each fund may invest in various securities and engage in various investment techniques that are not the principal focus of the fund and, therefore, are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the funds' Combined Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the funds (see back cover for address, phone number and website address).

 DISCLOSURE OF PORTFOLIO HOLDINGS

The funds will disclose their complete calendar month-end portfolio holdings on the funds' website at www.hartfordinvestor.com no earlier than 30 calendar days after the end of each month. The funds also will disclose on the funds' website no earlier than 15 days after the end of each month the ten issuers that together constitute the largest portion of each fund's assets. A description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is available in the funds' SAI.



34                                                     THE HARTFORD MUTUAL FUNDS

                                                         MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

 THE INVESTMENT MANAGER

HIFSCO is the investment manager to each fund. HIFSCO is a wholly-owned, indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $426.7 billion in assets as of December 31, 2007. At the same time, HIFSCO had over $53.3 billion in assets under management. HIFSCO is responsible for the management of each fund and supervises the activities of the investment sub-adviser described below. HIFSCO is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

The funds rely on an exemptive order from the Securities and Exchange Commission under which they use a "Manager of Managers" structure. HIFSCO has responsibility, subject to oversight by the Board of Directors, to oversee the sub-advisers and recommend their hiring, termination and replacement. The exemptive order permits HIFSCO to appoint a new sub-adviser not affiliated with HIFSCO, with the approval of the Board of Directors and without obtaining approval from those shareholders that participate in the applicable fund. Within 90 days after hiring any new sub-adviser, affected shareholders will receive information about the new sub-advisory relationship.

 THE INVESTMENT SUB-ADVISER

Hartford Investment Management Company ("Hartford Investment Management") is the investment sub-adviser to the funds. Hartford Investment Management is a wholly-owned subsidiary of The Hartford. As of December 31, 2007, Hartford Investment Management had investment management authority over approximately $148.7 billion in assets. Hartford Investment Management is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.

 SOFT DOLLAR PRACTICES

The sub-adviser is responsible for the day-to-day portfolio management activities of the funds, including effecting securities transactions. To the extent consistent with Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), the sub-adviser may obtain "soft dollar" benefits in connection with the execution of transactions for the funds. The sub-adviser may cause a fund to pay a broker-dealer an amount in excess of the amount that another broker-dealer would have charged for the same transaction, in exchange for "brokerage and research services" (as defined in the 1934 Act). Neither the management fees nor the sub-advisory fees are reduced because the sub-adviser receives these products and services. These products and services may be of value to the sub-adviser in advising its clients (including the funds), although not all of these products and services are necessarily useful and of value in managing the funds. These products and services may include research reports, access to management personnel, financial newsletters and trade journals, seminar and conference fees, quantitative analytical software, data services, communication services relating to (or incidental to) the execution, clearing and settlement of securities transactions, post-trade services relating to functions incidental to trade execution, and other products and services that are permitted under Section 28(e), as interpreted by the SEC from time to time. In certain instances, these products and services may have additional uses that are not related to brokerage or research. For such "mixed use" items, in accordance with SEC guidance, the sub-adviser will make a reasonable allocation of the cost of the item according to its expected use, and will pay for that portion of the item that does not have a brokerage or research-related component out of its own pocket.

 MANAGEMENT FEES

Each fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund's average daily net asset value as follows:


THE HARTFORD MUTUAL FUNDS                                                     35

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

HIGH YIELD FUND

AVERAGE DAILY NET ASSETS             ANNUAL RATE
------------------------             -----------
First $500 million                      0.70%
Next $500 million                       0.65%
Next $4 billion                         0.60%
Next $5 billion                         0.58%
Amount Over $10 billion                 0.57%


TOTAL RETURN BOND FUND

AVERAGE DAILY NET ASSETS             ANNUAL RATE
------------------------             -----------
First $500 million                      0.550%
Next $500 million                       0.525%
Next $4 billion                         0.500%
Next $5 billion                         0.480%
Amount Over $10 billion                 0.470%


INCOME FUND, INFLATION PLUS FUND AND U.S. GOVERNMENT SECURITIES FUND

AVERAGE DAILY NET ASSETS             ANNUAL RATE
------------------------             -----------
First $500 million                      0.55%
Next $4.5 billion                       0.50%
Next $5 billion                         0.48%
Amount Over $10 billion                 0.47%


STRATEGIC INCOME FUND(1)

AVERAGE DAILY NET ASSETS             ANNUAL RATE
------------------------             -----------
First $500 million                      0.550%
Next $500 million                       0.500%
Next $4 billion                         0.475%
Next $5 billion                         0.455%
Over $10 billion                        0.445%



(1) Effective June 1, 2007, HIFSCO has voluntarily agreed to waive the management fees until May 31, 2008.

For each fund's fiscal year ended October 31, 2007, the investment management fees paid to HIFSCO, expressed as a percentage of average net assets, were as follows:

                                     MANAGEMENT
FUND                                    FEES
----                                 ----------
The Hartford High Yield Fund            0.75%
The Hartford Income Fund                0.60%
The Hartford Inflation Plus Fund        0.59%
The Hartford Strategic Income Fund      0.55%
The Hartford Total Return Bond Fund     0.54%
The Hartford U.S. Government
  Securities Fund                       0.56%


A discussion regarding the basis for the Boards of Directors' approval of the investment management and investment sub-advisory agreements of the funds is available in the funds' annual report to shareholders covering the fiscal year ended October 31, 2007.

 PORTFOLIO MANAGERS OF THE FUNDS


The following persons or teams have had primary responsibility for the day-to-day management of each indicated fund's portfolio since the date stated below. The funds' SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the funds.

HIGH YIELD FUND Mark Niland, CFA, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since September 2005. Mr. Niland joined Hartford Investment Management in 1989 and has been an investment professional involved in trading and portfolio management since that time. Prior to joining the firm, Mr. Niland was a credit officer at Shawmut National Corp.

James Serhant, CFA, Senior Vice President and Senior Investment Analyst of Hartford Investment Management, has served as a portfolio manager of the fund since August 2006. Mr. Serhant joined Hartford Investment Management in 2005, and covers the high yield telecom, media and healthcare industries. Prior to joining the firm, he was a vice

36                                                     THE HARTFORD MUTUAL FUNDS

                                                         MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------


president and senior research analyst at Delaware Investments (2001-2005). From (1997-2000), he was vice president and senior fixed income research analyst at JP Morgan Securities, Inc.

Nasri Toutoungi, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since September 2005. Mr. Toutoungi joined Hartford Investment Management in 2003. Previously Mr. Toutoungi was a Managing Director of Blackrock, Inc. from 1998 to January 2002 and a Director and Partner of Rogge Global Partners from 1997 to 1998.

INCOME FUND William H. Davison, Jr., Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since its inception on October 31, 2002. Mr. Davison, a financial and/or investment professional since 1981, joined Hartford Investment Management in 1990 and has been involved in credit analysis and portfolio management since that time. Mr. Davison has served as a portfolio manager since 1992.

Charles Moon, Managing Director and member of the Investment Strategy Committee of Hartford Investment Management, has served as a portfolio manager of the fund since August 2006. Mr. Moon joined Hartford Investment Management in 2006, and serves as the head of the Investment Grade Credit Sector and as a Senior Portfolio Manager for investment grade credit strategies. Prior to joining the firm, he served as a portfolio manager and co-head of Investment Grade Credit at OFI Institutional Asset Management (Oppenheimer Funds) (2002-2006). Previously, Mr. Moon was Executive Director of Fixed Income at Morgan Stanley Asset Management (Miller Anderson & Sherrerd) (1999-2002), serving as portfolio manager and analyst. Prior to joining Morgan Stanley, he served in various positions at Citicorp and its affiliates, including Global Analyst, Divisional Controller, and Portfolio Analyst (1993-1999).

INFLATION PLUS FUND John Hendricks, Senior Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 1, 2007. Mr. Hendricks joined the Hartford Investment Management in 2005 as a fixed-income trader specializing in Treasury and agency securities. Mr. Hendricks is responsible for developing and implementing duration and yield curve strategies and is a member of the Investment Strategy Committee. Prior to joining Hartford Investment Management, Mr. Hendricks worked for Fidelity Capital Markets in Boston where his primary responsibility was proprietary trading strategies for the firm. Prior to Fidelity, Mr. Hendricks was a Vice President with State Street Bank in their Global Markets group. At State Street he was responsible for all risk trading activities related to Treasuries, agencies and mortgage-backed securities. Mr. Hendricks started his career in financial services as the senior government securities trader in the International Treasury Division of Bank of New England.

Timothy Wilhide, Senior Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 15, 2004. Mr. Wilhide joined Hartford Investment Management in 1994 and has been an investment professional involved in portfolio management since 1978.

STRATEGIC INCOME FUND The fund is managed by a team of portfolio managers including Michael Bacevich, Michael Gray, Mark Niland, Peter Perrotti, Nasri Toutoungi and Edward Vaimberg.

Michael Bacevich, Managing Director and Senior Portfolio Manager of Hartford Investment Management, has served as portfolio manager of the fund since its inception. Mr. Bacevich joined Hartford Investment Management as head of its Bank Loan Sector in 2004. Previously Mr. Bacevich was the head of the Bank Loan Unit at CIGNA Investments, Inc. from 2000 until joining Hartford Investment Management.

Michael Gray, CFA, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since its inception. Mr. Gray joined Hartford Investment Management in 2006. Previously, Mr. Gray was managing director and global head of credit research at Credit Suisse Asset Management. Prior to Credit Suisse, Mr. Gray

THE HARTFORD MUTUAL FUNDS                                                     37

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------


served in similar capacities at Deutsche Asset Management and UBS Warburg.

Mark Niland, CFA, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since its inception. Mr. Niland joined Hartford Investment Management in 1989 and has been an investment professional involved in trading and portfolio management since that time. Prior to joining the firm, Mr. Niland was a credit officer at Shawmut National Corp.

Peter Perrotti, CFA, Executive Vice President of Hartford Investment Management, has served as portfolio manager of the fund since its inception (2007). Mr. Perrotti joined Hartford Investment Management in 1990 and has served in various capacities including head of the Government and Residential Securities Sector, analytical support, CMO trading, derivatives trading and portfolio management since that time. Prior to joining Hartford Investment Management, he was employed by The Travelers, where he served as an Actuarial Associate.

Nasri Toutoungi, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since its inception. Mr. Toutoungi joined Hartford Investment Management in 2003. Previously Mr. Toutoungi was a managing director of Blackrock, Inc. from 1998 to January 2002 and a director and partner of Rogge Global Partners from 1997 to 1998.

Edward Vaimberg, Senior Vice President of Hartford Investment Management, has served as portfolio manager of the fund since its inception. Mr. Vaimberg joined Hartford Investment Management in 2003. Previously, Mr. Vaimberg was a managing director of Global/Emerging Market Fixed Income Management at Bear Stearns Asset Management from 1994 to 2002. Mr. Vaimberg has been an investment professional involved in investment management since 1985.

TOTAL RETURN BOND FUND Nasri Toutoungi, Managing Director of Hartford Investment Management, has served as portfolio manager of the fund since January 2003. Mr. Toutoungi joined Hartford Investment Management in 2003. Previously Mr. Toutoungi was a Managing Director of Blackrock, Inc. from 1998 to January 2002 and a Director and Partner of Rogge Global Partners from 1997 to 1998.

U.S. GOVERNMENT SECURITIES FUND The fund is managed by Christopher Hanlon, with Russell M. Regenauer as assistant portfolio manager.

Christopher Hanlon, Senior Vice President of Hartford Investment Management, has served as portfolio manager of the fund since its inception on May 28, 2004. Mr. Hanlon joined Hartford Investment Management in 1988. Mr. Hanlon has served as a portfolio manager since 1994.

Russell M. Regenauer, Senior Vice President of Hartford Investment Management, has served as assistant portfolio manager of the fund since September 3, 2002. Mr. Regenauer joined Hartford Investment Management in 1993 and has been an investment professional involved in securities trading since 1985.




38                                                     THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

 CHOOSING A SHARE CLASS

Each share class has its own cost structure, allowing you to choose the one that best meets your needs. Certain funds also offer Class I, Class L, Class R3, Class R4, Class R5 and Class Y shares to certain qualified investors pursuant to separate prospectuses describing those classes. Effective July 1, 2007, Class A shares and Class B shares will no longer be available to employer-sponsored retirement plans unless those plans had included (or were offered) those funds on or before June 30, 2007. This does not apply to individual retirement accounts (SAR-SEP, ROTH, SEP, SIMPLE, Traditional). Your financial representative can help you decide. For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Each class has adopted a Rule 12b-1 plan which allows the class to pay distribution fees for the sale and distribution of its shares and for providing services to shareholders. Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Purchases of Class B shares are subject to a total account value limitation at the time of purchase of $99,999, and purchases of Class C shares are subject to a total account value limitation at the time of purchase of $999,999. If your existing accounts for all share classes held with the Distributor (except Class R3, R4 and R5) have a total value equal to $99,999 for Class B share purchases or $999,999 for Class C share purchases, you will not be able to purchase Class B or Class C shares, as applicable. For the purpose of determining your total account value, existing accounts for all share classes held with the Distributor (except Class R3, R4 and R5) that are linked under a LOI or ROA will be included. Dealers and other financial intermediaries purchasing shares for their customers in omnibus accounts are responsible for compliance with these limits.

 CLASS A

- Front-end sales charges, as described under the subheading "How Sales Charges are Calculated".

- Distribution and service (12b-1) fees of 0.25%.(1)

(1) The Rule 12b-1 plan applicable to Class A shares of each fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors of the funds has currently authorized Rule 12b-1 payments of only up to 0.25%.

 CLASS B

- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1.00%.

- A deferred sales charge, as described on the following page.

- Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

 CLASS C

- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1.00%.

- A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

- No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

 DISTRIBUTION ARRANGEMENTS

HIFSCO serves as the principal underwriter for each fund pursuant to Underwriting Agreements initially approved by the Board of Directors of The Hartford Mutual Funds, Inc. and The Hartford

THE HARTFORD MUTUAL FUNDS                                                     39

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

Mutual Funds II, Inc. (each a "Company"). HIFSCO is a registered broker-dealer and member of the Financial Industry Regulatory Authority ("FINRA"). Shares of each fund are continuously offered and sold by selected broker-dealers who have selling agreements with HIFSCO. Such selected broker-dealers may designate and authorize other financial intermediaries to offer and sell shares of each fund. Except as discussed below, HIFSCO bears all the expenses of providing services pursuant to the Underwriting Agreements including the payment of the expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature. HIFSCO is not obligated to sell any specific amount of shares of any fund.

 DISTRIBUTION PLANS

Each Company, on behalf of its respective funds, has adopted a separate distribution plan (the "Plan") for each of the Class A, Class B and Class C shares of each fund pursuant to appropriate resolutions of each Company's Board of Directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable FINRA market conduct rules concerning asset-based sales charges.

CLASS A PLAN Pursuant to the Class A Plan, a fund may compensate HIFSCO for its expenditures in financing any activity primarily intended to result in the sale of fund shares and for maintenance and personal service provided to existing Class A shareholders. The expenses of a fund pursuant to the Class A Plan are accrued on a fiscal year basis and may not exceed, with respect to the Class A shares of each fund, the annual rate of 0.35% of the fund's average daily net assets attributable to Class A shares. However, the Companies' Boards of Directors have currently authorized Rule 12b-1 payments of only up to 0.25% of each fund's average daily net assets attributable to Class A shares. The entire amount of the fee may be used for shareholder servicing expenses with the remainder, if any, used for distribution expenses. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class A Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts.

CLASS B PLAN Pursuant to the Class B Plan, a fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class B shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by a fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class B Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class B Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class B shares.

CLASS C PLAN Pursuant to the Class C Plan, a fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class C shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by a fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order

40                                                     THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------


to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class C Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class C Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class C shares.

GENERAL Distribution fees paid to HIFSCO may be spent on any activities or expenses primarily intended to result in the sale of the applicable Company's shares including: (a) payment of initial and ongoing commissions and other compensation payments to brokers, dealers, financial institutions or others who sell each fund's shares, (b) compensation to employees of HIFSCO, (c) compensation to and expenses, including overhead such as communications and telephone, training, supplies, photocopying and similar types of expenses, of HIFSCO incurred in the printing and mailing or other dissemination of all prospectuses and statements of additional information, (d) the costs of preparation, printing and mailing of reports used for sales literature and related expenses, i.e., advertisements and sales literature, and (e) other distribution-related expenses and for the provision of personal service and/or the maintenance of shareholder accounts. These Plans are considered compensation type plans which means that the funds pay HIFSCO the entire fee regardless of HIFSCO's expenditures. Even if HIFSCO's actual expenditures exceed the fee payable to HIFSCO at any given time, the funds will not be obligated to pay more than that fee.

The Plans were adopted by a majority vote of the Board of Directors of the applicable Company, including at least a majority of directors who are not interested persons of the applicable funds as defined in the 1940 Act. A Plan may be terminated at any time by vote of the majority of the directors of the applicable board who are not interested persons of the funds. A Plan will automatically terminate in the event of its assignment.
 HOW SALES CHARGES ARE CALCULATED

CLASS A sales charges and commissions paid to dealers for the funds are listed below. The offering price includes the front-end sales load.

                                                  DEALER
                       AS A % OF    AS A %     COMMISSION AS
                        OFFERING    OF NET     PERCENTAGE OF
 YOUR INVESTMENT         PRICE    INVESTMENT  OFFERING PRICE
Less than $50,000         4.50%      4.71%         3.75%
$ 50,000 -- $ 99,999      4.00%      4.17%         3.50%
$100,000 -- $249,999      3.50%      3.63%         3.00%
$250,000 -- $499,999      2.50%      2.56%         2.00%
$500,000 -- $999,999      2.00%      2.04%         1.75%
$1 million or more(1)        0%         0%            0%


(1) Investments of $1 million or more in Class A shares may be made with no front-end sales charge. However, there is a contingent deferred sales charge
    (CDSC) of 1% on any shares sold within 18 months of purchase. For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold and is not charged on shares you acquired by reinvesting your dividends and capital gains distributions. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

The distributor may pay up to the entire amount of the sales commission to particular broker-dealers. The distributor may pay dealers of record commissions on purchases over $1 million an amount of up to 1.00% of the first $4 million, plus 0.50% of the next $6 million, plus 0.25% of share purchases over $10 million or of purchases in any amount by adviser-sold donor-advised funds. This commission schedule may also apply to certain sales of Class A shares made to investors which qualify under any of the last four categories listed under "Waivers for Certain Investors".


THE HARTFORD MUTUAL FUNDS                                                     41

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

For purchases made on or before April 30, 2007, the 1% CDSCs indicated above also may be waived where the distributor does not compensate the broker for the sale.

For retirement plans established on or after March 1, 2007, the commission schedule and 1% CDSC will not apply.

CLASS B shares are offered at their net asset value per share, without a front-end sales charge. However, you may be charged a contingent deferred sales charge
(CDSC) on shares you sell within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends and capital gains distributions. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

 YEARS AFTER
 PURCHASE                                CDSC
1st year                                5.00%
2nd year                                4.00%
3rd year                                3.00%
4th year                                3.00%
5th year                                2.00%
6th year                                1.00%
After 6 years                            None


CLASS C sales charges are listed below. There is no CDSC on shares acquired through reinvestment of dividends and capital gains distributions. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. A front-end sales charge is not assessed on Class C shares:

 YEARS AFTER
 PURCHASE                                CDSC
1st year                                1.00%
After 1 year                             None


For purposes of Class B and Class C CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month. To determine whether a CDSC applies, a fund redeems shares in the following order:
(1) shares representing an increase over the original purchase cost, (2) shares acquired through reinvestment of dividends and capital gains distributions, (3) Class B shares held for over 6 years or Class C shares held over 1 year, and (4) Class B shares held the longest during the six-year period.

When requesting a redemption the specified dollar amount will be redeemed from your account plus any applicable CDSC. If you do not want any additional amount withdrawn from your account please indicate that the applicable CDSC should be withdrawn from the total distribution amount requested.

Proceeds from the CDSC are paid to the distributor and are used in whole or in part by the distributor to defray its expenses related to providing distribution-related services to the funds in connection with the sale of the Class A, Class B and Class C shares, such as the payment of compensation to select selling brokers for selling these classes of shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the funds to sell the Class B and Class C shares without a front-end sales charge being deducted, and to sell Class A shares with a 3.00%, 4.50% or 5.50% maximum sales charge, as applicable, at the time of the purchase.

Although the funds do not charge a transaction fee, you may be charged a fee by brokers or financial intermediaries for the purchase or sale of the funds' shares through that broker or financial intermediary. This transaction fee is separate from any sales charge that the fund may apply.

 SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGES There are several ways you can combine multiple purchases of Class A shares of the funds to take advantage of the breakpoints in the sales charge schedule. Please note that you or your broker must notify Hartford Administrative Services Company

42                                                     THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

("HASCO"), the funds' transfer agent, that you are eligible for these breakpoints every time you have a qualifying transaction.

- ACCUMULATION PRIVILEGE -- lets you add the value of any shares of the funds (excluding Class R3, R4 and R5 shares) you or members of your family already own to the amount of your next Class A and Class L investment for purposes of calculating the sales charge. Each fund offers to all qualifying investors rights of accumulation under which investors are permitted to purchase Class A and Class L shares of any fund of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and SMART529 Accounts at the price applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the then-current net asset value of the purchaser's holdings of all shares of any funds of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and SMART529 Accounts. For purposes of the rights of accumulation program, the purchaser may include all shares owned by family members. For Class A shares, the definition of family member varies depending upon when the purchaser opened the account. For accounts opened on or after August 16, 2004, a family member is the owner's spouse (or legal equivalent recognized under state law) and any children under 21. For accounts opened before August 16, 2004 for Class A shares and for all Class L shares, a family member is an owner's spouse (or legal equivalent recognized under state law), parent, grandparent, child, grandchild, brother, sister, step-family members and in-laws. As of August 16, 2004, account values invested in fixed annuity, variable annuity and variable life insurance products will no longer be considered towards the accumulation privilege for Class A, and Class L shares. Participants in retirement plans receive breakpoints at the plan level. Acceptance of the purchase order is subject to confirmation of qualification. The rights of accumulation may be amended or terminated at any time as to subsequent purchases.

- LETTER OF INTENT -- lets you purchase Class A and Class L shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. Any person may qualify for a reduced sales charge on purchases of Class A and Class L shares made within a thirteen-month period pursuant to a Letter of Intent ("LOI"). Class A and Class L shares acquired through the reinvestment of distributions do not constitute purchases for purposes of the LOI. A Class A or Class L shareholder may include, as an accumulation credit towards the completion of such LOI, the value of all shares of all funds of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and SMART529 Accounts owned by the shareholder as described above under "Accumulation Privilege." Such value is determined based on the public offering price on the date of the LOI. During the term of a LOI, HASCO will hold shares in escrow to secure payment of the higher sales charge applicable for shares actually purchased if the indicated amount on the LOI is not purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated on the LOI has been purchased. A LOI does not obligate the investor to buy or the fund to sell the indicated amount of the LOI. If a Class A or Class L shareholder exceeds the specified amount of the LOI and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of the expiration of the LOI. The resulting difference in offering price will purchase additional Class A or Class L shares for the shareholder's account at the applicable offering price. If the specified amount of the LOI is not purchased, the shareholder shall remit to HASCO an amount equal to the difference between the sales charge paid and the sales charge that would have been paid had the aggregate purchases been made at a single time. If the Class A or Class L shareholder does not within twenty days after a written request by HASCO pay such difference in sales charge,

THE HARTFORD MUTUAL FUNDS                                                     43

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------


   HASCO will redeem an appropriate number of escrowed shares in order to realize such difference. Purchases based on a LOI may include holdings as described above under "Accumulation Privilege." Additional information about the terms of the LOI is available from your registered representative or from HASCO at 1-888-843-7824.

CDSC WAIVERS As long as the transfer agent is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

- to make Systematic Withdrawal Plan payments that are limited annually to no more than 12% of the value of the account at the time the plan is initiated,

- because of shareholder death or disability,

- under reorganization, liquidation, merger or acquisition transactions involving other investment companies,

- for retirement plans under the following circumstances:

     (1) to return excess contributions,

     (2) hardship withdrawals as defined in the plans,

     (3) under a Qualified Domestic Relations Order as defined in the Internal Revenue Code,

     (4) to meet minimum distribution requirements under the Internal Revenue Code,

     (5) to make "substantially equal payments" as described in Section 72(t) of the Internal Revenue Code,

     (6) after separation from service for employer sponsored retirement plans, and

     (7) For Class C shares, the CDSC may be waived for withdrawals made pursuant to loans, as defined by the plan's administrator at the time of withdrawal, taken from qualified retirement plans, such as 401 (k) plans, profit-sharing and money purchase pension plans and defined benefit plans (excluding individual retirement accounts, such as Traditional, Roth, SEP or SIMPLE).

REINSTATEMENT PRIVILEGE If you sell shares of a fund, you may reinvest some or all of the proceeds in the same share class of any fund within 180 days without a sales charge, as long as the transfer agent is notified before you invest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

WAIVERS FOR CERTAIN INVESTORS Class A shares may be offered without front-end sales charges to the following individuals and institutions:

- selling broker dealers and their employees and sales representatives (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section),

- financial representatives utilizing fund shares in fee-based investment products under a signed agreement with the funds,

- present or former officers, directors and employees (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section) of the funds, The Hartford, the sub-advisers, the transfer agent, and their affiliates,

- welfare benefit plans investing in fund shares through group variable funding agreements issued by Hartford Life Insurance Company,

- participants in certain employer-sponsored retirement plans with at least 100 participants or $500,000 in plan assets, participants in retirement plans investing in fund shares through group variable funding agreements issued by Hartford Life Insurance Company and participants in retirement plans where Hartford Life Insurance Company or an affiliate is the plan administrator, may invest in Class A shares

44                                                     THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------


  without any sales charge, provided they included (or were offered) the fund as an investment option on or before June 30, 2007. Such plans may continue to purchase Class A shares without any sales charge after July 1, 2007. Effective July 1, 2007, only Classes R3, R4, R5 and Y will be offered to employer-sponsored retirement plans that do not already own (or were offered) Class A shares,

- one or more members of a group (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section) of at least 100 persons engaged, or previously engaged in a common business, profession, civic or charitable endeavor or other activity (1% CDSC applies if redeemed within 18 months),

- college savings program that is a qualified state tuition program under section 529 of the Internal Revenue Code ("529 Plan"), and

- adviser-sold donor advised funds (a 1.00% CDSC applies if redeemed within eighteen months).

In order to receive the sales charge reductions or waivers, you must notify the transfer agent of the reduction or waiver request when you place your purchase order. The transfer agent may require evidence of your qualification for such reductions or waivers. Additional information about the sales charge reductions or waiver can be obtained from the transfer agent.

The funds make available free of charge, on the funds' website at www.hartfordinvestor.com, information about sales charges and sales charge waivers. The funds' website includes links that facilitate access to this information.

 PAYMENTS TO FINANCIAL INTERMEDIARIES AND OTHER ENTITIES

This section includes additional information about commissions and other payments made by HIFSCO and its affiliates to other entities.

COMMISSIONS AND RULE 12B-1 PAYMENTS HIFSCO and its affiliates make a variety of payments to broker-dealers and financial institutions ("Financial
Intermediaries") that sell shares of the funds. HIFSCO pays commissions and Rule 12b-1 payments to Financial Intermediaries. The SAI includes information regarding commission payments and Rule 12b-1 payments by share class.

As explained in more detail below, HIFSCO and its affiliates make additional payments to Financial Intermediaries and intermediaries that provide subaccounting, administrative and/or shareholder processing services ("Servicing Intermediaries").

Commissions and other payments received by Financial Intermediaries and their affiliates can vary from one investment product to another, and therefore your Financial Intermediary may have a greater incentive to sell certain products, such as funds, rather than other products.

ADDITIONAL COMPENSATION PAYMENTS TO FINANCIAL INTERMEDIARIES HIFSCO and its affiliates make additional compensation payments out of their own assets to Financial Intermediaries to encourage the sale of the funds' shares ("Additional Payments"). These payments, which are in addition to commissions and Rule 12b-1 fees, may create an incentive for your Financial Intermediary to sell and recommend certain investment products, including the funds, over other products for which it may receive less compensation. You may contact your Financial Intermediary if you want information regarding the payments it receives.

Additional Payments to a Financial Intermediary are generally based on the average net assets of the funds attributable to that Financial Intermediary, assets held over one year by customers of that Financial Intermediary, or sales of the fund shares through that Financial Intermediary. Additional Payments may, but are normally not expected to, exceed 0.46% of the average net assets of the funds attributable to a particular Financial Intermediary. For the calendar year ended December 31, 2007, HIFSCO and its affiliates incurred approximately $43.4 million in total Additional Payments to Financial Intermediaries.


THE HARTFORD MUTUAL FUNDS                                                     45

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

Additional Payments may be used for various purposes and take various forms, such as:

- Payments for placement of funds on a Financial Intermediary's list of mutual funds available for purchase by its customers or for including funds within a group that receives special marketing focus or are placed on a "preferred list";

- "Due diligence" payments for a Financial Intermediary's examination of the funds and payments for providing extra employee training and information relating to the funds;

- "Marketing support fees" for providing assistance in promoting the sale of fund shares;

- Sponsorships of sales contests and promotions where participants receive prizes such as travel awards, merchandise, cash or recognition;

- Provision of educational programs, including information and related support materials;

- Hardware and software; and

- Occasional meals and entertainment, tickets to sporting events, nominal gifts and travel and lodging (subject to applicable rules and regulations).

As of January 1, 2008, HIFSCO has entered into ongoing contractual arrangements to make Additional Payments to the Financial Intermediaries listed below. HIFSCO may enter into ongoing contractual arrangement with other Financial Intermediaries. Financial Intermediaries that received Additional Payments in 2007 for items such as sponsorship of meetings, education seminars and travel and entertainment, but do not have an ongoing contractual relationship, are listed in the SAI. A.G. Edwards & Sons, Inc., AIG Advisors Group, Inc., (Advantage Capital Corp., AIG Financial Advisors, American General, FSC Securities Corp., Royal Alliance Associates, Inc.), Banc West Investment Services, Cadaret Grant & Co., Inc., CCO Investment Services Corp., Charles Schwab & Co., Inc., Citigroup Global Markets, Inc., Comerica Securities, Commonwealth Financial Network, Compass Brokerage Inc., Crown Capital Securities, LP, Cuna Brokerage Services, CUSO Financial Services, L.P., Edward
D. Jones & Co., FFP Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, Inc., Frost Brokerage Services, Inc., H. Beck, Inc., Hilliard Lyons, Huntington Investment Co., IFMG Securities, Inc., ING Advisor Network (Financial Network Investment Corporation, Inc., ING Financial Partners, Inc., Multi-Financial Securities Corporation, Inc., PrimeVest Financial Services, Inc.), Investment Professionals, Inc., Janney Montgomery Scott, Jefferson Pilot Securities Corp, LaSalle Financial Services, Lincoln Financial Advisors Group, LPL Financial Corp., M&T Securities Inc., Merrill Lynch Pierce Fenner & Smith, Morgan Keegan & Company, Inc., Morgan Stanley DW Inc., NatCity Investments Inc., National Planning Holdings, Inc. (Invest Financial Corporation, Investment Centers of America, National Planning Corporation, SII Investments Inc.), Newbridge Securities, NEXT Financial Group, Inc., Oppenheimer & Co, Inc., Prime Capital Services, Inc., Raymond James & Associates Inc., Raymond James Financial Services (IM&R), RBC Dain Rauscher, RDM Investment Services, Robert W. Baird, Securities America, Inc., Sorrento Pacific Financial, Stifel, Nicolaus & Company, Inc., Summit Brokerage Services, Suntrust Investment Services, Triad Advisors, Inc., UBS Financial Services Inc., U.S. Bancorp Investments Inc., Uvest Financial Services Group, Inc., Wachovia Securities, LLC, Wells Fargo Investments, WM Financial Services, Inc., and Woodbury Financial Services, Inc. (an indirect wholly-owned subsidiary of The Hartford).

SERVICING COMPENSATION TO SERVICING INTERMEDIARIES HIFSCO or its affiliates pay Servicing Intermediaries compensation for subaccounting, administrative and/or shareholder processing services ("Servicing Payments"). Servicing Payments may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one investment product, such as the funds, over other products for which it may receive a lower payment. You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.


46                                                     THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

Servicing Payments are generally based on average net assets of the funds attributable to the Servicing Intermediary. With certain limited exceptions, Servicing Payments are not expected to exceed 0.20% of the average net assets of the funds attributable to a particular Servicing Intermediary. For the year ended December 31, 2007, HIFSCO incurred approximately $440,000 in total Servicing Payments to Servicing Intermediaries and incurred Servicing Payments did not exceed $410,000 for any Servicing Intermediary.

Servicing Payments are also paid to certain Servicing Intermediaries by HASCO out of the transfer agency fees it receives from the Funds. Although some arrangements are based on average net assets attributable to the Servicing Intermediary, Servicing Intermediaries are generally paid a per account fee ranging to no more than $16 per account.

As of January 1, 2008, HIFSCO has entered into arrangements to pay Servicing Compensation to: The 401(k) Company; ACS HR Solutions, LLC; ADP Broker Dealer, Inc., American Century Investment Management, Inc.; AmeriMutual Funds Distributor, Inc.; Ameriprise Financial Services, Inc.; Benefit Plans Administrative Services, LLC; BenefitStreet, Inc.; Charles Schwab and Co., Inc.; CitiStreet, LLC; CPI Qualified Plan Consultants, Inc.; Diversified Investment Advisors, Inc.; Expert Plan, Inc.; Fidelity Investments Institutional Operations Company, Inc. & Fidelity Investments Institutional Services Company, Inc. ("Fidelity"); Fiserv Trust Company; Gold Trust Company; GWFS Equities, Inc.; Invesmart, Inc. & Invesmart Securities, LLC; International Clearing Trust Company; J.P. Morgan Retirement Plan Services, LLC; Lincoln Retirement Services Company, LLC & AMG Service Corp; Merrill Lynch Pierce Fenner & Smith Incorporated; Mercer HR Services, LLC; Mid Atlantic Capital Corporation; MSCS Financial Services, LLC; Nationwide Financial Services, Inc.; Newport Retirement Services, Inc.; Reliance Trust Company; Standard Retirement Services, Inc.; StanCorp Equities, Inc.; T. Rowe Price Retirement Plan Services, Inc. & T. Rowe Price Investment Services, Inc.; The Retirement Plan Company, LLC; The Vanguard Group; Upromise Investments, Inc; Wells Fargo Bank, N.A.; and Wilmington Trust Company. HIFSCO may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

As of January 1, 2008, Servicing Intermediaries paid by HASCO are: ADP Broker-Dealer, Inc.; A.G. Edwards; Alerus Financial; American Stock Transfer and Trust Company; CPI Qualified Plan Consultants, Inc; Expert Plan, Inc.; Gem Group L.P.; Hand Benefits & Trust, Inc.; Hewitt Associates LLC; Legette Actuaries, Inc.; Mid Atlantic Capital Corporation; MSCS Financial Services, LLC; The Newport Group.; Prudential Investment Management Services LLC & Prudential Investments LLC; QBC, Inc.; Reliance Trust company and SunGard Institutional Brokerage Inc. Other Servicing Intermediaries may be paid by HASCO in the future.

 OPENING AN ACCOUNT

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens a new account. What this means for you: When you open a new account, you will be asked to provide your name, residential address, date of birth, social security number and other information that identifies you. You may also be asked to show your driver's license or other identifying documents.

For non-persons wishing to open an account or establish a relationship, Federal law requires us to obtain, verify and record information that identifies each business or entity. What this means for you: when you open an account or establish a relationship, we will ask for your business name, a street address and a tax identification number, that Federal law requires us to obtain. We appreciate your cooperation.


THE HARTFORD MUTUAL FUNDS                                                     47

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

If a fund is not able to adequately identify you within the time frames set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption. You may also incur any applicable sales charge.

NOTE FOR RETIREMENT PLAN PARTICIPANTS AND INVESTORS WHOSE SHARES ARE HELD BY FINANCIAL REPRESENTATIVES: If you hold your shares through a retirement plan or if your shares are held with a financial representative you will need to make transactions through the retirement plan administrator or your financial representative. Some of the services and programs described in this prospectus may not be available or may differ in such circumstances. In addition, some of the funds offered in this prospectus may not be available in your retirement plan. You should check with your retirement plan administrator or financial representative for further details.

1. Read this prospectus carefully.

2. Determine how much you want to invest. The minimum initial investment for each fund is as follows:

  -  non-retirement accounts: $1,000 per fund.

  -  retirement accounts: $1,000 per fund.

  - Automatic Investment Plans: $50 to open; you must invest at least $50 per month in each fund.

  -  subsequent investments: $50 per fund.

  -  529 Plans: Not subject to minimums.

Minimum investment amounts may be waived for certain retirement accounts and present or former officers, directors and employees and their families of The Hartford, Wellington Management Company, LLP and their affiliates, as well as for certain broker sponsored wrap-fee programs or at the transfer agents discretion.

3. Complete the appropriate parts of the account application including any privileges desired. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later. If you have questions and you hold the shares through a financial representative or retirement plan, please contact your financial representative or plan administrator. If you hold the shares directly with the fund, please call the transfer agent at the number shown below.

4. Make your initial investment selection. You or your financial representative can initiate any purchase, exchange or sale of shares.



                  ADDRESS:                                  PHONE NUMBER:
         THE HARTFORD MUTUAL FUNDS                    1-888-THE-STAG (843-7824)
               P.O. BOX 9140                 OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
         MINNEAPOLIS, MN 55480-9140                              PLAN
                                                  ADMINISTRATOR FOR INSTRUCTIONS AND
                                                             ASSISTANCE.




48                                                     THE HARTFORD MUTUAL FUNDS

 BUYING SHARES


ON THE WEB

  (WIRE        TO ACCESS YOUR ACCOUNT(S)
  GRAPHIC)
               - Visit www.hartfordinvestor.com

               - Log in by selecting Hartford Mutual Funds from the login section, enter your User Name and password, and select Login. First time users will need to create a user name and password by selecting the "Create User Name" link.

               TO PURCHASE MUTUAL FUND SHARES DIRECTLY FROM YOUR BANK ACCOUNT

               - To purchase shares directly from your bank account, you must first add your banking information online, by selecting the Add Bank
                 Instructions function.
               - Once bank instructions have been established, click on "View
                 Account Detail" for the appropriate account. Select "Purchase
                 Shares" from the "Select Action" menu, next to the fund you want to purchase into.
               - Follow the instructions on the Purchase Shares Request pages to complete and submit the request.

               TO PURCHASE SHARES VIA AN EXCHANGE FROM AN EXISTING HARTFORD MUTUAL
               FUND

               - Click on "View Account Detail" for the appropriate account. Select
                 "Exchange Shares" from the "Select Action" menu, next to the fund you want to exchange from.
               - Follow the instructions on the Exchange Shares Request pages to complete and submit the request.
               Note: The minimum amount when exchanging into a new fund is $1,000 per fund.

ON THE PHONE

  (PHONE       TO PURCHASE MUTUAL FUND SHARES DIRECTLY FROM YOUR BANK ACCOUNT
  GRAPHIC)
               - Verify that your bank/credit union is a member of the Automated
                 Clearing House (ACH) system.
               - To place your order with a representative, call the transfer agent at the number below between 8 A.M. and 7 P.M. Eastern Time
                 (between 7 A.M. and 6 P.M. Central Time) Monday through Thursday and between 9:15 A.M. and 6 P.M. Eastern Time (between 8:15 A.M.
                 and 5 P.M. Central Time) on Friday.
               - Complete transaction instructions on a specific account must be received in good order and confirmed by The Hartford Mutual Funds prior to 4 P.M. Eastern Time (3 P.M. Central Time) or the close of the NYSE, whichever comes first. Any transaction on an account received after the close of the NYSE will receive the next business day's offering price.
               - Tell The Hartford the fund name, your share class, account and the name(s) in which the account is registered and the amount of your investment.

               TO PURCHASE MUTUAL FUND SHARES VIA AN EXCHANGE FROM AN EXISTING
               HARTFORD MUTUAL FUND

               - Call your financial representative, plan administrator, or the transfer agent, at the number below to request an exchange.
               Note: The minimum amount when exchanging into a new fund is $1,000 per fund.







                  ADDRESS:                                  PHONE NUMBER:
         THE HARTFORD MUTUAL FUNDS                    1-888-THE-STAG (843-7824)
               P.O. BOX 64387                OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
          ST. PAUL, MN 55164-0387                                PLAN
                                                  ADMINISTRATOR FOR INSTRUCTIONS AND
                                                             ASSISTANCE.




THE HARTFORD MUTUAL FUNDS                                                     49

 BUYING SHARES



IN WRITING:
  WITH CHECK

  (CHECK       - Make out a check for the investment amount, payable to "The
  GRAPHIC)       Hartford Mutual Funds."
               - Complete the detachable investment slip from an account statement, or write a note specifying the fund name and share class, account number and the name(s) in which the account is registered.
               - Deliver the check and your investment slip, or note, to the address listed below.

                    The Hartford Mutual Funds
                    P.O. Box 9140
                    Minneapolis, MN 55480-9140

BY EXCHANGE


  (ARROW       - Write a letter of instruction indicating the fund names, share
  GRAPHIC)       class, account number, the name(s) in which the accounts are registered, and your signature.
               - Deliver these instructions to your financial representative or plan administrator, or mail to the address listed below.
                    The Hartford Mutual Funds
                    P.O. Box 64387
                    St. Paul, MN 55164-0387
               Note: The minimum amount when exchanging into a new fund is $1,000 per fund.

BY WIRE


  (WIRE        - Instruct your bank to wire the amount of your investment to:
  GRAPHIC)          US Bank National Association
                    9633 Lyndale Ave S
                    Bloomington, MN 55420-4270
                    ABA #091000022,
                    credit account no: 1-702-2514-1341
                    The Hartford Mutual Funds Purchase Account
                    For further credit to: (Your name)
                    Hartford Mutual Funds Account Number:
                    (Your account number)
               Specify the fund name, share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.







                  ADDRESS:                                  PHONE NUMBER:
         THE HARTFORD MUTUAL FUNDS                    1-888-THE-STAG (843-7824)
               P.O. BOX 64387                OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
          ST. PAUL, MN 55164-0387                                PLAN
                                                  ADMINISTRATOR FOR INSTRUCTIONS AND
                                                             ASSISTANCE.




50                                                     THE HARTFORD MUTUAL FUNDS

 SELLING SHARES ON THE WEB


TO ACCESS YOUR ACCOUNTS
               - Visit www.hartfordinvestor.com
  (CHECK       - Select Mutual Funds on the menu bar
  GRAPHIC)     - Log in by selecting Hartford Mutual Funds from the login section, enter your User Name and password, and select Login. First time users will need to create a user name and password by selecting the "Create User Name" link.
               Note: Because of legal and tax restrictions on withdrawals from retirement accounts, you will not be allowed to enter a
                     redemption request for these types of accounts online.

                 TO REDEEM SHARES DIRECTLY TO YOUR BANK ACCOUNT OR AS A CHECK
                 MAILED TO YOUR ADDRESS OF RECORD

               - Click on "View Account Detail" for the appropriate account. Select
                 "Redeem Shares" from the "Select Action" menu, next to the fund you want to redeem from.
               - To redeem to your bank account, bank instructions must be submitted to the transfer agent in writing. Bank instructions added online are only available for purchases.
               - Follow the instructions on the Redeem Shares Request pages to complete and submit the request.

                 TO REDEEM SHARES AS AN EXCHANGE FROM AN EXISTING HARTFORD MUTUAL
               FUND

               - Click on "View Account Detail" for the appropriate account. Select
                 "Exchange Shares" from the "Select Action" menu, next to the fund you want to exchange from.
               - Follow the instructions on the Exchange Shares Request pages to complete and submit the request.
               Note: The minimum amount when exchanging into a new fund is $1,000 per fund.






                  ADDRESS:                                  PHONE NUMBER:
         THE HARTFORD MUTUAL FUNDS                    1-888-THE-STAG (843-7824)
               P.O. BOX 64387                OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
          ST. PAUL, MN 55164-0387                                PLAN
                                                  ADMINISTRATOR FOR INSTRUCTIONS AND
                                                             ASSISTANCE.




THE HARTFORD MUTUAL FUNDS                                                     51

BY LETTER
           In certain circumstances, you will need to make your request to sell
  [LET-    shares in writing. Requirements for the written requests are shown
  TER      below. A check will be mailed to the name(s) and address in which
  GRAPH-   the account is registered or otherwise according to your letter of
  IC]      instruction. Overnight delivery may be requested for a nominal fee.
           - Write a letter of instruction or complete a power of attorney indicating:
             - Fund name
             - Account number
             - Share class
             - The name(s) in which the account is registered
             - Date of birth
             - Residential address
             - Social Security number
             - Dollar value or the number of shares you wish to sell
           - Include all authorized signatures and any additional documents that may be required (see below).
           - Obtain a Medallion signature guarantee if*:
             - You are requesting payment by check of more than $1,000, to an address of record has changed within the past 30 days
             - You are selling more than $50,000 worth of shares
             - You are requesting payment other than by check mailed to the address of record and payable to the registered owner(s)
           - Mail the materials to the address below or to your plan
             administrator
           * Please note that a notary public CANNOT provide a Medallion signature guarantee. Please check with a representative of your bank or other financial institution about obtaining a Medallion signature guarantee.




                 ADDRESS:                                  PHONE NUMBER:
          THE HARTFORD MUTUAL FUNDS                  1-888-THE-STAG (843-7824)
               P.O. BOX 64387                OR CONTACT YOUR FINANCIAL REPRESENTATIVE
           ST. PAUL, MN 55164-0387                            OR PLAN
                                                ADMINISTRATOR FOR INSTRUCTIONS AND
                                                            ASSISTANCE.




52                                                     THE HARTFORD MUTUAL FUNDS

ADDITIONAL DOCUMENT REQUIREMENTS FOR WRITTEN REQUESTS:

     IRAS (SAR-SEP, ROTH, SEP, SIMPLE, TRADITIONAL)
               - Signatures and titles of all persons authorized to sign for the account, exactly as the account is registered
               - Indicate the amount of income tax withholding to be applied to your distribution.
     OWNERS OF CORPORATE OR ASSOCIATION ACCOUNTS:
               - Corporate resolution, certified within the past twelve months, including signature of authorized signer(s) for the account
     OWNERS OR TRUSTEES OF TRUST ACCOUNTS:
               - Signatures of the trustee(s)
               - Copies of the trust document pages, certified within the past twelve  months, which display the name and date of trust, along with the signature page.
     ADMINISTRATORS, CONSERVATORS, GUARDIANS, AND OTHER SELLERS OR IN SITUATIONS OF
     DIVORCE OR DEATH
               - Call 1-888-843-7824 for instructions
BY PHONE

               - Certain types of accounts may be redeemed by telephone. This is
  (PHONE         limited to non-retirement accounts or IRA plans where the
  GRAPHIC)       shareowner is age 59 1/2 or older. For circumstances in which you need to request to sell shares in writing, see "Selling Shares by
                 Letter."
               - Restricted to sales of up to $50,000 per shareowner any 7-day period.
               - Call the transfer agent to verify that the telephone redemption privilege is in place on an account, or to request the forms to add it to an existing account.
               - To place your order with a representative, call the transfer agent at the number below between 8 A.M. and 7 P.M. Eastern Time
                 (between 7 A.M. and 6 P.M. Central Time) Monday through Thursday and between  9:15 A.M. and 6 P.M. Eastern Time (between 8:15 A.M.
                 and 5 P.M. Central Time) on  Friday.
               - Complete transaction instructions on a specific account must be received in good order and confirmed by The Hartford Mutual Funds prior to 4 P.M. Eastern Time (3 P.M. Central Time) or the close of the NYSE, whichever comes first. Any transaction on an account received after the close of the NYSE will receive the next business day's offering price.
               - For automated service 24 hours a day using your touch-tone phone, call the number below.




                 ADDRESS:                                  PHONE NUMBER:
          THE HARTFORD MUTUAL FUNDS                  1-888-THE-STAG (843-7824)
               P.O. BOX 64387                OR CONTACT YOUR FINANCIAL REPRESENTATIVE
           ST. PAUL, MN 55164-0387                            OR PLAN
                                                ADMINISTRATOR FOR INSTRUCTIONS AND
                                                            ASSISTANCE.






THE HARTFORD MUTUAL FUNDS                                                     53

BY ELECTRONIC FUNDS TRANSFER (EFT) OR WIRE

               - Fill out the "Bank Account or Credit Union Information" section of
  (WIRE          your new account application or the "Bank or Credit Union
  GRAPHIC)       Information Form" to add bank instructions to your account.
               - EFT transactions may be sent for amounts of $50-$50,000. Funds from EFT transactions are generally available by the third to fifth business day. Your bank may charge a fee for this service.
               - Wire transfers of amounts of $500 or more are available upon request. Generally, the wire will be sent on the next business day. Your bank may charge a fee for this service.

BY EXCHANGE

               - Obtain a current prospectus for the fund into which you are
  (ARROW         exchanging by calling your financial representative or the
  GRAPHIC)       transfer agent at the number below.
               - Call your financial representative or the transfer agent to request an exchange.
               Note: The minimum amount when exchanging into a new fund is $1,000 per fund.

To sell shares through a systematic withdrawal plan, see "Additional Investor
Services" under Transaction Policies.





                 ADDRESS:                                  PHONE NUMBER:
          THE HARTFORD MUTUAL FUNDS                  1-888-THE-STAG (843-7824)
               P.O. BOX 64387                OR CONTACT YOUR FINANCIAL REPRESENTATIVE
           ST. PAUL, MN 55164-0387                            OR PLAN
                                                ADMINISTRATOR FOR INSTRUCTIONS AND
                                                            ASSISTANCE.





54                                                     THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------


 VALUATION OF SHARES

The net asset value per share (NAV) is determined for each fund and each class as of the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value for each fund is determined by dividing the value of that fund's net assets attributable to a class of shares by the number of shares outstanding for that class.

The funds generally use market prices in valuing portfolio securities. If market quotations are not readily available or are deemed unreliable, a fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of that fund's Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the exchange on which a portfolio security is principally traded but before the close of the NYSE that is expected to affect the value of the portfolio security. The circumstances in which a fund may use fair value pricing include, among others:
(i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) for thinly traded securities and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of securities principally traded on foreign markets, each fund uses a fair value pricing service approved by that fund's Board, which employs quantitative models to adjust for "stale" prices caused by the movement of other markets and other factors occurring after the close of the foreign exchanges but before the close of the NYSE. Securities that are principally traded on foreign markets may trade on days that are not business days of the funds. Because the NAV of each fund's shares is determined only on business days of the funds, the value of the portfolio securities of a fund that invests in foreign securities may change on days when a shareholder will not be able to purchase or redeem shares of the fund. Fair value pricing is subjective in nature and the use of fair value pricing by the funds may cause the net asset value of their respective shares to differ significantly from the net asset value that would be calculated using prevailing market values. There can be no assurance that any fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which that fund determines its NAV per share.

Debt securities (other than short-term obligations and floating rate loans) held by a fund are valued on the basis of valuations furnished by an unaffiliated pricing service, which determines valuations for normal institutional size trading units of debt securities. Floating rate loans generally trade in over-the-counter markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system in accordance with procedures established by that fund's Board of Directors. Generally, each fund may use fair valuation in regards to debt securities when a fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. Investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.

 BUY AND SELL PRICES

When you buy shares, you pay the NAV plus any applicable sales charges. When you sell shares, you receive the NAV less any applicable sales charges.


THE HARTFORD MUTUAL FUNDS                                                     55

TRANSACTION POLICIES
--------------------------------------------------------------------------------

 EXECUTION OF REQUESTS

Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV calculated after your request is received, if your order is in "good order" (has all required information), by the transfer agent, authorized broker-dealers or their authorized designee, or third-party administrators.

At times of peak activity, it may be difficult to place requests by phone. During these times, visit www.hartfordinvestor.com or consider sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of redemption proceeds for up to three business days or longer, as allowed by federal securities laws.

Requests in "Good Order"

All purchase and redemption requests must be received by the funds in "good order". This means that your request must include:

- Name, date of birth, residential address, and social security number.

- The fund name, share class and account number.

- The amount of the transaction (in dollars or shares).

- Signatures of all owners exactly as registered on the account (for mail requests).

- Medallion signature guarantees (if required).

- Any supporting legal documentation that may be required.

 TELEPHONE TRANSACTIONS

For your protection, telephone requests may be recorded in order to verify their accuracy. Proceeds from telephone transactions may be either mailed to the address of record, or sent electronically to a bank account on file. Also, for your protection, telephone redemptions are limited on accounts whose addresses have changed within the past 30 days.

 EXCHANGES

You may exchange shares of one fund for shares of the same class of any other Hartford Mutual Fund. The registration for both accounts involved must be identical. You may be subject to tax liability or sales charges as a result of your exchange. The funds reserve the right to amend or terminate the exchange privilege at any time, for any reason.

If you own Class I, L, R3, R4, R5 or Y shares of certain funds, please refer to the prospectus for these class share offerings for further information on the exchange privileges available to you.

 FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of fund shares by a fund's shareholder can disrupt the management of the fund, negatively affect the fund's performance, and increase expenses for all fund shareholders. In particular, frequent trading (i) can force a fund's portfolio manager to hold larger cash positions than desired instead of fully investing the funds, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund; and (iv) can trigger taxable gains for other shareholders. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage

56                                                     THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

strategies, can dilute a fund's NAV for long-term shareholders.

If you intend to trade frequently or use market timing investment strategies, you should not purchase the funds.

The Boards of Directors of the funds have adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The funds' policy is to discourage investors from trading in a fund's shares in an excessive manner that would be harmful to long-term investors and to make reasonable efforts to detect and deter excessive trading. The funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the revocation of exchange privileges, the funds may consider an investor's trading history in any of the funds, including the person's trading history in any accounts under a person's common ownership or control.

It is the policy of the funds to permit only two "substantive round trips" by an investor within any single fund within a 90-day period.

A substantive round trip is a purchase of or an exchange into the same fund and a redemption of or an exchange out of the same fund in a dollar amount that the fund's transfer agent determines, in the reasonable exercise of its discretion, could adversely affect the management of the fund. When an additional transaction request for the fund is received within the 90-day period, the requested transaction will be rejected and the person requesting such transaction will be deemed an "Excessive Trader." All exchange and purchase privileges of an Excessive Trader shall be suspended within such fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader will be suspended indefinitely. If an Excessive Trader makes exchanges through a registered representative, in appropriate circumstances the funds' transfer agent may terminate the registered representative's exchange and purchase privileges in the funds. Automatic programs offered by the funds such as dollar cost averaging and dividend diversification are exempt from the policy described above.

The funds' policies for deterring frequent purchases and redemptions of fund shares by a fund shareholder are intended to be applied uniformly to all fund shareholders to the extent practicable. Some financial intermediaries, such as broker-dealers, investment advisors, plan administrators, and third-party transfer agents, however, maintain omnibus accounts in which they aggregate orders of multiple investors and forward the aggregated orders to the funds. Because the funds receive these orders on an aggregated basis and because these omnibus accounts may trade with numerous fund families with differing market timing policies, the funds are limited in their ability to identify or deter Excessive Traders or other abusive traders. The funds' procedures with respect to omnibus accounts are as follows: (1) Where HASCO is provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the daily trade activity of individual shareholders and apply the Policy. (2) Where an intermediary will implement the Policy on behalf of HASCO, HASCO shall obtain an appropriate annual certification from such intermediary. (3) Where an intermediary has established reasonable internal controls and procedures (which may be more or less restrictive then those of the funds) for limiting exchange activity in a manner that serves the purposes of the funds' policy as determined by the Frequent Trading Review Committee (comprised of the funds' Chief Compliance Officer, Chief Legal Officer and a senior business leader of The Hartford), HASCO shall permit such intermediary to apply its procedures in lieu of those of the funds and obtain an appropriate annual certification. Finally,
(4) where none of the foregoing occurs, HASCO shall monitor the accounts at an omnibus level and apply detection tools designed to identify suspicious trading patterns that warrant further review. In such cases, HASCO shall request and evaluate individual

THE HARTFORD MUTUAL FUNDS                                                     57

TRANSACTION POLICIES
--------------------------------------------------------------------------------


shareholder level transaction detail and seek to impose restrictions in accordance with the Policy. In October 2007, new SEC rules became effective which require funds and intermediaries to enter into written agreements intended to promote transparency in omnibus accounts. As funds and intermediaries implement the requirements of the new rules, it is expected that the funds' will be able to apply its frequent trading policies to omnibus accounts. Nonetheless, the funds' ability to identify and deter frequent purchases and redemptions of a fund's shares through omnibus accounts is limited, and the funds' success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of fund shares in this context depends significantly upon the cooperation of the financial intermediaries.

The use of fair value pricing can serve both to make the funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the funds' shares is determined each day. Frequent trading in fund shares can dilute the value of long-term shareholders' interests in a fund if the fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The funds' pricing procedures, particularly those procedures governing the determination of the "fair value" of securities for which market prices are not readily available (or are unreliable) for foreign securities may serve as a deterrent against harmful excessive trading in fund shares. For additional information concerning the funds' fair value procedures, please refer to "Valuation of Shares."

 CERTIFICATED SHARES

Shares are electronically recorded and therefore share certificates are not issued.

 ACCOUNT CLOSINGS

There may be instances in which it is appropriate for your shares to be redeemed and your account to be closed. For additional information about when your shares may be redeemed and your account closed, please see the SAI under "Account Closings."

 SALES IN ADVANCE OF PURCHASE PAYMENTS

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to 10 calendar days after the purchase.

 SPECIAL REDEMPTIONS

Although it would not normally do so, each fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities. When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable fund during any 90 day period for any one account.

 PAYMENT REQUIREMENTS

All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks and made payable to The Hartford Mutual Funds. You may not purchase shares with a starter or third party check.

If your check does not clear, your purchase will be canceled and you will be liable for any losses or fees that the funds or HIFSCO has incurred.

Certain broker-dealers and financial institutions may enter confirmed purchase orders with the funds on behalf of customers, by phone or other electronic means, with payment to follow within

58                                                     THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------


the customary settlement period. If payment is not received by that time, the order will be canceled and the broker-dealer or financial institution will be held liable for the resulting fees or losses.

 DIVIDENDS AND ACCOUNT POLICIES

ACCOUNT STATEMENTS  In general, you will receive account statements as follows:

- after every transaction (except certain automatic payment and redemption arrangements and dividend or distribution reinvestment) that affects your account balances

- after any changes of name or address of the registered owner(s)

- in all other circumstances, every quarter during which there is activity in your account, and at least annually

Every year you will also receive the appropriate tax reporting forms for the type of account you choose and the activity in your account.

If, however, you are a participant in an employer-sponsored retirement plan or you hold your shares in the name of your broker, you will receive statements from your plan administrator or broker pursuant to their policies.

DIVIDENDS AND DISTRIBUTIONS Each fund intends to distribute substantially all of its net investment income and capital gains to shareholders at least once a year. Dividends from net investment income of the funds are declared daily and paid monthly. Dividends are paid on shares beginning on the business day after the day when the funds used to purchase your shares are collected by the transfer agent. Unless shareholders specify otherwise, all dividends and distributions received from a fund are automatically reinvested in additional full or fractional shares of that fund.

If you elect to receive monthly dividends in cash, you will only receive a check if the dividend amount exceeds $10. If the dividend is $10 or less, the amount will automatically be reinvested in the same fund. If you would like to receive cash dividends, regardless of the amount, you can establish an electronic funds transfer to your bank. Please call the fund for assistance in establishing electronic funds transfer transactions at 1-888-843-7824.

Each fund that declares dividends daily and distributes dividends monthly (and is not a money market fund) seeks to maintain a target rate of distribution for that month. In order to do so, each fund may distribute less or more investment income than it earns on its investments each month. The fund may use accrued undistributed investment income to fulfill distributions made during periods in which the fund distributes more than the fund earns. The target rate of distribution is evaluated regularly and can change at any time. The target rate of distribution is not equivalent to the 30-day SEC yield of the fund.

TAXABILITY OF DIVIDENDS Dividends and distributions you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Distributions from a fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you held your shares. Distributions from short-term capital gains and from ordinary income (other than certain qualified dividend income) are generally taxable as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations. Distributions from certain qualified dividend income generally are taxable to individuals at the same rates that apply to long-term capital gains, if certain holding period and other requirements are met. The lower tax rates on qualified dividend income and long-term capital gains are currently scheduled to expire after 2010.

Some dividends paid in January may be taxable as if they had been paid the previous December.

TAXABILITY OF TRANSACTIONS Unless your shares are held in a qualified retirement account, any time you sell or exchange shares, it is considered a taxable event for you. You may have a capital gain or a loss on the transaction which will be long-term or short-term, depending upon how long you held your shares. You are responsible for any tax liabilities

THE HARTFORD MUTUAL FUNDS                                                     59

TRANSACTION POLICIES
--------------------------------------------------------------------------------


generated by your transactions. See your tax advisor if you sell shares held for less than six months at loss within 60 days of receiving a long-term capital gain distribution from the fund.

A fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability. Non-resident aliens and other foreign shareholders will generally be subject to U.S. tax withholding on distributions paid to a fund.

A fund may be required to withhold U.S. federal income tax at the rate of 30% of all taxable distributions to you if you are a non-resident alien and you are claiming reduced withholding under a tax treaty and there is no applicable tax treaty, if you have not properly completed and signed the appropriate IRS Form W-8, or you do not provide us with your Individual Taxpayer Identification Number (ITIN). If you are a non-resident alien and you are requesting a reduced tax withholding rate, you must give us your ITIN. You also must complete and send to us the appropriate IRS Form W-8 to certify your foreign status.

INFLATION-PROTECTED DEBT SECURITIES Periodic adjustments for inflation to the principal amount of an inflation-protected debt security may give rise to original issue discount, which will be includable in a fund's gross income. Due to original issue discount, a fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-protected debt security is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as return of capital.

Distributions from a fund may also be subject to state, local and foreign taxes. You should consult your own tax adviser regarding the particular tax consequences of an investment in a fund.

 ADDITIONAL INVESTOR SERVICES

ELECTRONIC TRANSFERS THROUGH AUTOMATED CLEARING HOUSE ("ACH") allow you to initiate a purchase or redemption for as little as $50 per fund or as much as $50,000 per fund between your bank account and fund account using the ACH network. Sales charges and initial purchase minimums apply.

AUTOMATIC INVESTMENT PLAN (AIP) lets you set up regular investments from your bank account to the fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

- Complete the appropriate parts of your account application, or if this is an IRA account, complete the Mutual Funds Automatic Investment form.

- If you are using AIP to open an account, you must invest a minimum of $50 per month into each fund.

SYSTEMATIC WITHDRAWAL PLAN may be used for routine bill payments or periodic withdrawals from your account. To establish:

- Make sure you have at least $5,000 worth of shares in your account and that the amount per transaction is $50 or more per fund.

- Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

- Specify the Payee(s). The payee may be yourself or any other party and there is no limit to the number of payees you may have. A Medallion signature guarantee is required if the payee is someone other than the registered owner.


60                                                     THE HARTFORD MUTUAL FUNDS

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                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

- Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

- Fill Out the Relevant Part of the Account Application. To add a systematic withdrawal plan to an existing account, contact your financial representative or the transfer agent.

DOLLAR COST AVERAGING PROGRAMS (DCA) let you set up monthly or quarterly exchanges from one fund to the same class of shares of another fund. To establish:

- Complete the appropriate parts of your account application, or if this is an IRA account, complete the Mutual Fund Dollar Cost Averaging form.

- Be sure that the amount is for $50 or more per fund.

- Be sure that the accounts involved have identical registrations.

AUTOMATIC DIVIDEND DIVERSIFICATION (ADD) lets you automatically reinvest dividends and capital gains distributions paid by one fund into the same class of another fund. To establish:

- Fill out the relevant portion of the account application.

- Be sure that the accounts involved have identical registrations.

RETIREMENT PLANS The Hartford Mutual Funds offer a range of retirement plans, including traditional and Roth IRAs, SIMPLE plans, SEPs and 401(k) plans. Using these plans, you can invest in any fund offered by The Hartford Mutual Funds. Minimum investment amounts may apply. To find out more, call 1-888-843-7824.

DUPLICATE ACCOUNT STATEMENTS You may request copies of annual account summaries by calling 1-888-843-7824. A $20 fee may be charged for account summaries older than the preceding year.

DUPLICATE COPIES OF MATERIALS TO HOUSEHOLDS. Generally the funds will mail only one copy of each prospectus, annual and semi-annual report to shareholders having the same last name and address on the funds' records. The consolidation of these mailings, called householding, benefits the funds through reduced mailing expenses.

If you want to receive multiple copies of these materials, you may call us at 1-888-843-7824. You may also notify us in writing. Individual copies of prospectuses and reports will be sent to you commencing within 30 days after we receive your request to stop householding.




THE HARTFORD MUTUAL FUNDS                                                     61

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

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

The financial highlights table for each fund is intended to help you understand the fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table for each fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended October 31, 2007, October 31, 2006, October 31, 2005, October 31, 2004 and October 31, 2003 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund's financial statements and financial highlights, is included in the annual report which is available upon request.


THE HARTFORD MUTUAL FUNDS                                                     63

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FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                  -- SELECTED PER-SHARE DATA (A) --
                 ---------------------------------------------------------------------------------------------------




                                                       NET
                                                     REALIZED
                                                       AND                              DISTRIBUTIONS
                 NET ASSET      NET                 UNREALIZED     TOTAL     DIVIDENDS       FROM
                  VALUE AT  INVESTMENT   PAYMENTS      GAIN        FROM      FROM NET      REALIZED    DISTRIBUTIONS
                 BEGINNING    INCOME    FROM (TO)   (LOSS) ON   INVESTMENT  INVESTMENT     CAPITAL          FROM
                 OF PERIOD    (LOSS)    AFFILIATE  INVESTMENTS  OPERATIONS    INCOME        GAINS         CAPITAL
                 ---------  ----------  ---------  -----------  ----------  ----------  -------------  -------------
THE HARTFORD HIGH YIELD FUND
  For the Year Ended October 31, 2007
  Class A......    $ 7.93      $0.58      $  --       $(0.01)      $0.57      $(0.58)       $   --          $--
  Class B......      7.92       0.52         --        (0.01)       0.51       (0.52)           --           --
  Class C......      7.92       0.53         --        (0.01)       0.52       (0.53)           --           --
  For the Year Ended October 31, 2006
  Class A......      7.76       0.54         --         0.18        0.72       (0.55)           --           --
  Class B......      7.74       0.48         --         0.19        0.67       (0.49)           --           --
  Class C......      7.75       0.49         --         0.17        0.66       (0.49)           --           --
  For the Year Ended October 31, 2005
  Class A......      8.18       0.48         --        (0.40)       0.08       (0.50)           --           --
  Class B......      8.17       0.42         --        (0.41)       0.01       (0.44)           --           --
  Class C......      8.17       0.42         --        (0.39)       0.03       (0.45)           --           --
  For the Year Ended October 31, 2004(g)
  Class A......      7.94       0.48         --         0.23        0.71       (0.47)           --           --
  Class B......      7.93       0.43         --         0.22        0.65       (0.41)           --           --
  Class C......      7.93       0.43       0.01         0.22        0.66       (0.42)           --           --
  For the Year Ended October 31, 2003(g)
  Class A......      6.73       0.60         --         1.26        1.86       (0.65)           --           --
  Class B......      6.72       0.57         --         1.24        1.81       (0.60)           --           --
  Class C......      6.72       0.55         --         1.26        1.81       (0.60)           --           --
THE HARTFORD INCOME FUND
  For the Year Ended October 31, 2007
  Class A......     10.33       0.57         --        (0.19)       0.38       (0.57)           --           --
  Class B......     10.33       0.50         --        (0.20)       0.30       (0.49)           --           --
  Class C......     10.35       0.50         --        (0.19)       0.31       (0.50)           --           --
  For the Year Ended October 31, 2006
  Class A......     10.24       0.54         --         0.08        0.62       (0.53)           --           --
  Class B......     10.24       0.46         --         0.08        0.54       (0.45)           --           --
  Class C......     10.26       0.46         --         0.08        0.54       (0.45)           --           --
  For the Year Ended October 31, 2005
  Class A......     10.72       0.51         --        (0.44)       0.07       (0.51)        (0.04)          --
  Class B......     10.72       0.43         --        (0.43)         --       (0.44)        (0.04)          --
  Class C......     10.74       0.43         --        (0.43)         --       (0.44)        (0.04)          --
  For the Year Ended October 31, 2004
  Class A......     10.53       0.48         --         0.22        0.70       (0.51)           --           --
  Class B......     10.53       0.42         --         0.21        0.63       (0.44)           --           --
  Class C......     10.55       0.41         --         0.22        0.63       (0.44)           --           --
  From Inception October 31, 2002, through October 31,  2003
  Class A......     10.00       0.52         --         0.58        1.06       (0.53)           --           --
  Class B......     10.00       0.44         --         0.54        1.98       (0.45)           --           --
  Class C......     10.00       0.44         --         0.56        1.00       (0.45)           --           --
                   -- SELECTED PER-SHARE DATA (A) --
                 ------------------------------------
                                    NET
                                 INCREASE
                                (DECREASE)  NET ASSET
                                  IN NET     VALUE AT
                     TOTAL         ASSET      END OF
                 DISTRIBUTIONS     VALUE      PERIOD
                 -------------  ----------  ---------

THE HARTFORD HIGH YIELD FUND
  For the Year Ended October 31, 2007
  Class A......      $(0.58)      $(0.01)     $ 7.92
  Class B......       (0.52)       (0.01)       7.91
  Class C......       (0.53)       (0.01)       7.91
  For the Year Ended October 31, 2006
  Class A......       (0.55)        0.17        7.93
  Class B......       (0.49)        0.18        7.92
  Class C......       (0.49)        0.17        7.92
  For the Year Ended October 31, 2005
  Class A......       (0.50)       (0.42)       7.76
  Class B......       (0.44)       (0.43)       7.74
  Class C......       (0.45)       (0.42)       7.75
  For the Year Ended October 31, 2004(g)
  Class A......       (0.47)        0.24        8.18
  Class B......       (0.41)        0.24        8.17
  Class C......       (0.42)        0.24        8.17
  For the Year Ended October 31, 2003(g)
  Class A......       (0.65)        1.21        7.94
  Class B......       (0.60)        1.21        7.93
  Class C......       (0.60)        1.21        7.93
THE HARTFORD INCOME FUND
  For the Year Ended October 31, 2007
  Class A......       (0.57)       (0.19)      10.14
  Class B......       (0.49)       (0.19)      10.14
  Class C......       (0.50)       (0.19)      10.16
  For the Year Ended October 31, 2006
  Class A......       (0.53)        0.09       10.33
  Class B......       (0.45)        0.09       10.33
  Class C......       (0.45)        0.09       10.35
  For the Year Ended October 31, 2005
  Class A......       (0.55)       (0.48)      10.24
  Class B......       (0.48)       (0.48)      10.24
  Class C......       (0.48)       (0.48)      10.26
  For the Year Ended October 31, 2004
  Class A......       (0.51)        0.19       10.72
  Class B......       (0.44)        0.19       10.72
  Class C......       (0.44)        0.19       10.74
  From Inception October 31, 2002, through October
     31,  2003
  Class A......       (0.53)        0.53       10.53
  Class B......       (0.45)        0.53       10.53
  Class C......       (0.45)        0.55       10.55




64                                                     THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                     -- RATIOS AND SUPPLEMENTAL DATA --
      ------------------------------------------------------------------------------------------------

                                    RATIO OF        RATIO OF        RATIO OF
                                    EXPENSES        EXPENSES        EXPENSES
                                   TO AVERAGE      TO AVERAGE      TO AVERAGE
                                   NET ASSETS      NET ASSETS      NET ASSETS
                                     BEFORE           AFTER           AFTER       RATIO OF
                                   WAIVERS AND     WAIVERS AND     WAIVERS AND       NET
                     NET ASSETS  REIMBURSEMENTS  REIMBURSEMENTS  REIMBURSEMENTS  INVESTMENT
                       AT END     AND INCLUDING   AND INCLUDING   AND EXCLUDING   INCOME TO  PORTFOLIO
         TOTAL        OF PERIOD     INTEREST        INTEREST        INTEREST       AVERAGE    TURNOVER
      RETURN (B)       (000'S)     EXPENSE (D)     EXPENSE (D)     EXPENSE (D)   NET ASSETS   RATE (C)
      ----------     ----------  --------------  --------------  --------------  ----------  ---------



          7.36%       $171,505        1.36%           1.15%           1.15%         7.26%       145%
          6.56          31,591        2.17            1.90            1.90          6.51         --
          6.63          35,066        2.03            1.83            1.83          6.58         --

          9.57         190,479        1.36            1.20            1.20          6.87        147
          8.90          37,189        2.17            1.95            1.95          6.10         --
          8.84          39,991        2.04            1.89            1.89          6.15         --

          0.97         188,599        1.33            1.33            1.33          5.86        113
          0.08          47,071        2.12            2.10            2.10          5.09         --
          0.30          50,945        2.00            2.00            2.00          5.18         --

          9.26(h)      247,364        1.35            1.35            1.35          6.03         86
          8.45(h)       63,972        2.07            2.07            2.07          5.32         --
          8.54(h)       71,673        1.98            1.98            1.98          5.40         --

         28.69         213,377        1.49            1.40            1.40          7.98         54
         27.83          72,293        2.23            2.10            2.10          7.39         --
         27.84          77,968        2.10            2.10            2.10          7.31         --


          3.77          98,047        1.08            0.95            0.95          5.72        147
          3.00           9,837        1.95            1.70            1.70          4.92         --
          3.01          14,263        1.82            1.70            1.70          4.92         --

          6.24          37,168        1.21            0.95            0.95          5.35        175
          5.45           7,224        2.06            1.70            1.70          4.60         --
          5.44           8,101        1.96            1.70            1.70          4.61         --

          0.70          28,942        1.20            0.95            0.95          4.80        188
         (0.04)          5,973        2.06            1.70            1.70          4.05         --
         (0.03)          5,142        1.96            1.70            1.70          4.05         --

          6.85          29,580        1.14            1.00            1.00          4.60        167
          6.10           5,541        1.95            1.70            1.70          3.90         --
          6.09           5,562        1.88            1.70            1.70          3.90         --

         10.79(f)       15,836        1.58(e)         1.00(e)         1.00(e)       5.06(e)     174
         10.01(f)        4,705        2.31(e)         1.70(e)         1.70(e)       4.31(e)      --
         10.22(f)        5,050        2.17(e)         1.70(e)         1.70(e)       4.28(e)      --




THE HARTFORD MUTUAL FUNDS                                                     65

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                  -- SELECTED PER-SHARE DATA (A) --
                 ---------------------------------------------------------------------------------------------------




                                                       NET
                                                     REALIZED
                                                       AND                              DISTRIBUTIONS
                 NET ASSET      NET                 UNREALIZED     TOTAL     DIVIDENDS       FROM
                  VALUE AT  INVESTMENT   PAYMENTS      GAIN        FROM      FROM NET      REALIZED    DISTRIBUTIONS
                 BEGINNING    INCOME    FROM (TO)   (LOSS) ON   INVESTMENT  INVESTMENT     CAPITAL          FROM
                 OF PERIOD    (LOSS)    AFFILIATE  INVESTMENTS  OPERATIONS    INCOME        GAINS         CAPITAL
                 ---------  ----------  ---------  -----------  ----------  ----------  -------------  -------------
THE HARTFORD INFLATION PLUS FUND
  For the Year Ended October 31, 2007
  Class A......    $10.44      $0.39      $  --       $ 0.21       $0.60      $(0.38)       $   --          $--
  Class B......     10.45       0.29         --         0.23        0.52       (0.33)           --           --
  Class C......     10.44       0.29         --         0.23        0.52       (0.33)           --           --
  For the Year Ended October 31, 2006
  Class A......     10.67       0.49         --        (0.26)       0.23       (0.43)        (0.03)          --
  Class B......     10.68       0.40         --        (0.25)       0.15       (0.35)        (0.03)          --
  Class C......     10.67       0.40         --        (0.25)       0.15       (0.35)        (0.03)          --
  For the Year Ended October 31, 2005
  Class A......     10.95       0.41         --        (0.18)       0.23       (0.42)        (0.09)          --
  Class B......     10.96       0.33         --        (0.18)       0.15       (0.34)        (0.09)          --
  Class C......     10.96       0.33         --        (0.19)       0.14       (0.34)        (0.09)          --
  For the Year Ended October 31, 2004
  Class A......     10.63       0.30         --         0.37        0.67       (0.31)        (0.04)          --
  Class B......     10.64       0.22         --         0.37        0.59       (0.23)        (0.04)          --
  Class C......     10.63       0.23         --         0.37        0.60       (0.23)        (0.04)          --
  From inception October 31, 2002, through October 31, 2003
  Class A......     10.00       0.27         --         0.62        0.89       (0.26)           --           --
  Class B......     10.00       0.21         --         0.63        0.84       (0.20)           --           --
  Class C......     10.00       0.20         --         0.63        0.83       (0.20)           --           --
THE HARTFORD STRATEGIC INCOME FUND
  From (date shares became available to public) May 31, 2007, through October 31, 2007(i)
  Class A......      9.90       0.29         --        (0.14)       0.15       (0.30)           --           --
  Class B......      9.90       0.26         --        (0.15)       0.11       (0.26)           --           --
  Class C......      9.90       0.27         --        (0.15)       0.12       (0.26)           --           --
THE HARTFORD TOTAL RETURN BOND FUND
  For the Year Ended October 31, 2007
  Class A......     10.59       0.49         --        (0.06)       0.43       (0.50)           --           --
  Class B......     10.54       0.41         --        (0.06)       0.35       (0.42)           --           --
  Class C......     10.61       0.42         --        (0.07)       0.35       (0.42)           --           --
  For the Year Ended October 31, 2006
  Class A......     10.62       0.41         --         0.04        0.45       (0.42)        (0.06)          --
  Class B......     10.57       0.33         --         0.04        0.37       (0.34)        (0.06)          --
  Class C......     10.64       0.34         --         0.03        0.37       (0.34)        (0.06)          --
  For the Year Ended October 31, 2005
  Class A......     10.95       0.35         --        (0.24)       0.11       (0.40)        (0.04)          --
  Class B......     10.90       0.27         --        (0.24)       0.03       (0.32)        (0.04)          --
  Class C......     10.97       0.29         --        (0.25)       0.04       (0.33)        (0.04)          --
  For the Year Ended October 31, 2004
  Class A......     11.14       0.32         --         0.21        0.53       (0.35)        (0.37)          --
  Class B......     11.09       0.24         --         0.22        0.46       (0.28)        (0.37)          --
  Class C......     11.12       0.26       0.01         0.23        0.50       (0.28)        (0.37)          --
  For the Year Ended October 31, 2003
  Class A......     10.78       0.49         --         0.48        0.97       (0.50)        (0.11)          --
  Class B......     10.73       0.42         --         0.47        0.89       (0.42)        (0.11)          --
  Class C......     10.77       0.42         --         0.46        0.88       (0.42)        (0.11)          --
                   -- SELECTED PER-SHARE DATA (A) --
                 ------------------------------------
                                    NET
                                 INCREASE
                                (DECREASE)  NET ASSET
                                  IN NET     VALUE AT
                     TOTAL         ASSET      END OF
                 DISTRIBUTIONS     VALUE      PERIOD
                 -------------  ----------  ---------

THE HARTFORD INFLATION PLUS FUND
  For the Year Ended October 31, 2007
  Class A......      $(0.38)      $ 0.22      $10.66
  Class B......       (0.33)        0.19       10.64
  Class C......       (0.33)        0.19       10.63
  For the Year Ended October 31, 2006
  Class A......       (0.46)       (0.23)      10.44
  Class B......       (0.38)       (0.23)      10.45
  Class C......       (0.38)       (0.23)      10.44
  For the Year Ended October 31, 2005
  Class A......       (0.51)       (0.28)      10.67
  Class B......       (0.43)       (0.28)      10.68
  Class C......       (0.43)       (0.29)      10.67
  For the Year Ended October 31, 2004
  Class A......       (0.35)        0.32       10.95
  Class B......       (0.27)        0.32       10.96
  Class C......       (0.27)        0.33       10.96
  From inception October 31, 2002, through October
     31, 2003
  Class A......       (0.26)        0.63       10.63
  Class B......       (0.20)        0.64       10.64
  Class C......       (0.20)        0.63       10.63
THE HARTFORD STRATEGIC INCOME FUND
  From (date shares became available to public) May
     31, 2007, through October 31, 2007(i)
  Class A......       (0.30)       (0.15)       9.75(e)
  Class B......       (0.26)       (0.15)       9.75
  Class C......       (0.26)       (0.14)       9.76
THE HARTFORD TOTAL RETURN BOND FUND
  For the Year Ended October 31, 2007
  Class A......       (0.50)       (0.07)      10.52
  Class B......       (0.42)       (0.07)      10.47
  Class C......       (0.42)       (0.07)      10.54
  For the Year Ended October 31, 2006
  Class A......       (0.48)       (0.03)      10.59
  Class B......       (0.40)       (0.03)      10.54
  Class C......       (0.40)       (0.03)      10.61
  For the Year Ended October 31, 2005
  Class A......       (0.44)       (0.33)      10.62
  Class B......       (0.36)       (0.33)      10.57
  Class C......       (0.37)       (0.33)      10.64
  For the Year Ended October 31, 2004
  Class A......       (0.72)       (0.19)      10.95
  Class B......       (0.65)       (0.19)      10.90
  Class C......       (0.65)       (0.15)      10.97
  For the Year Ended October 31, 2003
  Class A......       (0.61)        0.36       11.14
  Class B......       (0.53)        0.36       11.09
  Class C......       (0.53)        0.35       11.12




66                                                     THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                     -- RATIOS AND SUPPLEMENTAL DATA --
      ------------------------------------------------------------------------------------------------

                                    RATIO OF        RATIO OF        RATIO OF
                                    EXPENSES        EXPENSES        EXPENSES
                                   TO AVERAGE      TO AVERAGE      TO AVERAGE
                                   NET ASSETS      NET ASSETS      NET ASSETS
                                     BEFORE           AFTER           AFTER       RATIO OF
                                   WAIVERS AND     WAIVERS AND     WAIVERS AND       NET
                     NET ASSETS  REIMBURSEMENTS  REIMBURSEMENTS  REIMBURSEMENTS  INVESTMENT
                       AT END     AND INCLUDING   AND INCLUDING   AND EXCLUDING   INCOME TO  PORTFOLIO
         TOTAL        OF PERIOD     INTEREST        INTEREST        INTEREST       AVERAGE    TURNOVER
      RETURN (B)       (000'S)     EXPENSE (D)     EXPENSE (D)     EXPENSE (D)   NET ASSETS   RATE (C)
      ----------     ----------  --------------  --------------  --------------  ----------  ---------



         5.86%        $184,558        1.22%           1.03%           0.85%         3.09%       608%
         5.05           68,593        2.01            1.78            1.60          2.51         --
         5.05          159,067        1.97            1.78            1.60          2.31         --

         2.29          282,362        1.02            0.95            0.95          4.50        193
         1.51           92,340        1.82            1.70            1.70          3.76         --
         1.51          247,091        1.78            1.70            1.70          3.72         --

         2.10          414,778        1.00            0.95            0.95          3.88         71
         1.33          119,302        1.81            1.70            1.70          3.09         --
         1.24          373,750        1.76            1.70            1.70          3.12         --

         6.39          313,961        1.04            1.00            1.00          3.04         81
         5.65          107,964        1.81            1.70            1.70          2.21         --
         5.74          319,990        1.76            1.70            1.70          2.33         --

         9.02(f)       142,992        1.34(e)         1.00(e)         1.00(e)       2.63(e)      23
         8.41(f)        67,986        2.09(e)         1.70(e)         1.70(e)       1.98(e)      --
         8.31(f)       160,253        1.95(e)         1.70(e)         1.70(e)       1.97(e)      --


         1.53(f)        42,949        1.01(e)         0.46(e)         0.46(e)       7.15(e)      40
         1.21(f)         2,644        1.80(e)         1.25(e)         1.25(e)       6.42(e)      --
         1.31(f)        17,275        1.81(e)         1.26(e)         1.26(e)       6.47(e)      --


         4.11          601,301        1.07            1.00            1.00          4.71        268
         3.36           82,376        1.96            1.75            1.75          3.95         --
         3.33           84,793        1.78            1.75            1.75          3.95         --

         4.35          432,703        1.20            1.20            1.20          3.98        456
         3.56           79,506        2.02            1.95            1.95          3.20         --
         3.63           75,194        1.87            1.87            1.87          3.29         --

         1.00          311,557        1.24            1.20            1.20          3.24        195
         0.25           81,028        2.00            1.95            1.95          2.49         --
         0.34           74,039        1.87            1.87            1.87          2.56         --

         5.10(h)       298,903        1.27            1.25            1.25          2.98        171
         4.37(h)        91,861        1.97            1.95            1.95          2.28         --
         4.76(h)        89,504        1.86            1.86            1.86          2.37         --

         9.16          268,655        1.40            1.25            1.25          3.39        199
         8.44          106,077        2.13            1.95            1.95          2.70         --
         8.31          110,214        2.01            1.95            1.95          2.71         --




THE HARTFORD MUTUAL FUNDS                                                     67

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                  -- SELECTED PER-SHARE DATA (A) --
                 ---------------------------------------------------------------------------------------------------




                                                       NET
                                                     REALIZED
                                                       AND                              DISTRIBUTIONS
                 NET ASSET      NET                 UNREALIZED     TOTAL     DIVIDENDS       FROM
                  VALUE AT  INVESTMENT   PAYMENTS      GAIN        FROM      FROM NET      REALIZED    DISTRIBUTIONS
                 BEGINNING    INCOME    FROM (TO)   (LOSS) ON   INVESTMENT  INVESTMENT     CAPITAL          FROM
                 OF PERIOD    (LOSS)    AFFILIATE  INVESTMENTS  OPERATIONS    INCOME        GAINS         CAPITAL
                 ---------  ----------  ---------  -----------  ----------  ----------  -------------  -------------
THE HARTFORD U.S. GOVERNMENT SECURITIES FUND
  For the Year Ended October 31, 2007
  Class A......    $9.23       $0.44       $--        $(0.17)     $ 0.27      $(0.44)        $--            $--
  Class B......     9.18        0.38        --         (0.17)       0.21       (0.37)         --             --
  Class C......     9.18        0.37        --         (0.16)       0.21       (0.37)         --             --
  For the Year Ended October 31, 2006(g)
  Class A......     9.32        0.42        --         (0.08)       0.34       (0.43)         --             --
  Class B......     9.27        0.35        --         (0.08)       0.27       (0.36)         --             --
  Class C......     9.27        0.35        --         (0.08)       0.27       (0.36)         --             --
  For the Year Ended October 31, 2005
  Class A......     9.65        0.40        --         (0.32)       0.08       (0.41)         --             --
  Class B......     9.62        0.32        --         (0.34)      (0.02)      (0.33)         --             --
  Class C......     9.61        0.32        --         (0.33)      (0.01)      (0.33)         --             --
  For the Year Ended October 31, 2004
  Class A......     9.67        0.40        --         (0.01)       0.39       (0.41)         --             --
  Class B......     9.64        0.32        --            --        0.32       (0.34)         --             --
  Class C......     9.63        0.32        --            --        0.32       (0.34)         --             --
  For the Year Ended October 31, 2003
  Class A......     9.88        0.41        --         (0.21)       0.20       (0.41)         --             --
  Class B......     9.84        0.33        --         (0.19)       0.14       (0.34)         --             --
  Class C......     9.84        0.33        --         (0.20)       0.13       (0.34)         --             --
                   -- SELECTED PER-SHARE DATA (A) --
                 ------------------------------------
                                    NET
                                 INCREASE
                                (DECREASE)  NET ASSET
                                  IN NET     VALUE AT
                     TOTAL         ASSET      END OF
                 DISTRIBUTIONS     VALUE      PERIOD
                 -------------  ----------  ---------
THE HARTFORD U.S. GOVERNMENT SECURITIES FUND
  For the Year Ended October 31, 2007
  Class A......      $(0.44)      $(0.17)     $9.06
  Class B......       (0.37)       (0.16)      9.02
  Class C......       (0.37)       (0.16)      9.02
  For the Year Ended October 31, 2006(g)
  Class A......       (0.43)       (0.09)      9.23
  Class B......       (0.36)       (0.09)      9.18
  Class C......       (0.36)       (0.09)      9.18
  For the Year Ended October 31, 2005
  Class A......       (0.41)       (0.33)      9.32
  Class B......       (0.33)       (0.35)      9.27
  Class C......       (0.33)       (0.34)      9.27
  For the Year Ended October 31, 2004
  Class A......       (0.41)       (0.02)      9.65
  Class B......       (0.34)       (0.02)      9.62
  Class C......       (0.34)       (0.02)      9.61
  For the Year Ended October 31, 2003
  Class A......       (0.41)       (0.21)      9.67
  Class B......       (0.34)       (0.20)      9.64
  Class C......       (0.34)       (0.21)      9.63



--------

(a) Information presented relates to a share of capital stock outstanding throughout the indicated period.
(b) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(c) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(d) Ratios do not include fees paid indirectly. (See page 70 for impact on ratios)
(e) Annualized.
(f) Not annualized.
(g) Per share amounts have been calculated using average shares outstanding method.
(h) Total return without the inclusion of the Payments from (to) Affiliate, as noted on the Statement of Operations, can be found on page 71.
(i) Information presented below represents the calculation of financial highlights from the commencement of fund.


THE HARTFORD STRATEGIC INCOME FUND
  From (commencement of operations) May 15, 2007, through October 31, 2007
  Class A.....      10.00       0.31        --        (0.26)       0.05       (0.30)         --             --
  Class B.....      10.00       0.27        --        (0.26)       0.01       (0.26)         --             --
  Class C.....      10.00       0.27        --        (0.25)       0.02       (0.26)         --             --

THE HARTFORD STRATEGIC INCOME FUND
  From (commencement of operations) May 15, 2007,
     through October 31, 2007
  Class A.....        (0.30)       (0.25)      9.75
  Class B.....        (0.26)       (0.25)      9.75
  Class C.....        (0.26)       (0.24)      9.76




68                                                     THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                     -- RATIOS AND SUPPLEMENTAL DATA --
      ------------------------------------------------------------------------------------------------

                                    RATIO OF        RATIO OF        RATIO OF
                                    EXPENSES        EXPENSES        EXPENSES
                                   TO AVERAGE      TO AVERAGE      TO AVERAGE
                                   NET ASSETS      NET ASSETS      NET ASSETS
                                     BEFORE           AFTER           AFTER       RATIO OF
                                   WAIVERS AND     WAIVERS AND     WAIVERS AND       NET
                     NET ASSETS  REIMBURSEMENTS  REIMBURSEMENTS  REIMBURSEMENTS  INVESTMENT
                       AT END     AND INCLUDING   AND INCLUDING   AND EXCLUDING   INCOME TO  PORTFOLIO
         TOTAL        OF PERIOD     INTEREST        INTEREST        INTEREST       AVERAGE    TURNOVER
      RETURN (B)       (000'S)     EXPENSE (D)     EXPENSE (D)     EXPENSE (D)   NET ASSETS   RATE (C)
      ----------     ----------  --------------  --------------  --------------  ----------  ---------



          3.00%        $54,414        1.20%           1.00%           1.00%         4.85%        68%
          2.38          13,837        2.07            1.71            1.71          4.14         --
          2.35          14,488        1.87            1.75            1.75          4.10         --

          3.77          45,851        1.39            1.15            1.15          4.60        158
          3.01          17,011        2.20            1.91            1.91          3.84         --
          3.01           9,698        2.08            1.90            1.90          3.86         --

          0.79          47,252        1.38            1.15            1.15          4.17        108
         (0.17)         21,268        2.17            1.90            1.90          3.41         --
         (0.07)          9,631        2.05            1.90            1.90          3.41         --

          4.08          53,401        1.38            1.20            1.20          4.09        110
          3.37          26,218        2.11            1.90            1.90          3.39         --
          3.37          13,926        2.00            1.90            1.90          3.38         --

          2.06          65,337        1.48            1.20            1.20          4.11        108
          1.45          38,210        2.21            1.90            1.90          3.41         --
          1.34          26,626        2.07            1.90            1.90          3.43         --



          0.52(h)       42,949        0.97(e)         0.44(e)         0.44(e)       7.16(e)      42
          0.20(h)        2,644        1.73(e)         1.21(e)         1.21(e)       6.45(e)      --
          0.30(h)       17,275        1.78(e)         1.25(e)         1.25(e)       6.48(e)      --




THE HARTFORD MUTUAL FUNDS                                                     69

                                                            FEES PAID INDIRECTLY
--------------------------------------------------------------------------------

The ratio of expenses to average net assets in the financial highlights excludes fees paid indirectly. Had the fees paid indirectly been included, the annualized expense ratios for the periods listed below would have been as follow:

FUND                                         YEAR ENDED          YEAR ENDED          YEAR ENDED
----                                      OCTOBER 31, 2007    OCTOBER 31, 2006    OCTOBER 31, 2005
                                          --------------------------------------------------------

HIGH YIELD FUND
Class A Shares                                  1.15%               1.20%               1.33%
Class B Shares                                  1.90%               1.94%               2.10%
Class C Shares                                  1.83%               1.89%               2.00%
INCOME FUND
Class A Shares                                  0.95%               0.95%               0.95%
Class B Shares                                  1.70%               1.70%               1.70%
Class C Shares                                  1.70%               1.70%               1.70%
INFLATION PLUS FUND
Class A Shares                                  0.85%               0.95%               0.95%
Class B Shares                                  1.60%               1.70%               1.70%
Class C Shares                                  1.60%               1.70%               1.70%
STRATEGIC INCOME FUND
Class A Shares                                  0.46%(C)
Class B Shares                                  1.25%(C)
Class C Shares                                  1.26%(C)
TOTAL RETURN BOND FUND
Class A Shares                                  1.00%               1.19%               1.20%
Class B Shares                                  1.75%               1.95%               1.95%
Class C Shares                                  1.75%               1.86%               1.87%
U.S. GOVERNMENT SECURITIES FUND
Class A Shares                                  1.00%               1.15%               1.15%
Class B Shares                                  1.71%               1.90%               1.90%
Class C Shares                                  1.75%               1.90%               1.90%


--------

(C) From May 15, 2007 (commencement of operations), through October 31, 2007.


70                                                     THE HARTFORD MUTUAL FUNDS

                                                         PAYMENTS FROM AFFILIATE
--------------------------------------------------------------------------------

The total return in the financial highlights includes payment from affiliates. Had the payment from affiliates been excluded, the total return for the periods listed below would have been as follow:

                                                            IMPACT FROM
                                                           PAYMENT FROM
                                                           AFFILIATE FOR
                                                          TRANSFER AGENT
                                                            ALLOCATION
                                                            METHODOLOGY        TOTAL RETURN
                                                          REIMBURSEMENTS    EXCLUDING PAYMENTS
                                                              FOR THE       FROM AFFILIATE FOR
FUND                                                        YEAR ENDED        THE YEAR ENDED
----                                                     OCTOBER 31, 2004    OCTOBER 31, 2004
                                                         -------------------------------------
High Yield Class A                                             0.01%               9.25%
High Yield Class B                                               --                8.45%
High Yield Class C                                              0.1%               8.44%
Total Return Bond Fund Class A                                 0.02%               5.08%
Total Return Bond Fund Class B                                 0.02%               4.35%
Total Return Bond Fund Class C                                 0.19%               4.57%




THE HARTFORD MUTUAL FUNDS                                                     71

                                              FUND CODE, CUSIP NUMBER AND SYMBOL

--------------------------------------------------------------------------------


                                            CLASS    FUND      CUSIP
NAME                                       SHARES    CODE      NUMBER     SYMBOL
----                                       ------    ----    ---------    ------
The Hartford High Yield Fund               A          316    416645489    HAHAX
The Hartford High Yield Fund               B          202    416645471    HAHBX
The Hartford High Yield Fund               C          203    416645463    HAHCX
The Hartford Income Fund                   A         1638    416646248    HTIAX
The Hartford Income Fund                   B         1639    416646230    HTIBX
The Hartford Income Fund                   C         1640    416646222    HTICX
The Hartford Inflation Plus Fund           A         1646    416646156    HIPAX
The Hartford Inflation Plus Fund           B         1647    416646149    HIPBX
The Hartford Inflation Plus Fund           C         1648    416646131    HIPCX
The Hartford Strategic Income Fund         A         1598    41664L666    HSNAX
The Hartford Strategic Income Fund         B         1599    41664L658    HSNBX
The Hartford Strategic Income Fund         C         1600    41664L641    HSNCX
The Hartford Total Return Bond Fund        A          217    416645778    ITBAX
The Hartford Total Return Bond Fund        B          218    416645760    ITBBX
The Hartford Total Return Bond Fund        C          254    416645570    HABCX
The Hartford U.S. Government Securities
  Fund                                     A         1634    416529410    HUSAX
The Hartford U.S. Government Securities
  Fund                                     B         1635    416529394    HUSBX
The Hartford U.S. Government Securities
  Fund                                     C         1636    416529386    HUSCX




72                                                     THE HARTFORD MUTUAL FUNDS

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Two documents are available that offer further information on The Hartford Mutual Funds:

 ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional information about each fund is contained in the financial statements and portfolio holdings in the fund's annual and semi-annual reports. In the fund's annual report you will also find a discussion of the market conditions and investment strategies that significantly affected that fund's performance during the last fiscal year, as well as the independent registered public accounting firm's report.

 STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on the funds.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

The funds make available this prospectus, their SAI and annual/semi-annual reports free of charge, on the funds' website at www.hartfordinvestor.com.

To request a free copy of the current annual/semi-annual report for a fund and/or the SAI or for shareholder inquiries or other information about the funds, please contact the funds at:

 BY MAIL:

The Hartford Mutual Funds
P.O. Box 64387
St. Paul, MN 55164-0387

(For overnight mail)
The Hartford Mutual Funds
500 Bielenberg Drive
Woodbury, MN 55125-1400

 BY PHONE:

1-888-843-7824

 ON THE INTERNET:

www.hartfordinvestor.com


Or you may view or obtain these documents from the SEC:

 IN PERSON:

at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

 INVESTING IN MUTUAL FUNDS:

Shareholders can obtain additional information about investing, including information about investing in mutual funds, on the SEC's Investor Education Web Site at http://www.sec.gov/investor.shtml and through the FINRA's Investor Information Web Site at http://www.finra.org/InvestorInformation/index.htm. To obtain additional information about the expenses associated with investing in mutual funds, the SEC provides a Mutual Fund Cost Calculator, available at http://www.sec.gov/investor/tools/mfcc/mfcc-intsec.htm; and FINRA provides a Mutual Funds and ETF Expense Analyzer, available at http://apps.finra.org/investor_Information/ea/1/mfetf.aspx.

 BY MAIL:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

 ON THE INTERNET OR BY E-MAIL:

Internet:  (on the EDGAR Database on the SEC's internet site) www.sec.gov

E-Mail:  publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBERS:
The Hartford Mutual Funds, Inc. 811-07589
The Hartford Mutual Funds II, Inc. 811-00558

THE HARTFORD MUTUAL FUNDS

                       CLASS A, CLASS B AND CLASS C SHARES

                       PROSPECTUS
                       MARCH 1, 2008


AS WITH ALL MUTUAL       THE HARTFORD NON-TAXABLE FIXED INCOME FUNDS
FUNDS, THE
SECURITIES AND          THE HARTFORD HIGH YIELD MUNICIPAL BOND FUND
EXCHANGE COMMISSION     THE HARTFORD TAX-FREE CALIFORNIA FUND
HAS NOT APPROVED OR     THE HARTFORD TAX-FREE MINNESOTA FUND
DISAPPROVED THESE       THE HARTFORD TAX-FREE NATIONAL FUND
SECURITIES OR PASSED    THE HARTFORD TAX-FREE NEW YORK FUND
UPON THE ADEQUACY OF
THIS PROSPECTUS. ANY
REPRESENTATION TO
THE CONTRARY IS A
CRIMINAL OFFENSE.



                       THE HARTFORD MUTUAL FUNDS
                       P.O. BOX 64387
                       ST. PAUL, MN 55164-0387

                     [This page is intentionally left blank]

CONTENTS
--------------------------------------------------------------------------------


Introduction                Introduction                                         4
A summary of each           The Hartford High Yield Municipal Bond Fund          5
fund's
goals, principal            The Hartford Tax-Free California Fund                8
  strategies,
main risks,                 The Hartford Tax-Free Minnesota Fund                13
  performance and
expenses                    The Hartford Tax-Free National Fund                 18
                            The Hartford Tax-Free New York Fund                 23
Description of other        Investment strategies and investment matters        29
investment                  Terms used in this Prospectus                       32
strategies and
investment risks
Investment manager          Management of the funds                             34
and management fee
information
Information on your         About your account                                  37
account
                            Choosing a share class                              37
                            How sales charges are calculated                    39
                            Sales charge reductions and waivers                 40
                            Opening an account                                  45
                            Buying shares                                       47
                            Selling shares                                      49
                            Transaction policies                                52
                            Dividends and account policies                      56
                            Additional investor services                        58
Further information         Financial highlights                                60
on the funds
                            Fund code, CUSIP number and symbol                  69
                            For more information                                70




THE HARTFORD MUTUAL FUNDS                                                      3

INTRODUCTION
--------------------------------------------------------------------------------

Each fund described in this prospectus has its own investment strategy and risk/reward profile. This prospectus relates to the Class A, Class B and Class C shares of the funds. Each of the funds, except the High Yield Municipal Bond Fund, also offers Class Y shares to certain qualified investors pursuant to a separate prospectus describing that class.

The High Yield Municipal Bond Fund and Tax-Free National Fund also offer Class I shares only through advisory fee-based wrap programs sponsored by financial intermediaries having a selling, administration or any similar agreement with the funds, pursuant to a separate prospectus describing that class.

In addition, the Tax-Free Minnesota Fund and Tax-Free National Fund also offer Class L shares to certain qualified investors pursuant to a separate prospectus describing that class.

Each fund is a diversified fund except for the funds listed below. The following funds are non-diversified:

  -  High Yield Municipal Bond Fund

  -  Tax-Free California Fund

  -  Tax-Free New York Fund

Tax-Free Minnesota Fund and Tax-Free National Fund are series of The Hartford Mutual Funds II, Inc. All other funds are series of The Hartford Mutual Funds, Inc.

Information on each fund, including risk factors for investing in diversified versus non-diversified funds, can be found on the pages following this introduction.

The investment manager to each fund is Hartford Investment Financial Services, LLC ("HIFSCO"). The day-to-day portfolio management of each of the funds is provided by Hartford Investment Management Company ("Hartford Investment Management"). Information regarding HIFSCO and Hartford Investment Management is included under the section entitled "Management of the Funds" in this prospectus.

THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC. HAVE EACH RECEIVED AN ORDER FROM THE SECURITIES AND EXCHANGE COMMISSION THAT PERMITS ITS INVESTMENT MANAGER, SUBJECT TO APPROVAL BY ITS BOARD OF DIRECTORS, TO CHANGE SUB-ADVISERS ENGAGED BY THE INVESTMENT MANAGER TO CONDUCT THE INVESTMENT PROGRAMS OF THE FUNDS WITHOUT SHAREHOLDER APPROVAL. FOR MORE INFORMATION, PLEASE SEE THIS PROSPECTUS UNDER "THE INVESTMENT MANAGER."

MUTUAL FUNDS ARE NOT BANK DEPOSITS AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. BECAUSE YOU COULD LOSE MONEY BY INVESTING IN THESE FUNDS, BE SURE TO READ ALL RISK DISCLOSURES CAREFULLY BEFORE INVESTING.



4                                                      THE HARTFORD MUTUAL FUNDS

THE HARTFORD HIGH YIELD MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford High Yield Municipal Bond Fund seeks to provide a high level of current income which is generally exempt from federal income taxes. Capital appreciation is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks to achieve its goal by investing in non-investment grade municipal securities. At least 80% of the fund's assets must be invested in municipal securities, but a greater or lesser portion may be non-investment grade. Non-investment grade municipal securities are securities issued by state and local governments and their agencies or instrumentalities that are rated "Ba" or lower by Moody's, "BB" or lower by S&P or "BB" or lower by Fitch, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality. Non-investment grade securities are commonly referred to as "high yield -- high risk" or "junk bonds". Under normal market conditions the fund will focus its investments on higher yielding investment grade and non-investment grade municipal securities. Up to 100% of the fund's securities may be non-investment grade securities. The fund may invest in securities that produce income subject to income tax, including the Alternative Minimum Tax. Although the fund does not have restrictions regarding maturity, the fund tends to have an average maturity of 10-25 years. The fund may also utilize derivatives to manage portfolio risk, to replicate securities the fund could buy that are not currently available in the market or for other investment purposes.

The fund may also invest in variable rate bonds known as "inverse floaters" which pay interest at rates which bear an inverse relationship to changes in short-term market interest rates.

The fund will generally hold a diversified portfolio of investments across states and sectors, although the fund is not required to invest in all states and sectors at all times.

The overall investment approach of Hartford Investment Management's team emphasizes security selection and maturity management. The investment team uses what is sometimes referred to as a top-down analysis to determine which securities may benefit or be harmed from current and future changes in the economy. The investment team then selects individual securities to buy or sell which, from a yield perspective, appear either attractive or unattractive.

The fund seeks its secondary goal of capital appreciation, when consistent with its primary goal of high current income, by investing in securities that Hartford Investment Management expects to add relative value to the fund.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk depends largely on the perceived financial health of bond issuers. In general, lower-rated bonds have higher credit risks. The fund could lose money if any bonds it owns are downgraded in credit rating or go into default.

In addition, because the fund is non-diversified and therefore may take larger positions in individual issuers than other mutual funds, the fund may have greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio. An investment in the fund therefore entails substantial market risk.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

State or local political or economic conditions and developments can adversely affect the obligations

THE HARTFORD MUTUAL FUNDS                                                      5

                                     THE HARTFORD HIGH YIELD MUNICIPAL BOND FUND

--------------------------------------------------------------------------------


issued by state and local governments. The value of the obligations owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including tax rate reductions or the imposition of a flat tax.

The fund may invest in securities that produce income subject to income tax, including the Alternative Minimum Tax.

Successful use of derivative instruments by the fund, whether for managing portfolio risk or for other investment purposes, depends on the sub-adviser's judgment with respect to a number of factors. The fund's performance could be worse than if it had not used these instruments if the sub-adviser's judgment proves incorrect. In addition, in the case of utilizing derivatives to manage portfolio risk, even if the sub-adviser's judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and the financial instrument(s) or asset(s) being hedged.



6                                                      THE HARTFORD MUTUAL FUNDS

                                     THE HARTFORD HIGH YIELD MUNICIPAL BOND FUND

--------------------------------------------------------------------------------


PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                            CLASS A     CLASS B     CLASS C
SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum sales charge (load) imposed on purchases as a
  percentage of offering price                               4.50%        None        None
  Maximum deferred sales charge (load) (as a percentage
  of purchase price
  or redemption proceeds, whichever is less)                  None(1)    5.00%       1.00%
  Exchange fees                                               None        None        None
ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)
  Management fees(2)                                         0.55%       0.55%       0.55%
  Distribution and service (12b-1) fees                      0.25%(3)    1.00%       1.00%
  Other expenses(4)                                          0.24%       0.28%       0.26%
  Acquired Fund fees and expenses(5)                         0.03%       0.03%       0.03%
  Total annual operating expenses                            1.07%       1.86%       1.84%
  Less: Contractual expense reimbursement(6)                 0.04%       0.08%       0.06%
  Net annual operating expenses(6)                           1.03%       1.78%       1.78%



(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."
(2) HIFSCO has agreed to waive 100% of the management fee through May 31, 2008.
(3) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.
(4) "Other Expenses" are estimated for the current fiscal year and include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays.
(5) "Acquired Fund fees and expenses" are based on estimated amounts for the current fiscal year.
(6) HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.00%, 1.75% and 1.75%, respectively. The difference between the "Net Annual Operating Expenses" and HIFSCO's undertaking described above is due to acquired fund fees and expenses. In addition, HASCO, the fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2009, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES (WITH REDEMPTION)                                    CLASS A    CLASS B    CLASS C
  Year 1                                                        $550       $681       $281
  Year 3                                                        $763       $860       $560


You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                                 CLASS A    CLASS B    CLASS C
  Year 1                                                        $550       $181       $181
  Year 3                                                        $763       $560       $560




THE HARTFORD MUTUAL FUNDS                                                      7

THE HARTFORD TAX-FREE CALIFORNIA FUND
--------------------------------------------------------------------------------

THIS FUND IS INTENDED FOR CALIFORNIA RESIDENTS ONLY. PLEASE CONSULT WITH YOUR FINANCIAL REPRESENTATIVE OR TAX ADVISER BEFORE INVESTING IN THIS FUND.

INVESTMENT GOAL. The Hartford Tax-Free California Fund seeks to provide current income exempt from both federal and California income tax.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objective by investing primarily in securities that pay interest that is exempt from federal and California state income tax. The fund invests at least 80% of its assets in investments the income from which is exempt from both federal income tax and the income tax of California.

The fund primarily invests in tax-exempt obligations issued by the State of California, its agencies, instrumentalities and political subdivisions. At least 65% of the tax-exempt obligations purchased by the fund will be of "investment grade" quality. This means that they will be rated at the time of purchase within the four highest categories assigned by Moody's ("Aaa", "Aa", "A" or "Baa"), or S&P ("AAA", "AA", "A" or "BBB") or Fitch ("AAA", "AA", "A" or "BBB"), or will be unrated securities which are judged by Hartford Investment Management to be of comparable quality to securities rated within these four highest categories. The fund may invest up to 35% of its total assets in non-investment grade debt securities. Any security rated "Ba" or lower by Moody's, "BB" or lower by S&P or "BB" or lower by Fitch, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality are below investment grade. Debt securities rated below investment grade are commonly referred to as "high yield -- high risk" or "junk bonds". The fund may invest up to 20% of its assets in securities with income subject to income tax, including the Alternative Minimum Tax. Although the fund does not have a maximum maturity term restriction, the fund tends to have an average maturity of between 5 and 30 years.

The overall investment approach of Hartford Investment Management emphasizes security selection and maturity management and seeks a portfolio which is diversified by sector. Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors may benefit or be harmed from current and future changes in the economy. Hartford Investment Management then selects individual securities to buy or sell from selected sectors that, from a yield perspective, appear either attractive or unattractive. Individual securities should possess appropriate credit quality and liquidity characteristics within the context of the overall portfolio. Securities should possess a combination of coupon rate, original issue discount and call protection which will maximize the fund's yield.


--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rate risk and credit risk. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities. This risk is greater with junk bonds.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund invests primarily in municipal securities issued by the State of California and its political subdivisions, the fund will be particularly

8                                                      THE HARTFORD MUTUAL FUNDS

                                           THE HARTFORD TAX-FREE CALIFORNIA FUND
--------------------------------------------------------------------------------


affected by political and economic conditions and developments in that state. The fund's ability to achieve its goal depends upon the ability of the issuers of California municipal securities to repay their debt. A downturn in the financial industry could bring on a fiscal crisis in California. The value of the obligations owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including tax rate reductions or the imposition of a flat tax.

Because the fund is considered non-diversified and may take larger positions in individual issuers than other mutual funds, the fund may have greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio. An investment in the fund therefore entails substantial market risk.



THE HARTFORD MUTUAL FUNDS                                                      9

                                           THE HARTFORD TAX-FREE CALIFORNIA FUND
--------------------------------------------------------------------------------


PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual return shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)

                                   (BAR CHART)



        3.80%     6.14%     4.51%     5.36%    -2.42%


        2003      2004      2005      2006      2007




 During the periods shown in the bar chart, the highest quarterly return was 5.17% (4th quarter, 2003) and the lowest quarterly return was -2.86% (2nd quarter, 2004).



10                                                     THE HARTFORD MUTUAL FUNDS

                                           THE HARTFORD TAX-FREE CALIFORNIA FUND
--------------------------------------------------------------------------------


 AVERAGE ANNUAL TOTAL RETURNS
 FOR PERIODS ENDING 12/31/2007
 (INCLUDES SALES CHARGES)


                                                                            LIFE OF FUND
                                                       1 YEAR   5 YEARS   (SINCE 10/31/02)
  Class A Return Before Taxes                          -6.81%    2.48%          2.74%
  Class A Return After Taxes on Distributions          -6.83%    2.48%          2.74%
  Class A Return After Taxes on Distributions and
  Sale of Fund Shares                                  -3.11%    2.69%          2.91%
  Class B Return Before Taxes                          -7.93%    2.28%          2.70%
  Class C Return Before Taxes                          -4.08%    2.69%          2.93%
  Lehman Brothers California Municipal Bond Index
  (reflects no deduction for fees, expenses or taxes)   2.81%    4.49%          4.67%


INDEX: The Lehman Brothers California Municipal Bond Index is an unmanaged index of California municipal bond issues with maturities greater than one year. You cannot invest directly in an index.


THE HARTFORD MUTUAL FUNDS                                                     11

                                           THE HARTFORD TAX-FREE CALIFORNIA FUND
--------------------------------------------------------------------------------


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                           CLASS A      CLASS B      CLASS C
SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum sales charge (load) imposed on purchases as a
  percentage of offering price                              4.50%         None         None
  Maximum deferred sales charge (load) (as a percentage
  of purchase price or redemption proceeds, whichever is
  less)                                                      None(1)     5.00%        1.00%
  Exchange fees                                              None         None         None
ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)
  Management fees                                           0.55%        0.55%        0.55%
  Distribution and service (12b-1) fees                     0.25%(2)     1.00%        1.00%
  Other expenses(3)                                         0.12%        0.15%        0.15%
  Acquired Fund fees and expenses                           0.02%        0.02%        0.02%
  Total annual operating expenses                           0.94%        1.72%        1.72%
  Less: Contractual expense reimbursement(4)                0.07%        0.10%        0.10%
  Net annual operating expenses(4)                          0.87%        1.62%        1.62%



(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."
(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.
(3) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses restated to reflect current fees.
(4) HIFSCO has permanently agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.00%, 1.75% and 1.75%, respectively. In addition, HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 0.85%, 1.60% and 1.60%, respectively. The difference between the "Net Annual Operating Expenses" and HIFSCO's undertaking described above is due to acquired fund fees and expenses. In addition, HASCO, the fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2009, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                                    CLASS A    CLASS B    CLASS C
  Year 1                                                       $  535     $  665     $  265
  Year 3                                                       $  715     $  811     $  511
  Year 5                                                       $  911     $1,081     $  881
  Year 10                                                      $1,474     $1,721     $1,922


You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                                 CLASS A    CLASS B    CLASS C
  Year 1                                                       $  535     $  165     $  165
  Year 3                                                       $  715     $  511     $  511
  Year 5                                                       $  911     $  881     $  881
  Year 10                                                      $1,474     $1,721     $1,922




12                                                     THE HARTFORD MUTUAL FUNDS

THE HARTFORD TAX-FREE MINNESOTA FUND
--------------------------------------------------------------------------------

THIS FUND IS INTENDED FOR MINNESOTA RESIDENTS ONLY. PLEASE CONSULT WITH YOUR FINANCIAL REPRESENTATIVE OR TAX ADVISER BEFORE INVESTING IN THIS FUND.

INVESTMENT GOAL. The Hartford Tax-Free Minnesota Fund seeks to provide current income exempt from both federal income tax and Minnesota state personal income tax.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objective by investing primarily in securities that pay interest that is exempt from federal and Minnesota state income tax. The fund invests at least 80% of its assets in investments the income from which is exempt from both federal income tax and the income tax of Minnesota.

The fund primarily invests in tax exempt obligations issued by the State of Minnesota, its agencies, instrumentalities and political subdivisions. At least 65% of the tax-exempt obligations purchased by the fund will be of "investment grade" quality. This means that they will be rated at the time of purchase within the four highest grades assigned by Moody's ("Aaa", "Aa", "A" or "Baa"), or S&P ("AAA", "AA", "A" or "BBB") or Fitch ("AAA", "AA", "A" or "BBB"), or will be unrated securities which are judged by Hartford Investment Management to be of comparable quality to securities rated within these four highest categories. The fund may invest up to 35% of its total assets in non-investment grade debt securities. Any security rated "Ba" or lower by Moody's, "BB" or lower by S&P or "BB" or lower by Fitch, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality are below investment grade. Debt securities rated below investment grade are commonly referred to as "high yield -- high risk" or "junk bonds". The fund may invest up to 20% of its assets in securities with income subject to income tax, including the Alternative Minimum Tax. The average maturity of the fund's holdings may range from 5 to 30 years.

The overall investment approach of Hartford Investment Management emphasizes security selection and maturity management and seeks a portfolio which is diversified by industry. Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors may benefit or be harmed from current and future changes in the economy. Hartford Investment Management then selects individual securities to buy or sell from selected sectors that, from a yield perspective, appear either attractive or unattractive. Individual securities should possess appropriate credit quality and liquidity characteristics within the context of the overall portfolio. Securities should possess a combination of coupon rate, original issue discount and call protection which will maximize the fund's yield.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities. This risk is greater with junk bonds.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund invests primarily in municipal securities issued by the State of Minnesota and its political subdivisions, the fund will be particularly

THE HARTFORD MUTUAL FUNDS                                                     13

                                            THE HARTFORD TAX-FREE MINNESOTA FUND
--------------------------------------------------------------------------------


affected by political and economic conditions and developments in that state. The fund's ability to achieve its goal depends upon the ability of the issuers of Minnesota municipal securities to repay their debt. A downturn in the financial industry could bring on a fiscal crisis in Minnesota. The value of the obligations owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including tax rate reductions or the imposition of a flat tax.



14                                                     THE HARTFORD MUTUAL FUNDS

                                            THE HARTFORD TAX-FREE MINNESOTA FUND
--------------------------------------------------------------------------------


PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures in the table do. If sales charges were reflected in the bar chart, returns would have been lower. Because Class A, B and C shares were not offered prior to February 19, 2002, performance history prior to that time is based upon that of the fund's Class E, M and N shares (Class E, M and N are no longer offered.), respectively. Returns in the table have been adjusted to reflect the sales charge structure of the Class A, B and C shares. Returns for the fund's Class A, B and C shares would have been substantially similar to those of the fund's Class E, M and N shares because all of the fund's shares are invested in the same portfolio of securities, and would have differed only to the extent that the classes do not have the same expenses. Because expenses for the Class A, B and C shares are higher than for the Class E, M and N shares, respectively, Class A, B and C share returns would have been lower for the periods presented in the bar chart and table.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and would vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser. Returns in the bar chart and table after February 19, 2002 would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR(1)
(EXCLUDES SALES CHARGES)

                                   (BAR CHART)



        5.76%    -2.57%    10.54%     3.69%     7.79%     4.79%     4.45%     2.54%     4.48%    -0.51%


        1998      1999      2000      2001      2002      2003      2004      2005      2006      2007




 During the periods shown in the bar chart, the highest quarterly return was 4.66% (4th quarter, 2000) and the lowest quarterly return was -2.46% (2nd quarter, 2004).

 (1) Class A shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund's Class E shares, which have different operating expenses.



THE HARTFORD MUTUAL FUNDS                                                     15

                                            THE HARTFORD TAX-FREE MINNESOTA FUND
--------------------------------------------------------------------------------


 AVERAGE ANNUAL TOTAL RETURNS
 FOR PERIODS ENDING 12/31/2007
 (INCLUDES SALES CHARGES)


                                                             1 YEAR   5 YEARS   10 YEARS
  Class A Return Before Taxes(1)                             -4.99%    2.18%      3.55%
  Class A Return After Taxes on Distributions(1)             -5.00%    2.08%      3.33%
  Class A Return After Taxes on Distributions and Sale of
  Fund Shares(1)                                             -1.89%    2.42%      3.50%
  Class B Return Before Taxes(1)                             -6.13%    2.03%      3.21%
  Class C Return Before Taxes(1)                             -2.28%    2.38%      3.20%
  Lehman Brothers Municipal Bond Index (reflects no
  deduction for fees, expenses or taxes)                      3.36%    4.30%      5.18%


INDEX: The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds with maturities greater than two years. You cannot invest directly in an index.

(1) Class A, B and C shares commenced operations on February 19, 2002. Class A, B and C share performance prior to February 19, 2002 reflects Class E, M and N share performance and operating expenses less Class A, B or C share sales charges, respectively.


16                                                     THE HARTFORD MUTUAL FUNDS

                                            THE HARTFORD TAX-FREE MINNESOTA FUND
--------------------------------------------------------------------------------


YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                           CLASS A      CLASS B      CLASS C
SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum sales charge (load) imposed on purchases as a
  percentage of offering price                              4.50%         None         None
  Maximum deferred sales charge (load) (as a percentage
  of purchase price or redemption proceeds, whichever is
  less)                                                      None(1)     5.00%        1.00%
  Exchange fees                                              None         None         None
ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)
  Management fees(2)                                        0.55%        0.55%        0.55%
  Distribution and service (12b-1) fees                     0.25%(3)     1.00%        1.00%
  Other expenses(4)                                         0.21%        0.23%        0.22%
  Acquired Fund fees and expenses                           0.02%        0.02%        0.02%
  Total annual operating expenses                           1.03%        1.80%        1.79%
  Less: Contractual expense reimbursement(5)                0.16%        0.18%        0.17%
  Net annual operating expenses(5)                          0.87%        1.62%        1.62%



(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."
(2) Effective November 1, 2007, HIFSCO has permanently reduced its management fee at each breakpoint for this fund.
(3) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.
(4) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses restated to reflect current fees.
(5) HIFSCO has permanently agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.00%, 1.75% and 1.75%, respectively. In addition, HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 0.85%, 1.60% and 1.60%, respectively. The difference between the "Net Annual Operating Expenses" and HIFSCO's undertaking described above is due to acquired fund fees and expenses. In addition, HASCO, the fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2009, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                                    CLASS A    CLASS B    CLASS C
  Year 1                                                       $  535     $  665     $  265
  Year 3                                                       $  715     $  811     $  511
  Year 5                                                       $  911     $1,081     $  881
  Year 10                                                      $1,474     $1,721     $1,922


You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                                 CLASS A    CLASS B    CLASS C
  Year 1                                                       $  535     $  165     $  165
  Year 3                                                       $  715     $  511     $  511
  Year 5                                                       $  911     $  881     $  881
  Year 10                                                      $1,474     $1,721     $1,922




THE HARTFORD MUTUAL FUNDS                                                     17

THE HARTFORD TAX-FREE NATIONAL FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Tax-Free National Fund seeks to provide current income exempt from federal income tax.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objective by investing primarily in securities that pay interest that is exempt from federal income tax. The fund invests at least 80% of its assets in investments the income from which is exempt from federal income tax.

The fund primarily invests in tax-exempt obligations issued by states, territories, and possessions of the United States, and their political subdivisions, agencies and instrumentalities. At least 65% of the tax-exempt obligations purchased by the fund will be of "investment grade" quality. This means that they will be rated at the time of purchase within the four highest grades assigned by Moody's ("Aaa", "Aa", "A" or "Baa"), or S&P ("AAA", "AA", "A" or "BBB") or Fitch ("AAA", "AA", "A" or "BBB"), or will be unrated securities which are judged by Hartford Investment Management to be of comparable quality to securities rated within these four highest categories. The fund may invest up to 35% of its total assets in non-investment grade debt securities. Any security rated "Ba" or lower by Moody's, "BB" or lower by S&P or "BB" or lower by Fitch, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality are below investment grade. Debt securities rated below investment grade are commonly referred to as "high yield -- high risk" or "junk bonds". The fund may invest up to 20% of its assets in securities with income subject to income tax, including the Alternative Minimum Tax. The average maturity of the fund's holdings may range from 5 to 30 years.

The overall investment approach of Hartford Investment Management emphasizes security selection and maturity management and seeks a portfolio which is diversified by industry and geographically. Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors may benefit or be harmed from current and future changes in the economy. Hartford Investment Management then selects individual securities to buy or sell from selected sectors that, from a yield perspective, appear either attractive or unattractive. Individual securities should possess appropriate credit quality and liquidity characteristics within the context of the overall portfolio. Securities should possess a combination of coupon rate, original issue discount and call protection which will maximize the fund's yield.


--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rate and credit risk. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities. This risk is greater with junk bonds.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

State or local political or economic conditions and developments can adversely affect the obligations issued by state and local governments. The value of the obligations owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including tax rate reductions or the imposition of a flat tax.



18                                                     THE HARTFORD MUTUAL FUNDS

                                             THE HARTFORD TAX-FREE NATIONAL FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures in the table do. If sales charges were reflected in the bar chart, returns would have been lower. Because Class A, B and C shares were not offered prior to February 19, 2002, performance history prior to that time is based upon that of the fund's Class E, M and N shares (Class E, M and N are no longer offered. ), respectively. Returns in the table have been adjusted to reflect the sales charge structure of the Class A, B and C shares. Returns for the fund's Class A, B and C shares would have been substantially similar to those of the fund's Class E, M and N shares because all of the fund's shares are invested in the same portfolio of securities, and would have differed only to the extent that the classes do not have the same expenses. Because expenses for the Class A, B and C shares are higher than for the Class E, M and N shares, respectively, Class A, B and C share returns would have been lower for the periods presented in the bar chart and table.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and would vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. The following information includes the fund's performance when it was managed by a previous investment adviser. Returns in the bar chart and table after February 19, 2002 would have been lower if the fund's operating expenses had not been limited by HIFSCO.

CLASS A TOTAL RETURNS
BY CALENDAR YEAR(1)
(EXCLUDES SALES CHARGES)

                                   (BAR CHART)



        5.23%    -3.66%     9.96%     3.50%     9.70%     4.68%     5.22%     4.16%     5.78%    -1.98%


        1998      1999      2000      2001      2002      2003      2004      2005      2006      2007




 During the periods shown in the bar chart, the highest quarterly return was 5.09% (3rd quarter, 2002) and the lowest quarterly return was -2.57% (2nd quarter, 2004).

(1) Class A shares commenced operations on February 19, 2002. Performance prior to that date is that of the fund's Class E shares, which had different operating expenses.



THE HARTFORD MUTUAL FUNDS                                                     19

                                             THE HARTFORD TAX-FREE NATIONAL FUND
--------------------------------------------------------------------------------

 AVERAGE ANNUAL TOTAL RETURNS
 FOR PERIODS ENDING 12/31/2007
 (INCLUDES SALES CHARGES)


                                                             1 YEAR    5 YEARS    10 YEARS
  Class A Return Before Taxes(1)                             -6.39%     2.58%       3.85%
  Class A Return After Taxes on Distributions(1)             -6.40%     2.49%       3.58%
  Class A Return After Taxes on Distributions and Sale of
  Fund Shares(1)                                             -2.76%     2.77%       3.72%
  Class B Return Before Taxes(1)                             -7.42%     2.41%       3.43%
  Class C Return Before Taxes(1)                             -3.66%     2.79%       3.46%
  Lehman Brothers Municipal Bond Index (reflects no
  deduction for fees, expenses or taxes)                      3.36%     4.30%       5.18%



INDEX: The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds with maturities greater than two years. You cannot invest directly in an index.

(1) Class A, B and C shares commenced operations on February 19, 2002. Class A, B and C share performance prior to February 19, 2002 reflects Class E, M and N share performance and operating expenses less Class A, B or C share sales charges, respectively.


20                                                     THE HARTFORD MUTUAL FUNDS

                                             THE HARTFORD TAX-FREE NATIONAL FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                            CLASS A     CLASS B     CLASS C
SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum sales charge (load) imposed on purchases as a
  percentage of offering price                               4.50%        None        None
  Maximum deferred sales charge (load) (as a percentage
  of purchase price or redemption proceeds, whichever is
  less)                                                       None(1)    5.00%       1.00%
  Exchange fees                                               None        None        None
ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)
  Management fees(2)                                         0.55%       0.55%       0.55%
  Distribution and service (12b-1) fees                      0.25%(3)    1.00%       1.00%
  Other expenses(4)                                          0.16%       0.22%       0.17%
  Acquired Fund fees and expenses                            0.02%       0.02%       0.02%
  Total annual operating expenses                            0.98%       1.79%       1.74%
  Less: Contractual expense reimbursement(5)                 0.11%       0.17%       0.12%
  Net annual operating expenses(5)                           0.87%       1.62%       1.62%



(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."
(2) Effective November 1, 2007, HIFSCO has permanently reduced its management fee at each breakpoint for this fund.
(3) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.
(4) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses restated to reflect current fees.
(5) HIFSCO has permanently agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.00%, 1.75% and 1.75%, respectively. In addition, HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 0.85%, 1.60% and 1.60%, respectively. The difference between the "Net Annual Operating Expenses" and HIFSCO's undertaking described above is due to acquired fund fees and expenses. In addition, HASCO, the fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2009, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                                  CLASS A     CLASS B     CLASS C
  Year 1                                                     $  535      $  665      $  265
  Year 3                                                     $  715      $  811      $  511
  Year 5                                                     $  911      $1,081      $  881
  Year 10                                                    $1,474      $1,721      $1,922




THE HARTFORD MUTUAL FUNDS                                                     21

                                             THE HARTFORD TAX-FREE NATIONAL FUND
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                               CLASS A     CLASS B     CLASS C
  Year 1                                                     $  535      $  165      $  165
  Year 3                                                     $  715      $  511      $  511
  Year 5                                                     $  911      $  881      $  881
  Year 10                                                    $1,474      $1,721      $1,922




22                                                     THE HARTFORD MUTUAL FUNDS

THE HARTFORD TAX-FREE NEW YORK FUND
--------------------------------------------------------------------------------

THIS FUND IS INTENDED FOR NEW YORK RESIDENTS ONLY. PLEASE CONSULT WITH YOUR FINANCIAL REPRESENTATIVE OR TAX ADVISER BEFORE INVESTING IN THIS FUND.

INVESTMENT GOAL. The Hartford Tax-Free New York Fund seeks to provide current income exempt from federal, New York State and New York City income tax.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objective by investing primarily in securities that pay interest that is exempt from federal, New York State and New York City income tax. The fund invests at least 80% of its assets in investments the income from which is exempt from both federal income tax and the income tax of New York State and New York City.

The fund primarily invests in tax-exempt obligations issued by the State of New York, its agencies, instrumentalities and political subdivisions. At least 65% of the tax-exempt obligations purchased by the fund will be of "investment grade" quality. This means that they will be rated at the time of purchase within the four highest categories assigned by Moody's ("Aaa", "Aa", "A" or "Baa"), or S&P ("AAA", "AA", "A" or "BBB") or Fitch ("AAA", "AA", "A" or "BBB"), or will be unrated securities which are judged by Hartford Investment Management to be of comparable quality to securities rated within these four highest categories. The fund may invest up to 35% of its total assets in non-investment grade debt securities. Any security rated "Ba" or lower by Moody's, "BB" or lower by S&P or "BB" or lower by Fitch, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality are below investment grade. Debt securities rated below investment grade are commonly referred to as "high yield -- high risk" or "junk bonds". The fund may invest up to 20% of its assets in securities with income subject to income tax, including the Alternative Minimum Tax. Although the fund does not have a maximum maturity term restriction, the fund tends to have an average maturity of between 5 and 30 years.

The overall investment approach of Hartford Investment Management emphasizes security selection and maturity management and seeks a portfolio which is diversified by sector. Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors may benefit or be harmed from current and future changes in the economy. Hartford Investment Management then selects individual securities to buy or sell from selected sectors that, from a yield perspective, appear either attractive or unattractive. Individual securities should possess appropriate credit quality and liquidity characteristics within the context of the overall portfolio. Securities should possess a combination of coupon rate, original issue discount and call protection which will maximize the fund's yield.

--------------------------------------------------------------------------------

MAIN RISKS. The major factors affecting this fund's performance are interest rate risk and credit risk. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk. You could lose money as a result of your investment.

Credit risk refers to the risk that a security's credit rating could be downgraded, which could affect the value and, potentially, the likelihood of repayment of the fund's securities. This risk is greater with junk bonds.

The fund is subject to income risk, which is the potential for a decline in the fund's income due to falling interest rates.

The fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" -- or repay -- its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Because the fund invests primarily in municipal securities issued by the State of New York and its political subdivisions, the fund will be particularly

THE HARTFORD MUTUAL FUNDS                                                     23

                                             THE HARTFORD TAX-FREE NEW YORK FUND
--------------------------------------------------------------------------------


affected by political and economic conditions and developments in that state. The fund's ability to achieve its goal depends upon the ability of the issuers of New York municipal securities to repay their debt. A downturn in the financial industry could bring on a fiscal crisis in New York City, which has experienced such a crisis before. The risk of a downturn in the U.S. economy, particularly in New York City and New York State, has been heightened by the terrorist attack on the World Trade Center on September 11, 2001. It is likely that New York City and New York State will suffer financial difficulties resulting from the attack, and such difficulties could adversely affect the ability of New York municipal issuers to make prompt payment of principal and interest, and/or result in a default or credit rating downgrade. As a result, this fund may be more volatile than a more geographically diversified municipal fund. The value of the obligations owned by the fund also may be adversely affected by future changes in federal or New York State or New York City income tax laws, including tax rate reductions or the imposition of a flat tax.

Because the fund is considered non-diversified and may take larger positions in individual issuers than other mutual funds, the fund may have greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio. An investment in the fund therefore entails substantial market risk.

PAST PERFORMANCE. The bar chart and table below indicate the risks of investing in the fund. The bar chart shows how the fund's total return has varied from year to year, while the table shows how the fund's performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund's Class B and C shares for the periods presented in the bar chart would have been substantially similar to that shown for Class A shares because all of the fund's shares are invested in the same portfolio of securities. The actual returns of the Class B and C shares for the periods presented in the bar chart would have been lower than the annual return shown for the fund's Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for only one class and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures, reinvested net of assumed tax rates). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund's operating expenses had not been limited by HIFSCO.


24                                                     THE HARTFORD MUTUAL FUNDS

                                             THE HARTFORD TAX-FREE NEW YORK FUND
--------------------------------------------------------------------------------


CLASS A TOTAL RETURNS
BY CALENDAR YEAR
(EXCLUDES SALES CHARGES)

                                   (BAR CHART)



        6.03%     4.86%     3.64%     5.50%    -0.51%


        2003      2004      2005      2006      2007




 During the periods shown in the bar chart, the highest quarterly return was 4.65% (3rd quarter, 2004) and the lowest quarterly return was -3.24% (2nd quarter, 2004).



THE HARTFORD MUTUAL FUNDS                                                     25

                                             THE HARTFORD TAX-FREE NEW YORK FUND
--------------------------------------------------------------------------------


 AVERAGE ANNUAL TOTAL RETURNS
 FOR PERIODS ENDING 12/31/2007
 (INCLUDES SALES CHARGES)


                                                                              LIFE OF FUND
                                                       1 YEAR    5 YEARS    (SINCE 10/31/02)
  Class A Return Before Taxes                          -4.99%     2.93%           3.21%
  Class A Return After Taxes on Distributions          -5.00%     2.84%           3.12%
  Class A Return After Taxes on Distributions and
  Sale of Fund Shares                                  -1.96%     3.01%           3.25%
  Class B Return Before Taxes                          -6.04%     2.77%           3.20%
  Class C Return Before Taxes                          -2.20%     3.12%           3.37%
  Lehman Brothers New York Municipal Bond Index
  (reflects no deduction for fees, expenses or
  taxes)                                                3.62%     4.24%           4.42%



INDEX: The Lehman Brothers New York Municipal Bond Index is an unmanaged index of New York municipal bond issues with maturities greater than one year. You cannot invest directly in an index.


26                                                     THE HARTFORD MUTUAL FUNDS

                                             THE HARTFORD TAX-FREE NEW YORK FUND
--------------------------------------------------------------------------------

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                            CLASS A     CLASS B     CLASS C
SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum sales charge (load) imposed on purchases as a
  percentage of offering price                               4.50%        None        None
  Maximum deferred sales charge (load) (as a percentage
  of purchase price or redemption proceeds, whichever is
  less)                                                       None(1)    5.00%       1.00%
  Exchange fees                                               None        None        None
ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)
  Management fees                                            0.55%       0.55%       0.55%
  Distribution and service (12b-1) fees                      0.25%(2)    1.00%       1.00%
  Other expenses(3)                                          0.17%       0.19%       0.18%
  Acquired Fund fees and expenses                            0.02%       0.02%       0.02%
  Total annual operating expenses                            0.99%       1.76%       1.75%
  Less: Contractual expense reimbursement(4)                 0.12%       0.14%       0.13%
  Net annual operating expenses(4)                           0.87%       1.62%       1.62%



(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(3) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses restated to reflect current fees.

(4) HIFSCO has permanently agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 1.00%, 1.75% and 1.75%, respectively. In addition, HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A shares, Class B shares and Class C shares at 0.85%, 1.60% and 1.60%, respectively. The difference between the "Net Annual Operating Expenses" and HIFSCO's undertaking described above is due to acquired fund fees and expenses. In addition, HASCO, the fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2009, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                                  CLASS A     CLASS B     CLASS C
  Year 1                                                     $  535      $  665      $  265
  Year 3                                                     $  715      $  811      $  511
  Year 5                                                     $  911      $1,081      $  881
  Year 10                                                    $1,474      $1,721      $1,922




THE HARTFORD MUTUAL FUNDS                                                     27

                                             THE HARTFORD TAX-FREE NEW YORK FUND
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                               CLASS A     CLASS B     CLASS C
  Year 1                                                     $  535      $  165      $  165
  Year 3                                                     $  715      $  511      $  511
  Year 5                                                     $  911      $  881      $  881
  Year 10                                                    $1,474      $1,721      $1,922





28                                                     THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

 INVESTMENT RISKS GENERALLY

Many factors affect each fund's performance. There is no assurance that a fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a fund.

The different types of securities, investments, and investment techniques used by each fund all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation, and an investment in any stock is subject to, among other risks, the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). High Yield Municipal Bond Fund may invest in equity securities as part of its principal investment strategy. With respect to debt securities, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The funds may invest in debt securities as part of their principal investment strategy. As described below, an investment in certain of the funds entails special additional risks.

 USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES

From time to time, as part of its principal investment strategy, each fund may invest some or all of its assets in cash or high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, the fund may lose the benefit of market upswings and limit its ability to meet its investment objective. Being in a defensive position could result in a portion of the funds' regular income distribution being taxable.

 USE OF OPTIONS, FUTURES AND
 OTHER DERIVATIVES

Each fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. These techniques permit a fund to gain exposure to a particular security, group of securities, interest rate, foreign currency or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.

These techniques are also used to seek to manage risk by hedging a fund's portfolio investments. Hedging techniques may not always be available to the funds, and it may not always be feasible for a fund to use hedging techniques even when they are available. Also, even if used, hedging techniques may not be successful.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, a fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way a fund's manager expected. As a result, the use of these techniques may result in losses to a fund or increase volatility in a fund's performance. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed (i.e., they result in leverage). Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Investments in derivatives may cause the funds to earn income that is taxable when distributed to shareholders.


THE HARTFORD MUTUAL FUNDS                                                     29

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------

The use of derivatives is a principal investment strategy for the High Yield Municipal Bond Fund.

 FOREIGN INVESTMENTS

The High Yield Municipal Bond Fund may invest in securities and loans of foreign issuers and borrowers and non-dollar securities and loans as part of their principal investment strategy. The Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund and Tax-Free New York Fund will not invest in foreign investments.

Investments in the securities of foreign issuers, loans of foreign borrowers and non-dollar securities and loans involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or loans or securities or loans of domestic issuers or borrowers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities or loan markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets), and securities of some foreign issuers and loans of foreign borrowers may be less liquid than securities or loans of comparable domestic issuers or borrowers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities or loan transactions, thus making it difficult to execute such transactions. The inability of a fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio loans or securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers and borrowers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer or foreign borrower than about a domestic one. In addition, there may be less government regulation of stock exchanges, brokers, and listed and unlisted issuers and borrowers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of a fund (through an Underlying Fund in the case of a fund of funds), or political or social instability or diplomatic developments that could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

 INVESTMENTS IN EMERGING MARKETS

High Yield Municipal Bond Fund may invest in emerging markets, but not as a part of its principal investment strategy.

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are generally less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. The funds may also utilize derivative

30                                                     THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------


instruments, such as equity linked securities, to gain exposure to certain emerging markets, but not as a principal investment strategy. These risks are not normally associated with investments in more developed countries.

 SMALL CAPITALIZATION COMPANIES

High Yield Municipal Bond Fund may invest in securities of small capitalization companies, but not as a principal investment strategy.

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

 OTHER INVESTMENT COMPANIES

Each fund may invest in securities of other investment companies, including exchange traded funds (ETFs), subject to statutory limitations prescribed by the Investment Company Act of 1940, as amended. These limitations include in certain circumstances a prohibition on the fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a fund's total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs' shares beyond these statutory limitations, subject to certain conditions and pursuant to a contractual arrangement between the ETFs and the investing funds. A fund may rely on these exemptive orders to invest in unaffiliated ETFs.

Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and a fund could lose money investing in an ETF. In addition, as with traditional mutual funds, ETFs charge asset-based fees. The funds will indirectly pay a proportional share of the asset-based fees of the ETFs in which the funds invest. Moreover, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of the ETF's shares may trade at a premium or a discount to their NAV; (ii) an active trading market for an ETF's shares may not develop or be maintained; and (iii) there is no assurance that the requirements of the exchange necessary to maintain the listing of an ETF will continue to be met or remain unchanged.

 RISKS OF ILLIQUID SECURITIES

Each fund may invest up to 15% of its net assets in illiquid securities which cannot be disposed of in seven days in the ordinary course of business at fair value.

Securities purchased by a fund, particularly debt securities and over-the-counter traded securities, that are liquid at the time of purchase may subsequently become illiquid due to events relating

THE HARTFORD MUTUAL FUNDS                                                     31

INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------


to the issuer of the securities, market events, economic conditions or investor perceptions. Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy, or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to over-the-counter traded securities, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase the securities.

If one or more instruments in a fund's portfolio become illiquid, the fund may exceed its 15 percent limitation in illiquid instruments. In the event that changes in the portfolio or other external events cause the investments in illiquid instruments to exceed 15 percent of a fund's net assets the fund must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable. This requirement would not force a fund to liquidate any portfolio instrument where the fund would suffer a loss on the sale of that instrument. In cases where no clear indication of the value of a fund's portfolio instruments is available, the portfolio instruments will be valued at their fair value according to the valuation procedures approved by the Boards of Directors. These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity. The value of illiquid securities may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists, and thus negatively affect a fund's NAV. For more information on fair valuation, please see "Transaction Policies -- Valuation of Shares"

 ABOUT EACH FUND'S INVESTMENT GOAL

Each fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. A fund may not be able to achieve its goal. The funds' prospectus will be updated prior to any change in a fund's investment goal (or objective).

 CONSEQUENCES OF PORTFOLIO TRADING PRACTICES

The funds may, at times, engage in short-term trading. Short-term trading could produce higher brokerage expenses for a fund and higher taxable distributions to the fund's shareholders and therefore could adversely affect the fund's performance. Shareholders should consult their own tax adviser for individual tax advice.

 TERMS USED IN THIS PROSPECTUS

Equity securities: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

Foreign issuers and foreign borrowers: Foreign issuers and foreign borrowers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers or borrowers if the issuer's or borrower's economic fortunes and risks are primarily linked with U.S. markets.

Non-dollar securities and loans: Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

 INVESTMENT POLICIES

High Yield Municipal Bond Fund, Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund and Tax-Free New York Fund each has a name which suggests a focus on a particular type of investment (High Yield Municipal Bond Fund suggests investment in municipal bonds, however Rule 35d-1 does not

32                                                     THE HARTFORD MUTUAL FUNDS

                                    INVESTMENT STRATEGIES AND INVESTMENT MATTERS
--------------------------------------------------------------------------------


apply to the "High Yield" portion of the fund's name). In accordance with Rule 35d-1, each of these funds has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets in investments the income from which is exempt from federal income tax and, with respect to Tax-Free California Fund, Tax-Free Minnesota Fund and Tax-Free New York Fund, the income tax of California, Minnesota or New York State and New York City, respectively. For this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. A fund's policy to invest at least 80% of its assets in such a manner is a "fundamental" one for each of Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund and Tax-Free New York Fund, which means that it may not be changed without the vote of a majority of the fund's outstanding shares as defined in the 1940 Act.

 ADDITIONAL INVESTMENT STRATEGIES AND RISKS

Each fund may invest in various securities and engage in various investment techniques that are not the principal focus of the fund and, therefore, are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the funds' Combined Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the funds (see back cover for address, phone number and website address).

 DISCLOSURE OF PORTFOLIO HOLDINGS

The funds will disclose their complete calendar month-end portfolio holdings on the funds' website at www.hartfordinvestor.com no earlier than 30 calendar days after the end of each month. The funds also will disclose on the funds' website no earlier than 15 days after the end of each month (i) the ten issuers that together constitute the largest portion of each fund's assets (in the case of funds that invest only in fixed income instruments); or (ii) each fund's largest ten holdings (in the case of other funds). A description of the funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is available in the funds' SAI.



THE HARTFORD MUTUAL FUNDS                                                     33

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

 THE INVESTMENT MANAGER

HIFSCO is the investment manager to each fund. HIFSCO is a wholly-owned, indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $426.7 billion in assets as of December 31, 2007. At the same time, HIFSCO had over $53.3 billion in assets under management. HIFSCO is responsible for the management of each fund and supervises the activities of the investment sub-advisers described below. HIFSCO is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

The funds rely on an exemptive order from the Securities and Exchange Commission under which they use a "Manager of Managers" structure. HIFSCO has responsibility, subject to oversight by the Board of Directors, to oversee the sub-advisers and recommend their hiring, termination and replacement. The exemptive order permits HIFSCO to appoint a new sub-adviser not affiliated with HIFSCO, with the approval of the Board of Directors and without obtaining approval from those shareholders that participate in the applicable fund. Within 90 days after hiring any new sub-adviser, affected shareholders will receive information about the new sub-advisory relationship.

 THE INVESTMENT SUB-ADVISERS

Hartford Investment Management Company ("Hartford Investment Management") is the investment sub-adviser to the fund. Hartford Investment Management is a professional money management firm that provides services to investment companies, employee benefit plans, its affiliated insurance companies and other institutional accounts. Hartford Investment Management is a wholly-owned subsidiary of The Hartford. As of December 31, 2007, Hartford Investment Management had investment management authority over approximately $148.7 billion in assets. Hartford Investment Management is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.

 SOFT DOLLAR PRACTICES

The sub-adviser is responsible for the day-to-day portfolio management activities of the funds it sub-advises, including effecting securities transactions. To the extent consistent with Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), the sub-adviser, may obtain "soft dollar" benefits in connection with the execution of transactions for the funds. The sub-adviser may cause a fund to pay a broker-dealer an amount in excess of the amount that another broker-dealer would have charged for the same transaction, in exchange for "brokerage and research services" (as defined in the 1934 Act). Neither the management fees nor the sub-advisory fees are reduced because the sub-adviser receives these products and services. These products and services may be of value to the sub-adviser in advising its clients (including the funds), although not all of these products and services are necessarily useful and of value in managing the funds. These products and services may include research reports, access to management personnel, financial newsletters and trade journals, seminar and conference fees, quantitative analytical software, data services, communication services relating to (or incidental to) the execution, clearing and settlement of securities transactions, post-trade services relating to functions incidental to trade execution, and other products and services that are permitted under Section 28(e), as interpreted by the SEC from time to time. In certain instances, these products and services may have additional uses that are not related to brokerage or research. For such "mixed use" items, in accordance with SEC guidance, the sub-adviser will make a reasonable allocation of the cost of the item according to its expected use, and will pay for that portion of the item that does not have a brokerage or research-related component out of its own pocket.


34                                                     THE HARTFORD MUTUAL FUNDS

                                                         MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

 MANAGEMENT FEES

Each fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund's average daily net asset value as follows:

TAX-FREE CALIFORNIA FUND, TAX-FREE NEW YORK FUND, TAX-FREE MINNESOTA FUND AND TAX-FREE NATIONAL FUND

AVERAGE DAILY NET ASSETS             ANNUAL RATE
------------------------             -----------
First $500 million                      0.55%
Next $4.5 billion                       0.50%
Next $5 billion                         0.48%
Amount Over $10 billion                 0.47%


HIGH YIELD MUNICIPAL BOND FUND(1)

AVERAGE DAILY NET ASSETS             ANNUAL RATE
------------------------             -----------
First $500 million                      0.550%
Next $500 million                       0.500%
Next $4 billion                         0.475%
Next $5 billion                         0.455%
Over $10 billion                        0.445%



(1) Effective June 1, 2007, HIFSCO has voluntarily agreed to waive the management fees until May 31, 2008.

For each fund's fiscal year ended October 31, 2007, the investment management fees paid to HIFSCO, expressed as a percentage of average net assets, were as follows:

                                    MANAGEMENT
FUND                                   FEES
----                                ----------
The Hartford High Yield Municipal
  Bond Fund                            0.54%
The Hartford Tax-Free California
  Fund                                 0.55%
The Hartford Tax-Free Minnesota
  Fund                                 0.72%
The Hartford Tax-Free National
  Fund                                 0.73%
The Hartford Tax-Free New York
  Fund                                 0.55%


A discussion regarding the basis for the Boards of Directors' approval of the investment management and investment sub-advisory agreements of the funds is available in the funds' annual report to shareholders covering the fiscal year ended October 31, 2007.

 PORTFOLIO MANAGERS OF THE FUNDS


The following persons or teams have had primary responsibility for the day-to-day management of each indicated fund's portfolio since the date stated below. The funds' SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the funds.

HIGH YIELD MUNICIPAL BOND FUND Charles Grande, Executive Vice President of Hartford Investment Management, has served as portfolio manager of the fund since its inception. Mr. Grande, an investment professional since 1989, joined Hartford Investment Management in June 1995 and has been involved in credit analysis and portfolio management since that time. Prior to joining Hartford Investment Management, he was senior analyst and deputy group head at Credit Suisse Financial Products Co. and an assistant vice president responsible for municipal credit analysis at MBIA.

Christopher Bade, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since its inception. Mr. Bade joined Hartford Investment Management in 2001 and has been involved in credit analysis and portfolio management since that time. Prior to joining Hartford Investment Management, he was a vice president and municipal credit analyst at MBIA Insurance Corp.

TAX-FREE CALIFORNIA FUND Christopher Bade, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 1, 2007. Mr. Bade joined Hartford Investment Management in 2001 and has been involved in credit analysis and portfolio management since that time. Prior to joining Hartford Investment Management, he was a vice president and municipal credit analyst at MBIA Insurance Corp.


THE HARTFORD MUTUAL FUNDS                                                     35

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

Charles Grande, Executive Vice President of Hartford Investment Management, has served as portfolio manager of the fund since its inception on October 31, 2002. Mr. Grande, an investment professional since 1989, joined Hartford Investment Management in June 1995 and has been involved in credit analysis and portfolio management since that time. Prior to joining Hartford Investment Management, he was senior analyst and Deputy Group Head at Credit Suisse Financial Products Co. and an Assistant Vice President responsible for municipal credit analysis at MBIA Insurance Corp.

TAX-FREE MINNESOTA FUND Christopher Bade, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 1, 2007. Mr. Bade joined Hartford Investment Management in 2001 and has been involved in credit analysis and portfolio management since that time. Prior to joining Hartford Investment Management, he was a vice president and municipal credit analyst at MBIA Insurance Corp.

Charles Grande, Executive Vice President of Hartford Investment Management, has been primarily responsible for the day-to-day management of the fund since April 2, 2001. Mr. Grande, an investment professional since 1989, joined Hartford Investment Management in June 1995 and has been involved in credit analysis and portfolio management since that time. Prior to joining Hartford Investment Management, he was senior analyst and Deputy Group Head at Credit Suisse Financial Products Co. and an Assistant Vice President responsible for municipal credit analysis at MBIA.

TAX-FREE NATIONAL FUND Christopher Bade, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 1, 2007. Mr. Bade joined Hartford Investment Management in 2001 and has been involved in credit analysis and portfolio management since that time. Prior to joining Hartford Investment Management, he was a vice president and municipal credit analyst at MBIA Insurance Corp.

Charles Grande, Executive Vice President of Hartford Investment Management, has been primarily responsible for the day-to-day management of the fund since April 2, 2001. Mr. Grande, an investment professional since 1989, joined Hartford Investment Management in June 1995 and has been involved in credit analysis and portfolio management since that time. Prior to joining Hartford Investment Management, he was senior analyst and Deputy Group Head at Credit Suisse Financial Products Co. and an Assistant Vice President responsible for municipal credit analysis at MBIA.

TAX-FREE NEW YORK FUND Christopher Bade, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 1, 2007. Mr. Bade joined Hartford Investment Management in 2001 and has been involved in credit analysis and portfolio management since that time. Prior to joining Hartford Investment Management, he was a vice president and municipal credit analyst at MBIA Insurance Corp.

Charles Grande, Executive Vice President of Hartford Investment Management, has served as portfolio manager of the fund since its inception on October 31, 2002. Mr. Grande, an investment professional since 1989, joined Hartford Investment Management in June 1995 and has been involved in credit analysis and portfolio management since that time. Prior to joining Hartford Investment Management, he was senior analyst and Deputy Group Head at Credit Suisse Financial Products Co. and an Assistant Vice President responsible for municipal credit analysis at MBIA.


36                                                     THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

 CHOOSING A SHARE CLASS

Each share class has its own cost structure, allowing you to choose the one that best meets your needs. Certain funds also offer Class I, Class L and Class Y shares to certain qualified investors pursuant to separate prospectuses describing those classes. Effective July 1, 2007, Class A shares and Class B shares will no longer be available to employer-sponsored retirement plans unless those plans had included (or were offered) those funds on or before June 30, 2007. This does not apply to individual retirement accounts (SAR-SEP, ROTH, SEP, SIMPLE, Traditional). Your financial representative can help you decide. For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Each class has adopted a Rule 12b-1 plan which allows the class to pay distribution fees for the sale and distribution of its shares and for providing services to shareholders. Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Purchases of Class B shares are subject to a total account value limitation at the time of purchase of $99,999, and purchases of Class C shares are subject to a total account value limitation at the time of purchase of $999,999. If your existing accounts for all share classes held with the Distributor have a total value equal to $99,999 for Class B share purchases or $999,999 for Class C share purchases, you will not be able to purchase Class B or Class C shares, as applicable. For the purpose of determining your total account value, existing accounts for all share classes held with the Distributor that are linked under a LOI or ROA will be included. Dealers and other financial intermediaries purchasing shares for their customers in omnibus accounts are responsible for compliance with these limits.

 CLASS A

- Front-end sales charges, as described under the subheading "How Sales Charges are Calculated".

- Distribution and service (12b-1) fees of 0.25%.(1)

(1) The Rule 12b-1 plan applicable to Class A shares of each fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the Board of Directors of the funds has currently authorized Rule 12b-1 payments of only up to 0.25%.

 CLASS B

- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1.00%.

- A deferred sales charge, as described on the following page.

- Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

 CLASS C

- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1.00%.

- A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

- No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

 DISTRIBUTION ARRANGEMENTS

HIFSCO serves as the principal underwriter for each fund pursuant to Underwriting Agreements initially approved by the Board of Directors of The Hartford Mutual Funds, Inc. and The Hartford

THE HARTFORD MUTUAL FUNDS                                                     37

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

Mutual Funds II, Inc. (each a "Company"). HIFSCO is a registered broker-dealer and member of the Financial Industry Regulatory Authority ("FINRA"). Shares of each fund are continuously offered and sold by selected broker-dealers who have selling agreements with HIFSCO. Such selected broker-dealers may designate and authorize other financial intermediaries to offer and sell shares of each fund. Except as discussed below, HIFSCO bears all the expenses of providing services pursuant to the Underwriting Agreements including the payment of the expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature. HIFSCO is not obligated to sell any specific amount of shares of any fund.

 DISTRIBUTION PLANS

Each Company, on behalf of its respective funds, has adopted a separate distribution plan (the "Plan") for each of the Class A, Class B and Class C shares of each fund pursuant to appropriate resolutions of each Company's Board of Directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable FINRA market conduct rules concerning asset-based sales charges.

CLASS A PLAN Pursuant to the Class A Plan, a fund may compensate HIFSCO for its expenditures in financing any activity primarily intended to result in the sale of fund shares and for maintenance and personal service provided to existing Class A shareholders. The expenses of a fund pursuant to the Class A Plan are accrued on a fiscal year basis and may not exceed, with respect to the Class A shares of each fund, the annual rate of 0.35% of the fund's average daily net assets attributable to Class A shares. However, the Companies' Boards of Directors have currently authorized Rule 12b-1 payments of only up to 0.25% of each fund's average daily net assets attributable to Class A shares. The entire amount of the fee may be used for shareholder servicing expenses with the remainder, if any, used for distribution expenses. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class A Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts.

CLASS B PLAN Pursuant to the Class B Plan, a fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class B shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by a fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class B Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class B Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class B shares.

CLASS C PLAN Pursuant to the Class C Plan, a fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class C shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by a fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order

38                                                     THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------


to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class C Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class C Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class C shares.

GENERAL Distribution fees paid to HIFSCO may be spent on any activities or expenses primarily intended to result in the sale of the applicable Company's shares including: (a) payment of initial and ongoing commissions and other compensation payments to brokers, dealers, financial institutions or others who sell each fund's shares, (b) compensation to employees of HIFSCO, (c) compensation to and expenses, including overhead such as communications and telephone, training, supplies, photocopying and similar types of expenses, of HIFSCO incurred in the printing and mailing or other dissemination of all prospectuses and statements of additional information, (d) the costs of preparation, printing and mailing of reports used for sales literature and related expenses, i.e., advertisements and sales literature, and (e) other distribution-related expenses and for the provision of personal service and/or the maintenance of shareholder accounts. These Plans are considered compensation type plans which means that the funds pay HIFSCO the entire fee regardless of HIFSCO's expenditures. Even if HIFSCO's actual expenditures exceed the fee payable to HIFSCO at any given time, the funds will not be obligated to pay more than that fee.

The Plans were adopted by a majority vote of the Board of Directors of the applicable Company, including at least a majority of directors who are not interested persons of the applicable funds as defined in the 1940 Act. A Plan may be terminated at any time by vote of the majority of the directors of the applicable board who are not interested persons of the funds. A Plan will automatically terminate in the event of its assignment.
 HOW SALES CHARGES ARE CALCULATED

CLASS A sales charges and commissions paid to dealers for the funds are listed below. The offering price includes the front-end sales load.


                                                  DEALER
                       AS A % OF    AS A %     COMMISSION AS
                        OFFERING    OF NET     PERCENTAGE OF
 YOUR INVESTMENT         PRICE    INVESTMENT  OFFERING PRICE
Less than $50,000         4.50%      4.71%         3.75%
$ 50,000 -- $ 99,999      4.00%      4.17%         3.50%
$100,000 -- $249,999      3.50%      3.63%         3.00%
$250,000 -- $499,999      2.50%      2.56%         2.00%
$500,000 -- $999,999      2.00%      2.04%         1.75%
$1 million or more(1)        0%         0%            0%


(1) Investments of $1 million or more in Class A shares may be made with no front-end sales charge. However, there is a contingent deferred sales charge
    (CDSC) of 1% on any shares sold within 18 months of purchase. For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold and is not charged on shares you acquired by reinvesting your dividends and capital gains distributions. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

The distributor may pay up to the entire amount of the sales commission to particular broker-dealers. The distributor may pay dealers of record commissions on purchases over $1 million an amount of up to 1.00% of the first $4 million, plus 0.50% of the next $6 million, plus 0.25% of share purchases over $10 million or of purchases in any amount by adviser-sold donor-advised funds. This commission schedule may also apply to certain sales of Class A shares made to investors which qualify under any of the last four categories listed under "Waivers for Certain Investors".


THE HARTFORD MUTUAL FUNDS                                                     39

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

For purchases made on or before April 30, 2007, the 1% CDSCs indicated above also may be waived where the distributor does not compensate the broker for the sale.

For retirement plans established on or after March 1, 2007, the commission schedule and 1% CDSC will not apply.

CLASS B shares are offered at their net asset value per share, without a front-end sales charge. However, you may be charged a contingent deferred sales charge
(CDSC) on shares you sell within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends and capital gains distributions. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

 YEARS AFTER
 PURCHASE                                CDSC
1st year                                5.00%
2nd year                                4.00%
3rd year                                3.00%
4th year                                3.00%
5th year                                2.00%
6th year                                1.00%
After 6 years                            None


CLASS C sales charges are listed below. There is no CDSC on shares acquired through reinvestment of dividends and capital gains distributions. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. A front-end sales charge is not assessed on Class C shares:

 YEARS AFTER
 PURCHASE                                CDSC
1st year                                1.00%
After 1 year                             None


For purposes of Class B and Class C CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month. To determine whether a CDSC applies, a fund redeems shares in the following order:
(1) shares representing an increase over the original purchase cost, (2) shares acquired through reinvestment of dividends and capital gains distributions, (3) Class B shares held for over 6 years or Class C shares held over 1 year, and (4) Class B shares held the longest during the six-year period.

When requesting a redemption the specified dollar amount will be redeemed from your account plus any applicable CDSC. If you do not want any additional amount withdrawn from your account please indicate that the applicable CDSC should be withdrawn from the total distribution amount requested.

Proceeds from the CDSC are paid to the distributor and are used in whole or in part by the distributor to defray its expenses related to providing distribution-related services to the funds in connection with the sale of the Class A, Class B and Class C shares, such as the payment of compensation to select selling brokers for selling these classes of shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the funds to sell the Class B and Class C shares without a front-end sales charge being deducted, and to sell Class A shares with a 3.00%, 4.50% or 5.50% maximum sales charge, as applicable, at the time of the purchase.

Although the funds do not charge a transaction fee, you may be charged a fee by brokers or financial intermediaries for the purchase or sale of the funds' shares through that broker or financial intermediary. This transaction fee is separate from any sales charge that the fund may apply.

 SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGES There are several ways you can combine multiple purchases of Class A shares of the funds to take advantage of the breakpoints in the sales charge schedule. Please note that you or your broker must notify Hartford Administrative Services Company

40                                                     THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

("HASCO"), the funds' transfer agent, that you are eligible for these breakpoints every time you have a qualifying transaction.

- ACCUMULATION PRIVILEGE -- lets you add the value of any shares of the funds you or members of your family already own to the amount of your next Class A and Class L investment for purposes of calculating the sales charge. Each fund offers to all qualifying investors rights of accumulation under which investors are permitted to purchase Class A and Class L shares of any fund of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and SMART529 Accounts at the price applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the then-current net asset value of the purchaser's holdings of all shares of any funds of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and SMART529 Accounts. For purposes of the rights of accumulation program, the purchaser may include all shares owned by family members. For Class A shares, the definition of family member varies depending upon when the purchaser opened the account. For accounts opened on or after August 16, 2004, a family member is the owner's spouse (or legal equivalent recognized under state law) and any children under 21. For accounts opened before August 16, 2004 for Class A shares and for all Class L shares, a family member is an owner's spouse (or legal equivalent recognized under state law), parent, grandparent, child, grandchild, brother, sister, step-family members and in-laws. As of August 16, 2004, account values invested in fixed annuity, variable annuity and variable life insurance products will no longer be considered towards the accumulation privilege for Class A, and Class L shares. Participants in retirement plans receive breakpoints at the plan level. Acceptance of the purchase order is subject to confirmation of qualification. The rights of accumulation may be amended or terminated at any time as to subsequent purchases.

- LETTER OF INTENT -- lets you purchase Class A and Class L shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. Any person may qualify for a reduced sales charge on purchases of Class A and Class L shares made within a thirteen-month period pursuant to a Letter of Intent ("LOI"). Class A and Class L shares acquired through the reinvestment of distributions do not constitute purchases for purposes of the LOI. A Class A or Class L shareholder may include, as an accumulation credit towards the completion of such LOI, the value of all shares of all funds of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and SMART529 Accounts owned by the shareholder as described above under "Accumulation Privilege." Such value is determined based on the public offering price on the date of the LOI. During the term of a LOI, HASCO will hold shares in escrow to secure payment of the higher sales charge applicable for shares actually purchased if the indicated amount on the LOI is not purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated on the LOI has been purchased. A LOI does not obligate the investor to buy or the fund to sell the indicated amount of the LOI. If a Class A or Class L shareholder exceeds the specified amount of the LOI and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of the expiration of the LOI. The resulting difference in offering price will purchase additional Class A or Class L shares for the shareholder's account at the applicable offering price. If the specified amount of the LOI is not purchased, the shareholder shall remit to HASCO an amount equal to the difference between the sales charge paid and the sales charge that would have been paid had the aggregate purchases been made at a single time. If the Class A or Class L shareholder does not within twenty days after a written request by HASCO pay such difference in sales charge,

THE HARTFORD MUTUAL FUNDS                                                     41

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------


   HASCO will redeem an appropriate number of escrowed shares in order to realize such difference. Purchases based on a LOI may include holdings as described above under "Accumulation Privilege." Additional information about the terms of the LOI is available from your registered representative or from HASCO at 1-888-843-7824.

CDSC WAIVERS As long as the transfer agent is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

- to make Systematic Withdrawal Plan payments that are limited annually to no more than 12% of the value of the account at the time the plan is initiated,

- because of shareholder death or disability,

- under reorganization, liquidation, merger or acquisition transactions involving other investment companies,

- for retirement plans under the following circumstances:

     (1) to return excess contributions,

     (2) hardship withdrawals as defined in the plans,

     (3) under a Qualified Domestic Relations Order as defined in the Internal Revenue Code,

     (4) to meet minimum distribution requirements under the Internal Revenue Code,

     (5) to make "substantially equal payments" as described in Section 72(t) of the Internal Revenue Code,

     (6) after separation from service for employer sponsored retirement plans, and

     (7) For Class C shares, the CDSC may be waived for withdrawals made pursuant to loans, as defined by the plan's administrator at the time of withdrawal, taken from qualified retirement plans, such as 401 (k) plans, profit-sharing and money purchase pension plans and defined benefit plans (excluding individual retirement accounts, such as Traditional, Roth, SEP or SIMPLE).

REINSTATEMENT PRIVILEGE If you sell shares of a fund, you may reinvest some or all of the proceeds in the same share class of any fund within 180 days without a sales charge, as long as the transfer agent is notified before you invest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

WAIVERS FOR CERTAIN INVESTORS Class A shares may be offered without front-end sales charges to the following individuals and institutions:

- selling broker dealers and their employees and sales representatives (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section),

- financial representatives utilizing fund shares in fee-based investment products under a signed agreement with the funds,

- present or former officers, directors and employees (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section) of the funds, The Hartford, the sub-advisers, the transfer agent, and their affiliates,

- welfare benefit plans investing in fund shares through group variable funding agreements issued by Hartford Life Insurance Company,

- participants in certain employer-sponsored retirement plans with at least 100 participants or $500,000 in plan assets, participants in retirement plans investing in fund shares through group variable funding agreements issued by Hartford Life Insurance Company and participants in retirement plans where Hartford Life Insurance Company or an affiliate is the plan administrator, may invest in Class A shares

42                                                     THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------


  without any sales charge, provided they included (or were offered) the fund as an investment option on or before June 30, 2007. Such plans may continue to purchase Class A shares without any sales charge after July 1, 2007. Effective July 1, 2007, only Classes R3, R4, R5 and Y will be offered to employer-sponsored retirement plans that do not already own (or were offered) Class A shares,

- one or more members of a group (and their families, as defined above under the "ACCUMULATION PRIVILEGE" section) of at least 100 persons engaged, or previously engaged in a common business, profession, civic or charitable endeavor or other activity (1% CDSC applies if redeemed within 18 months),

- college savings program that is a qualified state tuition program under section 529 of the Internal Revenue Code ("529 Plan"), and

- adviser-sold donor advised funds (a 1.00% CDSC applies if redeemed within eighteen months).

In order to receive the sales charge reductions or waivers, you must notify the transfer agent of the reduction or waiver request when you place your purchase order. The transfer agent may require evidence of your qualification for such reductions or waivers. Additional information about the sales charge reductions or waiver can be obtained from the transfer agent.

The funds make available free of charge, on the funds' website at www.hartfordinvestor.com, information about sales charges and sales charge waivers. The funds' website includes links that facilitate access to this information.

 PAYMENTS TO FINANCIAL INTERMEDIARIES AND OTHER ENTITIES

This section includes additional information about commissions and other payments made by HIFSCO and its affiliates to other entities.

COMMISSIONS AND RULE 12B-1 PAYMENTS HIFSCO and its affiliates make a variety of payments to broker-dealers and financial institutions ("Financial
Intermediaries") that sell shares of the funds. HIFSCO pays commissions and Rule 12b-1 payments to Financial Intermediaries. The SAI includes information regarding commission payments and Rule 12b-1 payments by share class.

As explained in more detail below, HIFSCO and its affiliates make additional payments to Financial Intermediaries and intermediaries that provide subaccounting, administrative and/or shareholder processing services ("Servicing Intermediaries").

Commissions and other payments received by Financial Intermediaries and their affiliates can vary from one investment product to another, and therefore your Financial Intermediary may have a greater incentive to sell certain products, such as funds, rather than other products.

ADDITIONAL COMPENSATION PAYMENTS TO FINANCIAL INTERMEDIARIES HIFSCO and its affiliates make additional compensation payments out of their own assets to Financial Intermediaries to encourage the sale of the funds' shares ("Additional Payments"). These payments, which are in addition to commissions and Rule 12b-1 fees, may create an incentive for your Financial Intermediary to sell and recommend certain investment products, including the funds, over other products for which it may receive less compensation. You may contact your Financial Intermediary if you want information regarding the payments it receives.

Additional Payments to a Financial Intermediary are generally based on the average net assets of the funds attributable to that Financial Intermediary, assets held over one year by customers of that Financial Intermediary, or sales of the fund shares through that Financial Intermediary. Additional Payments may, but are normally not expected to, exceed 0.46% of the average net assets of the funds attributable to a particular Financial Intermediary. For the calendar year ended December 31, 2007, HIFSCO and its affiliates incurred approximately $43.4 million in total Additional Payments to Financial Intermediaries.


THE HARTFORD MUTUAL FUNDS                                                     43

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

Additional Payments may be used for various purposes and take various forms, such as:

- Payments for placement of funds on a Financial Intermediary's list of mutual funds available for purchase by its customers or for including funds within a group that receives special marketing focus or are placed on a "preferred list";

- "Due diligence" payments for a Financial Intermediary's examination of the funds and payments for providing extra employee training and information relating to the funds;

- "Marketing support fees" for providing assistance in promoting the sale of fund shares;

- Sponsorships of sales contests and promotions where participants receive prizes such as travel awards, merchandise, cash or recognition;

- Provision of educational programs, including information and related support materials;

- Hardware and software; and

- Occasional meals and entertainment, tickets to sporting events, nominal gifts and travel and lodging (subject to applicable rules and regulations).

As of January 1, 2008, HIFSCO has entered into ongoing contractual arrangements to make Additional Payments to the Financial Intermediaries listed below. HIFSCO may enter into ongoing contractual arrangement with other Financial Intermediaries. Financial Intermediaries that received Additional Payments in 2007 for items such as sponsorship of meetings, education seminars and travel and entertainment, but do not have an ongoing contractual relationship, are listed in the SAI. A.G. Edwards & Sons, Inc., AIG Advisors Group, Inc., (Advantage Capital Corp., AIG Financial Advisors, American General, FSC Securities Corp., Royal Alliance Associates, Inc.), Banc West Investment Services, Cadaret Grant & Co., Inc., CCO Investment Services Corp., Charles Schwab & Co., Inc., Citigroup Global Markets, Inc., Comerica Securities, Commonwealth Financial Network, Compass Brokerage Inc., Crown Capital Securities, LP, Cuna Brokerage Services, CUSO Financial Services, L.P., Edward
D. Jones & Co., FFP Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, Inc., Frost Brokerage Services, Inc., H. Beck, Inc., Hilliard Lyons, Huntington Investment Co., IFMG Securities, Inc., ING Advisor Network (Financial Network Investment Corporation, Inc., ING Financial Partners, Inc., Multi-Financial Securities Corporation, Inc., PrimeVest Financial Services, Inc.), Investment Professionals, Inc., Janney Montgomery Scott, Jefferson Pilot Securities Corp, LaSalle Financial Services, Lincoln Financial Advisors Group, LPL Financial Corp., M&T Securities Inc., Merrill Lynch Pierce Fenner & Smith, Morgan Keegan & Company, Inc., Morgan Stanley DW Inc., NatCity Investments Inc., National Planning Holdings, Inc. (Invest Financial Corporation, Investment Centers of America, National Planning Corporation, SII Investments Inc.), Newbridge Securities, NEXT Financial Group, Inc., Oppenheimer & Co, Inc., Prime Capital Services, Inc., Raymond James & Associates Inc., Raymond James Financial Services (IM&R), RBC Dain Rauscher, RDM Investment Services, Robert W. Baird, Securities America, Inc., Sorrento Pacific Financial, Stifel, Nicolaus & Company, Inc., Summit Brokerage Services, Suntrust Investment Services, Triad Advisors, Inc., UBS Financial Services Inc., U.S. Bancorp Investments Inc., Uvest Financial Services Group, Inc., Wachovia Securities, LLC, Wells Fargo Investments, WM Financial Services, Inc., and Woodbury Financial Services, Inc. (an indirect wholly-owned subsidiary of The Hartford).

SERVICING COMPENSATION TO SERVICING INTERMEDIARIES HIFSCO or its affiliates pay Servicing Intermediaries compensation for subaccounting, administrative and/or shareholder processing services ("Servicing Payments"). Servicing Payments may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one investment product, such as the funds, over other products for which it may receive a lower payment. You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.


44                                                     THE HARTFORD MUTUAL FUNDS

                                                              ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

Servicing Payments are generally based on average net assets of the funds attributable to the Servicing Intermediary. With certain limited exceptions, Servicing Payments are not expected to exceed 0.20% of the average net assets of the funds attributable to a particular Servicing Intermediary. For the year ended December 31, 2007, HIFSCO incurred approximately $440,000 in total Servicing Payments to Servicing Intermediaries and incurred Servicing Payments did not exceed $410,000 for any Servicing Intermediary.

Servicing Payments are also paid to certain Servicing Intermediaries by HASCO out of the transfer agency fees it receives from the Funds. Although some arrangements are based on average net assets attributable to the Servicing Intermediary, Servicing Intermediaries are generally paid a per account fee ranging to no more than $16 per account.

As of January 1, 2008, HIFSCO has entered into arrangements to pay Servicing Compensation to: The 401(k) Company; ACS HR Solutions, LLC; ADP Broker Dealer, Inc., American Century Investment Management, Inc.; AmeriMutual Funds Distributor, Inc.; Ameriprise Financial Services, Inc.; Benefit Plans Administrative Services, LLC; BenefitStreet, Inc.; Charles Schwab and Co., Inc.; CitiStreet, LLC; CPI Qualified Plan Consultants, Inc.; Diversified Investment Advisors, Inc.; Expert Plan, Inc.; Fidelity Investments Institutional Operations Company, Inc. & Fidelity Investments Institutional Services Company, Inc. ("Fidelity"); Fiserv Trust Company; Gold Trust Company; GWFS Equities, Inc.; Invesmart, Inc. & Invesmart Securities, LLC; International Clearing Trust Company; J.P. Morgan Retirement Plan Services, LLC; Lincoln Retirement Services Company, LLC & AMG Service Corp; Merrill Lynch Pierce Fenner & Smith Incorporated; Mercer HR Services, LLC; Mid Atlantic Capital Corporation; MSCS Financial Services, LLC; Nationwide Financial Services, Inc.; Newport Retirement Services, Inc.; Reliance Trust Company; Standard Retirement Services, Inc.; StanCorp Equities, Inc.; T. Rowe Price Retirement Plan Services, Inc. & T. Rowe Price Investment Services, Inc.; The Retirement Plan Company, LLC; The Vanguard Group; Upromise Investments, Inc; Wells Fargo Bank, N.A.; and Wilmington Trust Company. HIFSCO may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

As of January 1, 2008, Servicing Intermediaries paid by HASCO are: ADP Broker-Dealer, Inc.; A.G. Edwards; Alerus Financial; American Stock Transfer and Trust Company; CPI Qualified Plan Consultants, Inc; Expert Plan, Inc.; Gem Group L.P.; Hand Benefits & Trust, Inc.; Hewitt Associates LLC; Legette Actuaries, Inc.; Mid Atlantic Capital Corporation; MSCS Financial Services, LLC; The Newport Group.; Prudential Investment Management Services LLC & Prudential Investments LLC; QBC, Inc.; Reliance Trust company and SunGard Institutional Brokerage Inc. Other Servicing Intermediaries may be paid by HASCO in the future.

 OPENING AN ACCOUNT

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens a new account. What this means for you: When you open a new account, you will be asked to provide your name, residential address, date of birth, social security number and other information that identifies you. You may also be asked to show your driver's license or other identifying documents.

For non-persons wishing to open an account or establish a relationship, Federal law requires us to obtain, verify and record information that identifies each business or entity. What this means for you: when you open an account or establish a relationship, we will ask for your business name, a street address and a tax identification number, that Federal law requires us to obtain. We appreciate your cooperation.


THE HARTFORD MUTUAL FUNDS                                                     45

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

If a fund is not able to adequately identify you within the time frames set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption. You may also incur any applicable sales charge.

NOTE FOR RETIREMENT PLAN PARTICIPANTS AND INVESTORS WHOSE SHARES ARE HELD BY FINANCIAL REPRESENTATIVES: If you hold your shares through a retirement plan or if your shares are held with a financial representative you will need to make transactions through the retirement plan administrator or your financial representative. Some of the services and programs described in this prospectus may not be available or may differ in such circumstances. In addition, some of the funds offered in this prospectus may not be available in your retirement plan. You should check with your retirement plan administrator or financial representative for further details.

1. Read this prospectus carefully.

2. Determine how much you want to invest. The minimum initial investment for each fund is as follows:

  -  non-retirement accounts: $1,000 per fund.

  -  retirement accounts: $1,000 per fund.

  - Automatic Investment Plans: $50 to open; you must invest at least $50 per month in each fund.

  -  subsequent investments: $50 per fund.

  -  529 Plans: Not subject to minimums.

Minimum investment amounts may be waived for certain retirement accounts and present or former officers, directors and employees and their families of The Hartford, Wellington Management Company, LLP and their affiliates, as well as for certain broker sponsored wrap-fee programs or at the transfer agents discretion.

3. Complete the appropriate parts of the account application including any privileges desired. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later. If you have questions and you hold the shares through a financial representative or retirement plan, please contact your financial representative or plan administrator. If you hold the shares directly with the fund, please call the transfer agent at the number shown below.

4. Make your initial investment selection. You or your financial representative can initiate any purchase, exchange or sale of shares.



                  ADDRESS:                                  PHONE NUMBER:
         THE HARTFORD MUTUAL FUNDS                    1-888-THE-STAG (843-7824)
               P.O. BOX 9140                 OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
         MINNEAPOLIS, MN 55480-9140                              PLAN
                                                  ADMINISTRATOR FOR INSTRUCTIONS AND
                                                             ASSISTANCE.




46                                                     THE HARTFORD MUTUAL FUNDS

 BUYING SHARES


ON THE WEB

  (WIRE        TO ACCESS YOUR ACCOUNT(S)
  GRAPHIC)
               - Visit www.hartfordinvestor.com

               - Log in by selecting Hartford Mutual Funds from the login section, enter your User Name and password, and select Login. First time users will need to create a user name and password by selecting the "Create User Name" link.

               TO PURCHASE MUTUAL FUND SHARES DIRECTLY FROM YOUR BANK ACCOUNT

               - To purchase shares directly from your bank account, you must first add your banking information online, by selecting the Add Bank
                 Instructions function.
               - Once bank instructions have been established, click on "View
                 Account Detail" for the appropriate account. Select "Purchase
                 Shares" from the "Select Action" menu, next to the fund you want to purchase into.
               - Follow the instructions on the Purchase Shares Request pages to complete and submit the request.

               TO PURCHASE SHARES VIA AN EXCHANGE FROM AN EXISTING HARTFORD MUTUAL
               FUND

               - Click on "View Account Detail" for the appropriate account. Select
                 "Exchange Shares" from the "Select Action" menu, next to the fund you want to exchange from.
               - Follow the instructions on the Exchange Shares Request pages to complete and submit the request.
               Note: The minimum amount when exchanging into a new fund is $1,000 per fund.

ON THE PHONE

  (PHONE       TO PURCHASE MUTUAL FUND SHARES DIRECTLY FROM YOUR BANK ACCOUNT
  GRAPHIC)
               - Verify that your bank/credit union is a member of the Automated
                 Clearing House (ACH) system.
               - To place your order with a representative, call the transfer agent at the number below between 8 A.M. and 7 P.M. Eastern Time
                 (between 7 A.M. and 6 P.M. Central Time) Monday through Thursday and between 9:15 A.M. and 6 P.M. Eastern Time (between 8:15 A.M.
                 and 5 P.M. Central Time) on Friday.
               - Complete transaction instructions on a specific account must be received in good order and confirmed by The Hartford Mutual Funds prior to 4 P.M. Eastern Time (3 P.M. Central Time) or the close of the NYSE, whichever comes first. Any transaction on an account received after the close of the NYSE will receive the next business day's offering price.
               - Tell The Hartford the fund name, your share class, account and the name(s) in which the account is registered and the amount of your investment.

               TO PURCHASE MUTUAL FUND SHARES VIA AN EXCHANGE FROM AN EXISTING
               HARTFORD MUTUAL FUND

               - Call your financial representative, plan administrator, or the transfer agent, at the number below to request an exchange.
               Note: The minimum amount when exchanging into a new fund is $1,000 per fund.







                  ADDRESS:                                  PHONE NUMBER:
         THE HARTFORD MUTUAL FUNDS                    1-888-THE-STAG (843-7824)
               P.O. BOX 64387                OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
          ST. PAUL, MN 55164-0387                                PLAN
                                                  ADMINISTRATOR FOR INSTRUCTIONS AND
                                                             ASSISTANCE.




THE HARTFORD MUTUAL FUNDS                                                     47

 BUYING SHARES



IN WRITING:
  WITH CHECK

  (CHECK       - Make out a check for the investment amount, payable to "The
  GRAPHIC)       Hartford Mutual Funds."
               - Complete the detachable investment slip from an account statement, or write a note specifying the fund name and share class, account number and the name(s) in which the account is registered.
               - Deliver the check and your investment slip, or note, to the address listed below.

                    The Hartford Mutual Funds
                    P.O. Box 9140
                    Minneapolis, MN 55480-9140

BY EXCHANGE


  (ARROW       - Write a letter of instruction indicating the fund names, share
  GRAPHIC)       class, account number, the name(s) in which the accounts are registered, and your signature.
               - Deliver these instructions to your financial representative or plan administrator, or mail to the address listed below.
                    The Hartford Mutual Funds
                    P.O. Box 64387
                    St. Paul, MN 55164-0387
               Note: The minimum amount when exchanging into a new fund is $1,000 per fund.

BY WIRE


  (WIRE        - Instruct your bank to wire the amount of your investment to:
  GRAPHIC)          US Bank National Association
                    9633 Lyndale Ave S
                    Bloomington, MN 55420-4270
                    ABA #091000022,
                    credit account no: 1-702-2514-1341
                    The Hartford Mutual Funds Purchase Account
                    For further credit to: (Your name)
                    Hartford Mutual Funds Account Number:
                    (Your account number)
               Specify the fund name, share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.







                  ADDRESS:                                  PHONE NUMBER:
         THE HARTFORD MUTUAL FUNDS                    1-888-THE-STAG (843-7824)
               P.O. BOX 64387                OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR
          ST. PAUL, MN 55164-0387                                PLAN
                                                  ADMINISTRATOR FOR INSTRUCTIONS AND
                                                             ASSISTANCE.




48                                                     THE HARTFORD MUTUAL FUNDS

 SELLING SHARES ON THE WEB


TO ACCESS YOUR ACCOUNTS
               - Visit www.hartfordinvestor.com
  (CHECK       - Select Mutual Funds on the menu bar
  GRAPHIC)     - Log in by selecting Hartford Mutual Funds from the login section, enter your User Name and password, and select Login. First time users will need to create a user name and password by selecting the "Create User Name" link.
               Note: Because of legal and tax restrictions on withdrawals from retirement accounts, you will not be allowed to enter a
                     redemption request for these types of accounts online.

                 TO REDEEM SHARES DIRECTLY TO YOUR BANK ACCOUNT OR AS A CHECK
                 MAILED TO YOUR ADDRESS OF RECORD

               - Click on "View Account Detail" for the appropriate account. Select
                 "Redeem Shares" from the "Select Action" menu, next to the fund you want to redeem from.
               - To redeem to your bank account, bank instructions must be submitted to the transfer agent in writing. Bank instructions added online are only available for purchases.
               - Follow the instructions on the Redeem Shares Request pages to complete and submit the request.

                 TO REDEEM SHARES AS AN EXCHANGE FROM AN EXISTING HARTFORD MUTUAL
               FUND

               - Click on "View Account Detail" for the appropriate account. Select
                 "Exchange Shares" from the "Select Action" menu, next to the fund you want to exchange from.
               - Follow the instructions on the Exchange Shares Request pages to complete and submit the request.
               Note: The minimum amount when exchanging into a new fund is $1,000 per fund.




                 ADDRESS:                                  PHONE NUMBER:
          THE HARTFORD MUTUAL FUNDS                  1-888-THE-STAG (843-7824)
               P.O. BOX 64387                OR CONTACT YOUR FINANCIAL REPRESENTATIVE
           ST. PAUL, MN 55164-0387                            OR PLAN
                                                ADMINISTRATOR FOR INSTRUCTIONS AND
                                                            ASSISTANCE.




THE HARTFORD MUTUAL FUNDS                                                     49

BY LETTER
           In certain circumstances, you will need to make your request to sell
  [LET-    shares in writing. Requirements for the written requests are shown
  TER      below. A check will be mailed to the name(s) and address in which
  GRAPH-   the account is registered or otherwise according to your letter of
  IC]      instruction. Overnight delivery may be requested for a nominal fee.
           - Write a letter of instruction or complete a power of attorney indicating:
             - Fund name
             - Account number
             - Share class
             - The name(s) in which the account is registered
             - Date of birth
             - Residential address
             - Social Security number
             - Dollar value or the number of shares you wish to sell
           - Include all authorized signatures and any additional documents that may be required (see below).
           - Obtain a Medallion signature guarantee if*:
             - You are requesting payment by check of more than $1,000, to an address of record has changed within the past 30 days
             - You are selling more than $50,000 worth of shares
             - You are requesting payment other than by check mailed to the address of record and payable to the registered owner(s)
           - Mail the materials to the address below or to your plan
             administrator
           * Please note that a notary public CANNOT provide a Medallion signature guarantee. Please check with a representative of your bank or other financial institution about obtaining a Medallion signature guarantee.




                 ADDRESS:                                  PHONE NUMBER:
          THE HARTFORD MUTUAL FUNDS                  1-888-THE-STAG (843-7824)
               P.O. BOX 64387                OR CONTACT YOUR FINANCIAL REPRESENTATIVE
           ST. PAUL, MN 55164-0387                            OR PLAN
                                                ADMINISTRATOR FOR INSTRUCTIONS AND
                                                            ASSISTANCE.




50                                                     THE HARTFORD MUTUAL FUNDS

ADDITIONAL DOCUMENT REQUIREMENTS FOR WRITTEN REQUESTS:

     IRAS (SAR-SEP, ROTH, SEP, SIMPLE, TRADITIONAL)
               - Signatures and titles of all persons authorized to sign for the account, exactly as the account is registered
               - Indicate the amount of income tax withholding to be applied to your distribution.
     OWNERS OF CORPORATE OR ASSOCIATION ACCOUNTS:
               - Corporate resolution, certified within the past twelve months, including signature of authorized signer(s) for the account
     OWNERS OR TRUSTEES OF TRUST ACCOUNTS:
               - Signatures of the trustee(s)
               - Copies of the trust document pages, certified within the past twelve  months, which display the name and date of trust, along with the signature page.
     ADMINISTRATORS, CONSERVATORS, GUARDIANS, AND OTHER SELLERS OR IN SITUATIONS OF
     DIVORCE OR DEATH
               - Call 1-888-843-7824 for instructions
BY PHONE

               - Certain types of accounts may be redeemed by telephone. This is
  (PHONE         limited to non-retirement accounts or IRA plans where the
  GRAPHIC)       shareowner is age 59 1/2 or older. For circumstances in which you need to request to sell shares in writing, see "Selling Shares by
                 Letter."
               - Restricted to sales of up to $50,000 per shareowner any 7-day period.
               - Call the transfer agent to verify that the telephone redemption privilege is in place on an account, or to request the forms to add it to an existing account.
               - To place your order with a representative, call the transfer agent at the number below between 8 A.M. and 7 P.M. Eastern Time
                 (between 7 A.M. and 6 P.M. Central Time) Monday through Thursday and between  9:15 A.M. and 6 P.M. Eastern Time (between 8:15 A.M.
                 and 5 P.M. Central Time) on  Friday.
               - Complete transaction instructions on a specific account must be received in good order and confirmed by The Hartford Mutual Funds prior to 4 P.M. Eastern Time (3 P.M. Central Time) or the close of the NYSE, whichever comes first. Any transaction on an account received after the close of the NYSE will receive the next business day's offering price.
               - For automated service 24 hours a day using your touch-tone phone, call the number below.




BY ELECTRONIC FUNDS TRANSFER (EFT) OR WIRE

               - Fill out the "Bank Account or Credit Union Information" section of
  (WIRE          your new account application or the "Bank or Credit Union
  GRAPHIC)       Information Form" to add bank instructions to your account.
               - EFT transactions may be sent for amounts of $50-$50,000. Funds from EFT transactions are generally available by the third to fifth business day. Your bank may charge a fee for this service.
               - Wire transfers of amounts of $500 or more are available upon request. Generally, the wire will be sent on the next business day. Your bank may charge a fee for this service.

BY EXCHANGE

               - Obtain a current prospectus for the fund into which you are
  (ARROW         exchanging by calling your financial representative or the
  GRAPHIC)       transfer agent at the number below.
               - Call your financial representative or the transfer agent to request an exchange.
               Note: The minimum amount when exchanging into a new fund is $1,000 per fund.

To sell shares through a systematic withdrawal plan, see "Additional Investor
Services" under Transaction Policies.





                 ADDRESS:                                  PHONE NUMBER:
          THE HARTFORD MUTUAL FUNDS                  1-888-THE-STAG (843-7824)
               P.O. BOX 64387                OR CONTACT YOUR FINANCIAL REPRESENTATIVE
           ST. PAUL, MN 55164-0387                            OR PLAN
                                                ADMINISTRATOR FOR INSTRUCTIONS AND
                                                            ASSISTANCE.





THE HARTFORD MUTUAL FUNDS                                                     51

TRANSACTION POLICIES
--------------------------------------------------------------------------------


 VALUATION OF SHARES

The net asset value per share (NAV) is determined for each fund and each class as of the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value for each fund is determined by dividing the value of that fund's net assets attributable to a class of shares by the number of shares outstanding for that class.

The funds generally use market prices in valuing portfolio securities. If market quotations are not readily available or are deemed unreliable, a fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of that fund's Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the exchange on which a portfolio security is principally traded but before the close of the NYSE that is expected to affect the value of the portfolio security. The circumstances in which a fund may use fair value pricing include, among others:
(i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) for thinly traded securities and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of securities principally traded on foreign markets, each fund uses a fair value pricing service approved by that fund's Board, which employs quantitative models to adjust for "stale" prices caused by the movement of other markets and other factors occurring after the close of the foreign exchanges but before the close of the NYSE. Securities that are principally traded on foreign markets may trade on days that are not business days of the funds. Because the NAV of each fund's shares is determined only on business days of the funds, the value of the portfolio securities of a fund that invests in foreign securities may change on days when a shareholder will not be able to purchase or redeem shares of the fund. Fair value pricing is subjective in nature and the use of fair value pricing by the funds may cause the net asset value of their respective shares to differ significantly from the net asset value that would be calculated using prevailing market values. There can be no assurance that any fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which that fund determines its NAV per share.

Debt securities (other than short-term obligations and floating rate loans) held by a fund are valued on the basis of valuations furnished by an unaffiliated pricing service, which determines valuations for normal institutional size trading units of debt securities. Floating rate loans generally trade in over-the-counter markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system in accordance with procedures established by that fund's Board of Directors. Generally, each fund may use fair valuation in regards to debt securities when a fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. Investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.

 BUY AND SELL PRICES

When you buy shares, you pay the NAV plus any applicable sales charges. When you sell shares, you receive the NAV less any applicable sales charges.


52                                                     THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

 EXECUTION OF REQUESTS

Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV calculated after your request is received, if your order is in "good order" (has all required information), by the transfer agent, authorized broker-dealers or their authorized designee, or third-party administrators.

At times of peak activity, it may be difficult to place requests by phone. During these times, visit www.hartfordinvestor.com or consider sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of redemption proceeds for up to three business days or longer, as allowed by federal securities laws.

Requests in "Good Order"

All purchase and redemption requests must be received by the funds in "good order". This means that your request must include:

- Name, date of birth, residential address, and social security number.

- The fund name, share class and account number.

- The amount of the transaction (in dollars or shares).

- Signatures of all owners exactly as registered on the account (for mail requests).

- Medallion signature guarantees (if required).

- Any supporting legal documentation that may be required.

 TELEPHONE TRANSACTIONS

For your protection, telephone requests may be recorded in order to verify their accuracy. Proceeds from telephone transactions may be either mailed to the address of record, or sent electronically to a bank account on file. Also, for your protection, telephone redemptions are limited on accounts whose addresses have changed within the past 30 days.

 EXCHANGES

You may exchange shares of one fund for shares of the same class of any other Hartford Mutual Fund. The registration for both accounts involved must be identical. You may be subject to tax liability or sales charges as a result of your exchange. The funds reserve the right to amend or terminate the exchange privilege at any time, for any reason.

If you own Class I, L, R3, R4, R5 or Y shares of certain funds, please refer to the prospectus for these class share offerings for further information on the exchange privileges available to you.

 FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of fund shares by a fund's shareholder can disrupt the management of the fund, negatively affect the fund's performance, and increase expenses for all fund shareholders. In particular, frequent trading (i) can force a fund's portfolio manager to hold larger cash positions than desired instead of fully investing the funds, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund; and (iv) can trigger taxable gains for other shareholders. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage

THE HARTFORD MUTUAL FUNDS                                                     53

TRANSACTION POLICIES
--------------------------------------------------------------------------------

strategies, can dilute a fund's NAV for long-term shareholders.

If you intend to trade frequently or use market timing investment strategies, you should not purchase the funds.

The Boards of Directors of the funds have adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The funds' policy is to discourage investors from trading in a fund's shares in an excessive manner that would be harmful to long-term investors and to make reasonable efforts to detect and deter excessive trading. The funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the revocation of exchange privileges, the funds may consider an investor's trading history in any of the funds, including the person's trading history in any accounts under a person's common ownership or control.

It is the policy of the funds to permit only two "substantive round trips" by an investor within any single fund within a 90-day period.

A substantive round trip is a purchase of or an exchange into the same fund and a redemption of or an exchange out of the same fund in a dollar amount that the fund's transfer agent determines, in the reasonable exercise of its discretion, could adversely affect the management of the fund. When an additional transaction request for the fund is received within the 90-day period, the requested transaction will be rejected and the person requesting such transaction will be deemed an "Excessive Trader." All exchange and purchase privileges of an Excessive Trader shall be suspended within such fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader will be suspended indefinitely. If an Excessive Trader makes exchanges through a registered representative, in appropriate circumstances the funds' transfer agent may terminate the registered representative's exchange and purchase privileges in the funds. Automatic programs offered by the funds such as dollar cost averaging and dividend diversification are exempt from the policy described above. In addition, the Money Market Fund is excluded from the policy.

The funds' policies for deterring frequent purchases and redemptions of fund shares by a fund shareholder are intended to be applied uniformly to all fund shareholders to the extent practicable. Some financial intermediaries, such as broker-dealers, investment advisors, plan administrators, and third-party transfer agents, however, maintain omnibus accounts in which they aggregate orders of multiple investors and forward the aggregated orders to the funds. Because the funds receive these orders on an aggregated basis and because these omnibus accounts may trade with numerous fund families with differing market timing policies, the funds are limited in their ability to identify or deter Excessive Traders or other abusive traders. The funds' procedures with respect to omnibus accounts are as follows: (1) Where HASCO is provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the daily trade activity of individual shareholders and apply the Policy. (2) Where an intermediary will implement the Policy on behalf of HASCO, HASCO shall obtain an appropriate annual certification from such intermediary. (3) Where an intermediary has established reasonable internal controls and procedures (which may be more or less restrictive then those of the funds) for limiting exchange activity in a manner that serves the purposes of the funds' policy as determined by the Frequent Trading Review Committee (comprised of the funds' Chief Compliance Officer, Chief Legal Officer and a senior business leader of The Hartford), HASCO shall permit such intermediary to apply its procedures in lieu of those of the funds and obtain an appropriate annual certification. Finally,
(4) where none of the foregoing occurs, HASCO shall monitor the accounts at an omnibus level and apply detection tools designed to identify suspicious trading patterns that warrant further review. In such

54                                                     THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------


cases, HASCO shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the Policy. In October 2007, new SEC rules became effective which require funds and intermediaries to enter into written agreements intended to promote transparency in omnibus accounts. As funds and intermediaries implement the requirements of the new rules, it is expected that the funds' will be able to apply its frequent trading policies to omnibus accounts. Nonetheless, the funds' ability to identify and deter frequent purchases and redemptions of a fund's shares through omnibus accounts is limited, and the funds' success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of fund shares in this context depends significantly upon the cooperation of the financial intermediaries.

The use of fair value pricing can serve both to make the funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the funds' shares is determined each day. Frequent trading in fund shares can dilute the value of long-term shareholders' interests in a fund if the fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The funds' pricing procedures, particularly those procedures governing the determination of the "fair value" of securities for which market prices are not readily available (or are unreliable) for foreign securities may serve as a deterrent against harmful excessive trading in fund shares. For additional information concerning the funds' fair value procedures, please refer to "Valuation of Shares."

 CERTIFICATED SHARES

Shares are electronically recorded and therefore share certificates are not issued.

 ACCOUNT CLOSINGS

There may be instances in which it is appropriate for your shares to be redeemed and your account to be closed. For additional information about when your shares may be redeemed and your account closed, please see the SAI under "Account Closings."

 SALES IN ADVANCE OF PURCHASE PAYMENTS

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to 10 calendar days after the purchase.

 SPECIAL REDEMPTIONS

Although it would not normally do so, each fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities. When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable fund during any 90 day period for any one account.

 PAYMENT REQUIREMENTS

All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks and made payable to The Hartford Mutual Funds. You may not purchase shares with a starter or third party check.

If your check does not clear, your purchase will be canceled and you will be liable for any losses or fees that the funds or HIFSCO has incurred.

Certain broker-dealers and financial institutions may enter confirmed purchase orders with the funds on behalf of customers, by phone or other electronic means, with payment to follow within

THE HARTFORD MUTUAL FUNDS                                                     55

TRANSACTION POLICIES
--------------------------------------------------------------------------------


the customary settlement period. If payment is not received by that time, the order will be canceled and the broker-dealer or financial institution will be held liable for the resulting fees or losses.

 DIVIDENDS AND ACCOUNT POLICIES

ACCOUNT STATEMENTS  In general, you will receive account statements as follows:

- after every transaction (except certain automatic payment and redemption arrangements and dividend or distribution reinvestment) that affects your account balances

- after any changes of name or address of the registered owner(s)

- in all other circumstances, every quarter during which there is activity in your account, and at least annually

Every year you will also receive the appropriate tax reporting forms for the type of account you choose and the activity in your account.

If, however, you are a participant in an employer-sponsored retirement plan or you hold your shares in the name of your broker, you will receive statements from your plan administrator or broker pursuant to their policies.

DIVIDENDS AND DISTRIBUTIONS Each fund intends to distribute substantially all of its net investment income and capital gains to shareholders at least once a year. Dividends from net investment income of the funds are declared daily and paid monthly. Dividends are paid on shares beginning on the business day after the day when the funds used to purchase your shares are collected by the transfer agent for funds declaring daily dividends. Unless shareholders specify otherwise, all dividends and distributions received from a fund are automatically reinvested in additional full or fractional shares of that fund.

If you elect to receive monthly dividends in cash, you will only receive a check if the dividend amount exceeds $10. If the dividend is $10 or less, the amount will automatically be reinvested in the same fund. If you would like to receive cash dividends, regardless of the amount, you can establish an electronic funds transfer to your bank. Please call the fund for assistance in establishing electronic funds transfer transactions at 1-888-843-7824.

Each fund that declares dividends daily and distributes dividends monthly seeks to maintain a target rate of distribution for that month. In order to do so, the fund may distribute less or more investment income than it earns on its investments each month. The fund may use accrued undistributed investment income to fulfill distributions made during periods in which the fund distributes more than the fund earns. The target rate of distribution is evaluated regularly and can change at any time. The target rate of distribution is not equivalent to the 30-day SEC yield of the fund.

TAXABILITY OF DIVIDENDS Dividends and distributions you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Distributions from a fund's long-term capital gains are taxable as long-term capital gains, regardless of how long you held your shares. Distributions from short-term capital gains and from ordinary income (other than certain qualified dividend income) are generally taxable as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations. Distributions from certain qualified dividend income generally are taxable to individuals at the same rates that apply to long-term capital gains, if certain holding period and other requirements are met. The lower tax rates on qualified dividend income and long-term capital gains are currently scheduled to expire after 2010.

Some dividends paid in January may be taxable as if they had been paid the previous December.

TAXABILITY OF TRANSACTIONS Unless your shares are held in a qualified retirement account, any time you sell or exchange shares, it is considered a taxable

56                                                     THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------


event for you. You may have a capital gain or a loss on the transaction which will be long-term or short-term, depending upon how long you held your shares. You are responsible for any tax liabilities generated by your transactions. See your tax advisor if you sell shares held for less than six months at loss within 60 days of receiving a long-term capital gain distribution from the fund.

A fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability. Non-resident aliens and other foreign shareholders will generally be subject to U.S. tax withholding on distributions paid to a fund.

A fund may be required to withhold U.S. federal income tax at the rate of 30% of all taxable distributions to you if you are a non-resident alien and you are claiming reduced withholding under a tax treaty and there is no applicable tax treaty, if you have not properly completed and signed the appropriate IRS Form W-8, or you do not provide us with your Individual Taxpayer Identification Number (ITIN). If you are a non-resident alien and you are requesting a reduced tax withholding rate, you must give us your ITIN. You also must complete and send to us the appropriate IRS Form W-8 to certify your foreign status.

TAXES ON DISTRIBUTIONS The funds meet certain federal tax requirements so that distributions of tax-exempt income may be treated as "exempt-interest dividends." These dividends are not subject to regular federal income tax. However, each fund may invest up to 20% of its assets in tax-exempt obligations subject to the Alternative Minimum Tax. Any portion of exempt-interest dividends attributable to interest on these obligations may increase some shareholders' Alternative Minimum Tax. The funds expect that their distributions will consist primarily of exempt-interest dividends. Tax-Free National Fund's exempt-interest dividends may be subject to state or local taxes. Distributions paid from any interest income that is not tax-exempt and from any short-term or long-term capital gains will be taxable whether you reinvest those distributions or receive them in cash.

CALIFORNIA INCOME TAXATION (TAX-FREE CALIFORNIA FUND) Tax-Free California Fund complies with certain state tax requirements so that at least a portion of the dividends it pays are "exempt-interest dividends" as defined under California law. To be qualified to pay exempt-interest dividends under California law, at the close of each quarter of its taxable year, at least 50% percent of the value of the Tax-Free California Fund's total assets must consist of obligations which, when held by an individual, the interest therefore is exempt from taxation by California. Exempt-interest dividends from Tax-Free California Fund may be subject to California taxes imposed on corporations when distributed to shareholders subject to those taxes.

MINNESOTA INCOME TAXATION (TAX-FREE MINNESOTA FUND) Tax-Free Minnesota Fund complies with certain state tax requirements so that dividends it pays that are attributable to interest on Minnesota tax-exempt obligations will be excluded from the Minnesota taxable net income of individuals, estates and trusts. To meet these requirements, at least 95% of the exempt-interest dividends paid by the fund must be derived from interest income on Minnesota tax-exempt obligations. A portion of the fund's dividends may be subject to the Minnesota alternative minimum tax. Exempt interest dividends from Tax-Free Minnesota Fund may be subject to Minnesota taxes imposed on corporations when distributed to shareholders subject to those taxes.

NEW YORK INCOME TAXATION (TAX-FREE NEW YORK FUND) Tax-Free New York Fund complies with certain state tax requirements so that individual shareholders of Tax-Free New York Fund that are residents of New York State will not be subject to New York State income tax on distributions which are derived from interest on obligations exempt from taxation by New York State. To meet those requirements, Tax-Free New York Fund will invest

THE HARTFORD MUTUAL FUNDS                                                     57

TRANSACTION POLICIES
--------------------------------------------------------------------------------


in New York State or municipal bonds. Individual shareholders of Tax-Free New York Fund who are residents of New York City will also be able to exclude such income for New York City personal income tax purposes. Dividends from Tax-Free New York Fund may be subject to New York State and New York City taxes imposed on corporations when distributed to shareholders subject to those taxes.

INFLATION-PROTECTED DEBT SECURITIES (EACH FUND) Periodic adjustments for inflation to the principal amount of an inflation-protected debt security may give rise to original issue discount, which will be includable in a fund's gross income. Due to original issue discount, a fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-protected debt security is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as return of capital.

Distributions from a fund may also be subject to state, local and foreign taxes. You should consult your own tax adviser regarding the particular tax consequences of an investment in a fund.

 ADDITIONAL INVESTOR SERVICES

ELECTRONIC TRANSFERS THROUGH AUTOMATED CLEARING HOUSE ("ACH") allow you to initiate a purchase or redemption for as little as $50 per fund or as much as $50,000 per fund between your bank account and fund account using the ACH network. Sales charges and initial purchase minimums apply.

AUTOMATIC INVESTMENT PLAN (AIP) lets you set up regular investments from your bank account to the fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

- Complete the appropriate parts of your account application, or if this is an IRA account, complete the Mutual Funds Automatic Investment form.

- If you are using AIP to open an account, you must invest a minimum of $50 per month into each fund.

SYSTEMATIC WITHDRAWAL PLAN may be used for routine bill payments or periodic withdrawals from your account. To establish:

- Make sure you have at least $5,000 worth of shares in your account and that the amount per transaction is $50 or more per fund.

- Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

- Specify the Payee(s). The payee may be yourself or any other party and there is no limit to the number of payees you may have. A Medallion signature guarantee is required if the payee is someone other than the registered owner.

- Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

- Fill Out the Relevant Part of the Account Application. To add a systematic withdrawal plan to an existing account, contact your financial representative or the transfer agent.

DOLLAR COST AVERAGING PROGRAMS (DCA) let you set up monthly or quarterly exchanges from one fund to the same class of shares of another fund. To establish:

- Complete the appropriate parts of your account application, or if this is an IRA account, complete the Mutual Fund Dollar Cost Averaging form.

- Be sure that the amount is for $50 or more per fund.


58                                                     THE HARTFORD MUTUAL FUNDS

                                                            TRANSACTION POLICIES
--------------------------------------------------------------------------------

- Be sure that the accounts involved have identical registrations.

AUTOMATIC DIVIDEND DIVERSIFICATION (ADD) lets you automatically reinvest dividends and capital gains distributions paid by one fund into the same class of another fund. To establish:

- Fill out the relevant portion of the account application.

- Be sure that the accounts involved have identical registrations.

RETIREMENT PLANS The Hartford Mutual Funds offer a range of retirement plans, including traditional and Roth IRAs, SIMPLE plans, SEPs and 401(k) plans. Using these plans, you can invest in any fund offered by The Hartford Mutual Funds. Minimum investment amounts may apply. To find out more, call 1-888-843-7824.

DUPLICATE ACCOUNT STATEMENTS You may request copies of annual account summaries by calling 1-888-843-7824. A $20 fee may be charged for account summaries older than the preceding year.

DUPLICATE COPIES OF MATERIALS TO HOUSEHOLDS. Generally the funds will mail only one copy of each prospectus, annual and semi-annual report to shareholders having the same last name and address on the funds' records. The consolidation of these mailings, called householding, benefits the funds through reduced mailing expenses.

If you want to receive multiple copies of these materials, you may call us at 1-888-843-7824. You may also notify us in writing. Individual copies of prospectuses and reports will be sent to you commencing within 30 days after we receive your request to stop householding.


THE HARTFORD MUTUAL FUNDS                                                     59

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

The financial highlights table for each fund is intended to help you understand the fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table for each fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended October 31, 2007, October 31, 2006, October 31, 2005, October 31, 2004 and October 31, 2003 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund's financial statements and financial highlights, is included in the annual report which is available upon request.


60                                                     THE HARTFORD MUTUAL FUNDS

                      (This page intentionally left blank)

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------



                                                               -- SELECTED PER-SHARE DATA(A) --
                             ---------------------------------------------------------------------------------------------------




                                                                   NET
                                                                 REALIZED
                                                                   AND                              DISTRIBUTIONS
                             NET ASSET      NET                 UNREALIZED     TOTAL     DIVIDENDS       FROM
                              VALUE AT  INVESTMENT   PAYMENTS      GAIN        FROM      FROM NET      REALIZED    DISTRIBUTIONS
                             BEGINNING    INCOME    FROM (TO)   (LOSS) ON   INVESTMENT  INVESTMENT     CAPITAL          FROM
                             OF PERIOD    (LOSS)    AFFILIATE  INVESTMENTS  OPERATIONS    INCOME        GAINS         CAPITAL
                             ---------  ----------  ---------  -----------  ----------  ----------  -------------  -------------
THE HARTFORD HIGH YIELD MUNICIPAL BOND FUND
  From (date shares became available to public) May 31, 2007, through October 31, 2007(h)
  Class A..................    $10.00      $0.20       $--        $(0.54)     $(0.34)     $(0.20)       $   --          $--
  Class B..................     10.00       0.17        --         (0.54)      (0.37)      (0.17)           --           --
  Class C..................     10.00       0.17        --         (0.54)      (0.37)      (0.17)           --           --
THE HARTFORD TAX-FREE CALIFORNIA FUND
  For the Year Ended October 31, 2007
  Class A..................     10.55       0.41        --         (0.39)       0.02       (0.41)           --           --
  Class B..................     10.54       0.33        --         (0.39)      (0.06)      (0.33)           --           --
  Class C..................     10.56       0.33        --         (0.39)      (0.06)      (0.33)           --           --
  For the Year Ended October 31, 2006
  Class A..................     10.32       0.38        --          0.24        0.62       (0.38)        (0.01)          --
  Class B..................     10.31       0.30        --          0.24        0.54       (0.30)        (0.01)          --
  Class C..................     10.33       0.30        --          0.24        0.54       (0.30)        (0.01)          --
  For the Year Ended October 31, 2005
  Class A..................     10.32       0.38        --            --        0.38       (0.38)           --           --
  Class B..................     10.31       0.29        --          0.01        0.30       (0.30)           --           --
  Class C..................     10.33       0.29        --          0.01        0.30       (0.30)           --           --
  For the Year Ended October 31, 2004
  Class A..................      9.93       0.38        --          0.41        0.79       (0.40)           --           --
  Class B..................      9.92       0.34        --          0.38        0.72       (0.33)           --           --
  Class C..................      9.93       0.32        --          0.41        0.73       (0.33)           --           --
  From inception October 31, 2002, through October 31, 2003
  Class A..................     10.00       0.37        --         (0.07)       0.30       (0.37)           --           --
  Class B..................     10.00       0.30        --         (0.08)       0.22       (0.30)           --           --
  Class C..................     10.00       0.30        --         (0.07)       0.23       (0.30)           --           --
THE TAX-FREE MINNESOTA FUND
  For the Year Ended October 31, 2007
  Class A..................     10.33       0.41        --         (0.33)       0.08       (0.41)        (0.06)          --
  Class B..................     10.35       0.33        --         (0.32)       0.01       (0.34)        (0.06)          --
  Class C..................     10.37       0.33        --         (0.34)      (0.01)      (0.34)        (0.06)          --
  For the Year Ended October 31, 2006
  Class A..................     10.22       0.41        --          0.13        0.54       (0.41)        (0.02)          --
  Class B..................     10.23       0.33        --          0.14        0.47       (0.33)        (0.02)          --
  Class C..................     10.25       0.33        --          0.14        0.47       (0.33)        (0.02)          --
  For the Year Ended October 31, 2005(g)
  Class A..................     10.44       0.39        --         (0.22)       0.17       (0.39)           --           --
  Class B..................     10.45       0.31        --         (0.21)       0.10       (0.32)           --           --
  Class C..................     10.46       0.32        --         (0.21)       0.11       (0.32)           --           --
  For the Year Ended October 31, 2004
  Class A..................     10.46       0.41        --          0.24        0.65       (0.40)        (0.27)          --
  Class B..................     10.46       0.33        --          0.25        0.58       (0.32)        (0.27)          --
  Class C..................     10.48       0.33        --          0.24        0.57       (0.32)        (0.27)          --
  For the Year Ended October 31, 2003(g)
  Class A..................     10.46       0.38        --          0.05        0.43       (0.38)        (0.05)          --
  Class B..................     10.47       0.31        --          0.04        0.35       (0.31)        (0.05)          --
  Class C..................     10.48       0.31        --          0.05        0.36       (0.31)        (0.05)          --
                               -- SELECTED PER-SHARE DATA(A) --
                             ------------------------------------
                                                NET
                                             INCREASE
                                            (DECREASE)  NET ASSET
                                              IN NET     VALUE AT
                                 TOTAL         ASSET      END OF
                             DISTRIBUTIONS     VALUE      PERIOD
                             -------------  ----------  ---------

THE HARTFORD HIGH YIELD MUNICIPAL BOND FUND
  From (date shares became available to public) May 31, 2007, through October 31, 2007(h)
  Class A..................      $(0.20)      $(0.54)     $ 9.46
  Class B..................       (0.17)       (0.54)       9.46
  Class C..................       (0.17)       (0.54)       9.46
THE HARTFORD TAX-FREE CALIFORNIA FUND
  For the Year Ended October 31, 2007
  Class A..................       (0.41)       (0.39)      10.16
  Class B..................       (0.33)       (0.39)      10.15
  Class C..................       (0.33)       (0.39)      10.17
  For the Year Ended October 31, 2006
  Class A..................       (0.39)        0.23       10.55
  Class B..................       (0.31)        0.23       10.54
  Class C..................       (0.31)        0.23       10.56
  For the Year Ended October 31, 2005
  Class A..................       (0.38)          --       10.32
  Class B..................       (0.30)          --       10.31
  Class C..................       (0.30)          --       10.33
  For the Year Ended October 31, 2004
  Class A..................       (0.40)        0.39       10.32
  Class B..................       (0.33)        0.39       10.31
  Class C..................       (0.33)        0.40       10.33
  From inception October 31, 2002, through October 31, 2003
  Class A..................       (0.37)       (0.07)       9.93
  Class B..................       (0.30)       (0.08)       9.92
  Class C..................       (0.30)       (0.07)       9.93
THE TAX-FREE MINNESOTA FUND
  For the Year Ended October 31, 2007
  Class A..................       (0.47)       (0.39)       9.94
  Class B..................       (0.40)       (0.39)       9.96
  Class C..................       (0.40)       (0.41)       9.96
  For the Year Ended October 31, 2006
  Class A..................       (0.43)        0.11       10.33
  Class B..................       (0.35)        0.12       10.35
  Class C..................       (0.35)        0.12       10.37
  For the Year Ended October 31, 2005(g)
  Class A..................       (0.39)       (0.22)      10.22
  Class B..................       (0.32)       (0.22)      10.23
  Class C..................       (0.32)       (0.21)      10.25
  For the Year Ended October 31, 2004
  Class A..................       (0.67)       (0.02)      10.44
  Class B..................       (0.59)       (0.01)      10.45
  Class C..................       (0.59)       (0.02)      10.46
  For the Year Ended October 31, 2003(g)
  Class A..................       (0.43)          --       10.46
  Class B..................       (0.36)       (0.01)      10.46
  Class C..................       (0.36)          --       10.48




62                                                     THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                    -- RATIOS AND SUPPLEMENTAL DATA --
      ---------------------------------------------------------------------------------------------

                                 RATIO OF        RATIO OF        RATIO OF
                                 EXPENSES        EXPENSES        EXPENSES
                                TO AVERAGE      TO AVERAGE      TO AVERAGE
                                NET ASSETS      NET ASSETS      NET ASSETS
                                  BEFORE           AFTER           AFTER       RATIO OF
                                WAIVERS AND     WAIVERS AND     WAIVERS AND       NET
                  NET ASSETS  REIMBURSEMENTS  REIMBURSEMENTS  REIMBURSEMENTS  INVESTMENT
                    AT END     AND INCLUDING   AND INCLUDING   AND EXCLUDING   INCOME TO  PORTFOLIO
         TOTAL     OF PERIOD     INTEREST        INTEREST        INTEREST       AVERAGE    TURNOVER
      RETURN (B)    (000'S)     EXPENSE (D)     EXPENSE (D)     EXPENSE (D)   NET ASSETS   RATE (C)
      ----------  ----------  --------------  --------------  --------------  ----------  ---------


         (3.41)(f)  46,261         1.03(e)         0.25(e)         0.25(e)       4.83(e)      23
         (3.71)(f)   1,333         1.82(e)         1.00(e)         1.00(e)       4.05(e)      --
         (3.71)(f)  11,236         1.81(e)         1.00(e)         1.00(e)       4.19(e)      --


          0.16      37,646         0.92            0.85            0.85          3.96         35
         (0.58)      1,932         1.70            1.60            1.60          3.20         --
         (0.58)      5,153         1.70            1.60            1.60          3.21         --

          6.13      24,796         0.99            0.90            0.90          3.71          2
          5.34       1,571         1.77            1.65            1.65          2.96         --
          5.33       3,435         1.78            1.65            1.65          2.95         --

          3.69      15,601         1.02            0.90            0.90          3.64         31
          2.92       1,305         1.80            1.65            1.65          2.90         --
          2.91       1,937         1.80            1.65            1.65          2.90         --

          8.15      14,846         1.03            0.95            0.95          3.85         41
          7.40       1,017         1.84            1.65            1.65          3.12         --
          7.49       1,448         1.85            1.65            1.65          3.06         --

          3.06(f)   10,799         1.57(e)         0.95(e)         0.95(e)       3.73(e)      64
          2.23(f)    1,827         2.32(e)         1.65(e)         1.65(e)       3.07(e)      --
          2.34(f)    1,230         2.18(e)         1.65(e)         1.65(e)       3.02(e)      --


          0.80       9,923         1.19            0.85            0.85          4.06         18
          0.05         759         1.96            1.60            1.60          3.30         --
         (0.09)        561         1.92            1.60            1.60          3.32         --

          5.35       6,846         1.23            0.85            0.85          3.97         16
          4.65         804         1.98            1.57            1.57          3.25         --
          4.65         411         1.96            1.57            1.57          3.25         --

          1.66       5,547         1.26            0.85            0.85          3.76         10
          0.91         814         2.02            1.60            1.60          3.01         --
          1.01         418         2.03            1.60            1.60          3.02         --

          6.37       4,286         1.27            0.98            0.98          3.87         13
          5.71         645         1.99            1.68            1.68          3.16         --
          5.60         321         1.98            1.69            1.69          3.15         --

          4.23       3,242         1.50            1.15            1.15          3.58         17
          3.42         532         2.21            1.85            1.85          2.88         --
          3.51         414         2.09            1.85            1.85          2.88         --




THE HARTFORD MUTUAL FUNDS                                                     63

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                               -- SELECTED PER-SHARE DATA(A) --
                             ---------------------------------------------------------------------------------------------------




                                                                   NET
                                                                 REALIZED
                                                                   AND                              DISTRIBUTIONS
                             NET ASSET      NET                 UNREALIZED     TOTAL     DIVIDENDS       FROM
                              VALUE AT  INVESTMENT   PAYMENTS      GAIN        FROM      FROM NET      REALIZED    DISTRIBUTIONS
                             BEGINNING    INCOME    FROM (TO)   (LOSS) ON   INVESTMENT  INVESTMENT     CAPITAL          FROM
                             OF PERIOD    (LOSS)    AFFILIATE  INVESTMENTS  OPERATIONS    INCOME        GAINS         CAPITAL
                             ---------  ----------  ---------  -----------  ----------  ----------  -------------  -------------
THE HARTFORD TAX-FREE NATIONAL FUND
  For the Year Ended October 31, 2007
  Class A..................    $11.34      $0.47       $--        $(0.44)     $ 0.03      $(0.46)       $(0.03)         $--
  Class B..................     11.26       0.38        --         (0.43)      (0.05)      (0.38)        (0.03)          --
  Class C..................     11.29       0.38        --         (0.43)      (0.05)      (0.38)        (0.03)          --
  For the Year Ended October 31, 2006
  Class A..................     11.13       0.45        --          0.29        0.74       (0.45)        (0.08)          --
  Class B..................     11.06       0.37        --          0.28        0.65       (0.37)        (0.08)          --
  Class C..................     11.09       0.37        --          0.28        0.65       (0.37)        (0.08)          --
  For the Year Ended October 31, 2005(h)
  Class A..................     11.22       0.43        --         (0.09)       0.34       (0.43)           --           --
  Class B..................     11.15       0.35        --         (0.09)       0.26       (0.35)           --           --
  Class C..................     11.18       0.35        --         (0.09)       0.26       (0.35)           --           --
  For the Year Ended October 31, 2004
  Class A..................     11.07       0.45        --          0.32        0.77       (0.45)        (0.17)          --
  Class B..................     11.00       0.37        --          0.32        0.69       (0.37)        (0.17)          --
  Class C..................     11.02       0.37        --          0.33        0.70       (0.37)        (0.17)          --
  For the Year Ended October 31, 2003
  Class A..................     11.28       0.41        --          0.04        0.45       (0.41)        (0.25)          --
  Class B..................     11.21       0.33        --          0.04        0.37       (0.33)        (0.25)          --
  Class C..................     11.23       0.33        --          0.04        0.37       (0.33)        (0.25)          --
                               -- SELECTED PER-SHARE DATA(A) --
                             ------------------------------------
                                                NET
                                             INCREASE
                                            (DECREASE)  NET ASSET
                                              IN NET     VALUE AT
                                 TOTAL         ASSET      END OF
                             DISTRIBUTIONS     VALUE      PERIOD
                             -------------  ----------  ---------

THE HARTFORD TAX-FREE NATIONAL FUND
  For the Year Ended October 31, 2007
  Class A..................      $(0.49)      $(0.46)     $10.88
  Class B..................       (0.41)       (0.46)      10.80
  Class C..................       (0.41)       (0.46)      10.83
  For the Year Ended October 31, 2006
  Class A..................       (0.53)        0.21       11.34
  Class B..................       (0.45)        0.20       11.26
  Class C..................       (0.45)        0.20       11.29
  For the Year Ended October 31, 2005(h)
  Class A..................       (0.43)       (0.09)      11.13
  Class B..................       (0.35)       (0.09)      11.06
  Class C..................       (0.35)       (0.09)      11.09
  For the Year Ended October 31, 2004
  Class A..................       (0.62)        0.15       11.22
  Class B..................       (0.54)        0.15       11.15
  Class C..................       (0.54)        0.16       11.18
  For the Year Ended October 31, 2003
  Class A..................       (0.66)       (0.21)      11.07
  Class B..................       (0.58)       (0.21)      11.00
  Class C..................       (0.58)       (0.21)      11.02




64                                                     THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                     -- RATIOS AND SUPPLEMENTAL DATA --
      -----------------------------------------------------------------------------------------------

                                   RATIO OF        RATIO OF        RATIO OF
                                   EXPENSES        EXPENSES        EXPENSES
                                  TO AVERAGE      TO AVERAGE      TO AVERAGE
                                  NET ASSETS      NET ASSETS      NET ASSETS
                                    BEFORE           AFTER           AFTER       RATIO OF
                                  WAIVERS AND     WAIVERS AND     WAIVERS AND       NET
                    NET ASSETS  REIMBURSEMENTS  REIMBURSEMENTS  REIMBURSEMENTS  INVESTMENT
                      AT END     AND INCLUDING   AND INCLUDING   AND EXCLUDING   INCOME TO  PORTFOLIO
         TOTAL       OF PERIOD     INTEREST        INTEREST        INTEREST       AVERAGE    TURNOVER
      RETURN (B)      (000'S)     EXPENSE (D)     EXPENSE (D)     EXPENSE (D)   NET ASSETS   RATE (C)
      ----------    ----------  --------------  --------------  --------------  ----------  ---------


          0.30%      $115,459        1.15%           0.85%           0.85%         4.20%        43%
         (0.45)         6,839        1.95            1.60            1.60          3.43         --
         (0.45)        22,467        1.90            1.60            1.60          3.45         --

          6.82         71,876        1.22            1.00            1.00          4.06         14
          5.97          6,746        2.00            1.75            1.75          3.31         --
          5.95         12,889        1.97            1.75            1.75          3.31         --

          3.10         46,163        1.26            1.00            1.00          3.88         22
          2.36          6,889        2.03            1.75            1.75          3.13         --
          2.35          8,496        1.99            1.75            1.75          3.13         --

          7.10         35,210        1.30            1.08            1.08          4.04         18
          6.39          6,236        2.01            1.78            1.78          3.32         --
          6.47          8,357        1.98            1.78            1.78          3.33         --

          4.18         21,457        1.61            1.15            1.15          3.75         35
          3.43          6,598        2.33            1.85            1.85          3.05         --
          3.42          7,588        2.21            1.85            1.85          3.06         --




THE HARTFORD MUTUAL FUNDS                                                     65

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                               -- SELECTED PER-SHARE DATA(A) --
                             ---------------------------------------------------------------------------------------------------




                                                                   NET
                                                                 REALIZED
                                                                   AND                              DISTRIBUTIONS
                             NET ASSET      NET                 UNREALIZED     TOTAL     DIVIDENDS       FROM
                              VALUE AT  INVESTMENT   PAYMENTS      GAIN        FROM      FROM NET      REALIZED    DISTRIBUTIONS
                             BEGINNING    INCOME    FROM (TO)   (LOSS) ON   INVESTMENT  INVESTMENT     CAPITAL          FROM
                             OF PERIOD    (LOSS)    AFFILIATE  INVESTMENTS  OPERATIONS    INCOME        GAINS         CAPITAL
                             ---------  ----------  ---------  -----------  ----------  ----------  -------------  -------------
THE HARTFORD TAX-FREE NEW YORK FUND
  For the Year Ended October 31, 2007
  Class A..................    $10.53      $0.40       $--        $(0.33)     $ 0.07      $(0.40)       $(0.06)         $--
  Class B..................     10.53       0.32        --         (0.33)      (0.01)      (0.32)        (0.06)          --
  Class C..................     10.53       0.32        --         (0.33)      (0.01)      (0.32)        (0.06)          --
  For the Year Ended October 31, 2006
  Class A..................     10.32       0.39        --          0.23        0.62       (0.39)        (0.02)          --
  Class B..................     10.32       0.31        --          0.24        0.55       (0.32)        (0.02)          --
  Class C..................     10.32       0.32        --          0.23        0.55       (0.32)        (0.02)          --
  For the Year Ended October 31, 2005
  Class A..................     10.42       0.36        --         (0.08)       0.28       (0.36)        (0.02)          --
  Class B..................     10.42       0.28        --         (0.08)       0.20       (0.28)        (0.02)          --
  Class C..................     10.42       0.28        --         (0.08)       0.20       (0.28)        (0.02)          --
  For the Year Ended October 31, 2004
  Class A..................     10.15       0.37        --          0.37        0.74       (0.39)        (0.08)          --
  Class B..................     10.15       0.30        --          0.37        0.67       (0.32)        (0.08)          --
  Class C..................     10.15       0.30        --          0.37        0.67       (0.32)        (0.08)          --
  From inception October 31, 2002, through October 31, 2003
  Class A..................     10.00       0.34        --          0.16        0.50       (0.35)           --           --
  Class B..................     10.00       0.27        --          0.16        0.43       (0.28)           --           --
  Class C..................     10.00       0.27        --          0.16        0.43       (0.28)           --           --

--------
(a) Information presented relates to a share of capital stock outstanding throughout the indicated period.
(b) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(c) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(d) Ratios do not include fees paid indirectly. (See page 68 for impact on ratios)
(e) Annualized.
(f) Not annualized.
(g) Per share amounts have been calculated using average shares outstanding method.
(h) Information presented below represents the calculation of financial highlights from the commencement of fund.
THE HARTFORD HIGH YIELD MUNICIPAL BOND FUND
  From (commencement of operations) May 1, 2007, through October 31, 2007
  Class A..................     10.00       0.20        --         (0.54)      (0.34)      (0.20)           --           --
  Class B..................     10.00       0.17        --         (0.54)      (0.37)      (0.17)           --           --
  Class C..................     10.00       0.17        --         (0.54)      (0.37)      (0.17)           --           --
                               -- SELECTED PER-SHARE DATA(A) --
                             ------------------------------------
                                                NET
                                             INCREASE
                                            (DECREASE)  NET ASSET
                                              IN NET     VALUE AT
                                 TOTAL         ASSET      END OF
                             DISTRIBUTIONS     VALUE      PERIOD
                             -------------  ----------  ---------

THE HARTFORD TAX-FREE NEW YORK FUND
  For the Year Ended October 31, 2007
  Class A..................      $(0.46)      $(0.39)     $10.14
  Class B..................       (0.38)       (0.39)      10.14
  Class C..................       (0.38)       (0.39)      10.14
  For the Year Ended October 31, 2006
  Class A..................       (0.41)        0.21       10.53
  Class B..................       (0.34)        0.21       10.53
  Class C..................       (0.34)        0.21       10.53
  For the Year Ended October 31, 2005
  Class A..................       (0.38)       (0.10)      10.32
  Class B..................       (0.30)       (0.10)      10.32
  Class C..................       (0.30)       (0.10)      10.32
  For the Year Ended October 31, 2004
  Class A..................       (0.47)        0.27       10.42
  Class B..................       (0.40)        0.27       10.42
  Class C..................       (0.40)        0.27       10.42
  From inception October 31, 2002, through October 31, 2003
  Class A..................       (0.35)        0.15       10.15
  Class B..................       (0.28)        0.15       10.15
  Class C..................       (0.28)        0.15       10.15

--------
(a) Information presented relates to a share of capital stock outstanding throughout the indicated period.
(b) Assumes initial investment at net asset value at the
    beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(c) Portfolio turnover rate is calculated on the basis of the
    Fund as a whole without distinguishing between the classes of shares issued.
(d) Ratios do not include fees paid indirectly. (See page 68 for impact on ratios)
(e) Annualized.
(f) Not annualized.
(g) Per share amounts have been calculated using average shares outstanding method.
(h) Information presented below represents the calculation of financial highlights from the commencement of fund.
THE HARTFORD HIGH YIELD MUNICIPAL BOND FUND
  From (commencement of operations) May 1, 2007, through October
     31, 2007
  Class A..................       (0.20)       (0.54)       9.46
  Class B..................       (0.17)       (0.54)       9.46
  Class C..................       (0.17)       (0.54)       9.46




66                                                     THE HARTFORD MUTUAL FUNDS

                                                            FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                    -- RATIOS AND SUPPLEMENTAL DATA --
     -----------------------------------------------------------------------------------------------

                                  RATIO OF        RATIO OF        RATIO OF
                                  EXPENSES        EXPENSES        EXPENSES
                                 TO AVERAGE      TO AVERAGE      TO AVERAGE
                                 NET ASSETS      NET ASSETS      NET ASSETS
                                   BEFORE           AFTER           AFTER       RATIO OF
                                 WAIVERS AND     WAIVERS AND     WAIVERS AND       NET
                   NET ASSETS  REIMBURSEMENTS  REIMBURSEMENTS  REIMBURSEMENTS  INVESTMENT
                     AT END     AND INCLUDING   AND INCLUDING   AND EXCLUDING   INCOME TO  PORTFOLIO
        TOTAL       OF PERIOD     INTEREST        INTEREST        INTEREST       AVERAGE    TURNOVER
     RETURN (B)      (000'S)     EXPENSE (D)     EXPENSE (D)     EXPENSE (D)   NET ASSETS   RATE (C)
     ----------    ----------  --------------  --------------  --------------  ----------  ---------


         0.65        11,276         0.97            0.85            0.85          3.90         18
        (0.10)        1,677         1.74            1.60            1.60          3.14         --
        (0.09)        2,669         1.73            1.60            1.60          3.15         --

         6.21        11,182         1.03            0.85            0.85          3.78         25
         5.41         1,808         1.79            1.60            1.60          3.03         --
         5.41         2,492         1.78            1.60            1.60          3.03         --

         2.66        11,202         1.03            0.85            0.85          3.45         23
         1.90         1,794         1.80            1.60            1.60          2.70         --
         1.90         2,677         1.79            1.60            1.60          2.70         --

         7.52        10,541         1.04            0.91            0.91          3.66         24
         6.76         1,568         1.74            1.61            1.61          2.96         --
         6.76         1,973         1.75            1.62            1.62          2.95         --

         5.03(f)      8,602         1.63(e)         0.95(e)         0.95(e)       3.34(e)      54
         4.30(f)      1,051         2.38(e)         1.65(e)         1.65(e)       2.64(e)      --
         4.30(f)      1,393         2.26(e)         1.65(e)         1.65(e)       2.67(e)      --

--------














        (3.41)(f)    46,261         0.96(e)         0.23(e)         0.23(e)       4.72(e)      23
        (3.71)(f)     1,333         1.70(e)         0.93(e)         0.93(e)       4.00(e)      --
        (3.71)(f)    11,236         1.74(e)         0.98(e)         0.98(e)       4.12(e)      --





THE HARTFORD MUTUAL FUNDS                                                     67

                                                            FEES PAID INDIRECTLY
--------------------------------------------------------------------------------

The ratio of expenses to average net assets in the financial highlights excludes fees paid indirectly. Had the fees paid indirectly been included, the annualized expense ratios for the periods listed below would have been as follow:

FUND                                         YEAR ENDED          YEAR ENDED          YEAR ENDED
----                                      OCTOBER 31, 2007    OCTOBER 31, 2006    OCTOBER 31, 2005
                                          --------------------------------------------------------
HIGH YIELD MUNICIPAL BOND FUND
Class A Shares                                  0.25%(I)
Class B Shares                                  1.00%(I)
Class C Shares                                  1.00%(I)
TAX-FREE CALIFORNIA FUND
Class A Shares                                  0.85%               0.89%               0.89%
Class B Shares                                  1.60%               1.64%               1.64%
Class C Shares                                  1.60%               1.64%               1.64%
TAX-FREE MINNESOTA FUND
Class A Shares                                  0.85%               0.84%               0.84%
Class B Shares                                  1.60%               1.56%               1.59%
Class C Shares                                  1.59%               1.56%               1.59%
TAX-FREE NATIONAL FUND
Class A Shares                                  0.85%               1.00%               1.01%
Class B Shares                                  1.60%               1.75%               1.75%
Class C Shares                                  1.60%               1.75%               1.75%
TAX-FREE NEW YORK FUND
Class A Shares                                  0.84%               0.83%               0.84%
Class B Shares                                  1.59%               1.58%               1.59%
Class C Shares                                  1.59%               1.58%               1.59%


--------

(I) From May 1, 2007 (commencement of operations), through October 31, 2007.


68                                                     THE HARTFORD MUTUAL FUNDS

                                              FUND CODE, CUSIP NUMBER AND SYMBOL

--------------------------------------------------------------------------------


                                            CLASS    FUND      CUSIP
NAME                                       SHARES    CODE      NUMBER     SYMBOL
----                                       ------    ----    ---------    ------
The Hartford High Yield Municipal Bond
  Fund                                     C         1596    41664L682    HHMCX
The Hartford Tax-Free California Fund      A         1650    416648103    HTFAX
The Hartford Tax-Free California Fund      B         1651    416648202    HTFBX
The Hartford Tax-Free California Fund      C         1652    416648301    HTFCX
The Hartford Tax-Free Minnesota Fund       A         1626    416529618    HTMAX
The Hartford Tax-Free Minnesota Fund       B         1627    416529592    HTMBX
The Hartford Tax-Free Minnesota Fund       C         1628    416529584    HTMCX
The Hartford Tax-Free National Fund        A         1630    416529519    HTNAX
The Hartford Tax-Free National Fund        B         1631    416529493    HTNBX
The Hartford Tax-Free National Fund        C         1632    416529485    HTNCX
The Hartford Tax-Free New York Fund        A         1654    416648509    HTYAX
The Hartford Tax-Free New York Fund        B         1655    416648608    HTYBX
The Hartford Tax-Free New York Fund        C         1656    416648707    HTYCX




THE HARTFORD MUTUAL FUNDS                                                     69

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Two documents are available that offer further information on The Hartford Mutual Funds:

 ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional information about each fund is contained in the financial statements and portfolio holdings in the fund's annual and semi-annual reports. In the fund's annual report you will also find a discussion of the market conditions and investment strategies that significantly affected that fund's performance during the last fiscal year, as well as the independent registered public accounting firm's report.

 STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on the funds.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

The funds make available this prospectus, their SAI and annual/semi-annual reports free of charge, on the funds' website at www.hartfordinvestor.com.

To request a free copy of the current annual/semi-annual report for a fund and/or the SAI or for shareholder inquiries or other information about the funds, please contact the funds at:

 BY MAIL:

The Hartford Mutual Funds
P.O. Box 64387
St. Paul, MN 55164-0387

(For overnight mail)
The Hartford Mutual Funds
500 Bielenberg Drive
Woodbury, MN 55125-1400

 BY PHONE:

1-888-843-7824

 ON THE INTERNET:

www.hartfordinvestor.com


Or you may view or obtain these documents from the SEC:

 IN PERSON:

at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

 INVESTING IN MUTUAL FUNDS:

Shareholders can obtain additional information about investing, including information about investing in mutual funds, on the SEC's Investor Education Web Site at http://www.sec.gov/investor.shtml and through the FINRA's Investor Information Web Site at http://www.finra.org/InvestorInformation/index.htm. To obtain additional information about the expenses associated with investing in mutual funds, the SEC provides a Mutual Fund Cost Calculator, available at http://www.sec.gov/investor/tools/mfcc/mfcc-intsec.htm; and FINRA provides a Mutual Funds and ETF Expense Analyzer, available at http://apps.finra.org/ investor_Information/ea/1/mfetf.aspx.

 BY MAIL:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

 ON THE INTERNET OR BY E-MAIL:

Internet:  (on the EDGAR Database on the SEC's internet site) www.sec.gov

E-Mail:  publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBERS:
The Hartford Mutual Funds, Inc. 811-07589
The Hartford Mutual Funds II, Inc. 811-00558